UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Shareholder Reports.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2021
State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Annual Report
December 31, 2021

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street U.S. Equity V.I.S. Fund
Notes to Performance — December 31, 2021 (Unaudited)
The information provided on the performance pages relates to the State Street U.S. Equity V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/ geam for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street U.S. Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street U.S. Equity V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2021 (Unaudited)
The State Street U.S. Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was 25.49%, and the Index was 28.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Positions in payments companies, healthcare, and semiconductors were primary drivers of Fund performance during the Reporting Period relative to the Index.
The Fund’s positions in payments companies such as Visa detracted from relative performance in 2021 as travel, and international travel in particular, suffered due to a resurgent COVID-19. In our view these companies have long-term secular growth prospects and strong market positions and may benefit as COVID-19 starts to fade and travel resumes. A second detractor was stock selection in healthcare, most notably Merck, which has been ignored by the market during the pandemic. In our view, Merck is a dominant player in an industry with high barriers to entry. It has benefited from strong cash flow and diversified high margin businesses with further scope for growth. It has a strong oncology business, and its vaccine and animal health businesses give it less exposure to patent cliffs than some competitors. But despite all of these advantages, Merck lagged in the Reporting Period because of no clear near-term catalyst or direct COVID-19 treatments.
On the positive side, the Fund has benefitted significantly from both an overweight and outperformance in the semiconductor space. We believe semiconductors have become less cyclical in recent years as chip technology has proliferated throughout the economy. This long-term view has led to overweights in a number of very strong players in the space. Most notable among these has been Applied Materials, a semiconductor equipment manufacturer with enormous competitive advantages driven by its proprietary technology. The company’s stock was up more than 80% during the Reporting Period.
The Fund used futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures contributed modestly to Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft, Alphabet and Apple. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Fidelity National Information Services, Walt Disney and PayPal Holdings.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Performance Summary — December 31, 2021 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $29,620 (in thousands) as of December 31, 2021 (a)(b)
Top Ten Largest Holdings
as of December 31, 2021 (as a % of Fair Value) (a)(b)
Microsoft Corp.	6.82%
Apple Inc.	5.57%
Amazon.com Inc.	4.45%
Alphabet Inc., Class A	3.60%
Meta Platforms Inc., Class A	2.67%
Visa Inc., Class A	2.29%
QUALCOMM Inc.	2.20%
JPMorgan Chase & Co.	2.11%
UnitedHealth Group Inc.	2.10%
Lowe's Companies Inc.	1.96%
Average Annual Total Return for the years ended December 31, 2021
Class 1 Shares (Inception date 1/3/95)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street U.S. Equity V.I.S. Fund	25.49%	18.63%	15.94%	$43,871
S&P 500® Index	28.71%	18.48%	16.55%	$46,257

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund
Performance Summary, continued — December 31, 2021 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or changes that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2021 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2021	$1,000.00	$1,000.00
Ending Account value December 31, 2021	$1,088.80	$1,021.10
Expenses Paid During Period*	$ 4.26	$ 4.13
*	Expenses are equal to the Fund's annualized expense ratio of 0.81%** (for the period July 1, 2021 - December 31, 2021), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund
Schedule of Investments — December 31, 2021
	Number of Shares	Fair Value
Common Stock - 97.6% †
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	1,809	$ 155,683
Apparel Retail - 1.4%
Ross Stores Inc.	3,581	409,237
Application Software - 2.6%
Adobe Inc. (a)	320	181,459
Intuit Inc.	115	73,970
salesforce.com Inc. (a)	1,275	324,016
Splunk Inc. (a)	1,658	191,864
		771,309
Asset Management & Custody Banks - 0.2%
Blackstone Inc.	490	63,401
Auto Parts & Equipment - 0.8%
Magna International Inc.	3,029	245,167
Automotive Retail - 0.6%
O'Reilly Automotive Inc. (a)	267	188,563
Biotechnology - 1.3%
BioMarin Pharmaceutical Inc. (a)	1,388	122,630
Vertex Pharmaceuticals Inc. (a)	1,229	269,888
		392,518
Building Products - 0.9%
Allegion plc	593	78,537
Trane Technologies PLC	850	171,725
		250,262
Cable & Satellite - 1.5%
Charter Communications Inc., Class A (a)	140	91,276
Comcast Corp., Class A	6,847	344,609
		435,885
Communications Equipment - 0.2%
Cisco Systems Inc.	1,067	67,616
Construction Materials - 0.3%
Martin Marietta Materials Inc.	187	82,377
Data Processing & Outsourced Services - 5.8%
Fidelity National Information Services Inc.	3,015	329,087
	Number of Shares	Fair Value
Mastercard Inc., Class A	1,523	$ 547,245
PayPal Holdings Inc. (a)	919	173,305
Visa Inc., Class A	3,134	679,169
		1,728,806
Diversified Banks - 2.1%
JPMorgan Chase & Co.	3,947	625,007
Diversified Support Services - 1.0%
Cintas Corp.	268	118,769
IAA Inc. (a)	3,451	174,690
		293,459
Electric Utilities - 0.9%
NextEra Energy Inc.	2,806	261,968
Electronic Components - 1.5%
Amphenol Corp., Class A	3,331	291,329
Corning Inc.	4,064	151,303
		442,632
Environmental & Facilities Services - 0.8%
Waste Management Inc.	1,479	246,845
Financial Exchanges & Data - 1.0%
CME Group Inc.	567	129,537
S&P Global Inc.	333	157,153
		286,690
Footwear - 0.4%
NIKE Inc., Class B	653	108,836
Healthcare Equipment - 3.2%
Becton Dickinson & Co.	550	138,314
Boston Scientific Corp. (a)	7,888	335,082
Edwards Lifesciences Corp. (a)	796	103,122
Medtronic PLC	2,077	214,866
Zimmer Biomet Holdings Inc.	1,287	163,500
		954,884
Healthcare Services - 0.7%
Cigna Corp.	837	192,200
Home Improvement Retail - 2.3%
Lowe's Companies Inc.	2,238	578,478
The Home Depot Inc.	266	110,393
		688,871

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc., Class A (a)	1,918	$ 316,930
Household Products - 1.4%
Colgate-Palmolive Co.	1,213	103,517
The Procter & Gamble Co.	1,900	310,802
		414,319
Hypermarkets & Super Centers - 0.3%
Walmart Inc.	690	99,836
Industrial Conglomerates - 1.4%
Honeywell International Inc.	1,941	404,718
Industrial Gases - 1.4%
Air Products & Chemicals Inc.	1,398	425,356
Industrial Machinery - 1.6%
Parker-Hannifin Corp.	1,141	362,975
Xylem Inc.	790	94,737
		457,712
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	483	83,955
Integrated Oil & Gas - 0.6%
Chevron Corp.	1,528	179,311
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc.	840	55,885
Interactive Media & Services - 7.9%
Alphabet Inc., Class C (a)(b)	165	477,442
Alphabet Inc., Class A (a)	368	1,066,111
Meta Platforms Inc., Class A (a)	2,352	791,095
		2,334,648
Internet & Direct Marketing Retail - 4.5%
Amazon.com Inc. (a)(b)	395	1,317,064
Investment Banking & Brokerage - 1.3%
The Charles Schwab Corp.	4,437	373,152
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	313	129,754
	Number of Shares	Fair Value
Life & Health Insurance - 0.1%
Lincoln National Corp.	608	$ 41,502
Life Sciences Tools & Services - 0.3%
IQVIA Holdings Inc. (a)	319	90,003
Managed Healthcare - 2.6%
Humana Inc.	331	153,538
UnitedHealth Group Inc.	1,242	623,658
		777,196
Movies & Entertainment - 1.8%
Netflix Inc. (a)	422	254,229
The Walt Disney Co. (a)	1,811	280,506
		534,735
Multi-Line Insurance - 0.3%
American International Group Inc.	1,468	83,470
Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	1,111	332,189
Multi-Utilities - 1.3%
Sempra Energy	2,973	393,268
Oil & Gas Equipment & Services - 0.4%
Schlumberger N.V.	4,324	129,504
Oil & Gas Exploration & Production - 1.5%
ConocoPhillips	4,143	299,042
Pioneer Natural Resources Co.	734	133,500
		432,542
Packaged Foods & Meats - 1.5%
Mondelez International Inc., Class A	6,551	434,397
Personal Products - 0.3%
The Estee Lauder Companies Inc., Class A	254	94,031
Pharmaceuticals - 4.4%
AstraZeneca PLC, ADR	1,314	76,540
Bristol-Myers Squibb Co.	2,676	166,849
Elanco Animal Health Inc. (a)	2,291	65,019
Johnson & Johnson	3,078	526,553
Merck & Company Inc.	5,595	428,801

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Viatris Inc.	3,492	$ 47,247
		1,311,009
Property & Casualty Insurance - 1.2%
Chubb Ltd.	1,748	337,906
Railroads - 0.6%
Union Pacific Corp.	747	188,192
Regional Banks - 2.9%
First Republic Bank	1,160	239,552
Regions Financial Corp.	18,330	399,594
SVB Financial Group (a)	322	218,393
		857,539
Restaurants - 0.6%
McDonald's Corp.	689	184,700
Semiconductor Equipment - 1.5%
Applied Materials Inc.	2,724	428,649
Semiconductors - 5.5%
Advanced Micro Devices Inc. (a)	1,326	190,811
NVIDIA Corp.	1,258	369,990
QUALCOMM Inc.	3,566	652,115
Texas Instruments Inc.	2,203	415,200
		1,628,116
Soft Drinks - 0.9%
PepsiCo Inc.	1,485	257,959
Specialized REITs - 1.1%
American Tower Corp.	1,076	314,730
Specialty Chemicals - 0.7%
DuPont de Nemours Inc.	1,022	82,557
	Number of Shares	Fair Value
Ecolab Inc.	228	$ 53,487
PPG Industries Inc.	444	76,563
		212,607
Systems Software - 7.7%
Microsoft Corp.	6,005	2,019,601
Oracle Corp.	1,184	103,257
ServiceNow Inc. (a)	252	163,576
		2,286,434
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc.	9,286	1,648,915
Trading Companies & Distributors - 1.0%
United Rentals Inc. (a)	897	298,064
Trucking - 0.1%
Lyft Inc., Class A (a)	753	32,176
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	550	63,789
Total Common Stock (Cost $16,440,253)		28,878,478
Short-Term Investments - 2.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (c)(d) (Cost $742,013)	742,013	742,013
Total Investments (Cost $17,182,266)		29,620,491
Liabilities in Excess of Other Assets, net - (0.1)%		(25,326)
NET ASSETS - 100.0%		$ 29,595,165

Other Information:
The Fund had the following long futures contracts open at December 31, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	March 2022	2	$ 470,302	$ 475,850	$ 5,548
During the year ended December 31, 2021, the average notional value related to long futures contracts was $426,423.
See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 28,878,478	$ —	$ —	$ 28,878,478
Short-Term Investments	742,013	—	—	742,013
Total Investments in Securities	$ 29,620,491	$ —	$ —	$ 29,620,491
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 5,548	$ —	$ —	$ 5,548
Total Other Financial Instruments	$ 5,548	$ —	$ —	$ 5,548

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	582,660	$582,660	$6,505,965	$6,346,612	$—	$—	742,013	$742,013	$168
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	9

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date					1/3/95
Net asset value, beginning of period	$ 53.28	$ 46.97	$ 38.07	$ 44.20	$ 42.02
Income/(loss) from investment operations:
Net investment income(a)	0.18	0.27	0.33	0.37	0.35
Net realized and unrealized gains/(losses) on investments	13.47	10.34	11.78	(1.90)	8.03
Total income/(loss) from investment operations	13.65	10.61	12.11	(1.53)	8.38
Less distributions from:
Net investment income	0.22	0.27	0.32	0.41	0.38
Net realized gains	10.16	4.03	2.89	4.19	5.82
Total distributions	10.38	4.30	3.21	4.60	6.20
Net asset value, end of period	$ 56.55	$ 53.28	$ 46.97	$ 38.07	$ 44.20
Total Return(b)	25.49%	22.64%	31.77%	(3.40)%	19.91%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$29,595	$27,729	$25,951	$23,473	$28,308
Ratios to average net assets:
Net expenses	0.82%	0.86%	0.88%	0.80%	0.85%
Gross expenses	0.82%	0.86%	0.88%	0.80%	0.85%
Net investment income	0.30%	0.56%	0.74%	0.81%	0.75%
Portfolio turnover rate	32%	38%	31%	41%	80%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
10	Financial Highlights

State Street U.S. Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2021
Assets
Investments in securities, at fair value (cost $16,440,253)	$ 28,878,478
Short-term affiliated investments, at fair value	742,013
Cash	534
Net cash collateral on deposit with broker for future contracts	18,330
Receivable for investments sold	12,584
Income receivables	25,836
Receivable for fund shares sold	353
Income receivable from affiliated investments	18
Receivable for accumulated variation margin on futures contracts	5,553
Other assets	168
Total assets	29,683,867
Liabilities
Payable for fund shares redeemed	35,955
Payable to the Adviser	13,591
Payable for custody, fund accounting and sub-administration fees	3,535
Accrued other expenses	35,621
Total liabilities	88,702

Net Assets	$ 29,595,165
Net Assets Consist of:
Capital paid in	$ 16,473,941
Total distributable earnings (loss)	13,121,224
Net Assets	$ 29,595,165
Shares outstanding ($0.01 par value; unlimited shares authorized)	523,303
Net asset value per share	$ 56.55
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	11

State Street U.S. Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2021
Investment Income
Income
Dividend	$ 326,096
Income from affiliated investments	168
Less: Foreign taxes withheld	(373)
Total income	325,891
Expenses
Advisory and administration fees	159,621
Directors' fees	18,698
Custody, fund accounting and sub-administration fees	21,016
Professional fees	31,109
Printing and shareholder reports	4,821
Other expenses	3,069
Total expenses	238,334
Net investment income	$ 87,557
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 4,796,945
Futures	83,657
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,617,345
Futures	(203)
Net realized and unrealized gain (loss) on investments	6,497,744
Net Increase in Net Assets Resulting from Operations	$ 6,585,301
The accompanying Notes are an integral part of these financial statements.
12	Statement of Operations

State Street U.S. Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2021	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 87,557	$ 138,985
Net realized gain (loss) on investments and futures	4,880,602	1,936,160
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,617,142	3,106,788
Net increase (decrease) from operations	6,585,301	5,181,933
Distributions to shareholders:
Total distributions	(4,601,794)	(2,081,342)
Increase (decrease) in assets from operations and distributions	1,983,507	3,100,591
Share transactions:
Proceeds from sale of shares	312,618	476,265
Value of distributions reinvested	4,601,794	2,081,342
Cost of shares redeemed	(5,031,745)	(3,879,729)
Net increase (decrease) from share transactions	(117,333)	(1,322,122)
Total increase (decrease) in net assets	1,866,174	1,778,469
Net Assets
Beginning of year	27,728,991	25,950,522
End of year	$ 29,595,165	$ 27,728,991
Changes in Fund Shares
Shares sold	5,112	10,541
Issued for distributions reinvested	80,875	39,308
Shares redeemed	(83,113)	(81,944)
Net increase (decrease) in fund shares	2,874	(32,095)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	13

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2021
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2021, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 5,553	$ —	$ 5,553

16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 83,657	$ —	$ 83,657

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (203)	$ —	$ (203)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2021 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2021 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 9,144,676	$ 13,808,833
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending
Notes to Financial Statements	17

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021 upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to futures contracts, Non-REIT return of capital open basis adjustments received and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2021 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 437,996	$ 4,163,798	$ 4,601,794
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 324,922	$ 1,756,420	$ 2,081,342
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 40,429	$ —	$ —	$ 756,110	$ 12,324,685	$ —	$ 13,121,224
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 17,301,354	$ 12,559,130	$ 234,445	$ 12,324,685
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2021.
18	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	19

State Street U.S. Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street U.S. Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2022
20	Report of Independent Registered Public Accounting Firm

State Street U.S. Equity V.I.S. Fund
Other Information — December 31, 2021 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2021 in the amount of $4,163,798.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	21

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	63	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
22	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	63	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008,
Chairman, Board Member and
December 2008 to present,
Investment Committee
Member, Healthcare Georgia
Foundation (private
foundation); September 2002
to 2012, Lead Director and
Board Member, Amerigroup
Corp. (managed health care);
1999 to 2013, Board Member
and (2001 to 2017) Investment
Committee Member, Woodruff
Arts Center; and 2003 to 2009,
Trustee, Gettysburg College;
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).
Other Information	23

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	63	None.
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

(1)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
24	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Controller of GE Asset Management Incorporated (April 2011 – July 2016).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*
Other Information	25

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

Timothy Collins SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 – present); Vice President and Managing Counsel, State Street Corporation (March 2020 – August 2021); Vice President and Senior Counsel (April 2018 – March 2020); Counsel, Sutton Place Investments (January 2010 – March 2018).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
26	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
Timothy Collins, Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISUSEQAR

Annual Report
December 31, 2021
State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Annual Report
December 31, 2021

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Premier Growth Equity V.I.S. Fund
Notes to Performance — December 31, 2021 (Unaudited)
The information provided on the performance pages relates to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.
The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Premier Growth Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Premier Growth Equity V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2021 (Unaudited)
The State Street Premier Growth Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital and future income rather than current income. The Fund’s benchmarks are the Russell 1000 Growth Index and S&P 500 Index (the “Indices”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was 24.97%, and the returns for the Russell 1000 Growth Index was 27.60% and the S&P 500 Index was 28.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Consumer discretionary, payments companies, and semiconductor companies were the primary drivers of Fund performance during the Reporting Period relative to the Index.
The Fund benefitted from an underweight to the consumer discretionary sector, which was relatively weak in 2021, but negative stock selection within the segment offset this benefit. In consumer discretionary, the Fund saw strength in Lowes, which rose more than 60% during the year, but China internet platform company Alibaba and retailer Ross Stores were weak in 2021. Alibaba, which trades in the U.S., is a company with very large competitive advantages, strong ongoing growth across a range of business lines, and a very compelling valuation. However, it has been hit by concerns over China’s ongoing anti-trust and regulatory actions, as well as more general geopolitical tensions between the U.S. and China. Ross Stores lagged due to supply chain issues and consumer weakness as COVID-19 resurged during the year. We believe these issues will pass leaving Ross well-positioned for a recovery.
The Fund’s positions in payments companies such as Visa detracted from relative performance in 2021 as travel, and international travel in particular, suffered due to a resurgent COVID-19. In our view these companies have long-term secular growth prospects and strong market positions and may benefit as COVID-19 starts to fade and travel resumes.
On the positive side, the Fund has benefitted significantly from both an overweight and outperformance in the semiconductor space. We believe semiconductors have become less cyclical in recent years as chip technology has proliferated throughout the economy. This long-term view has led to overweights in a number of very strong players in the space. Most notable among these has been Applied Materials, a semiconductor equipment manufacturer with competitive advantages driven by its proprietary technology. The company’s stock was up more than 80% during the Reporting Period.
The Fund used futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures contributed modestly to Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft, Alphabet and Nvidia. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alibaba, PayPal and Splunk.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update
2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Performance Summary — December 31, 2021 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $41,898 (in thousands) as of December 31, 2021 (a)(b)
Top Ten Largest Holdings
as of December 31, 2021 (as a % of Fair Value) (a)(b)
Microsoft Corp.	11.43%
Apple Inc.	10.05%
Amazon.com Inc.	7.41%
Alphabet Inc., Class C	6.11%
Meta Platforms Inc., Class A	5.16%
Visa Inc., Class A	3.93%
QUALCOMM Inc.	3.62%
Lowe's Companies Inc.	2.80%
Mastercard Inc., Class A	2.68%
ServiceNow Inc.	2.30%
Average Annual Total Return for the years ended December 31, 2021
Class 1 shares (Inception date 12/12/97)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Premier Growth Equity V.I.S. Fund	24.97%	23.43%	18.88%	$56,386
S&P 500® Index	28.71%	18.48%	16.55%	$46,257
Russell 1000® Growth Index	27.60%	25.32%	19.79%	$60,825

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund
Performance Summary, continued — December 31, 2021 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2021 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2021	$1,000.00	$1,000.00
Ending Account value December 31, 2021	$1,086.00	$1,020.70
Expenses Paid During Period*	$ 4.73	$ 4.58
*	Expenses are equal to the Fund's annualized expense ratio of 0.90%** (for the period July 1, 2021 - December 31, 2021), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — December 31, 2021
	Number of Shares	Fair Value
Common Stock - 97.9% †
Apparel Retail - 2.2%
Ross Stores Inc.	7,970	$ 910,812
Application Software - 3.9%
Adobe Inc. (a)	455	258,012
salesforce.com Inc. (a)	2,855	725,541
Splunk Inc. (a)	5,830	674,648
		1,658,201
Biotechnology - 2.6%
BioMarin Pharmaceutical Inc. (a)	6,006	530,630
Vertex Pharmaceuticals Inc. (a)	2,495	547,902
		1,078,532
Cable & Satellite - 1.7%
Charter Communications Inc., Class A (a)	1,067	695,652
Data Processing & Outsourced Services - 10.2%
Fidelity National Information Services Inc.	5,426	592,248
Mastercard Inc., Class A	3,119	1,120,719
PayPal Holdings Inc. (a)	4,866	917,630
Visa Inc., Class A	7,596	1,646,129
		4,276,726
Financial Exchanges & Data - 1.3%
S&P Global Inc.	1,205	568,676
Healthcare Equipment - 1.6%
Boston Scientific Corp. (a)	16,147	685,924
Home Improvement Retail - 2.8%
Lowe's Companies Inc. (b)	4,545	1,174,792
Industrial Conglomerates - 1.4%
Honeywell International Inc.	2,735	570,275
Industrial Gases - 0.9%
Air Products & Chemicals Inc.	1,233	375,152
Industrial Machinery - 1.7%
Parker-Hannifin Corp.	2,241	712,907
Interactive Media & Services - 13.4%
Alphabet Inc., Class C (a)(b)	885	2,560,827
Alphabet Inc., Class A (a)	316	915,465
	Number of Shares	Fair Value
Meta Platforms Inc., Class A (a)	6,426	$ 2,161,385
		5,637,677
Internet & Direct Marketing Retail - 9.2%
Alibaba Group Holding Ltd. ADR (a)	2,849	338,433
Amazon.com Inc. (a)	931	3,104,270
Chewy Inc., Class A (a)	6,834	403,001
		3,845,704
Investment Banking & Brokerage - 1.7%
The Charles Schwab Corp.	8,575	721,157
Managed Healthcare - 1.7%
UnitedHealth Group Inc.	1,385	695,464
Movies & Entertainment - 1.0%
The Walt Disney Co. (a)	2,620	405,812
Pharmaceuticals - 1.2%
Elanco Animal Health Inc. (a)	17,505	496,792
Regional Banks - 1.0%
First Republic Bank	2,062	425,824
Semiconductor Equipment - 2.2%
Applied Materials Inc.	5,874	924,333
Semiconductors - 7.3%
Advanced Micro Devices Inc. (a)	5,109	735,185
NVIDIA Corp.	2,808	825,861
QUALCOMM Inc.	8,294	1,516,724
		3,077,770
Soft Drinks - 1.1%
PepsiCo Inc.	2,586	449,214
Specialized REITs - 1.7%
American Tower Corp.	2,386	697,905
Systems Software - 13.7%
Microsoft Corp.	14,234	4,787,179
ServiceNow Inc. (a)	1,488	965,875
		5,753,054
Technology Hardware, Storage & Peripherals - 10.0%
Apple Inc.	23,712	4,210,540

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Trading Companies & Distributors - 1.4%
United Rentals Inc. (a)	1,801	$ 598,454
Trucking - 1.0%
Lyft Inc., Class A (a)	10,078	430,633
Total Common Stock (Cost $19,113,181)		41,077,982
Short-Term Investments - 2.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (c)(d) (Cost $820,187)	820,187	820,187
Total Investments (Cost $19,933,368)		41,898,169
Other Assets and Liabilities, net - 0.1%		62,816
NET ASSETS - 100.0%		$ 41,960,985

Other Information:
The Fund had the following long futures contracts open at December 31, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	March 2022	3	$ 705,467	$ 713,775	$ 8,308
During the year ended December 31, 2021, the average notional value related to long futures contracts was $572,461.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	7

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 41,077,982	$ —	$ —	$ 41,077,982
Short-Term Investments	820,187	—	—	820,187
Total Investments in Securities	$ 41,898,169	$ —	$ —	$ 41,898,169
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 8,308	$ —	$ —	$ 8,308
Total Other Financial Instruments	$ 8,308	$ —	$ —	$ 8,308

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	873,386	$ 873,386	$7,734,396	$7,787,595	$ —	$ —	820,187	$820,187	$ 224
The Consumer Discretionary Select Sector SPDR Fund	1,097	176,376	733,534	961,021	98,851	(47,740)	—	—	2,794
The Technology Select Sector SPDR Fund	759	98,685	249,629	383,727	46,559	(11,146)	—	—	1,971
TOTAL		$1,148,447	$8,717,559	$9,132,343	$145,410	$(58,886)		$820,187	$4,989
See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date					12/12/97
Net asset value, beginning of period	$122.96	$100.89	$ 82.51	$ 99.23	$ 86.08
Income/(loss) from investment operations:
Net investment income (loss)	(0.44) (a)	(0.22) (a)	0.03 (a)	0.12 (a)	0.32 (a)
Net realized and unrealized gains/(losses) on investments	31.51	34.12	30.84	(2.88)	24.10
Total income/(loss) from investment operations	31.07	33.90	30.87	(2.76)	24.42
Less distributions from:
Net investment income	—	0.04	—	0.15	0.34
Net realized gains	27.27	11.79	12.49	13.81	10.93
Total distributions	27.27	11.83	12.49	13.96	11.27
Net asset value, end of period	$126.76	$122.96	$100.89	$ 82.51	$ 99.23
Total Return(b)	24.97%	33.61%	37.33%	(2.66)%	28.34%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$41,961	$39,144	$35,502	$30,369	$36,404
Ratios to average net assets:
Net expenses	0.88%	0.89%	0.91%	0.87%	0.85%
Gross expenses	0.88%	0.89%	0.91%	0.87%	0.85%
Net investment income (loss)	(0.32)%	(0.19)%	0.03%	0.11%	0.31%
Portfolio turnover rate	30%	22%	22%	27%	21%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	9

State Street Premier Growth Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2021
Assets
Investments in securities, at fair value (cost $19,113,181)	$ 41,077,982
Short-term affiliated investments, at fair value	820,187
Net cash collateral on deposit with broker for future contracts	27,540
Income receivables	7,946
Receivable for fund shares sold	83,351
Income receivable from affiliated investments	20
Receivable for accumulated variation margin on futures contracts	8,315
Other assets	228
Total assets	42,025,569
Liabilities
Payable for fund shares redeemed	181
Payable to the Adviser	21,864
Payable for custody, fund accounting and sub-administration fees	4,028
Accrued other expenses	38,511
Total liabilities	64,584

Net Assets	$ 41,960,985
Net Assets Consist of:
Capital paid in	$ 18,372,251
Total distributable earnings (loss)	23,588,734
Net Assets	$ 41,960,985
Shares outstanding ($0.01 par value; unlimited shares authorized)	331,032
Net asset value per share	$ 126.76
The accompanying Notes are an integral part of these financial statements.
10	Statement of Assets and Liabilities

State Street Premier Growth Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2021
Investment Income
Income
Dividend	$ 221,444
Income from affiliated investments	4,989
Total income	226,433
Expenses
Advisory and administration fees	261,084
Directors' fees	18,765
Custody, fund accounting and sub-administration fees	22,452
Professional fees	35,431
Printing and shareholder reports	11,743
Other expenses	5,314
Total expenses	354,789
Net investment income	$ (128,356)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 8,187,200
Affiliated investments	145,410
Futures	68,364
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	716,026
Affiliated investments	(58,886)
Futures	(1,031)
Net realized and unrealized gain (loss) on investments	9,057,083
Net Increase in Net Assets Resulting from Operations	$ 8,928,727
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	11

State Street Premier Growth Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2021	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (128,356)	$ (68,704)
Net realized gain (loss) on investments and futures	8,400,974	4,078,990
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	656,109	6,384,631
Net increase (decrease) from operations	8,928,727	10,394,917
Distributions to shareholders:
Total distributions	(7,449,942)	(3,437,485)
Increase (decrease) in assets from operations and distributions	1,478,785	6,957,432
Share transactions:
Proceeds from sale of shares	621,030	818,632
Value of distributions reinvested	7,449,942	3,437,485
Cost of shares redeemed	(6,732,576)	(7,572,232)
Net increase (decrease) from share transactions	1,338,396	(3,316,115)
Total increase (decrease) in net assets	2,817,181	3,641,317
Net Assets
Beginning of year	39,143,804	35,502,487
End of year	$ 41,960,985	$ 39,143,804
Changes in Fund Shares
Shares sold	4,534	7,511
Issued for distributions reinvested	57,976	27,995
Shares redeemed	(49,819)	(69,065)
Net increase (decrease) in fund shares	12,691	(33,559)
The accompanying Notes are an integral part of these financial statements.
12	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2021
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the "Fund"), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be
14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021 distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2021, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 8,315	$ —	$ 8,315

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 68,364	$ —	$ 68,364

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (1,031)	$ —	$ (1,031)
Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2021 are disclosed in the Schedule of Investments.
5.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2021 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 11,693,597	$ 17,875,978
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to futures contracts and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2021 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 22,377	$ 7,427,565	$ 7,449,942
16	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 39,610	$ 3,397,875	$ 3,437,485
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ —	$ —	$ —	$ 1,820,946	$ 21,767,788	$ —	$ 23,588,734
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 20,138,689	$ 22,556,848	$ 789,060	$ 21,767,788
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2021.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Notes to Financial Statements	17

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no other subsequent events requiring adjustment or disclosure in the financial statements.
18	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Premier Growth Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Premier Growth Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2022
19

State Street Premier Growth Equity V.I.S. Fund
Other Information — December 31, 2021 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2021 in the amount of $7,427,565.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Premier Growth Equity V.I.S. Fund (the “Fund”), a series of State Street Variable Insurance Series Funds, Inc., was held on September 29, 2021 to approve a change in the sub-classification of the Fund from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction. At the meeting the following votes were recorded:
Shares For	253,036.804
Shares Against	22,125.715
Shares Abstained	7,675.452
20	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	21

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	63	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
22	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	63	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008,
Chairman, Board Member and
December 2008 to present,
Investment Committee
Member, Healthcare Georgia
Foundation (private
foundation); September 2002
to 2012, Lead Director and
Board Member, Amerigroup
Corp. (managed health care);
1999 to 2013, Board Member
and (2001 to 2017) Investment
Committee Member, Woodruff
Arts Center; and 2003 to 2009,
Trustee, Gettysburg College;
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).
Other Information	23

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	63	None.
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

(1)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
24	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Controller of GE Asset Management Incorporated (April 2011 – July 2016).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*
Other Information	25

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

Timothy Collins SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 – present); Vice President and Managing Counsel, State Street Corporation (March 2020 – August 2021); Vice President and Senior Counsel (April 2018 – March 2020); Counsel, Sutton Place Investments (January 2010 – March 2018).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
26	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
Timothy Collins, Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISPGEQAR

Annual Report
December 31, 2021
State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Annual Report
December 31, 2021

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street S&P 500 Index V.I.S. Fund
Notes to Performance — December 31, 2021 (Unaudited)
The information provided on the performance page relates to the State Street S&P 500 Index V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com. for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.
The Fund is not sponsored, endorsed, sold or promoted by S&P Global Ratings (“S&P”), and S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the Fund to track general stock market performance.
The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street S&P 500 Index V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street S&P 500 Index V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2021 (Unaudited)
The State Street S&P 500 Index V.I.S Fund (the “Fund”) seeks to provide growth of capital and accumulation of income that corresponds to the investment return of the S&P 500 Index. The Fund’s benchmark is S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was 28.27%, and the Index was 28.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The S&P 500 Index had a very prosperous year with substantial gains in three out of the four quarters (Q1 +6.17%, Q2 +8.55%, Q4 +11.03%) while still managing a modest gain of 0.58% during a challenging Q3. Overall, the Index gained 28.71% for the calendar year of 2021. The consistent storyline in the U.S., as well as most of the developed world, was economic recovery as vaccine distribution became widespread and the country learned how to adapt to a new way of life. Many features introduced during the height of the COVID-19 pandemic a year earlier were permanently adopted changing the overall business landscape. Remote working arrangements, curbside store pickups, virtual healthcare, and contactless delivery helped lead the economy through this uncertain terrain. The hiccup during Q3, caused by continued supply chain disruptions and the unfortunate reality of a new COVID-19 variant on the horizon, subsided as the last quarter began and the season of spending (in the form of both consumer holiday shopping and U.S. government infrastructure investing) signaled economic health in the U.S..
Information Technology, Financial and Health Care were the best contributing sectors to the Fund’s performance during the Reporting Period. Utilities, Materials and Consumer Staples were the weakest contributors.
The Fund used index futures in order to equitize cash and receivables during the Reporting Period. The Fund’s use of the index futures contributed to Fund performance relative to the Index
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were PayPal Holdings, Inc., Global Payments Inc. and Walt Disney Company. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft Corporation, Apple Inc. and NVIDIA Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Performance Summary — December 31, 2021 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $208,456 (in thousands) as of December 31, 2021 (a)(b)
Top Ten Largest Holdings
as of December 31, 2021 (as a % of Fair Value) (a)(b)
Apple Inc.	6.84%
Microsoft Corp.	6.24%
Amazon.com Inc.	3.59%
Alphabet Inc., Class A	2.15%
Tesla Inc.	2.11%
Alphabet Inc., Class C	2.00%
Meta Platforms Inc., Class A	1.97%
NVIDIA Corp.	1.82%
Berkshire Hathaway Inc., Class B	1.36%
UnitedHealth Group Inc.	1.16%
Average Annual Total Return for the years ended December 31, 2021
Class 1 Shares (Inception date 4/15/85)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street S&P 500 Index V.I.S. Fund	28.27%	18.07%	16.17%	$44,772
S&P 500® Index	28.71%	18.48%	16.55%	$46,257

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional Liquid Reserve Fund, Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Performance Summary, continued — December 31, 2021 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2021 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2021	$1,000.00	$1,000.00
Ending Account value December 31, 2021	$1,114.50	$1,023.60
Expenses Paid During Period*	$ 1.65	$ 1.58
*	Expenses are equal to the Fund's annualized expense ratio of 0.31%** (for the period July 1, 2021 - December 31, 2021), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — December 31, 2021
	Number of Shares	Fair Value
Common Stock - 99.6% †
Advertising - 0.1%
Omnicom Group Inc.	1,023	$ 74,955
The Interpublic Group of Companies Inc.	2,061	77,185
		152,140
Aerospace & Defense - 1.3%
General Dynamics Corp.	1,181	246,203
Howmet Aerospace Inc.	2,272	72,318
Huntington Ingalls Industries Inc.	200	37,348
L3Harris Technologies Inc.	968	206,416
Lockheed Martin Corp.	1,273	452,437
Northrop Grumman Corp.	795	307,721
Raytheon Technologies Corp.	7,577	652,077
Textron Inc.	1,011	78,049
The Boeing Co. (a)	2,788	561,280
TransDigm Group Inc. (a)	270	171,795
		2,785,644
Agricultural & Farm Machinery - 0.2%
Deere & Co.	1,422	487,590
Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	2,896	195,741
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	587	63,179
Expeditors International of Washington Inc.	832	111,729
FedEx Corp.	1,208	312,437
United Parcel Service Inc., Class B	3,725	798,417
		1,285,762
Airlines - 0.2%
Alaska Air Group Inc. (a)	700	36,470
American Airlines Group Inc. (a)	3,511	63,057
Delta Air Lines Inc. (a)	3,506	137,014
Southwest Airlines Co. (a)	3,202	137,174
United Airlines Holdings Inc. (a)	1,811	79,286
		453,001
Alternative Carriers - 0.0%*
Lumen Technologies Inc.	4,737	59,449
	Number of Shares	Fair Value
Apparel Retail - 0.3%
Ross Stores Inc.	1,730	$ 197,704
The Gap Inc.	1,215	21,445
The TJX Companies Inc.	6,179	469,110
		688,259
Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	407	43,407
Ralph Lauren Corp.	270	32,092
Tapestry Inc.	1,589	64,513
Under Armour Inc., Class A (a)	500	10,595
Under Armour Inc., Class C (a)	1,012	18,257
VF Corp.	1,741	127,476
		296,340
Application Software - 2.4%
Adobe Inc. (a)	2,450	1,389,297
ANSYS Inc. (a)	471	188,928
Autodesk Inc. (a)	1,093	307,341
Cadence Design Systems Inc. (a)	1,443	268,903
Ceridian HCM Holding Inc. (a)	666	69,570
Citrix Systems Inc.	707	66,875
Intuit Inc.	1,416	910,800
Paycom Software Inc. (a)	250	103,797
PTC Inc. (a)	600	72,690
salesforce.com Inc. (a)	5,026	1,277,257
Synopsys Inc. (a)	788	290,378
Tyler Technologies Inc. (a)	200	107,590
		5,053,426
Asset Management & Custody Banks - 0.8%
Ameriprise Financial Inc.	576	173,756
BlackRock Inc.	738	675,683
Franklin Resources Inc.	1,491	49,934
Invesco Ltd.	2,050	47,191
Northern Trust Corp.	992	118,653
State Street Corp. (b)	1,906	177,258
T Rowe Price Group Inc.	1,203	236,558
The Bank of New York Mellon Corp.	3,719	216,000
		1,695,033
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	1,387	228,786
BorgWarner Inc.	1,447	65,216
		294,002

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Automobile Manufacturers - 2.5%
Ford Motor Co.	20,537	$ 426,553
General Motors Co. (a)	7,649	448,461
Tesla Inc. (a)	4,172	4,408,886
		5,283,900
Automotive Retail - 0.3%
Advance Auto Parts Inc.	304	72,923
AutoZone Inc. (a)	112	234,796
CarMax Inc. (a)	834	108,612
O'Reilly Automotive Inc. (a)	354	250,005
		666,336
Biotechnology - 1.8%
AbbVie Inc.	9,018	1,221,037
Amgen Inc.	2,911	654,888
Biogen Inc. (a)	800	191,936
Gilead Sciences Inc.	6,555	475,959
Incyte Corp. (a)	820	60,188
Moderna Inc. (a)	1,765	448,275
Regeneron Pharmaceuticals Inc. (a)	541	341,652
Vertex Pharmaceuticals Inc. (a)	1,312	288,115
		3,682,050
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	1,078	49,965
Broadcasting - 0.1%
Discovery Inc., Class A (a)	806	18,973
Discovery Inc., Class C (a)	1,640	37,556
Fox Corp., Class A	1,530	56,457
Fox Corp., Class B	740	25,360
ViacomCBS Inc., Class B	3,236	97,663
		236,009
Building Products - 0.5%
A O Smith Corp.	798	68,508
Allegion plc	533	70,590
Carrier Global Corp.	4,270	231,605
Fortune Brands Home & Security Inc.	599	64,033
Johnson Controls International PLC	3,783	307,596
Masco Corp.	1,282	90,022
Trane Technologies PLC	1,257	253,952
		1,086,306
	Number of Shares	Fair Value
Cable & Satellite - 0.8%
Charter Communications Inc., Class A (a)	638	$ 415,957
Comcast Corp., Class A	23,657	1,190,657
DISH Network Corp., Class A (a)	1,098	35,619
		1,642,233
Casinos & Gaming - 0.2%
Caesars Entertainment Inc. (a)	1,071	100,171
Las Vegas Sands Corp. (a)	1,739	65,456
MGM Resorts International	1,997	89,625
Penn National Gaming Inc. (a)	755	39,147
Wynn Resorts Ltd. (a)	481	40,904
		335,303
Commodity Chemicals - 0.2%
Dow Inc.	3,848	218,258
LyondellBasell Industries N.V., Class A	1,338	123,404
		341,662
Communications Equipment - 0.9%
Arista Networks Inc. (a)	1,128	162,150
Cisco Systems Inc.	21,640	1,371,327
F5 Inc. (a)	353	86,383
Juniper Networks Inc.	1,889	67,456
Motorola Solutions Inc.	825	224,152
		1,911,468
Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	1,117	113,487
Construction & Engineering - 0.0%*
Quanta Services Inc.	784	89,893
Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	2,815	581,973
Cummins Inc.	742	161,860
PACCAR Inc.	1,844	162,751
Westinghouse Air Brake Technologies Corp.	1,025	94,413
		1,000,997
Construction Materials - 0.1%
Martin Marietta Materials Inc.	327	144,050
Vulcan Materials Co.	695	144,268
		288,318

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Consumer Electronics - 0.1%
Garmin Ltd.	800	$ 108,936
Consumer Finance - 0.6%
American Express Co.	3,210	525,156
Capital One Financial Corp.	2,170	314,845
Discover Financial Services	1,577	182,238
Synchrony Financial	2,866	132,954
		1,155,193
Copper - 0.2%
Freeport-McMoRan Inc.	7,421	309,678
Data Processing & Outsourced Services - 3.1%
Automatic Data Processing Inc.	2,136	526,695
Broadridge Financial Solutions Inc.	562	102,745
Fidelity National Information Services Inc.	3,224	351,900
Fiserv Inc. (a)	3,025	313,965
FleetCor Technologies Inc. (a)	439	98,266
Global Payments Inc.	1,496	202,229
Jack Henry & Associates Inc.	437	72,975
Mastercard Inc., Class A	4,480	1,609,753
Paychex Inc.	1,735	236,827
PayPal Holdings Inc. (a)	6,107	1,151,658
Visa Inc., Class A	8,643	1,873,024
		6,540,037
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	994	72,423
Constellation Brands Inc., Class A	872	218,846
		291,269
Distributors - 0.1%
Genuine Parts Co.	797	111,739
LKQ Corp.	1,164	69,875
Pool Corp.	200	113,200
		294,814
Diversified Banks - 2.9%
Bank of America Corp.	36,937	1,643,327
Citigroup Inc.	10,042	606,436
JPMorgan Chase & Co.	15,232	2,411,987
U.S. Bancorp	6,960	390,943
Wells Fargo & Co.	20,326	975,242
		6,027,935
	Number of Shares	Fair Value
Diversified Support Services - 0.2%
Cintas Corp.	448	$ 198,540
Copart Inc. (a)	1,066	161,627
		360,167
Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	3,882	202,485
Electric Utilities - 1.6%
Alliant Energy Corp.	1,400	86,058
American Electric Power Company Inc.	2,666	237,194
Duke Energy Corp.	4,015	421,173
Edison International	1,870	127,628
Entergy Corp.	947	106,680
Evergy Inc.	1,088	74,648
Eversource Energy	1,739	158,214
Exelon Corp.	4,834	279,212
FirstEnergy Corp.	2,670	111,045
NextEra Energy Inc.	10,121	944,897
NRG Energy Inc.	1,018	43,855
Pinnacle West Capital Corp.	700	49,413
PPL Corp.	3,931	118,166
The Southern Co.	5,352	367,040
Xcel Energy Inc.	2,897	196,127
		3,321,350
Electrical Components & Equipment - 0.6%
AMETEK Inc.	1,249	183,653
Eaton Corporation PLC	2,056	355,318
Emerson Electric Co.	3,066	285,046
Generac Holdings Inc. (a)	324	114,022
Rockwell Automation Inc.	584	203,728
		1,141,767
Electronic Components - 0.2%
Amphenol Corp., Class A	3,089	270,164
Corning Inc.	3,947	146,947
		417,111
Electronic Equipment & Instruments - 0.3%
Keysight Technologies Inc. (a)	1,000	206,510
Teledyne Technologies Inc. (a)	252	110,096
Trimble Inc. (a)	1,400	122,066
Zebra Technologies Corp., Class A (a)	250	148,800
		587,472

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (a)	179	$ 30,813
TE Connectivity Ltd.	1,687	272,181
		302,994
Environmental & Facilities Services - 0.3%
Republic Services Inc.	1,117	155,766
Rollins Inc.	1,200	41,052
Waste Management Inc.	2,006	334,801
		531,619
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings Inc.	1,250	88,475
Corteva Inc.	3,589	169,688
FMC Corp.	558	61,318
The Mosaic Co.	1,554	61,057
		380,538
Financial Exchanges & Data - 1.1%
Cboe Global Markets Inc.	577	75,241
CME Group Inc.	1,838	419,909
FactSet Research Systems Inc.	200	97,202
Intercontinental Exchange Inc.	2,801	383,093
MarketAxess Holdings Inc.	206	84,721
Moody's Corp.	821	320,666
MSCI Inc.	433	265,295
Nasdaq Inc.	576	120,966
S&P Global Inc.	1,262	595,576
		2,362,669
Food Distributors - 0.1%
Sysco Corp.	2,638	207,215
Food Retail - 0.1%
The Kroger Co.	3,456	156,419
Footwear - 0.5%
NIKE Inc., Class B	6,599	1,099,855
Gas Utilities - 0.0%*
Atmos Energy Corp.	700	73,339
General Merchandise Stores - 0.5%
Dollar General Corp.	1,150	271,205
Dollar Tree Inc. (a)	1,149	161,457
Target Corp.	2,540	587,858
		1,020,520
	Number of Shares	Fair Value
Gold - 0.1%
Newmont Corp.	4,048	$ 251,057
Health Care REITs - 0.2%
Healthpeak Properties Inc.	2,669	96,324
Ventas Inc.	2,129	108,834
Welltower Inc.	2,123	182,090
		387,248
Healthcare Distributors - 0.2%
AmerisourceBergen Corp.	813	108,040
Cardinal Health Inc.	1,281	65,959
Henry Schein Inc. (a)	663	51,402
McKesson Corp.	816	202,833
		428,234
Healthcare Equipment - 2.7%
Abbott Laboratories	9,054	1,274,260
ABIOMED Inc. (a)	238	85,482
Baxter International Inc.	2,423	207,990
Becton Dickinson & Co.	1,438	361,628
Boston Scientific Corp. (a)	7,245	307,768
Dexcom Inc. (a)	512	274,918
Edwards Lifesciences Corp. (a)	3,164	409,896
Hologic Inc. (a)	1,277	97,767
IDEXX Laboratories Inc. (a)	452	297,624
Intuitive Surgical Inc. (a)	1,844	662,549
Medtronic PLC	6,962	720,219
ResMed Inc.	695	181,034
STERIS PLC	500	121,705
Stryker Corp.	1,737	464,509
Teleflex Inc.	260	85,405
Zimmer Biomet Holdings Inc.	1,087	138,093
		5,690,847
Healthcare Facilities - 0.2%
HCA Healthcare Inc.	1,236	317,553
Universal Health Services Inc., Class B	364	47,196
		364,749
Healthcare Services - 0.7%
Cigna Corp.	1,741	399,786
CVS Health Corp.	6,767	698,084
DaVita Inc. (a)	358	40,726
Laboratory Corporation of America Holdings (a)	429	134,796

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Quest Diagnostics Inc.	618	$ 106,920
		1,380,312
Healthcare Supplies - 0.2%
Align Technology Inc. (a)	394	258,929
DENTSPLY SIRONA Inc.	1,277	71,244
The Cooper Companies Inc.	257	107,667
		437,840
Healthcare Technology - 0.1%
Cerner Corp.	1,630	151,378
Home Building - 0.3%
D.R. Horton Inc.	1,775	192,499
Lennar Corp., Class A	1,444	167,735
NVR Inc. (a)	17	100,451
PulteGroup Inc.	1,135	64,876
		525,561
Home Furnishings - 0.0%*
Mohawk Industries Inc. (a)	331	60,302
Home Improvement Retail - 1.5%
Lowe's Companies Inc.	3,576	924,324
The Home Depot Inc.	5,453	2,263,050
		3,187,374
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc. (a)	3,617	62,900
Hotels, Resorts & Cruise Lines - 0.6%
Booking Holdings Inc. (a)	215	515,834
Carnival Corp. (a)	4,167	83,840
Expedia Group Inc. (a)	764	138,070
Hilton Worldwide Holdings Inc. (a)	1,415	220,726
Marriott International Inc., Class A (a)	1,382	228,362
Norwegian Cruise Line Holdings Ltd. (a)	2,096	43,471
Royal Caribbean Cruises Ltd. (a)	1,063	81,745
		1,312,048
Household Appliances - 0.0%*
Whirlpool Corp.	259	60,777
Household Products - 1.4%
Church & Dwight Company Inc.	1,223	125,358
	Number of Shares	Fair Value
Colgate-Palmolive Co.	4,426	$ 377,715
Kimberly-Clark Corp.	1,802	257,542
The Clorox Co.	684	119,262
The Procter & Gamble Co.	12,437	2,034,444
		2,914,321
Housewares & Specialties - 0.0%*
Newell Brands Inc.	2,334	50,975
Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	575	64,124
Hypermarkets & Super Centers - 1.1%
Costco Wholesale Corp.	2,259	1,282,434
Walmart Inc.	7,384	1,068,391
		2,350,825
Independent Power Producers & Energy Traders - 0.0%*
The AES Corp.	3,256	79,121
Industrial Conglomerates - 1.0%
3M Co.	2,937	521,700
General Electric Co.	5,758	543,958
Honeywell International Inc.	3,530	736,040
Roper Technologies Inc.	551	271,015
		2,072,713
Industrial Gases - 0.6%
Air Products & Chemicals Inc.	1,154	351,116
Linde PLC (a)	2,665	923,236
		1,274,352
Industrial Machinery - 0.8%
Dover Corp.	706	128,210
Fortive Corp.	1,849	141,060
IDEX Corp.	411	97,127
Illinois Tool Works Inc.	1,455	359,094
Ingersoll Rand Inc.	2,211	136,795
Otis Worldwide Corp.	2,060	179,364
Parker-Hannifin Corp.	698	222,048
Pentair PLC	953	69,598
Snap-on Inc.	282	60,737
Stanley Black & Decker Inc.	874	164,854
Xylem Inc.	895	107,328
		1,666,215
Industrial REITs - 0.4%
Duke Realty Corp.	1,853	121,631

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Prologis Inc.	3,712	$ 624,952
		746,583
Insurance Brokers - 0.6%
Aon PLC, Class A	1,153	346,546
Arthur J Gallagher & Co.	1,027	174,251
Brown & Brown Inc.	1,145	80,470
Marsh & McLennan Companies Inc.	2,596	451,237
Willis Towers Watson PLC	647	153,656
		1,206,160
Integrated Oil & Gas - 1.3%
Chevron Corp.	9,987	1,171,974
Exxon Mobil Corp.	21,741	1,330,332
Occidental Petroleum Corp.	4,649	134,775
		2,637,081
Integrated Telecommunication Services - 1.0%
AT&T Inc.	36,348	894,161
Verizon Communications Inc.	21,131	1,097,967
		1,992,128
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	3,928	261,330
Electronic Arts Inc.	1,498	197,586
Take-Two Interactive Software Inc. (a)	626	111,253
		570,169
Interactive Media & Services - 6.3%
Alphabet Inc., Class C (a)	1,443	4,175,450
Alphabet Inc., Class A (a)(c)	1,548	4,484,618
Match Group Inc. (a)	1,443	190,837
Meta Platforms Inc., Class A (a)	12,211	4,107,170
Twitter Inc. (a)	4,151	179,406
		13,137,481
Internet & Direct Marketing Retail - 3.8%
Amazon.com Inc. (a)	2,241	7,472,256
eBay Inc.	3,236	215,194
Etsy Inc. (a)	600	131,364
		7,818,814
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	794	92,930
	Number of Shares	Fair Value
VeriSign Inc. (a)	443	$ 112,442
		205,372
Investment Banking & Brokerage - 1.0%
Morgan Stanley	7,471	733,353
Raymond James Financial Inc.	1,020	102,408
The Charles Schwab Corp.	7,670	645,047
The Goldman Sachs Group Inc.	1,711	654,543
		2,135,351
IT Consulting & Other Services - 1.2%
Accenture PLC, Class A	3,240	1,343,142
Cognizant Technology Solutions Corp., Class A	2,706	240,076
DXC Technology Co. (a)	1,457	46,901
EPAM Systems Inc. (a)	300	200,535
Gartner Inc. (a)	437	146,098
International Business Machines Corp.	4,556	608,955
		2,585,707
Leisure Products - 0.0%*
Hasbro Inc.	692	70,432
Life & Health Insurance - 0.4%
Aflac Inc.	3,266	190,702
Globe Life Inc.	457	42,830
Lincoln National Corp.	863	58,908
MetLife Inc.	3,799	237,399
Principal Financial Group Inc.	1,311	94,825
Prudential Financial Inc.	2,005	217,021
		841,685
Life Sciences Tools & Services - 2.0%
Agilent Technologies Inc.	1,542	246,180
Bio-Rad Laboratories Inc., Class A (a)	100	75,557
Bio-Techne Corp.	200	103,468
Charles River Laboratories International Inc. (a)	272	102,484
Danaher Corp.	3,246	1,067,967
Illumina Inc. (a)	762	289,895
IQVIA Holdings Inc. (a)	1,003	282,986
Mettler-Toledo International Inc. (a)	120	203,665
PerkinElmer Inc.	541	108,774
Thermo Fisher Scientific Inc.	2,037	1,359,168
Waters Corp. (a)	315	117,369

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
West Pharmaceutical Services Inc.	360	$ 168,844
		4,126,357
Managed Healthcare - 1.7%
Anthem Inc.	1,258	583,133
Centene Corp. (a)	2,895	238,548
Humana Inc.	654	303,365
UnitedHealth Group Inc.	4,835	2,427,847
		3,552,893
Metal & Glass Containers - 0.1%
Ball Corp.	1,658	159,616
Movies & Entertainment - 1.4%
Live Nation Entertainment Inc. (a)	639	76,482
Netflix Inc. (a)	2,285	1,376,575
The Walt Disney Co. (a)	9,391	1,454,572
		2,907,629
Multi-Line Insurance - 0.2%
American International Group Inc.	4,463	253,766
Assurant Inc.	339	52,837
The Hartford Financial Services Group Inc.	1,631	112,604
		419,207
Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	9,454	2,826,746
Multi-Utilities - 0.7%
Ameren Corp.	1,442	128,352
CenterPoint Energy Inc.	2,964	82,725
CMS Energy Corp.	1,449	94,258
Consolidated Edison Inc.	1,879	160,316
Dominion Energy Inc.	4,007	314,790
DTE Energy Co.	1,080	129,103
NiSource Inc.	1,717	47,406
Public Service Enterprise Group Inc.	2,733	182,373
Sempra Energy	1,700	224,876
WEC Energy Group Inc.	1,635	158,710
		1,522,909
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	700	156,072
	Number of Shares	Fair Value
Boston Properties Inc.	798	$ 91,914
Vornado Realty Trust	811	33,948
		281,934
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,481	83,753
Halliburton Co.	4,615	105,545
Schlumberger N.V.	7,104	212,765
		402,063
Oil & Gas Exploration & Production - 0.7%
APA Corp.	1,648	44,315
ConocoPhillips	6,772	488,803
Coterra Energy Inc.	4,280	81,320
Devon Energy Corp.	2,912	128,273
Diamondback Energy Inc.	905	97,604
EOG Resources Inc.	2,969	263,736
Hess Corp.	1,531	113,340
Marathon Oil Corp.	4,302	70,639
Pioneer Natural Resources Co.	1,209	219,893
		1,507,923
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	3,227	206,496
Phillips 66	2,327	168,614
Valero Energy Corp.	2,188	164,341
		539,451
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan Inc.	10,356	164,246
ONEOK Inc.	2,408	141,494
The Williams Companies Inc.	6,455	168,088
		473,828
Packaged Foods & Meats - 0.8%
Campbell Soup Co.	1,076	46,763
Conagra Brands Inc.	2,363	80,696
General Mills Inc.	3,199	215,549
Hormel Foods Corp.	1,608	78,487
Kellogg Co.	1,286	82,844
Lamb Weston Holdings Inc.	868	55,014
McCormick & Company Inc.	1,310	126,559
Mondelez International Inc., Class A	7,103	471,000
The Hershey Co.	789	152,648
The J M Smucker Co.	453	61,526
The Kraft Heinz Co.	3,328	119,475

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Tyson Foods Inc., Class A	1,466	$ 127,777
		1,618,338
Paper Packaging - 0.2%
Amcor PLC	7,103	85,307
Avery Dennison Corp.	438	94,858
International Paper Co.	1,815	85,269
Packaging Corporation of America	498	67,803
Sealed Air Corp.	631	42,573
Westrock Co.	1,358	60,241
		436,051
Personal Products - 0.2%
The Estee Lauder Companies Inc., Class A	1,142	422,768
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	11,389	710,104
Catalent Inc. (a)	902	115,483
Eli Lilly & Co.	4,121	1,138,303
Johnson & Johnson	13,606	2,327,579
Merck & Company Inc.	12,908	989,269
Organon & Co.	1,403	42,721
Pfizer Inc.	28,700	1,694,735
Viatris Inc.	5,612	75,930
Zoetis Inc.	2,406	587,136
		7,681,260
Property & Casualty Insurance - 0.6%
Chubb Ltd.	2,256	436,107
Cincinnati Financial Corp.	723	82,372
Loews Corp.	1,024	59,146
The Allstate Corp.	1,482	174,357
The Progressive Corp.	2,977	305,589
The Travelers Companies Inc.	1,324	207,113
WR Berkley Corp.	678	55,861
		1,320,545
Publishing - 0.0%*
News Corp., Class A	2,096	46,762
News Corp., Class B	748	16,830
		63,592
Railroads - 0.8%
CSX Corp.	11,465	431,084
Norfolk Southern Corp.	1,236	367,969
Union Pacific Corp.	3,331	839,179
		1,638,232
	Number of Shares	Fair Value
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	1,816	$ 197,054
Regional Banks - 1.1%
Citizens Financial Group Inc.	2,100	99,225
Comerica Inc.	648	56,376
Fifth Third Bancorp	3,525	153,514
First Republic Bank	936	193,293
Huntington Bancshares Inc.	8,076	124,532
KeyCorp	4,352	100,662
M&T Bank Corp.	690	105,970
People's United Financial Inc.	2,459	43,819
Regions Financial Corp.	5,202	113,404
Signature Bank	300	97,041
SVB Financial Group (a)	300	203,472
The PNC Financial Services Group Inc.	2,222	445,556
Truist Financial Corp.	6,868	402,121
Zions Bancorp NA	700	44,212
		2,183,197
Reinsurance - 0.0%*
Everest Re Group Ltd.	200	54,784
Research & Consulting Services - 0.4%
Equifax Inc.	644	188,557
IHS Markit Ltd.	2,027	269,429
Jacobs Engineering Group Inc.	664	92,449
Leidos Holdings Inc.	800	71,120
Nielsen Holdings PLC	1,428	29,288
Verisk Analytics Inc.	795	181,840
		832,683
Residential REITs - 0.3%
AvalonBay Communities Inc.	755	190,705
Equity Residential	1,730	156,565
Essex Property Trust Inc.	337	118,702
Mid-America Apartment Communities Inc.	600	137,664
UDR Inc.	1,239	74,328
		677,964
Restaurants - 1.2%
Chipotle Mexican Grill Inc. (a)	142	248,251
Darden Restaurants Inc.	708	106,653
Domino's Pizza Inc.	200	112,866
McDonald's Corp.	3,838	1,028,853
Starbucks Corp.	6,076	710,710

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	13

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Yum! Brands Inc.	1,550	$ 215,233
		2,422,566
Retail REITs - 0.3%
Federal Realty Investment Trust	394	53,710
Kimco Realty Corp.	3,332	82,134
Realty Income Corp.	2,900	207,611
Regency Centers Corp.	820	61,787
Simon Property Group Inc.	1,670	266,816
		672,058
Semiconductor Equipment - 0.9%
Applied Materials Inc.	4,648	731,410
Enphase Energy Inc. (a)	700	128,058
KLA Corp.	801	344,518
Lam Research Corp.	714	513,473
SolarEdge Technologies Inc. (a)	200	56,114
Teradyne Inc.	836	136,711
		1,910,284
Semiconductors - 5.4%
Advanced Micro Devices Inc. (a)	6,158	886,136
Analog Devices Inc.	2,716	477,391
Broadcom Inc.	2,126	1,414,662
Intel Corp.	20,879	1,075,268
Microchip Technology Inc.	2,902	252,648
Micron Technology Inc.	5,681	529,185
Monolithic Power Systems Inc.	236	116,426
NVIDIA Corp.	12,869	3,784,902
NXP Semiconductors N.V.	1,321	300,897
Qorvo Inc. (a)	600	93,834
QUALCOMM Inc.	5,791	1,059,000
Skyworks Solutions Inc.	904	140,247
Texas Instruments Inc.	4,808	906,164
Xilinx Inc.	1,305	276,699
		11,313,459
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	2,033	195,250
PepsiCo Inc.	7,144	1,240,984
The Coca-Cola Co.	19,910	1,178,871
		2,615,105
Specialized REITs - 1.3%
American Tower Corp.	2,360	690,300
	Number of Shares	Fair Value
Crown Castle International Corp.	2,256	$ 470,917
Digital Realty Trust Inc.	1,455	257,346
Equinix Inc.	470	397,545
Extra Space Storage Inc.	664	150,549
Iron Mountain Inc.	1,483	77,605
Public Storage	802	300,397
SBA Communications Corp.	539	209,682
Weyerhaeuser Co.	3,967	163,361
		2,717,702
Specialty Chemicals - 0.8%
Albemarle Corp.	610	142,600
Celanese Corp.	526	88,400
DuPont de Nemours Inc.	2,738	221,176
Eastman Chemical Co.	617	74,601
Ecolab Inc.	1,247	292,534
International Flavors & Fragrances Inc.	1,299	195,694
PPG Industries Inc.	1,278	220,378
The Sherwin-Williams Co.	1,255	441,961
		1,677,344
Specialty Stores - 0.2%
Bath & Body Works Inc.	1,457	101,684
Tractor Supply Co.	545	130,037
Ulta Beauty Inc. (a)	292	120,403
		352,124
Steel - 0.1%
Nucor Corp.	1,476	168,485
Systems Software - 7.1%
Fortinet Inc. (a)	700	251,580
Microsoft Corp.	38,687	13,011,212
NortonLifeLock Inc.	2,772	72,017
Oracle Corp.	8,343	727,593
ServiceNow Inc. (a)	1,001	649,759
		14,712,161
Technology Distributors - 0.1%
CDW Corp.	744	152,356
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc.	80,325	14,263,310
Hewlett Packard Enterprise Co.	6,633	104,602
HP Inc.	6,153	231,784
NetApp Inc.	1,158	106,525

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Seagate Technology Holdings PLC	1,002	$ 113,206
Western Digital Corp. (a)	1,658	108,118
		14,927,545
Tobacco - 0.6%
Altria Group Inc.	9,267	439,163
Philip Morris International Inc.	8,079	767,505
		1,206,668
Trading Companies & Distributors - 0.2%
Fastenal Co.	3,100	198,586
United Rentals Inc. (a)	391	129,925
WW Grainger Inc.	242	125,414
		453,925
Trucking - 0.1%
JB Hunt Transport Services Inc.	452	92,389
Old Dominion Freight Line Inc.	476	170,589
		262,978
	Number of Shares	Fair Value
Water Utilities - 0.1%
American Water Works Company Inc.	921	$ 173,940
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	2,942	341,213
Total Common Stock (Cost $52,151,939)		207,714,869
Short-Term Investments - 0.4%
State Street Institutional Liquid Reserves Fund - Premier Class 0.04% (d)(e) (Cost $741,514)	741,439	741,513
Total Investments (Cost $52,893,453)		208,456,382
Other Assets and Liabilities, net - 0.0%*		78,433
NET ASSETS - 100.0%		$ 208,534,815

Other Information:
The Fund had the following long futures contracts open at December 31, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	March 2022	4	$ 940,635	$ 951,691	$ 11,056
During the year ended December 31, 2021, the average notional value related to long futures contracts was $1,480,379.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	15

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
†	Percentages are based on net assets as of December 31, 2021.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 207,714,869	$ —	$ —	$ 207,714,869
Short-Term Investments	741,513	—	—	741,513
Total Investments in Securities	$ 208,456,382	$ —	$ —	$ 208,456,382
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 11,056	$ —	$ —	$ 11,056
Total Other Financial Instruments	$ 11,056	$ —	$ —	$ 11,056

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	1,906	$ 138,719	$ —	$ —	$ —	$38,539	1,906	$177,258	$4,155
State Street Institutional Liquid Reserves Fund, Premier Class	1,280,065	1,280,321	24,429,761	24,967,429	(1,139)	(1)	741,439	741,513	744
TOTAL		$1,419,040	$24,429,761	$24,967,429	$(1,139)	$38,538		$918,771	$4,899
See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date					4/15/85
Net asset value, beginning of period	$ 49.96	$ 46.61	$ 38.13	$ 44.09	$ 38.22
Income/(loss) from investment operations:
Net investment income(a)	0.60	0.72	0.75	0.74	0.71
Net realized and unrealized gains/(losses) on investments	13.56	7.61	11.09	(2.86)	7.52
Total income/(loss) from investment operations	14.16	8.33	11.84	(2.12)	8.23
Less distributions from:
Net investment income	0.66	0.88	0.62	0.80	0.79
Net realized gains	5.88	4.10	2.74	3.04	1.57
Total distributions	6.54	4.98	3.36	3.84	2.36
Net asset value, end of period	$ 57.58	$ 49.96	$ 46.61	$ 38.13	$ 44.09
Total Return(b)	28.27%	17.92%	31.05%	(4.73)%	21.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$208,535	$184,164	$186,771	$160,902	$194,117
Ratios to average net assets:
Net expenses	0.31%	0.31%	0.34%	0.33%	0.32%
Gross expenses	0.31%	0.31%	0.34%	0.33%	0.32%
Net investment income	1.06%	1.54%	1.67%	1.62%	1.69%
Portfolio turnover rate	2%	3%	2%	2%	2%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	17

State Street S&P 500 Index V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2021
Assets
Investments in securities, at fair value (cost $52,054,179)	$ 207,537,611
Investments in affiliated securities, at fair value (cost $839,274)	918,771
Cash	8,740
Net cash collateral on deposit with broker for future contracts	49,383
Income receivables	124,147
Receivable for fund shares sold	7,149
Income receivable from affiliated investments	1,086
Receivable for accumulated variation margin on futures contracts	11,065
Other assets	1,126
Total assets	208,659,078
Liabilities
Payable for fund shares redeemed	16,767
Payable to the Adviser	43,357
Payable for custody, fund accounting and sub-administration fees	8,163
Accrued other expenses	55,976
Total liabilities	124,263

Net Assets	$ 208,534,815
Net Assets Consist of:
Capital paid in	$ 53,833,272
Total distributable earnings (loss)	154,701,543
Net Assets	$ 208,534,815
Shares outstanding ($0.01 par value; unlimited shares authorized)	3,621,629
Net asset value per share	$ 57.58
The accompanying Notes are an integral part of these financial statements.
18	Statement of Assets and Liabilities

State Street S&P 500 Index V.I.S. Fund
Statement of Operations — For the year ended December 31, 2021
Investment Income
Income
Dividend	$ 2,724,214
Income from affiliated investments	4,899
Less: Foreign taxes withheld	(359)
Total income	2,728,754
Expenses
Advisory and administration fees	495,903
Directors' fees	19,679
Custody, fund accounting and sub-administration fees	41,171
Professional fees	30,965
Printing and shareholder reports	19,682
Other expenses	16,007
Total expenses	623,407
Net investment income	$ 2,105,347
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 16,437,930
Affiliated investments	(1,139)
Futures	458,957
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	30,219,818
Affiliated investments	38,538
Futures	(36,326)
Net realized and unrealized gain (loss) on investments	47,117,778
Net Increase in Net Assets Resulting from Operations	$ 49,223,125
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	19

State Street S&P 500 Index V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2021	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,105,347	$ 2,627,581
Net realized gain (loss) on investments and futures	16,895,748	18,145,054
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	30,222,030	6,136,361
Net increase (decrease) from operations	49,223,125	26,908,996
Distributions to shareholders:
Total distributions	(21,320,690)	(16,701,378)
Increase (decrease) in assets from operations and distributions	27,902,435	10,207,618
Share transactions:
Proceeds from sale of shares	3,950,579	3,703,237
Value of distributions reinvested	21,320,690	16,701,377
Cost of shares redeemed	(28,802,954)	(33,218,777)
Net increase (decrease) from share transactions	(3,531,685)	(12,814,163)
Total increase (decrease) in net assets	24,370,750	(2,606,545)
Net Assets
Beginning of year	184,164,065	186,770,610
End of year	$ 208,534,815	$ 184,164,065
Changes in Fund Shares
Shares sold	71,717	82,249
Issued for distributions reinvested	368,360	336,247
Shares redeemed	(504,853)	(739,201)
Net decrease in fund shares	(64,776)	(320,705)
The accompanying Notes are an integral part of these financial statements.
20	Statements of Changes in Net Assets

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements — December 31, 2021
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
22	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2021, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 11,065	$ —	$ 11,065

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 458,957	$ —	$ 458,957

Notes to Financial Statements	23

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (36,326)	$ —	$ (36,326)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2021 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2021 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 4,033,040	$ 25,038,986
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax
24	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021 differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, REIT basis adjustments, corporate actions, future contracts.
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 2,490,921	$ 18,829,769	$ 21,320,690
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 3,111,510	$ 13,589,868	$ 16,701,378
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 637,404	$ —	$ —	$ 2,055,065	$ 152,009,074	$ —	$ 154,701,543
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 56,458,363	$ 153,860,687	$ 1,851,612	$ 152,009,075
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2021.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Notes to Financial Statements	25

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
26	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street S&P 500 Index V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
To the Shareholders of State Street S&P 500 Index V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2022
Report of Independent Registered Public Accounting Firm	27

State Street S&P 500 Index V.I.S. Fund
Other Information — December 31, 2021 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2021 in the amount of $18,829,769.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported Fund’s ability to honor redemption requests timely and SSGA FM’s management of Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134.
28	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	63	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
Other Information	29

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	63	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008,
Chairman, Board Member and
December 2008 to present,
Investment Committee
Member, Healthcare Georgia
Foundation (private
foundation); September 2002
to 2012, Lead Director and
Board Member, Amerigroup
Corp. (managed health care);
1999 to 2013, Board Member
and (2001 to 2017) Investment
Committee Member, Woodruff
Arts Center; and 2003 to 2009,
Trustee, Gettysburg College;
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).
30	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	63	None.
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

(1)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
Other Information	31

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Controller of GE Asset Management Incorporated (April 2011 – July 2016).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*
32	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

Timothy Collins SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 – present); Vice President and Managing Counsel, State Street Corporation (March 2020 – August 2021); Vice President and Senior Counsel (April 2018 – March 2020); Counsel, Sutton Place Investments (January 2010 – March 2018).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	33

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
Timothy Collins, Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISSP500AR

Annual Report
December 31, 2021
State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Annual Report
December 31, 2021

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Small-Cap Equity V.I.S. Fund
Notes to Performance — December 31, 2021 (Unaudited)
The information provided on the performance page relates to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The Russell 2000® Index is an unmanaged market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3,000 largest U.S. domiciled companies.
Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights, used by SSGA Funds Management, Inc. (“SSGA FM”) in these materials. Any unauthorized use or redistribution of such Russell Index data is strictly prohibited. Russell Investment Group is not responsible for the configuration of this material or for any inaccuracy in SSGA FM’s presentation thereof.
The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Small-Cap Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Small-Cap Equity V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2021 (Unaudited)
The State Street Small-Cap Equity V.I.S. Fund (the “Fund”) seeks long-term growth of capital by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities of small-cap companies. The Fund’s benchmark is the Russell 2000 Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was 20.53%, and the Index was 14.82%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Kennedy, Palisade and SouthernSun were the primary drivers of Fund performance during the Reporting Period relative to the Index. Kennedy, the dedicated value manager in the portfolio of managers had an outstanding year relative to the Index, outperforming by 27.49%. Both Palisade and SouthernSun also had strong relative years, outperforming the Index by 6.05% and 8.76%, respectively. Champlain’s growth-at-a-reasonable-price portfolio detracted slightly from relative performance. Riverbridge, the dedicated growth manager also detracted slightly as both managers (Champlain and Riverbridge) struggled in selecting technology names. The Fund’s lower beta/higher quality profile was a contributor for the year relative to the Index, while its marginally positive momentum exposure detracted.
The Fund used e-mini Russell 2000 Index futures in order to equitize cash in the liquidity sleeve of the Fund to manage daily flows and to maintain market exposure on the cash during the Reporting Period. The Fund’s use of e-mini Russell 2000 Index futures are meant to match the Index and not to speculate in either direction.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were MGP Ingredients, Inc., Western Alliance Bancorp and New Relic, Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Cardiovascular Systems, Inc., Emergent BioSolutions Inc. and Q2 Holdings, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Performance Summary — December 31, 2021 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $36,760 (in thousands) as of December 31, 2021 (a)(b)
Top Ten Largest Holdings
as of December 31, 2021 (as a % of Fair Value) (a)(b)
MGP Ingredients Inc.	1.50%
Darling Ingredients Inc.	1.27%
Ingevity Corp.	1.10%
New Relic Inc.	1.02%
Ritchie Bros Auctioneers Inc.	1.01%
Altra Industrial Motion Corp.	1.00%
Dycom Industries Inc.	1.00%
The Timken Co.	0.99%
John Wiley & Sons Inc., Class A	0.99%
Thor Industries Inc.	0.97%
Average Annual Total Return for the years ended December 31, 2021
Class 1 Shares (Inception date 4/28/00)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Small-Cap Equity V.I.S. Fund	20.53%	12.12%	13.09%	$34,221
Russell 2000 Index	14.82%	12.02%	13.24%	$34,652

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund
Performance Summary, continued — December 31, 2021 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2021 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2021	$1,000.00	$1,000.00
Ending Account value December 31, 2021	$1,037.00	$1,019.10
Expenses Paid During Period*	$ 6.21	$ 6.16
*	Expenses are equal to the Fund's annualized expense ratio of 1.21%** (for the period July 1, 2021 - December 31, 2021), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — December 31, 2021
	Number of Shares	Fair Value
Common Stock - 96.5% †
Agricultural & Farm Machinery - 0.8%
AGCO Corp.	2,638	$ 306,061
Agricultural Products - 1.3%
Darling Ingredients Inc. (a)	6,728	466,183
Airlines - 0.1%
Allegiant Travel Co. (a)	217	40,588
Aluminum - 0.2%
Alcoa Corp.	1,415	84,306
Apparel Retail - 0.4%
American Eagle Outfitters Inc.	2,622	66,389
The Buckle Inc.	2,275	96,255
		162,644
Application Software - 7.0%
ACI Worldwide Inc. (a)	4,329	150,216
Alarm.com Holdings Inc. (a)	965	81,842
Altair Engineering Inc., Class A (a)	1,622	125,413
Asana Inc., Class A (a)	590	43,984
Blackbaud Inc. (a)	3,500	276,430
Blackline Inc. (a)	2,456	254,294
Cerence Inc. (a)	1,706	130,748
Envestnet Inc. (a)	1,270	100,762
Model N Inc. (a)	1,137	34,144
New Relic Inc. (a)	3,400	373,864
Paylocity Holding Corp. (a)	356	84,073
Pegasystems Inc.	664	74,248
PROS Holdings Inc. (a)	675	23,281
Q2 Holdings Inc. (a)	2,550	202,572
SPS Commerce Inc. (a)	731	104,058
Sumo Logic Inc. (a)	6,080	82,445
The Descartes Systems Group Inc. (a)	622	51,427
Vertex Inc., Class A (a)	1,966	31,200
Workiva Inc. (a)	1,832	239,058
Yext Inc. (a)	10,890	108,029
		2,572,088
Auto Parts & Equipment - 1.3%
Dana Inc.	2,388	54,494
Dorman Products Inc. (a)	2,966	335,188
Gentex Corp.	1,077	37,534
LCI Industries	328	51,125
		478,341
	Number of Shares	Fair Value
Automobile Manufacturers - 1.0%
Thor Industries Inc.	3,435	$ 356,450
Automotive Retail - 1.3%
America's Car-Mart Inc. (a)	466	47,718
Group 1 Automotive Inc.	816	159,300
Monro Inc.	808	47,082
Murphy USA Inc.	1,173	233,709
		487,809
Biotechnology - 1.1%
Avid Bioservices Inc. (a)	3,320	96,878
Emergent BioSolutions Inc. (a)	1,994	86,679
Halozyme Therapeutics Inc. (a)	967	38,883
Heron Therapeutics Inc. (a)	11,563	105,570
Veracyte Inc. (a)	2,100	86,520
		414,530
Building Products - 1.1%
CSW Industrials Inc.	855	103,335
Gibraltar Industries Inc. (a)	2,929	195,306
Insteel Industries Inc.	655	26,076
UFP Industries Inc.	938	86,305
		411,022
Commodity Chemicals - 0.6%
Hawkins Inc.	962	37,951
Koppers Holdings Inc. (a)	5,553	173,809
		211,760
Communications Equipment - 0.3%
Extreme Networks Inc. (a)	3,683	57,823
Plantronics Inc. (a)	1,909	56,010
		113,833
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	820	39,393
Construction & Engineering - 1.5%
Dycom Industries Inc. (a)	3,908	366,414
IES Holdings Inc. (a)	431	21,826
Valmont Industries Inc.	391	97,946
WillScot Mobile Mini Holdings Corp. (a)	1,667	68,080
		554,266

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Construction Machinery & Heavy Trucks - 1.0%
Alamo Group Inc.	345	$ 50,777
Astec Industries Inc.	1,457	100,926
Meritor Inc. (a)	3,252	80,585
The Greenbrier Companies Inc.	1,476	67,734
The Manitowoc Company Inc. (a)	1,351	25,115
Wabash National Corp.	3,089	60,297
		385,434
Construction Materials - 0.1%
Eagle Materials Inc.	294	48,939
Consumer Finance - 0.4%
PRA Group Inc. (a)	793	39,817
PROG Holdings Inc. (a)	2,355	106,234
		146,051
Data Processing & Outsourced Services - 0.7%
Cass Information Systems Inc.	280	11,010
CSG Systems International Inc.	2,229	128,435
Verra Mobility Corp. (a)	6,893	106,359
		245,804
Distillers & Vintners - 1.5%
MGP Ingredients Inc.	6,496	552,095
Distributors - 0.7%
LKQ Corp.	4,049	243,061
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,279	65,331
Materion Corp.	331	30,432
		95,763
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	1,826	36,593
American Assets Trust Inc.	1,491	55,957
Essential Properties Realty Trust Inc.	985	28,398
		120,948
	Number of Shares	Fair Value
Diversified Support Services - 1.7%
Healthcare Services Group Inc.	5,677	$ 100,994
IAA Inc. (a)	1,201	60,795
Matthews International Corp., Class A	1,839	67,436
Ritchie Bros Auctioneers Inc.	6,039	369,647
UniFirst Corp.	197	41,449
		640,321
Education Services - 0.5%
2U Inc. (a)	1,229	24,666
Grand Canyon Education Inc. (a)	900	77,139
Stride Inc. (a)	2,924	97,457
		199,262
Electric Utilities - 0.8%
ALLETE Inc.	385	25,545
IDACORP Inc.	2,334	264,465
		290,010
Electrical Components & Equipment - 0.4%
Acuity Brands Inc.	178	37,686
Atkore Inc. (a)	116	12,898
Regal Rexnord Corp.	464	78,964
		129,548
Electronic Components - 1.5%
Belden Inc.	3,623	238,140
II-VI Inc. (a)	769	52,546
Littelfuse Inc.	674	212,094
Rogers Corp. (a)	201	54,873
		557,653
Electronic Equipment & Instruments - 0.4%
National Instruments Corp.	3,586	156,601
Electronic Manufacturing Services - 0.3%
Methode Electronics Inc.	911	44,794
Plexus Corp. (a)	594	56,958
		101,752
Environmental & Facilities Services - 0.5%
Clean Harbors Inc. (a)	1,487	148,358
Montrose Environmental Group Inc. (a)	635	44,774
		193,132

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Food Distributors - 0.3%
Performance Food Group Co. (a)	2,509	$ 115,138
Footwear - 0.6%
Deckers Outdoor Corp. (a)	250	91,577
Wolverine World Wide Inc.	4,655	134,111
		225,688
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (a)	494	25,288
Health Care REITs - 0.2%
Community Healthcare Trust Inc.	1,321	62,444
Healthcare Distributors - 0.7%
AdaptHealth Corp. (a)	4,180	102,243
Covetrus Inc. (a)	7,164	143,065
		245,308
Healthcare Equipment - 4.4%
AtriCure Inc. (a)	1,440	100,123
Axonics Inc. (a)	840	47,040
Cardiovascular Systems Inc. (a)	4,120	77,374
CONMED Corp.	1,770	250,915
Envista Holdings Corp. (a)	960	43,258
Glaukos Corp. (a)	503	22,353
Globus Medical Inc., Class A (a)	2,085	150,537
Heska Corp. (a)	268	48,907
Integra LifeSciences Holdings Corp. (a)	3,480	233,125
IntriCon Corp. (a)	1,818	29,397
LeMaitre Vascular Inc.	626	31,444
Masimo Corp. (a)	175	51,237
Outset Medical Inc. (a)	2,210	101,859
Penumbra Inc. (a)	555	159,463
SI-BONE Inc. (a)	2,400	53,304
STERIS PLC	630	153,348
Tactile Systems Technology Inc. (a)	2,105	40,058
Vapotherm Inc. (a)	1,810	37,485
		1,631,227
Healthcare Facilities - 1.0%
Acadia Healthcare Company Inc. (a)	2,948	178,943
	Number of Shares	Fair Value
Hanger Inc. (a)	3,794	$ 68,785
The Ensign Group Inc.	883	74,137
The Pennat Group Inc. (a)	1,165	26,888
U.S. Physical Therapy Inc.	343	32,774
		381,527
Healthcare Services - 1.2%
Addus HomeCare Corp. (a)	588	54,984
Amedisys Inc. (a)	542	87,739
AMN Healthcare Services Inc. (a)	794	97,130
Castle Biosciences Inc. (a)	1,326	56,846
Chemed Corp.	89	47,084
MEDNAX Inc. (a)	2,464	67,045
Privia Health Group Inc. (a)	1,615	41,780
		452,608
Healthcare Supplies - 0.9%
Avanos Medical Inc. (a)	1,520	52,698
BioLife Solutions Inc. (a)	2,226	82,963
ICU Medical Inc. (a)	196	46,519
Neogen Corp. (a)	979	44,456
OrthoPediatrics Corp. (a)	468	28,015
Pulmonx Corp. (a)	2,510	80,496
		335,147
Healthcare Technology - 1.4%
Certara Inc. (a)	1,373	39,020
Health Catalyst Inc. (a)	977	38,709
Inspire Medical Systems Inc. (a)	795	182,897
NextGen Healthcare Inc. (a)	2,929	52,107
Omnicell Inc. (a)	845	152,472
Phreesia Inc. (a)	795	33,120
		498,325
Home Building - 0.8%
Cavco Industries Inc. (a)	220	69,883
Green Brick Partners Inc. (a)	1,171	35,516
Taylor Morrison Home Corp. (a)	3,604	125,996
TopBuild Corp. (a)	232	64,011
		295,406
Home Furnishing Retail - 0.3%
The Aaron's Company Inc.	3,826	94,311
Home Furnishings - 0.2%
La-Z-Boy Inc.	1,674	60,783

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Home Improvement Retail - 0.1%
Floor & Decor Holdings Inc., Class A (a)	336	$ 43,683
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	8,790	122,445
Sunstone Hotel Investors Inc. (a)	3,100	36,363
		158,808
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	142	34,715
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	2,095	100,246
Industrial Machinery - 7.8%
Albany International Corp., Class A	640	56,608
Altra Industrial Motion Corp. (b)	7,153	368,880
Barnes Group Inc.	6,536	304,512
Crane Co.	3,020	307,225
Enerpac Tool Group Corp.	11,871	240,744
ESCO Technologies Inc.	1,230	110,688
Evoqua Water Technologies Corp. (a)	5,680	265,540
John Bean Technologies Corp.	2,070	317,869
Kadant Inc.	206	47,479
Kornit Digital Ltd. (a)	686	104,443
Mueller Industries Inc.	2,864	170,007
Proto Labs Inc. (a)	186	9,551
RBC Bearings Inc. (a)	240	48,473
Standex International Corp.	785	86,868
The Timken Co.	5,272	365,297
Woodward Inc.	599	65,567
		2,869,751
Industrial REITs - 0.8%
EastGroup Properties Inc.	1,209	275,471
Innovative Industrial Properties Inc.	105	27,605
		303,076
Insurance Brokers - 0.4%
BRP Group Inc., Class A (a)	3,180	114,830
	Number of Shares	Fair Value
Goosehead Insurance Inc., Class A	348	$ 45,268
		160,098
Interactive Media & Services - 0.0%*
Vimeo Inc. (a)	1,008	18,104
Internet & Direct Marketing Retail - 0.5%
Fiverr International Ltd. (a)	341	38,772
Overstock.com Inc. (a)	613	36,173
Porch Group Inc. (a)	2,120	33,051
Revolve Group Inc. (a)	983	55,087
ThredUp Inc., Class A (a)	2,058	26,260
		189,343
Internet Services & Infrastructure - 0.2%
Squarespace Inc., Class A (a)	1,074	31,683
Switch Inc., Class A	1,468	42,043
		73,726
Investment Banking & Brokerage - 1.0%
Piper Sandler Cos.	499	89,076
Raymond James Financial Inc.	1,914	192,166
Stifel Financial Corp.	1,174	82,673
		363,915
IT Consulting & Other Services - 0.9%
Globant S.A. (a)	409	128,463
Grid Dynamics Holdings Inc. (a)	1,722	65,384
Unisys Corp. (a)	7,292	149,997
		343,844
Leisure Products - 1.6%
Malibu Boats Inc., Class A (a)	3,945	271,140
Polaris Inc.	3,001	329,840
		600,980
Life & Health Insurance - 0.4%
American Equity Investment Life Holding Co.	1,584	61,649
Trupanion Inc. (a)	746	98,495
		160,144
Life Sciences Tools & Services - 3.0%
Bruker Corp.	2,510	210,614
ICON PLC (a)	710	219,887
Medpace Holdings Inc. (a)	266	57,892

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Repligen Corp. (a)	1,061	$ 280,996
Syneos Health Inc. (a)	3,234	332,067
		1,101,456
Managed Healthcare - 0.1%
Progyny Inc. (a)	741	37,309
Marine - 0.1%
Kirby Corp. (a)	773	45,932
Metal & Glass Containers - 0.4%
TriMas Corp.	4,100	151,700
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	2,082	80,573
Multi-Utilities - 0.1%
Avista Corp.	1,029	43,722
Office REITs - 0.9%
Corporate Office Properties Trust	1,287	35,998
Cousins Properties Inc.	4,244	170,948
Easterly Government Properties Inc.	4,871	111,643
		318,589
Office Services & Supplies - 1.0%
HNI Corp.	896	37,677
MSA Safety Inc.	2,074	313,091
		350,768
Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	1,927	45,670
Oil & Gas Equipment & Services - 0.3%
ChampionX Corp. (a)	1,748	35,327
Oil States International Inc. (a)	12,012	59,700
		95,027
Oil & Gas Exploration & Production - 0.9%
Denbury Inc. (a)	619	47,409
Northern Oil & Gas Inc.	3,931	80,900
PDC Energy Inc.	3,978	194,047
Southwestern Energy Co. (a)	5,516	25,705
		348,061
Packaged Foods & Meats - 3.7%
Calavo Growers Inc.	627	26,585
	Number of Shares	Fair Value
Freshpet Inc. (a)	472	$ 44,967
Hostess Brands Inc. (a)	11,500	234,830
J&J Snack Foods Corp.	705	111,362
Lancaster Colony Corp.	1,265	209,484
Sanderson Farms Inc.	1,863	355,982
The Simply Good Foods Co. (a)	6,360	264,385
Utz Brands Inc.	6,710	107,025
		1,354,620
Paper Packaging - 0.1%
UFP Technologies Inc. (a)	406	28,525
Personal Products - 0.5%
BellRing Brands Inc., Class A (a)	998	28,473
elf Beauty Inc. (a)	3,660	121,549
The Honest Company Inc. (a)	3,060	24,755
		174,777
Pharmaceuticals - 0.2%
Prestige Consumer Healthcare Inc. (a)	1,005	60,953
Property & Casualty Insurance - 1.8%
AMERISAFE Inc.	1,234	66,426
Argo Group International Holdings Ltd.	3,250	188,858
James River Group Holdings Ltd.	2,310	66,551
Palomar Holdings Inc. (a)	995	64,446
RLI Corp.	1,063	119,162
Selective Insurance Group Inc.	1,800	147,492
		652,935
Publishing - 1.0%
John Wiley & Sons Inc., Class A	6,378	365,268
Regional Banks - 7.8%
1st Source Corp.	1,111	55,106
Atlantic Union Bankshares Corp.	997	37,178
Bank OZK	1,385	64,444
BankUnited Inc.	637	26,951
Banner Corp.	455	27,605
Bryn Mawr Bank Corp.	1,205	54,237
Cadence Bank	2,111	62,887
Community Bank System Inc.	1,170	87,142

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Cullen/Frost Bankers Inc.	998	$ 125,818
CVB Financial Corp.	3,860	82,643
Enterprise Financial Services Corp.	1,066	50,198
Equity Bancshares Inc., Class A	997	33,828
FB Financial Corp.	574	25,153
First Interstate BancSystem Inc., Class A	719	29,242
Fulton Financial Corp.	6,010	102,170
German American Bancorp Inc.	1,650	64,317
Great Western Bancorp Inc.	1,643	55,796
HomeStreet Inc.	1,050	54,600
Independent Bank Corp.	3,633	296,198
Meta Financial Group Inc.	763	45,521
National Bank Holdings Corp., Class A	978	42,973
Origin Bancorp Inc.	1,436	61,633
PacWest Bancorp	1,743	78,731
Peapack-Gladstone Financial Corp.	1,175	41,595
Pinnacle Financial Partners Inc.	560	53,480
Prosperity Bancshares Inc.	3,383	244,591
Renasant Corp.	4,195	159,200
Sandy Spring Bancorp Inc.	1,030	49,522
Stock Yards Bancorp Inc.	915	58,450
Texas Capital Bancshares Inc. (a)	944	56,876
UMB Financial Corp.	1,660	176,143
United Community Banks Inc.	1,233	44,314
Washington Trust Bancorp Inc.	890	50,169
Westamerica BanCorp	1,821	105,126
Western Alliance Bancorp	1,649	177,515
Wintrust Financial Corp.	911	82,737
		2,864,089
Research & Consulting Services - 0.4%
Exponent Inc.	508	59,299
Resources Connection Inc.	5,160	92,054
		151,353
Residential REITs - 0.3%
NexPoint Residential Trust Inc.	1,231	103,195
Restaurants - 1.2%
Brinker International Inc. (a)	888	32,492
	Number of Shares	Fair Value
Cracker Barrel Old Country Store Inc.	321	$ 41,293
Shake Shack Inc., Class A (a)	960	69,273
Texas Roadhouse Inc.	1,117	99,726
The Cheesecake Factory Inc. (a)	1,464	57,316
Wingstop Inc.	780	134,784
		434,884
Retail REITs - 0.2%
Kite Realty Group Trust	3,066	66,778
The Macerich Co.	1,429	24,693
		91,471
Security & Alarm Services - 1.0%
The Brink's Co.	5,399	354,012
Semiconductor Equipment - 1.9%
Brooks Automation Inc.	1,303	134,352
CMC Materials Inc.	1,833	351,368
Ichor Holdings Ltd. (a)	1,117	51,416
Onto Innovation Inc. (a)	1,706	172,698
		709,834
Semiconductors - 1.2%
Diodes Inc. (a)	519	56,991
MaxLinear Inc. (a)	721	54,356
Power Integrations Inc.	593	55,084
Semtech Corp. (a)	2,359	209,786
SMART Global Holdings Inc. (a)	887	62,968
		439,185
Soft Drinks - 0.4%
Primo Water Corp.	7,001	123,428
Zevia PBC, Class A (a)	2,290	16,144
		139,572
Specialized Consumer Services - 1.0%
European Wax Center Inc., Class A (a)	125	3,793
OneSpaWorld Holdings Ltd. (a)	4,543	45,521
Terminix Global Holdings Inc. (a)	6,795	307,338
		356,652

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Specialized REITs - 0.3%
National Storage Affiliates Trust	584	$ 40,413
PotlatchDeltic Corp.	1,047	63,050
		103,463
Specialty Chemicals - 4.0%
Avient Corp.	4,442	248,530
Chase Corp.	330	32,855
Danimer Scientific Inc. (a)	2,187	18,633
HB Fuller Co.	417	33,777
Ingevity Corp. (a)	5,651	405,177
Innospec Inc.	1,175	106,150
Minerals Technologies Inc.	379	27,724
Quaker Chemical Corp.	657	151,622
Sensient Technologies Corp.	1,225	122,573
Stepan Co.	2,707	336,453
		1,483,494
Specialty Stores - 0.8%
Dick's Sporting Goods Inc.	369	42,431
Five Below Inc. (a)	466	96,411
National Vision Holdings Inc. (a)	911	43,719
Sally Beauty Holdings Inc. (a)	5,390	99,499
		282,060
Steel - 0.4%
Carpenter Technology Corp.	890	25,979
Commercial Metals Co.	2,784	101,031
Steel Dynamics Inc.	611	37,925
		164,935
Systems Software - 1.3%
Ping Identity Holding Corp. (a)	5,580	127,670
Sailpoint Technologies Holdings Inc. (a)	3,630	175,474
Tenable Holdings Inc. (a)	3,195	175,949
		479,093
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage Inc., Class A (a)	9,480	$ 308,574
Thrifts & Mortgage Finance - 0.7%
Flagstar Bancorp Inc.	544	26,079
Premier Financial Corp.	1,292	39,936
Washington Federal Inc.	980	32,712
WSFS Financial Corp.	3,239	162,339
		261,066
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies Inc.	2,702	277,495
Boise Cascade Co.	459	32,681
McGrath RentCorp.	462	37,080
Transcat Inc. (a)	390	36,048
Univar Solutions Inc. (a)	11,622	329,484
		712,788
Trucking - 0.7%
Marten Transport Ltd.	2,337	40,103
Saia Inc. (a)	665	224,125
		264,228
Total Common Stock (Cost $24,138,989)		35,609,114
Short-Term Investments - 3.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c)(d) (Cost $1,150,765)	1,150,765	1,150,765
Total Investments (Cost $25,289,754)		36,759,879
Other Assets and Liabilities, net - 0.4%		130,068
NET ASSETS - 100.0%		$ 36,889,947

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
Other Information:
The Fund had the following long futures contracts open at December 31, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2022	5	$ 543,361	$ 560,700	$ 17,339
During the year ended December 31, 2021, the average notional value related to long futures contracts was $619,413.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 35,609,114	$ —	$ —	$ 35,609,114
Short-Term Investments	1,150,765	—	—	1,150,765
Total Investments in Securities	$ 36,759,879	$ —	$ —	$ 36,759,879
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 17,339	$ —	$ —	$ 17,339
Total Other Financial Instruments	$ 17,339	$ —	$ —	$ 17,339

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,478,369	$1,478,369	$12,251,075	$12,578,679	$—	$—	1,150,765	$1,150,765	$445
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date					4/28/00
Net asset value, beginning of period	$ 14.66	$ 13.16	$ 11.24	$ 14.73	$ 14.40
Income/(loss) from investment operations:
Net investment loss(a)	(0.04)	(0.01)	(0.00) (b)	(0.02)	(0.02)
Net realized and unrealized gains/(losses) on investments	3.06	1.92	2.94	(1.43)	1.86
Total income/(loss) from investment operations	3.02	1.91	2.94	(1.45)	1.84
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gains	2.75	0.41	1.02	2.04	1.51
Total distributions	2.75	0.41	1.02	2.04	1.51
Net asset value, end of period	$ 14.93	$ 14.66	$ 13.16	$ 11.24	$ 14.73
Total Return(c)	20.53%	14.53%	26.12%	(9.70)%	12.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$36,890	$34,621	$33,600	$30,781	$40,711
Ratios to average net assets:
Net expenses	1.21%	1.27%	1.240%	1.20%	1.25%
Gross expenses	1.21%	1.27%	1.24%	1.20%	1.25%
Net investment loss	(0.22)%	(0.06)%	(0.02)%	(0.13)%	(0.13)%
Portfolio turnover rate	39%	37%	29%	33%	32%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.01.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
14	Financial Highlights

State Street Small-Cap Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2021
Assets
Investments in securities, at fair value (cost $24,138,989)	$ 35,609,114
Short-term affiliated investments, at fair value	1,150,765
Net cash collateral on deposit with broker for future contracts	133,653
Receivable for investments sold	53,941
Income receivables	20,418
Receivable for fund shares sold	79
Income receivable from affiliated investments	27
Receivable for accumulated variation margin on futures contracts	17,350
Other assets	213
Total assets	36,985,560
Liabilities
Due to custodian	849
Payable for investments purchased	19,258
Payable for fund shares redeemed	1,381
Payable to the Adviser	29,101
Payable for custody, fund accounting and sub-administration fees	5,367
Accrued other expenses	39,657
Total liabilities	95,613

Net Assets	$ 36,889,947
Net Assets Consist of:
Capital paid in	$ 24,914,468
Total distributable earnings (loss)	11,975,479
Net Assets	$ 36,889,947
Shares outstanding ($0.01 par value; unlimited shares authorized)	2,470,466
Net asset value per share	$ 14.93
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	15

State Street Small-Cap Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2021
Investment Income
Income
Dividend	$ 375,285
Income from affiliated investments	445
Less: Foreign taxes withheld	(1,068)
Total income	374,662
Expenses
Advisory and administration fees	358,204
Directors' fees	19,029
Custody, fund accounting and sub-administration fees	31,821
Professional fees	35,374
Other expenses	11,307
Total expenses	455,735
Net investment income	$ (81,073)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 5,911,697
Futures	40,097
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,018,162
Futures	15,477
Net realized and unrealized gain (loss) on investments	6,985,433
Net Increase in Net Assets Resulting from Operations	$ 6,904,360
The accompanying Notes are an integral part of these financial statements.
16	Statement of Operations

State Street Small-Cap Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2021	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (81,073)	$ (18,350)
Net realized gain (loss) on investments and futures	5,951,794	1,136,469
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,033,639	2,867,844
Net increase (decrease) from operations	6,904,360	3,985,963
Distributions to shareholders:
Total distributions	(5,746,437)	(954,197)
Increase (decrease) in assets from operations and distributions	1,157,923	3,031,766
Share transactions:
Proceeds from sale of shares	1,272,737	2,233,175
Value of distributions reinvested	5,746,438	954,197
Cost of shares redeemed	(5,908,523)	(5,197,324)
Net increase (decrease) from share transactions	1,110,652	(2,009,952)
Total increase (decrease) in net assets	2,268,575	1,021,814
Net Assets
Beginning of year	34,621,372	33,599,558
End of year	$ 36,889,947	$ 34,621,372
Changes in Fund Shares
Shares sold	75,094	196,772
Issued for distributions reinvested	384,120	64,911
Shares redeemed	(351,122)	(452,260)
Net increase (decrease) in fund shares	108,092	(190,577)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	17

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2021
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2021, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 17,350	$ —	$ 17,350

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 40,097	$ —	$ 40,097

20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 15,477	$ —	$ 15,477
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Due to Custodian In certain circumstances, the Fund may have a cash overdraft with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2021 are disclosed in the of Investments.
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) Riverbridge Partners, LLC; (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
Riverbridge Partners, LLC replaced GlobeFlex Capital, L.P. as a sub-adviser effective July 1, 2021.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
Notes to Financial Statements	21

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2021 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 13,765,621	$ 17,713,811
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to futures contracts, non-REIT return of capital adjustments and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2021 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 1,548,523	$ 4,197,914	$ 5,746,437
The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ —	$ 954,197	$ 954,197
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 34,132	$ —	$ —	$ 944,599	$ 10,996,748	$ —	$ 11,975,479
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 25,780,470	$ 12,136,105	$ 1,139,357	$ 10,996,748
22	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2021.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	23

State Street Small-Cap Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Small-Cap Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Small-Cap Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2022
24	Report of Independent Registered Public Accounting Firm

State Street Small-Cap Equity V.I.S. Fund
Other Information — December 31, 2021 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for their fiscal year ended December 31, 2021.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2021 in the amount of $4,197,914.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	25

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	63	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
26	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	63	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008,
Chairman, Board Member and
December 2008 to present,
Investment Committee
Member, Healthcare Georgia
Foundation (private
foundation); September 2002
to 2012, Lead Director and
Board Member, Amerigroup
Corp. (managed health care);
1999 to 2013, Board Member
and (2001 to 2017) Investment
Committee Member, Woodruff
Arts Center; and 2003 to 2009,
Trustee, Gettysburg College;
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).
Other Information	27

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	63	None.
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

(1)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
28	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Controller of GE Asset Management Incorporated (April 2011 – July 2016).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*
Other Information	29

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

Timothy Collins SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 – present); Vice President and Managing Counsel, State Street Corporation (March 2020 – August 2021); Vice President and Senior Counsel (April 2018 – March 2020); Counsel, Sutton Place Investments (January 2010 – March 2018).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
30	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
Timothy Collins, Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISSMEQAR

Annual Report
December 31, 2021
State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Annual Report
December 31, 2021

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Income V.I.S. Fund
Notes to Performance — December 31, 2021 (Unaudited)
The information provided on the performance pages relates to the State Street Income V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.
The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Income V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Income V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2021 (Unaudited)
The State Street Income V.I.S. Fund (the “Fund”) seeks to provide the maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets under normal circumstances in debt securities. The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”)*.
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was -1.81% and the Index was -1.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
On a gross-of-fees basis, asset allocation and security selection, which each had a positive impact, were the primary drivers of Fund performance during the Reporting Period relative to the Index. Duration had a limited impact on the Fund’s relative performance to the Index, but, an increase in interest rates during the Reporting Period, where the ten-year Treasury yield increased 59bps, explains the negative absolute return for both the Fund and the Index. On a net-of-fees basis, the above performance drivers were not enough to offset the Fund’s small size and high fee structure.
Our view in the first quarter of 2021 was that the economic recovery from COVID-19 would continue due to emergency economic U.S. fiscal and monetary stimulus, which was expected to persist throughout the Reporting Period, and the announcement of several effective COVID-19 vaccines announced during the previous Reporting Period. As a function of our positive outlook and the perception that credit spreads were on the cheap side of long-term fair value, the Fund maintained an over-weight allocation to credit sectors, with an emphasis on investment-grade rated credit. Credit performance versus duration-equivalent treasuries was positive over the Reporting Period, with investment-grade-credit and high-yield out-performing risk-free assets during the Reporting Period. The Fund’s asset allocation over-weight to investment-grade credit, high yield, and commercial mortgage-backed securities generated positive excess returns to the Index.
Security selection in the commercial mortgage-backed securities and investment-grade credit allocations generated positive excess returns as our bottom-up fundamental underwriting assisted our portfolio construction process to select higher value securities.
The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of treasury futures and index credit default swaps contributed to Fund performance relative to the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective November 1, 2021, Barclays was removed from both the Fund and Index name. The principal investment strategy of the Fund did not change due to the name change.
2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Performance Summary — December 31, 2021 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $15,968 (in thousands) as of December 31, 2021 (a)(b)
Quality Ratings
as of December 31, 2021 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	4.77%
Aa / AA	56.82%
A / A	6.16%
Baa / BBB	19.25%
Ba / BB and lower	2.21%
NR / Other	10.79%
100.00%
Average Annual Total Return for the years ended December 31, 2021
Class 1 Shares (Inception date 1/3/95)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Income V.I.S. Fund	(1.81)%	3.04%	2.70%	$13,058
Bloomberg U.S. Aggregate Bond Index	(1.54)%	3.57%	2.90%	$13,307

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Performance Summary, continued — December 31, 2021 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2021 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2021	$1,000.00	$1,000.00
Ending Account value December 31, 2021	$ 995.40	$1,019.90
Expenses Paid During Period*	$ 5.33	$ 5.40
*	Expenses are equal to the Fund's annualized net expense ratio of 1.06%** (for the period July 1, 2021 - December 31, 2021), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments — December 31, 2021
	Principal Amount	Fair Value
Bonds and Notes - 96.8% †
U.S. Treasuries - 33.4%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$ 184,000	$ 161,834
1.88%, 02/15/41	75,000	74,461
1.88%, 02/15/51 (a)	80,000	79,538
2.25%, 08/15/46 (a)	247,000	262,167
3.00%, 08/15/48 (a)	325,000	399,344
4.75%, 02/15/37 (a)	276,000	392,092
U.S. Treasury Notes
0.25%, 07/31/25 (a)	532,900	517,080
0.63%, 10/15/24 (a)	5,000	4,961
0.75%, 04/30/26 - 01/31/28 (a)	1,716,000	1,669,460
1.38%, 01/31/22 (a)	475,000	475,427
1.63%, 05/15/31 (a)	886,000	898,459
		4,934,823
Agency Mortgage Backed - 25.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	373,850	392,138
4.50%, 06/01/33 - 02/01/35 (a)	2,327	2,555
5.00%, 07/01/35 (a)	20,875	23,487
5.50%, 01/01/38 (a)	20,507	23,349
6.00%, 04/01/29 - 11/01/37 (a)	65,801	74,129
6.50%, 02/01/29 (a)	27	30
6.93%, 06/01/26 (a)(b)	60,000	74,185
7.00%, 12/01/29 - 08/01/36 (a)	16,042	18,350
7.50%, 01/01/30 - 09/01/33 (a)	3,385	3,770
8.00%, 11/01/30 (a)	3,231	3,612
8.50%, 04/01/30 (a)	2,951	3,637
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	543,682	556,937
3.00%, 03/01/50 (a)	69,895	72,494
3.50%, 08/01/45 - 01/01/48 (a)	131,496	141,319
4.00%, 01/01/41 - 01/01/50 (a)	217,718	235,528
4.50%, 07/01/33 - 12/01/48 (a)	92,372	100,986
5.00%, 03/01/34 - 08/01/35 (a)	22,684	25,485
	Principal Amount	Fair Value
5.50%, 12/01/32 - 01/01/39 (a)	$ 76,140	$ 85,483
6.00%, 02/01/33 - 07/01/35 (a)	93,816	106,274
6.50%, 01/01/29 - 08/01/34 (a)	15,389	17,017
7.00%, 10/01/32 - 02/01/34 (a)	4,625	5,117
7.50%, 11/01/22 - 03/01/33 (a)	8,891	9,644
8.00%, 08/01/25 - 10/01/31 (a)	4,242	4,644
9.00%, 12/01/22 (a)	22	22
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)	777	798
Federal National Mortgage Assoc. TBA
2.50%, 02/01/52 (c)	203,439	207,196
3.00%, 01/01/52 (c)	721,309	747,435
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	324,096	341,658
3.50%, 08/20/48 (a)	64,432	67,614
4.00%, 01/20/41 - 04/20/43 (a)	57,590	62,867
4.50%, 08/15/33 - 03/20/41 (a)	44,500	49,538
6.00%, 04/15/27 - 04/15/34 (a)	52,043	58,837
6.50%, 03/15/24 - 08/15/34 (a)	20,421	22,666
7.00%, 01/15/28 - 10/15/36 (a)	17,174	18,575
Government National Mortgage Assoc. 1.50% + 1 year CMT Rate
2.00%, 02/20/23 - 02/20/26 (a)	410	411
2.13%, 12/20/24 (a)	294	296
Government National Mortgage Assoc. TBA
2.50%, 01/01/52 (c)	50,000	51,239
3.00%, 01/01/52 (c)	180,280	186,597
		3,795,919
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (d)(e)	306,688	1,407

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
2.51%, 07/25/29 (a)	$ 55,000	$ 58,004
4.05%, 09/25/28 (a)(e)	31,000	35,641
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (d)	5,700	116
5.50%, 06/15/33 (d)	10,121	1,531
7.50%, 07/15/27 (d)	854	113
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27	112	107
8.00%, 02/01/23 - 07/01/24 (d)	184	13
Federal National Mortgage Assoc. REMIC
1.12%, 12/25/42 (d)(e)	16,422	504
5.00%, 09/25/40 (d)	6,016	633
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.90%, 07/25/38 (d)	3,418	467
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.45%, 11/25/41 (d)	158,226	29,916
Federal National Mortgage Assoc. STRIPS
0.01%, 12/25/34	8,389	7,542
4.50%, 08/25/35 - 01/25/36 (d)	9,583	1,343
5.00%, 03/25/38 - 05/25/38 (d)	6,151	1,143
5.50%, 12/25/33 (d)	2,660	491
6.00%, 01/25/35 (d)	4,714	806
7.50%, 11/25/23 (d)	577	25
8.00%, 08/25/23 - 07/25/24 (d)	346	25
		139,827
Asset Backed - 0.5%
CarMax Auto Owner Trust 2018-3
3.13%, 06/15/23	1,328	1,332
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	59,422	59,396
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (f)	15,464	15,489
		76,217
	Principal Amount	Fair Value
Corporate Notes - 29.0%
3M Co.
3.13%, 09/19/46 (a)	$ 2,000	$ 2,108
7-Eleven Inc.
0.95%, 02/10/26 (a)(f)	7,000	6,777
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	6,629
4.90%, 11/30/46 (a)	8,000	10,980
AbbVie Inc.
2.60%, 11/21/24 (a)	7,000	7,260
2.95%, 11/21/26 (a)	5,000	5,267
3.20%, 05/14/26 - 11/21/29 (a)	12,000	12,796
3.25%, 10/01/22 (a)	6,000	6,076
3.45%, 03/15/22 (a)	9,000	9,010
4.05%, 11/21/39 (a)	3,000	3,439
4.25%, 11/21/49 (a)	6,000	7,204
4.63%, 10/01/42 (a)	2,000	2,439
4.88%, 11/14/48 (a)	3,000	3,883
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	7,000	7,661
AEP Texas Inc.
3.45%, 05/15/51 (a)	8,000	8,161
Aetna Inc.
3.50%, 11/15/24 (a)	8,000	8,451
Aircastle Ltd.
4.25%, 06/15/26 (a)	5,000	5,361
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	5,000	4,697
4.70%, 07/01/30 (a)	3,000	3,514
Ally Financial Inc.
2.20%, 11/02/28 (a)	7,000	6,956
5.75%, 11/20/25 (a)	3,000	3,385
Altria Group Inc.
3.40%, 02/04/41 (a)	6,000	5,532
4.00%, 02/04/61 (a)	2,000	1,918
4.25%, 08/09/42 (a)	2,000	2,032
4.45%, 05/06/50 (a)	3,000	3,123
4.50%, 05/02/43 (a)	3,000	3,129
Amazon.com Inc.
1.50%, 06/03/30 (a)	2,000	1,941
2.50%, 06/03/50 (a)	3,000	2,855
2.70%, 06/03/60 (a)	3,000	2,888
2.88%, 05/12/41 (a)	4,000	4,131
3.15%, 08/22/27 (a)	2,000	2,162
3.25%, 05/12/61 (a)	5,000	5,392
4.05%, 08/22/47 (a)	3,000	3,652

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Ameren Corp.
3.65%, 02/15/26 (a)	$ 5,000	$ 5,328
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	4,000	4,276
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	3,000	2,951
3.25%, 03/01/50 (a)	3,000	2,977
American International Group Inc.
4.25%, 03/15/29 (a)	6,000	6,852
4.50%, 07/16/44 (a)	5,000	6,163
American Tower Corp.
1.50%, 01/31/28 (a)	6,000	5,746
2.90%, 01/15/30 (a)	6,000	6,155
3.70%, 10/15/49 (a)	3,000	3,217
3.80%, 08/15/29 (a)	6,000	6,533
American Water Capital Corp.
2.95%, 09/01/27 (a)	8,000	8,454
Amgen Inc.
2.00%, 01/15/32 (a)	8,000	7,736
2.45%, 02/21/30 (a)	2,000	2,036
3.00%, 01/15/52 (a)	6,000	5,849
3.15%, 02/21/40 (a)	5,000	5,117
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	7,000	8,456
4.90%, 02/01/46 (a)	8,000	10,133
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	5,000	5,478
4.00%, 04/13/28 (a)	4,000	4,447
4.35%, 06/01/40 (a)	5,000	5,880
4.38%, 04/15/38 (a)	8,000	9,351
4.50%, 06/01/50 (a)	3,000	3,705
4.75%, 04/15/58 (a)	6,000	7,554
5.55%, 01/23/49 (a)	2,000	2,766
Anthem Inc.
2.88%, 09/15/29 (a)	3,000	3,138
3.30%, 01/15/23 (a)	6,000	6,162
3.60%, 03/15/51 (a)	3,000	3,336
3.70%, 09/15/49 (a)	3,000	3,350
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	6,000	5,786
	Principal Amount	Fair Value
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	$ 6,000	$ 6,054
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(e)(f)	7,000	7,175
Apple Inc.
2.20%, 09/11/29 (a)	5,000	5,119
2.65%, 02/08/51 (a)	5,000	4,912
2.80%, 02/08/61 (a)	4,000	3,954
2.95%, 09/11/49 (a)	3,000	3,102
3.35%, 02/09/27 (a)	5,000	5,434
3.45%, 02/09/45 (a)	6,000	6,700
Applied Materials Inc.
4.35%, 04/01/47 (a)	4,000	5,098
Aptiv PLC
4.40%, 10/01/46 (a)	5,000	5,874
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	4,171
Ares Capital Corp.
2.88%, 06/15/28 (a)	5,000	4,987
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	5,000	5,264
Ascension Health
4.85%, 11/15/53 (a)	7,000	9,955
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	8,000	7,949
AstraZeneca PLC
3.00%, 05/28/51 (a)	5,000	5,260
4.00%, 01/17/29 (a)	3,000	3,382
4.38%, 08/17/48 (a)	2,000	2,580
AT&T Inc.
1.70%, 03/25/26 (a)	12,000	11,951
2.30%, 06/01/27 (a)	9,000	9,172
2.75%, 06/01/31 (a)	6,000	6,118
3.30%, 02/01/52 (a)	5,000	4,898
3.85%, 06/01/60 (a)	6,000	6,267
4.35%, 03/01/29 (a)	2,000	2,250
4.50%, 05/15/35 (a)	5,000	5,771
4.55%, 03/09/49 (a)	2,000	2,358
4.75%, 05/15/46 (a)	2,000	2,418
4.80%, 06/15/44 (a)	2,000	2,381
4.85%, 03/01/39 (a)	4,000	4,779
5.25%, 03/01/37 (a)	3,000	3,711
5.35%, 12/15/43 (a)	6,000	7,325
5.45%, 03/01/47 (a)	2,000	2,622
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	4,379

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
6.15%, 04/03/30 (a)	$ 7,000	$ 8,660
Avangrid Inc.
3.15%, 12/01/24 (a)	6,000	6,285
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	8,000	7,982
Bank of America Corp.
4.18%, 11/25/27 (a)	6,000	6,568
4.25%, 10/22/26 (a)	6,000	6,624
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(e)	5,000	4,971
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(e)	24,000	24,233
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(e)	6,000	6,025
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(e)	2,000	2,105
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(e)	6,000	6,515
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(e)	6,000	7,000
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(e)	7,000	7,099
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	4,071
BAT Capital Corp.
2.73%, 03/25/31 (a)	4,000	3,885
4.39%, 08/15/37 (a)	5,000	5,276
4.54%, 08/15/47 (a)	2,000	2,091
4.70%, 04/02/27 (a)	5,000	5,510
4.91%, 04/02/30 (a)	4,000	4,500
	Principal Amount	Fair Value
BAT International Finance PLC
1.67%, 03/25/26 (a)	$ 5,000	$ 4,914
Baxter International Inc.
1.92%, 02/01/27 (c)(f)	11,000	11,043
2.27%, 12/01/28 (c)(f)	11,000	11,088
2.54%, 02/01/32 (c)(f)	11,000	11,113
3.13%, 12/01/51 (c)(f)	6,000	6,190
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	7,000	7,633
4.67%, 06/06/47 (a)	3,000	3,781
4.69%, 12/15/44 (a)	2,000	2,515
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	2,146
3.70%, 07/15/30 (a)	3,000	3,331
3.80%, 07/15/48 (a)	3,000	3,349
4.25%, 10/15/50 (a)	2,000	2,442
6.13%, 04/01/36 (a)	3,000	4,094
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	2,000	1,976
4.25%, 01/15/49 (a)	4,000	4,909
Berry Global Inc.
4.88%, 07/15/26 (a)(f)	8,000	8,283
Biogen Inc.
2.25%, 05/01/30 (a)	3,000	2,956
Block Financial LLC
2.50%, 07/15/28 (a)	5,000	5,011
3.88%, 08/15/30 (a)	3,000	3,212
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	6,000	6,726
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	2,540
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	4,000	3,940
3.02%, 01/16/27 (a)	8,000	8,448
3.38%, 02/08/61 (a)	7,000	7,225
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(e)	8,000	8,357
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(e)	7,000	7,628

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	$ 2,000	$ 1,904
2.35%, 11/13/40 (a)	2,000	1,894
3.20%, 06/15/26 (a)	3,000	3,221
3.40%, 07/26/29 (a)	5,000	5,469
3.45%, 11/15/27 (a)	2,000	2,187
4.13%, 06/15/39 (a)	3,000	3,548
4.25%, 10/26/49 (a)	3,000	3,711
4.55%, 02/20/48 (a)	2,000	2,556
5.00%, 08/15/45 (a)	2,000	2,663
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	8,000	7,986
Broadcom Inc.
3.14%, 11/15/35 (a)(f)	3,000	3,016
3.42%, 04/15/33 (a)(f)	4,000	4,176
3.47%, 04/15/34 (a)(f)	2,000	2,087
4.15%, 11/15/30 (a)	8,000	8,872
4.30%, 11/15/32 (a)	4,000	4,505
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	2,326
Brunswick Corp.
2.40%, 08/18/31 (a)	10,000	9,640
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	3,000	3,265
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	4,000	4,902
4.55%, 09/01/44 (a)	7,000	8,803
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	5,000	5,376
4.95%, 06/01/47 (a)	2,000	2,479
Canadian Pacific Railway Co.
1.75%, 12/02/26 (c)	5,000	5,022
2.45%, 12/02/31 (c)	5,000	5,089
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(f)	7,000	7,484
Capital One Financial Corp.
3.75%, 07/28/26 (a)	7,000	7,500
Cardinal Health Inc.
3.08%, 06/15/24 (a)	4,000	4,148
Carlisle Companies Inc.
2.20%, 03/01/32 (a)	7,000	6,736
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	3,065
3.58%, 04/05/50 (a)	3,000	3,191
Caterpillar Inc.
3.25%, 09/19/49 (a)	5,000	5,502
	Principal Amount	Fair Value
Cenovus Energy Inc.
2.65%, 01/15/32 (a)	$ 5,000	$ 4,897
3.75%, 02/15/52 (a)	5,000	5,037
Centene Corp.
3.00%, 10/15/30 (a)	6,000	6,105
3.38%, 02/15/30 (a)	14,000	14,300
4.25%, 12/15/27 (a)	23,000	24,060
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	5,000	5,060
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	4,000	3,899
3.70%, 04/01/51 (a)	7,000	6,766
4.80%, 03/01/50 (a)	7,000	7,847
4.91%, 07/23/25 (a)	5,000	5,507
5.05%, 03/30/29 (a)	8,000	9,195
5.75%, 04/01/48 (a)	5,000	6,243
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	7,000	7,768
Chevron USA Inc.
3.85%, 01/15/28 (a)	4,000	4,444
3.90%, 11/15/24 (a)	4,000	4,291
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	3,000	3,177
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	6,000	7,456
Church & Dwight Company Inc.
2.30%, 12/15/31	5,000	5,035
Cigna Corp.
2.40%, 03/15/30 (a)	3,000	3,021
3.25%, 04/15/25 (a)	7,000	7,375
3.40%, 03/01/27 (a)	5,000	5,380
3.75%, 07/15/23 (a)	2,000	2,082
3.88%, 10/15/47 (a)	2,000	2,220
4.13%, 11/15/25 (a)	5,000	5,474
4.38%, 10/15/28 (a)	3,000	3,410
4.80%, 08/15/38 (a)	3,000	3,687
Cisco Systems Inc.
5.90%, 02/15/39 (a)	3,000	4,317
Citigroup Inc.
4.13%, 07/25/28 (a)	11,000	12,091
4.45%, 09/29/27 (a)	4,000	4,460
4.65%, 07/23/48 (a)	6,000	7,730

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(e)	$ 11,000	$ 11,120
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(e)	5,000	5,028
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(e)	11,000	11,430
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(e)	6,000	6,805
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(e)	6,000	6,101
CME Group Inc.
3.75%, 06/15/28 (a)	2,000	2,221
CMS Energy Corp.
4.88%, 03/01/44 (a)	7,000	8,813
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	7,000	7,091
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	7,000	9,241
Comcast Corp.
2.65%, 08/15/62 (a)	2,000	1,776
2.80%, 01/15/51 (a)	3,000	2,860
2.89%, 11/01/51 (a)(f)	3,000	2,902
2.94%, 11/01/56 (a)(f)	2,000	1,905
2.99%, 11/01/63 (a)(f)	3,000	2,851
3.20%, 07/15/36 (a)	5,000	5,323
3.25%, 11/01/39 (a)	5,000	5,266
3.97%, 11/01/47 (a)	3,000	3,435
4.15%, 10/15/28 (a)	5,000	5,674
CommonSpirit Health
4.35%, 11/01/42	16,000	18,301
Conagra Brands Inc.
5.30%, 11/01/38 (a)	3,000	3,793
5.40%, 11/01/48 (a)	2,000	2,704
ConocoPhillips
3.75%, 10/01/27 (a)(f)	3,000	3,283
4.88%, 10/01/47 (a)(f)	4,000	5,281
ConocoPhillips Co.
4.30%, 11/15/44 (a)	4,000	4,817
	Principal Amount	Fair Value
Consolidated Edison Company of New York Inc.
3.35%, 04/01/30 (a)	$ 3,000	$ 3,227
3.88%, 06/15/47 (a)	2,000	2,196
3.95%, 04/01/50 (a)	3,000	3,445
Constellation Brands Inc.
3.15%, 08/01/29 (a)	4,000	4,214
3.70%, 12/06/26 (a)	4,000	4,337
4.50%, 05/09/47 (a)	4,000	4,778
Continental Resources Inc.
2.88%, 04/01/32 (f)	5,000	4,893
3.80%, 06/01/24 (a)	17,000	17,745
4.50%, 04/15/23 (a)	7,000	7,227
Corning Inc.
4.38%, 11/15/57 (a)	4,000	4,789
Corporate Office Properties LP
2.00%, 01/15/29 (a)	5,000	4,814
2.25%, 03/15/26 (a)	5,000	5,052
2.75%, 04/15/31 (a)	5,000	4,973
Crown Castle International Corp.
3.30%, 07/01/30 (a)	11,000	11,624
5.20%, 02/15/49 (a)	4,000	5,145
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	10,000	12,589
CubeSmart LP
2.50%, 02/15/32	5,000	4,990
4.38%, 02/15/29 (a)	5,000	5,667
CVS Health Corp.
3.00%, 08/15/26 (a)	4,000	4,213
3.25%, 08/15/29 (a)	3,000	3,198
3.63%, 04/01/27 (a)	3,000	3,254
3.75%, 04/01/30 (a)	3,000	3,294
4.25%, 04/01/50 (a)	3,000	3,623
4.78%, 03/25/38 (a)	3,000	3,655
5.00%, 12/01/24 (a)	6,000	6,555
5.13%, 07/20/45 (a)	2,000	2,601
5.30%, 12/05/43 (a)	4,000	5,272
Danaher Corp.
2.80%, 12/10/51	9,000	8,904
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	6,000	6,371
5.45%, 06/15/23 (a)	2,000	2,112
6.02%, 06/15/26 (a)	3,000	3,476
Devon Energy Corp.
5.00%, 06/15/45 (a)	4,000	4,862

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	$ 2,000	$ 2,065
3.25%, 11/15/39 (a)	3,000	3,195
3.40%, 11/15/49 (a)	3,000	3,269
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	7,000	7,267
3.13%, 03/24/31 (a)	4,000	4,124
3.25%, 12/01/26 (a)	3,000	3,167
3.50%, 12/01/29 (a)	3,000	3,180
4.40%, 03/24/51 (a)	3,000	3,443
Digital Realty Trust LP
3.60%, 07/01/29 (a)	8,000	8,691
Discovery Communications LLC
2.95%, 03/20/23 (a)	5,000	5,114
3.95%, 03/20/28 (a)	6,000	6,517
4.95%, 05/15/42 (a)	2,000	2,355
5.00%, 09/20/37 (a)	3,000	3,581
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	4,328
4.13%, 04/03/50 (a)	4,000	4,622
Dollar Tree Inc.
4.00%, 05/15/25 (a)	7,000	7,523
Dominion Energy Inc.
3.07%, 08/15/24 (a)(b)	5,000	5,181
3.38%, 04/01/30 (a)	6,000	6,391
Dover Corp.
2.95%, 11/04/29 (a)	3,000	3,168
DTE Energy Co.
2.85%, 10/01/26 (a)	7,000	7,307
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	3,479
Duke Energy Corp.
2.55%, 06/15/31 (a)	6,000	5,997
3.30%, 06/15/41 (a)	7,000	7,123
3.50%, 06/15/51 (a)	7,000	7,277
3.75%, 09/01/46 (a)	5,000	5,357
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(e)	9,000	9,391
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	9,000	10,591
Duke Realty LP
3.05%, 03/01/50 (a)	5,000	4,938
3.25%, 06/30/26 (a)	4,000	4,258
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(f)	7,000	7,426
	Principal Amount	Fair Value
Eastman Chemical Co.
4.65%, 10/15/44 (a)	$ 4,000	$ 4,768
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	2,138
Ecolab Inc.
1.30%, 01/30/31 (a)	3,000	2,807
Edison International
4.95%, 04/15/25 (a)	8,000	8,723
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	6,000	6,031
Electronic Arts Inc.
1.85%, 02/15/31 (a)	3,000	2,871
Emera US Finance LP
2.64%, 06/15/31	8,000	7,928
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	2,008
2.75%, 10/15/50 (a)	2,000	1,930
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(f)	8,000	7,758
1.78%, 03/17/31 (a)(f)	8,000	7,696
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	2,566
Enbridge Inc.
1.60%, 10/04/26 (a)	7,000	6,911
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(e)	9,000	9,999
Energy Transfer LP
4.25%, 03/15/23 (a)	8,000	8,230
4.50%, 04/15/24 (a)	2,000	2,123
4.95%, 06/15/28 (a)	4,000	4,511
5.30%, 04/01/44 - 04/15/47 (a)	7,000	8,045
5.35%, 05/15/45 (a)	4,000	4,623
6.50%, 02/01/42 (a)	4,000	5,136
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(e)	19,000	19,162
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	4,196
Enstar Group Ltd.
3.10%, 09/01/31 (a)	5,000	4,895
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	6,837

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(e)	$ 5,000	$ 5,114
EOG Resources Inc.
4.38%, 04/15/30 (a)	3,000	3,468
4.95%, 04/15/50 (a)	3,000	4,074
5.10%, 01/15/36 (a)	2,000	2,439
Equinix Inc.
1.25%, 07/15/25 (a)	7,000	6,880
2.15%, 07/15/30 (a)	6,000	5,830
Equinor ASA
3.25%, 11/18/49 (a)	4,000	4,252
ERP Operating LP
4.50%, 07/01/44 (a)	8,000	10,096
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (a)	7,000	6,860
Eversource Energy
3.45%, 01/15/50 (a)	5,000	5,295
Exelon Corp.
3.50%, 06/01/22 (a)	7,000	7,063
4.05%, 04/15/30 (a)	5,000	5,572
4.45%, 04/15/46 (a)	5,000	6,034
4.70%, 04/15/50 (a)	4,000	5,043
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	6,000	6,227
3.45%, 04/15/51 (a)	6,000	6,511
FedEx Corp.
4.10%, 02/01/45 (a)	8,000	8,956
Fidelity National Financial Inc.
3.20%, 09/17/51 (a)	7,000	6,717
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	4,000	3,903
1.65%, 03/01/28 (a)	3,000	2,905
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	7,000	8,028
Fiserv Inc.
3.50%, 07/01/29 (a)	3,000	3,227
4.40%, 07/01/49 (a)	3,000	3,578
Florida Power & Light Co.
2.85%, 04/01/25 (a)	7,000	7,325
4.13%, 02/01/42 (a)	6,000	7,168
Flowers Foods Inc.
2.40%, 03/15/31 (a)	3,000	2,956
Flowserve Corp.
2.80%, 01/15/32 (a)	7,000	6,819
	Principal Amount	Fair Value
Ford Motor Co.
4.35%, 12/08/26 (a)	$ 6,000	$ 6,543
Fox Corp.
3.50%, 04/08/30 (a)	4,000	4,314
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	5,000	4,961
General Dynamics Corp.
4.25%, 04/01/50 (a)	7,000	8,968
General Mills Inc.
3.00%, 02/01/51	5,000	5,008
General Motors Co.
5.20%, 04/01/45 (a)	3,000	3,712
5.40%, 04/01/48 (a)	2,000	2,555
6.13%, 10/01/25 (a)	6,000	6,899
6.80%, 10/01/27 (a)	3,000	3,689
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	2,000	1,956
2.35%, 01/08/31 (a)	4,000	3,884
3.45%, 04/10/22 (a)	6,000	6,018
5.25%, 03/01/26 (a)	8,000	8,973
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	6,000	6,031
3.60%, 03/01/25 (a)(f)	9,000	9,541
Gilead Sciences Inc.
1.65%, 10/01/30 (a)	3,000	2,876
2.60%, 10/01/40 (a)	2,000	1,918
2.80%, 10/01/50 (a)	4,000	3,873
3.50%, 02/01/25 (a)	4,000	4,233
3.65%, 03/01/26 (a)	2,000	2,157
4.15%, 03/01/47 (a)	5,000	5,894
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	7,000	7,250
3.63%, 05/15/25 (a)	6,000	6,457
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	5,000	5,448
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(f)	8,000	8,220
Glencore Funding LLC
3.88%, 04/27/51 (a)(f)	4,000	4,194
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	6,000	5,896
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(f)	7,000	7,078
2.60%, 10/15/25 (a)(f)	8,000	8,122
Halliburton Co.
5.00%, 11/15/45 (a)	4,000	4,824

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
HCA Inc.
3.50%, 09/01/30 - 07/15/51 (a)	$ 21,000	$ 21,993
5.38%, 02/01/25 (a)	10,000	10,988
Health Care Service Corp.
2.20%, 06/01/30 (a)(f)	5,000	4,927
3.20%, 06/01/50 (a)(f)	4,000	4,073
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	5,000	4,746
Helmerich & Payne Inc.
2.90%, 09/29/31 (a)(f)	5,000	4,935
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,470
5.80%, 04/01/47 (a)	2,000	2,572
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	4,017
Highwoods Realty LP
4.13%, 03/15/28 (a)	5,000	5,518
4.20%, 04/15/29 (a)	6,000	6,644
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (f)	20,000	20,936
Honeywell International Inc.
1.75%, 09/01/31 (a)	7,000	6,815
2.70%, 08/15/29 (a)	2,000	2,095
Hormel Foods Corp.
1.80%, 06/11/30 (a)	7,000	6,865
Humana Inc.
1.35%, 02/03/27 (a)	7,000	6,810
2.15%, 02/03/32 (a)	5,000	4,843
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	7,000	7,113
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (a)(f)	9,000	8,817
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	8,000	7,783
3.10%, 04/05/22 (a)(f)	7,000	7,038
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	5,000	5,195
Ingredion Inc.
3.90%, 06/01/50 (a)	2,000	2,278
Intel Corp.
2.00%, 08/12/31 (a)	6,000	5,961
2.45%, 11/15/29 (a)	8,000	8,275
2.60%, 05/19/26 (a)	6,000	6,298
2.80%, 08/12/41 (a)	5,000	4,985
2.88%, 05/11/24 (a)	3,000	3,123
3.10%, 02/15/60 (a)	5,000	5,038
	Principal Amount	Fair Value
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	$ 2,000	$ 1,919
2.65%, 09/15/40 (a)	2,000	1,943
International Paper Co.
4.40%, 08/15/47 (a)	5,000	6,191
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	8,452
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	6,000	6,138
Jabil Inc.
3.95%, 01/12/28 (a)	2,000	2,185
John Deere Capital Corp.
2.45%, 01/09/30 (a)	9,000	9,275
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	3,454
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	3,651
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(e)	10,000	10,349
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/50; 2.44% + SOFR thereafter)
3.11%, 04/22/51 (a)(e)	7,000	7,223
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(e)	4,000	4,165
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(e)	2,000	2,266
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(e)	8,000	9,271
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(e)	4,000	4,419

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(e)	$ 5,000	$ 5,910
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(e)	4,000	4,631
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(e)	6,000	6,133
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(e)	7,000	7,417
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	5,000	5,155
Kansas City Southern
3.50%, 05/01/50 (a)	3,000	3,205
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	3,000	3,175
3.80%, 05/01/50 (a)	2,000	2,214
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	2,255
5.00%, 03/01/43 (a)	2,000	2,327
6.38%, 03/01/41 (a)	4,000	5,292
Kinder Morgan Inc.
1.75%, 11/15/26 (a)	10,000	9,975
5.05%, 02/15/46 (a)	8,000	9,579
KLA Corp.
3.30%, 03/01/50 (a)	3,000	3,206
4.65%, 11/01/24 (a)	6,000	6,506
Kyndryl Holdings Inc.
2.05%, 10/15/26 (a)(f)	7,000	6,826
2.70%, 10/15/28 (a)(f)	7,000	6,783
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	4,000	4,352
Lear Corp.
4.25%, 05/15/29 (a)	5,000	5,526
Leidos Inc.
2.95%, 05/15/23 (a)	8,000	8,192
3.63%, 05/15/25 (a)	5,000	5,308
4.38%, 05/15/30 (a)	7,000	7,809
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(f)	3,000	3,321
	Principal Amount	Fair Value
Life Storage LP
2.20%, 10/15/30 (a)	$ 8,000	$ 7,866
Lincoln National Corp.
4.35%, 03/01/48 (a)	5,000	6,018
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	5,000	6,109
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	3,000	2,878
1.70%, 09/15/28 - 10/15/30 (a)	10,000	9,708
3.00%, 10/15/50 (a)	5,000	4,938
3.50%, 04/01/51 (a)	5,000	5,387
4.05%, 05/03/47 (a)	4,000	4,618
LYB International Finance III LLC
1.25%, 10/01/25 (a)	5,000	4,927
3.63%, 04/01/51 (a)	3,000	3,187
3.80%, 10/01/60 (a)	3,000	3,171
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	5,000	5,047
2.90%, 12/15/51	5,000	4,998
Marvell Technology Inc.
1.65%, 04/15/26 (a)	9,000	8,902
2.45%, 04/15/28 (a)	8,000	8,122
Masco Corp.
3.50%, 11/15/27 (a)	2,000	2,149
McCormick & Company Inc.
1.85%, 02/15/31 (a)	3,000	2,873
3.25%, 11/15/25 (a)	9,000	9,519
McDonald's Corp.
3.60%, 07/01/30 (a)	7,000	7,741
3.63%, 09/01/49 (a)	3,000	3,318
4.88%, 12/09/45 (a)	7,000	9,014
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	2,624
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	7,000	8,798
Merck & Company Inc.
1.70%, 06/10/27	10,000	10,067
1.90%, 12/10/28	10,000	10,044
2.15%, 12/10/31	5,000	5,015
2.45%, 06/24/50 (a)	3,000	2,832
2.75%, 02/10/25 (a)	7,000	7,328
2.75%, 12/10/51	5,000	4,975
4.00%, 03/07/49 (a)	2,000	2,434
MetLife Inc.
4.72%, 12/15/44 (a)	7,000	9,074

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Microchip Technology Inc.
2.67%, 09/01/23 (a)	$ 8,000	$ 8,176
Micron Technology Inc.
3.37%, 11/01/41 (a)	5,000	5,135
3.48%, 11/01/51 (a)	5,000	5,100
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	4,186
2.68%, 06/01/60 (a)	3,000	2,987
2.92%, 03/17/52 (a)	7,000	7,412
3.04%, 03/17/62 (a)	5,000	5,383
3.45%, 08/08/36 (a)	3,000	3,441
3.50%, 02/12/35 (a)	3,000	3,436
Mid-America Apartments LP
2.88%, 09/15/51 (a)	5,000	4,927
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	4,441
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(e)	6,000	5,905
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(e)	15,000	14,439
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(e)	7,000	6,873
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(e)	11,000	11,999
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(e)	7,000	7,967
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,995
3.38%, 03/15/23 (a)	5,000	5,128
Mylan Inc.
5.20%, 04/15/48 (a)	3,000	3,715
National Retail Properties Inc.
4.00%, 11/15/25 (a)	4,000	4,340
NewMarket Corp.
2.70%, 03/18/31 (a)	5,000	4,985
Newmont Corp.
4.88%, 03/15/42 (a)	5,000	6,267
	Principal Amount	Fair Value
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(e)	$ 5,000	$ 5,673
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	8,000	8,141
NIKE Inc.
3.38%, 03/27/50 (a)	2,000	2,264
NiSource Inc.
3.60%, 05/01/30 (a)	5,000	5,401
3.95%, 03/30/48 (a)	2,000	2,254
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	4,576
NOV Inc.
3.60%, 12/01/29 (a)	5,000	5,237
Novant Health Inc.
3.32%, 11/01/61 (a)	5,000	5,386
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,000	4,061
3.00%, 11/20/25 (a)	3,000	3,180
Nutrien Ltd.
4.90%, 06/01/43 (a)	4,000	5,085
NVIDIA Corp.
2.85%, 04/01/30 (a)	6,000	6,366
3.50%, 04/01/50 (a)	2,000	2,283
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (f)	5,000	5,002
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	3,192
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	2,000	2,321
ONEOK Inc.
4.35%, 03/15/29 (a)	4,000	4,389
Oracle Corp.
1.65%, 03/25/26 (a)	8,000	7,934
2.30%, 03/25/28 (a)	2,000	1,991
2.40%, 09/15/23 (a)	4,000	4,079
2.65%, 07/15/26 (a)	5,000	5,144
2.88%, 03/25/31 (a)	5,000	5,025
2.95%, 04/01/30 (a)	7,000	7,075
3.60%, 04/01/50 (a)	4,000	3,917
3.65%, 03/25/41 (a)	5,000	5,063
3.80%, 11/15/37 (a)	3,000	3,126
3.95%, 03/25/51 (a)	5,000	5,203
4.00%, 07/15/46 - 11/15/47 (a)	9,000	9,348

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
4.10%, 03/25/61 (a)	$ 5,000	$ 5,220
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	5,000	5,096
2.57%, 02/15/30 (a)	3,000	3,042
3.36%, 02/15/50 (a)	3,000	3,170
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	11,000	12,121
Owens Corning
4.40%, 01/30/48 (a)	3,000	3,515
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,901
2.50%, 02/01/31 (a)	4,000	3,811
3.00%, 06/15/28 (a)	5,000	5,010
3.30%, 08/01/40 (a)	4,000	3,722
3.50%, 08/01/50 (a)	3,000	2,805
4.30%, 03/15/45 (a)	5,000	5,056
PacifiCorp
2.70%, 09/15/30 (a)	3,000	3,098
2.90%, 06/15/52 (a)	8,000	7,895
6.25%, 10/15/37 (a)	2,000	2,781
Packaging Corp. of America
3.05%, 10/01/51 (a)	5,000	4,976
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	3,177
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(e)	4,000	4,240
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	6,000	6,311
3.25%, 06/01/50 (a)	2,000	2,144
PepsiCo Inc.
1.63%, 05/01/30 (a)	3,000	2,922
2.63%, 07/29/29 (a)	6,000	6,310
2.75%, 10/21/51 (a)	7,000	7,207
Petroleos Mexicanos
6.70%, 02/16/32	19,001	19,135
7.69%, 01/23/50 (a)	10,000	9,646
Pfizer Inc.
2.70%, 05/28/50 (a)	8,000	8,057
3.45%, 03/15/29 (a)	2,000	2,206
3.60%, 09/15/28 (a)	5,000	5,558
3.90%, 03/15/39 (a)	3,000	3,510
4.40%, 05/15/44 (a)	2,000	2,504
Philip Morris International Inc.
1.50%, 05/01/25 (a)	4,000	4,013
2.10%, 05/01/30 (a)	3,000	2,945
4.13%, 03/04/43 (a)	2,000	2,213
	Principal Amount	Fair Value
Phillips 66
2.15%, 12/15/30 (a)	$ 8,000	$ 7,703
3.30%, 03/15/52	5,000	5,012
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	8,000	8,281
3.75%, 03/01/28 (a)	3,000	3,223
4.68%, 02/15/45 (a)	4,000	4,691
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	8,754
2.15%, 01/15/31 (a)	5,000	4,828
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	3,120
3.65%, 06/01/22 (a)	8,000	8,037
Precision Castparts Corp.
4.38%, 06/15/45 (a)	6,000	7,423
Prospect Capital Corp.
3.36%, 11/15/26 (a)	7,000	6,968
Prudential Financial Inc.
3.94%, 12/07/49 (a)	5,000	5,855
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(e)	7,000	7,876
Public Service Company of Colorado
3.70%, 06/15/28 (a)	5,000	5,498
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	8,142
PVH Corp.
4.63%, 07/10/25 (a)	7,000	7,632
QUALCOMM Inc.
1.30%, 05/20/28 (a)	3,000	2,907
4.30%, 05/20/47 (a)	3,000	3,769
Quanta Services Inc.
2.35%, 01/15/32 (a)	5,000	4,864
3.05%, 10/01/41 (a)	5,000	4,892
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	7,000	6,751
2.82%, 09/01/51 (a)	5,000	4,833
3.13%, 05/04/27 (a)	7,000	7,455
3.50%, 03/15/27 (a)	3,000	3,235
3.95%, 08/16/25 (a)	2,000	2,168
4.15%, 05/15/45 (a)	3,000	3,507
4.45%, 11/16/38 (a)	2,000	2,409

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Realty Income Corp.
2.85%, 12/15/32	$ 5,000	$ 5,201
3.00%, 01/15/27 (a)	5,000	5,279
3.25%, 01/15/31 (a)	5,000	5,372
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	6,000	5,678
Republic Services Inc.
2.38%, 03/15/33 (a)	7,000	6,964
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,319
Rio Tinto Finance Ltd.
2.75%, 11/02/51 (a)	9,000	8,934
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	4,000	4,794
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	4,000	5,017
Rogers Communications Inc.
5.00%, 03/15/44 (a)	2,000	2,465
Roper Technologies Inc.
2.95%, 09/15/29 (a)	2,000	2,072
Ross Stores Inc.
4.70%, 04/15/27 (a)	3,000	3,383
Royalty Pharma PLC
0.75%, 09/02/23 (a)	5,000	4,968
1.20%, 09/02/25 (a)	5,000	4,911
1.75%, 09/02/27 (a)	3,000	2,950
2.15%, 09/02/31 (a)	5,000	4,771
2.20%, 09/02/30 (a)	3,000	2,905
3.35%, 09/02/51 (a)	5,000	4,807
RPM International Inc.
3.75%, 03/15/27 (a)	2,000	2,180
Ryder System Inc.
2.90%, 12/01/26 (a)	7,000	7,323
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	2,000	2,196
4.50%, 05/15/30 (a)	3,000	3,390
5.00%, 03/15/27 (a)	2,000	2,251
5.88%, 06/30/26 (a)	7,000	8,033
Salesforce.com Inc.
1.95%, 07/15/31 (a)	8,000	7,924
2.70%, 07/15/41 (a)	5,000	4,987
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	4,000	4,326
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	17,000	16,492
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	5,000	6,627
	Principal Amount	Fair Value
Sempra Energy
3.80%, 02/01/38 (a)	$ 2,000	$ 2,200
4.00%, 02/01/48 (a)	4,000	4,472
Sempra Energy (4.13% fixed rate until 01/04/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (e)	7,000	7,074
Shell International Finance BV
3.13%, 11/07/49 (a)	6,000	6,186
3.75%, 09/12/46 (a)	6,000	6,754
4.13%, 05/11/35 (a)	7,000	8,188
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	3,000	3,085
3.20%, 09/23/26 (a)	3,000	3,183
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	4,295
SLM Corp.
3.13%, 11/02/26 (a)	9,000	8,951
South Jersey Industries Inc.
5.02%, 04/15/31 (a)	9,000	9,868
Southern California Edison Co.
2.40%, 02/01/22 (a)	8,000	8,011
4.00%, 04/01/47 (a)	9,000	9,939
4.20%, 03/01/29 (a)	8,000	8,934
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	4,000	4,425
4.40%, 05/30/47 (a)	2,000	2,329
Southwest Airlines Co.
2.63%, 02/10/30 (a)	7,000	6,999
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	5,177
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	2,123
4.50%, 03/15/45 (a)	3,000	3,456
Spirit Realty LP
4.00%, 07/15/29 (a)	8,000	8,788
Starbucks Corp.
4.00%, 11/15/28 (a)	4,000	4,476
Stryker Corp.
1.95%, 06/15/30 (a)	7,000	6,843
2.90%, 06/15/50 (a)	3,000	3,029
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	3,361
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	2,125

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Tampa Electric Co.
2.40%, 03/15/31 (a)	$ 8,000	$ 8,089
3.45%, 03/15/51 (a)	5,000	5,497
4.35%, 05/15/44 (a)	6,000	7,186
Target Corp.
2.50%, 04/15/26 (a)	3,000	3,146
Teck Resources Ltd.
3.90%, 07/15/30 (a)	6,000	6,456
5.40%, 02/01/43 (a)	2,000	2,452
Texas Instruments Inc.
3.88%, 03/15/39 (a)	4,000	4,722
The Allstate Corp.
4.20%, 12/15/46 (a)	3,000	3,615
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(e)	9,000	9,361
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(e)	5,000	5,258
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(e)	8,000	7,953
The Boeing Co.
2.20%, 02/04/26 (a)	7,000	6,999
2.70%, 02/01/27 (a)	6,000	6,117
2.95%, 02/01/30 (a)	6,000	6,076
3.25%, 03/01/28 (a)	3,000	3,101
3.75%, 02/01/50 (a)	2,000	2,072
5.04%, 05/01/27 (a)	7,000	7,905
5.15%, 05/01/30 (a)	7,000	8,167
5.81%, 05/01/50 (a)	5,000	6,769
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(e)	8,000	8,072
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	6,000	6,898
The Clorox Co.
1.80%, 05/15/30 (a)	6,000	5,821
The Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,950
2.75%, 06/01/60 (a)	3,000	2,980
	Principal Amount	Fair Value
The Dow Chemical Co.
2.10%, 11/15/30 (a)	$ 7,000	$ 6,885
3.60%, 11/15/50 (a)	3,000	3,253
4.25%, 10/01/34 (a)	3,000	3,462
5.55%, 11/30/48 (a)	2,000	2,819
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	3,000	3,072
The George Washington University
4.13%, 09/15/48 (a)	8,000	9,719
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	12,000	12,757
3.85%, 01/26/27 (a)	6,000	6,460
4.25%, 10/21/25 (a)	2,000	2,182
5.15%, 05/22/45 (a)	5,000	6,489
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(e)	8,000	7,842
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(e)	8,000	7,657
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(e)	5,000	4,924
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(e)	8,000	8,067
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(e)	5,000	4,969
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(e)	5,000	5,177

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(e)	$ 4,000	$ 4,354
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(e)	4,000	4,575
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(e)	4,000	4,445
The Hartford Financial Services Group Inc. (2.28% fixed rate until 01/31/22; 2.13% + 3 month USD LIBOR thereafter)
2.28%, 02/12/47 (a)(f)	8,000	7,573
The Home Depot Inc.
2.70%, 04/15/30 (a)	2,000	2,101
3.35%, 04/15/50 (a)	3,000	3,280
3.50%, 09/15/56 (a)	5,000	5,644
3.90%, 12/06/28 (a)	4,000	4,516
4.50%, 12/06/48 (a)	2,000	2,593
The Kroger Co.
2.20%, 05/01/30 (a)	2,000	1,991
4.65%, 01/15/48 (a)	2,000	2,485
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	10,000	10,696
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(e)	8,000	8,593
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	12,000	11,444
The Walt Disney Co.
2.65%, 01/13/31 (a)	6,000	6,237
3.38%, 11/15/26 (a)	3,000	3,227
3.60%, 01/13/51 (a)	2,000	2,263
4.75%, 11/15/46 (a)	2,000	2,575
6.65%, 11/15/37 (a)	4,000	5,929
The Williams Companies Inc.
3.75%, 06/15/27 (a)	3,000	3,241
4.85%, 03/01/48 (a)	5,000	6,087
	Principal Amount	Fair Value
4.90%, 01/15/45 (a)	$ 4,000	$ 4,789
5.40%, 03/04/44 (a)	2,000	2,482
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	5,000	5,049
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	3,930
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	7,000	7,418
3.75%, 04/15/27 (a)	6,000	6,497
3.88%, 04/15/30 (a)	9,000	9,848
Total Capital International S.A.
3.46%, 02/19/29 (a)	5,000	5,438
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	7,000	7,408
3.80%, 03/21/29 (a)	4,000	4,371
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	7,000	7,817
4.88%, 01/15/26 (a)	3,000	3,347
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(e)	9,000	9,453
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	4,000	4,384
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(e)	9,000	9,408
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	4,749
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	3,000	3,203
Tyson Foods Inc.
4.00%, 03/01/26 (a)	5,000	5,425
4.55%, 06/02/47 (a)	2,000	2,479
UDR Inc.
2.10%, 08/01/32 (a)	5,000	4,781
3.00%, 08/15/31 (a)	5,000	5,212
Union Pacific Corp.
3.55%, 05/20/61 (a)	4,000	4,427
3.80%, 04/06/71 (a)	5,000	5,796
4.10%, 09/15/67 (a)	5,000	6,084
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	8,000	7,941
4.45%, 12/15/48 (a)	4,000	5,114
4.75%, 07/15/45 (a)	6,000	7,851

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	$ 2,000	$ 2,157
Valero Energy Corp.
2.85%, 04/15/25 (a)	7,000	7,272
4.00%, 04/01/29 (a)	2,000	2,181
Ventas Realty LP
3.25%, 10/15/26 (a)	7,000	7,412
Verizon Communications Inc.
2.10%, 03/22/28 (a)	8,000	8,024
2.36%, 03/15/32 (a)(f)	8,000	7,890
2.55%, 03/21/31 (a)	8,000	8,081
3.00%, 03/22/27 (a)	14,000	14,772
3.40%, 03/22/41 (a)	4,000	4,198
3.55%, 03/22/51 (a)	3,000	3,233
3.70%, 03/22/61 (a)	5,000	5,412
4.40%, 11/01/34 (a)	5,000	5,821
4.86%, 08/21/46 (a)	2,000	2,576
5.25%, 03/16/37 (a)	3,000	3,908
ViacomCBS Inc.
2.90%, 01/15/27 (a)	5,000	5,219
3.70%, 06/01/28 (a)	2,000	2,166
5.25%, 04/01/44 (a)	3,000	3,746
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	5,818
Visa Inc.
2.70%, 04/15/40 (a)	4,000	4,084
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(f)	6,000	6,187
Vodafone Group PLC
4.38%, 05/30/28 (a)	5,000	5,633
5.25%, 05/30/48 (a)	2,000	2,612
Vontier Corp.
2.40%, 04/01/28 (a)(f)	8,000	7,796
2.95%, 04/01/31 (a)(f)	6,000	5,910
Vornado Realty LP
2.15%, 06/01/26 (a)	8,000	8,017
3.40%, 06/01/31 (a)	5,000	5,152
3.50%, 01/15/25 (a)	4,000	4,195
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	2,190
Walmart Inc.
1.80%, 09/22/31 (a)	5,000	4,951
2.50%, 09/22/41 (a)	5,000	5,051
Waste Connections Inc.
2.20%, 01/15/32 (a)	5,000	4,904
2.95%, 01/15/52 (a)	5,000	4,918
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	2,000	2,119
	Principal Amount	Fair Value
Wells Fargo & Co.
4.15%, 01/24/29 (a)	$ 7,000	$ 7,827
4.75%, 12/07/46 (a)	2,000	2,488
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(e)	8,000	8,151
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(e)	23,000	23,381
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(e)	7,000	7,162
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(e)	20,000	21,122
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(e)	7,000	7,598
Westlake Chemical Corp.
2.88%, 08/15/41 (a)	5,000	4,830
3.13%, 08/15/51 (a)	3,000	2,895
3.38%, 08/15/61 (a)	2,000	1,924
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(e)	7,000	7,147
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(e)	5,000	5,393
Willis North America Inc.
3.88%, 09/15/49 (a)	4,000	4,348
WPP Finance 2010
3.75%, 09/19/24 (a)	8,000	8,468
Xcel Energy Inc.
3.40%, 06/01/30 (a)	3,000	3,230
Yamana Gold Inc.
2.63%, 08/15/31 (a)(f)	6,000	5,792
Zoetis Inc.
3.00%, 09/12/27 (a)	3,000	3,172
3.90%, 08/20/28 (a)	4,000	4,448
		4,279,833

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Non-Agency Collateralized Mortgage Obligations - 6.0%
BANK 2017-BNK7
3.18%, 09/15/60 (a)	$ 158,000	$ 167,391
BANK 2018-BNK15
4.41%, 11/15/61 (a)(e)	66,000	75,375
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	34,000	35,998
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	63,000	66,222
Citigroup Commercial Mortgage Trust 2015-GC35
4.46%, 11/10/48 (a)(e)	33,000	31,204
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(e)	31,273	33,648
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(e)	25,000	26,332
GS Mortgage Securities Trust 2014-GC22
4.69%, 06/10/47 (a)(e)	20,000	20,503
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (a)(e)	25,000	21,937
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(e)	25,000	27,471
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	105,000	107,856
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	56,000	59,336
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%, 07/15/45 (a)(e)	15,000	15,455
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (a)(e)	20,000	16,244
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (d)	725	8
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.86%, 03/15/48 (a)(d)(e)	334,913	7,341
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (a)(e)(f)	62,000	62,601
	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	$ 28,250	$ 26,331
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	25,000	26,127
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(e)	58,000	60,786
		888,166
Sovereign Bonds - 0.6%
Government of Mexico
4.00%, 10/02/23 (a)	2,000	2,106
4.75%, 03/08/44 (a)	20,000	21,863
Government of Peru
1.86%, 12/01/32 (a)	10,000	9,133
2.78%, 12/01/60 (a)	15,000	13,235
5.63%, 11/18/50 (a)	11,000	15,487
Government of Uruguay
5.10%, 06/18/50 (a)	14,040	18,622
		80,446
Municipal Bonds and Notes - 0.6%
American Municipal Power Inc.
6.27%, 02/15/50	15,000	21,436
Board of Regents of the University of Texas System
3.35%, 08/15/47	10,000	11,638
Port Authority of New York & New Jersey
4.46%, 10/01/62	25,000	33,137
State of California
4.60%, 04/01/38	15,000	17,267
State of Illinois
5.10%, 06/01/33	10,000	11,559
		95,037
Total Bonds and Notes (Cost $13,907,293)		14,290,268

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (3.09% + 3 month USD LIBOR) (Cost $15,066) (e)	932	$ 24,968
Total Investments in Securities (Cost $13,922,359)		14,315,236
Short-Term Investments - 11.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (a)(g)(h) (Cost $1,652,318)	1,652,318	1,652,318
Total Investments (Cost $15,574,677)		15,967,554
Liabilities in Excess of Other Assets, net - (8.1)%		(1,201,610)
NET ASSETS - 100.0%		$ 14,765,944

Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$338	5.00%/ Quarterly	06/20/26	$30,704	$31,076	$ (372)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	278	1.00%/ Quarterly	12/20/26	(6,782)	(5,511)	(1,271)
							$(1,643)
The Fund had the following long futures contracts open at December 31, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	March 2022	7	$ 847,287	$ 846,869	$ (418)
2 Yr. U.S. Treasury Notes Futures	March 2022	8	1,748,327	1,745,375	(2,952)
					$ (3,370)

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	23

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
The Fund had the following short futures contracts open at December 31, 2021:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2022	1	$ (128,891)	$ (130,469)	$ (1,578)
U.S. Long Bond Futures	March 2022	1	(159,156)	(160,437)	(1,281)
10 Yr. U.S. Treasury Ultra Futures	March 2022	4	(578,564)	(585,750)	(7,186)
					$ (10,045)
					$ (13,415)
During the fiscal year ended December 31, 2021, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$2,259,225	$1,297,103	$350,530
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to $442,922 or 3.00% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 4,934,823	$ —	$ 4,934,823
Agency Mortgage Backed	—	3,795,919	—	3,795,919
Agency Collateralized Mortgage Obligations	—	139,827	—	139,827
Asset Backed	—	76,217	—	76,217
Corporate Notes	—	4,279,833	—	4,279,833
Non-Agency Collateralized Mortgage Obligations	—	888,166	—	888,166
Sovereign Bonds	—	80,446	—	80,446
Municipal Bonds and Notes	—	95,037	—	95,037
Preferred Stock	24,968	—	—	24,968
Short-Term Investments	1,652,318	—	—	1,652,318
Total Investments in Securities	$ 1,677,286	$ 14,290,268	$ —	$ 15,967,554
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$ —	$ (1,643)	$ —	$ (1,643)
Long Futures Contracts - Unrealized Depreciation	(3,370)	—	—	(3,370)
Short Futures Contracts - Unrealized Depreciation	(10,045)	—	—	(10,045)
Total Other Financial Instruments	$ (13,415)	$ (1,643)	$ —	$ (15,058)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,270,043	$2,270,043	$9,027,995	$9,645,720	$—	$—	1,652,318	$1,652,318	$516
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	25

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date					1/3/95
Net asset value, beginning of period	$ 12.48	$ 12.00	$ 11.07	$ 11.49	$ 11.37
Income/(loss) from investment operations:
Net investment income(a)	0.12	0.19	0.24	0.25	0.19
Net realized and unrealized gains/(losses) on investments	(0.35)	0.65	0.71	(0.41)	0.18
Total income/(loss) from investment operations	(0.23)	0.84	0.95	(0.16)	0.37
Less distributions from:
Net investment income	0.28	0.32	0.02	0.26	0.25
Net realized gains	0.11	0.04	—	—	—
Total distributions	0.39	0.36	0.02	0.26	0.25
Net asset value, end of period	$ 11.86	$ 12.48	$ 12.00	$ 11.07	$ 11.49
Total Return(b)	(1.81)%	7.03%	8.62%	(1.42)%	3.25%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$14,766	$17,435	$17,112	$18,685	$21,847
Ratios to average net assets:
Net expenses	1.06%	1.06%	1.06%	1.00%	1.36%
Gross expenses	1.06%	1.06%	1.06%	1.00%	1.36%
Net investment income	1.01%	1.50%	2.05%	2.25%	1.62%
Portfolio turnover rate	81% (c)	120% (c)	90%	182%	255%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 183% and 277%, respectively.
The accompanying Notes are an integral part of these financial statements.
26	Financial Highlights

State Street Income V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2021
Assets
Investments in securities, at fair value (cost $13,922,359)	$ 14,315,236
Short-term affiliated investments, at fair value	1,652,318
Net cash collateral on deposit with broker for future contracts	12,944
Receivable for investments sold	559,253
Income receivables	69,006
Receivable for fund shares sold	1,004
Income receivable from affiliated investments	38
Receivable for accumulated variation margin on swap contracts	24,393
Other assets	90
Total assets	16,634,282
Liabilities
Net cash collateral on swap contracts due to broker	18,937
Payable for investments purchased	1,781,679
Payable for fund shares redeemed	35
Payable for accumulated variation margin on futures contracts	13,408
Payable to the Adviser	6,215
Payable for custody, fund accounting and sub-administration fees	9,113
Accrued other expenses	38,951
Total liabilities	1,868,338

Net Assets	$ 14,765,944
Net Assets Consist of:
Capital paid in	$ 14,109,461
Total distributable earnings (loss)	656,483
Net Assets	$ 14,765,944
Shares outstanding ($0.01 par value; unlimited shares authorized)	1,245,465
Net asset value per share	$ 11.86
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	27

State Street Income V.I.S. Fund
Statement of Operations — For the year ended December 31, 2021
Investment Income
Income
Dividend	$ 1,363
Interest	331,830
Income from affiliated investments	516
Total income	333,709
Expenses
Advisory and administration fees	80,669
Directors' fees	18,626
Custody, fund accounting and sub-administration fees	30,160
Professional fees	34,855
Printing and shareholder reports	4,674
Other expenses	2,280
Total expenses before waivers	171,264
Less: Fees waived by the adviser	(613)
Net expenses	170,651
Net investment income	$ 163,058
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 156,881
Futures	33,359
Swap contracts	66,120
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(671,442)
Futures	(13,573)
Swap contracts	(55,893)
Net realized and unrealized gain (loss) on investments	(484,548)
Net Decrease in Net Assets Resulting from Operations	$ (321,490)
The accompanying Notes are an integral part of these financial statements.
28	Statement of Operations

State Street Income V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2021	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 163,058	$ 242,241
Net realized gain (loss) on investments, futures and swap contracts	256,360	385,265
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(740,908)	484,875
Net increase (decrease) from operations	(321,490)	1,112,381
Distributions to shareholders:
Total distributions	(474,316)	(445,767)
Increase (decrease) in assets from operations and distributions	(795,806)	666,614
Share transactions:
Proceeds from sale of shares	295,880	2,272,897
Value of distributions reinvested	474,316	445,767
Cost of shares redeemed	(2,643,394)	(3,062,021)
Net increase (decrease) from share transactions	(1,873,198)	(343,357)
Total increase (decrease) in net assets	(2,669,004)	323,257
Net Assets
Beginning of year	17,434,948	17,111,691
End of year	$ 14,765,944	$ 17,434,948
Changes in Fund Shares
Shares sold	24,117	183,078
Issued for distributions reinvested	40,027	35,776
Shares redeemed	(215,390)	(248,669)
Net decrease in fund shares	(151,246)	(29,815)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	29

State Street Income V.I.S. Fund
Notes to Financial Statements — December 31, 2021
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
30	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021 valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Notes to Financial Statements	31

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the fiscal year ended December 31, 2021, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
32	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2021, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps During the fiscal year ended December 31, 2021, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For
Notes to Financial Statements	33

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021 financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Swap Contracts	$ —	$ —	$ 24,393	$ —	$ —	$ 24,393

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 13,408	$ —	$ —	$ —	$ —	$ 13,408

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 33,359	$ —	$ —	$ —	$ —	$ 33,359
Swap Contracts	—	—	66,120	—	—	66,120

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ (13,573)	$ —	$ —	$ —	$ —	$ (13,573)
Swap Contracts	—	—	(55,893)	—	—	(55,893)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until May 1, 2022 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash
34	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021 management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to May 1, 2022 except with approval of the Board.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2021 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2021 were as follows:
U.S. Government Securities
Purchases	Sales
$ 25,482,497	$ 24,000,446
Non-U.S. Government Securities
Purchases	Sales
$ 2,286,101	$ 5,256,920
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to futures contracts, open straddle adjustments, premium amortization, contingent payment debt instruments and wash sale loss deferrals.
Notes to Financial Statements	35

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
The tax character of distributions paid during the fiscal year ended December 31, 2021 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 474,316	$ —	$ 474,316
The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 445,767	$ —	$ 445,767
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 310,911	$ —	$ —	$ 135,909	$ 209,663	$ —	$ 656,483
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 15,742,832	$ 313,326	$ 103,662	$ 209,664
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2021.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
36	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
11.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
Notes to Financial Statements	37

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
38	Notes to Financial Statements

State Street Income V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Income V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Income V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2022
Report of Independent Registered Public Accounting Firm	39

State Street Income V.I.S. Fund
Other Information — December 31, 2021 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134.
40	Other Information

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	63	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
Other Information	41

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	63	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008,
Chairman, Board Member and
December 2008 to present,
Investment Committee
Member, Healthcare Georgia
Foundation (private
foundation); September 2002
to 2012, Lead Director and
Board Member, Amerigroup
Corp. (managed health care);
1999 to 2013, Board Member
and (2001 to 2017) Investment
Committee Member, Woodruff
Arts Center; and 2003 to 2009,
Trustee, Gettysburg College;
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).
42	Other Information

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	63	None.
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

(1)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
Other Information	43

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Controller of GE Asset Management Incorporated (April 2011 – July 2016).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*
44	Other Information

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

Timothy Collins SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 – present); Vice President and Managing Counsel, State Street Corporation (March 2020 – August 2021); Vice President and Senior Counsel (April 2018 – March 2020); Counsel, Sutton Place Investments (January 2010 – March 2018).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	45

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
Timothy Collins, Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISINCAR

Annual Report
December 31, 2021
State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Annual Report
December 31, 2021

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Real Estate Securities V.I.S. Fund
Notes to Performance — December 31, 2021 (Unaudited)
The information provided on the performance page relates to the State Street Real Estate Securities V.I.S Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
FTSE NAREIT Equity REITs Index is an unmanaged index of all tax-qualified equity real estate investment trusts (“REITs”) listed on the New York Stock Exchange, NYSE Amex and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The returns of the index do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Real Estate Securities V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Real Estate Securities V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2021 (Unaudited)
The State Street Real Estate Securities V.I.S. Fund (the “Fund”) seeks maximum total return through current income and capital appreciation by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets. The Fund’s benchmark is the FTSE NAREIT Equity REITs Index (the “Index”).
For the year ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was 41.80%, and the Index was 43.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The U.S. REIT market had its highest absolute total return year ever in 2021 and outperformed the broad equities benchmark in each quarter of the year. The re-opening trade early in the year following the COVID-19 vaccine news and distribution led to a rapidly improving economic environment. As the Delta wave of the pandemic ebbed and the early evidence from the Omicron variant began to suggest a far less virulent though far more contagious phase of the illness, investor focus returned to the strong economic growth and recovery. The correspondingly sharp rebound of commercial real estate operating trends of rising occupancy and rental rates proved highly beneficial for REIT stock prices in 2021.
All property sectors and over three quarters of all REITs produced double digit total returns during the year. REIT sector total returns were led by regional malls, shopping centers, apartments, which first saw their fortunes turn early in the year and then continued to rise throughout the year. Regional malls, the leading property sector in 2021 returned more than 90%. Residential REITs in all forms, including apartments, single family rentals, or manufactured housing posted above-average returns. Economic reopening and a boom in household formation after the worst of the pandemic drove demand for living arrangements among white-collar professionals, boosting rents and occupancy rates. The pandemic-triggered changes in living patterns also continued to drive demand for the self-storage sector which returned nearly 80%.
Sector selection was a positive contributor to Fund performance in the Reporting Period. Sector selection outperformance was generated by an overweight to shopping centers and alternative housing, and an underweight to the net lease and healthcare sectors. This was partially offset by an underweight to regional malls and an overweight to towers. Stock selection was a detractor of relative performance.
Stock selection within the health care, data center and office sectors dragged on relative performance. The largest positive individual stock contributors to the Fund’s absolute total return were Prologis, Invitation Homes, and Life Storage. The top negative contributors to absolute performance were Sabra Healthcare, Americold Realty Trust, and Hudson Pacific Properties.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Performance Summary — December 31, 2021 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $45,735 (in thousands) as of December 31, 2021 (a)(b)
Top Ten Largest Holdings
as of December 31, 2021 (as a % of Fair Value) (a)(b)
Prologis Inc.	8.52%
Equinix Inc.	6.55%
Invitation Homes Inc.	4.75%
Public Storage	4.54%
AvalonBay Communities Inc.	4.19%
Equity Residential	3.50%
Digital Realty Trust Inc.	3.34%
Ventas Inc.	3.26%
UDR Inc.	3.18%
Sun Communities Inc.	3.12%
Average Annual Total Return for the years ended December 31, 2021
Class 1 Shares (Inception date 5/1/95)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Real Estate Securities V.I.S. Fund	41.80%	11.09%	11.68%	$30,195
FTSE NAREIT Equity REITs Index	43.24%	10.75%	11.38%	$29,379

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund
Performance Summary, continued — December 31, 2021 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2021 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2021	$1,000.00	$1,000.00
Ending Account value December 31, 2021	$1,166.70	$1,019.90
Expenses Paid During Period*	$ 5.79	$ 5.40
*	Expenses are equal to the Fund's annualized expense ratio of 1.06%** (for the period July 1, 2021 - December 31, 2021), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Real Estate Securities V.I.S. Fund	5

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — December 31, 2021
	Number of Shares	Fair Value
Common Stock (REITs) - 99.3% †
Alternate Housing - 9.8%
American Campus Communities Inc.	15,681	$ 898,365
Invitation Homes Inc.	47,953	2,174,189
Sun Communities Inc.	6,794	1,426,536
		4,499,090
Data Center - 9.9%
Digital Realty Trust Inc.	8,630	1,526,388
Equinix Inc.	3,545	2,998,503
		4,524,891
Diversified - 0.8%
Veris Residential Inc. (a)	20,881	383,793
Healthcare - 11.3%
Diversified Healthcare Trust	27,081	83,680
Healthpeak Properties Inc.	24,488	883,772
Medical Properties Trust Inc.	42,899	1,013,704
Omega Healthcare Investors Inc.	7,280	215,415
Sabra Health Care REIT Inc.	33,156	448,932
Ventas Inc.	29,167	1,491,017
Welltower Inc.	12,100	1,037,817
		5,174,337
Hotel - 3.1%
Apple Hospitality REIT Inc.	8,527	137,711
Host Hotels & Resorts Inc. (a)	33,570	583,782
Park Hotels & Resorts Inc. (a)	14,585	275,365
Xenia Hotels & Resorts Inc. (a)	23,759	430,275
		1,427,133
Industrial - 16.6%
Americold Realty Trust	17,786	583,203
Duke Realty Corp.	21,609	1,418,415
First Industrial Realty Trust Inc.	9,282	614,468
Prologis Inc.	23,140	3,895,850
Rexford Industrial Realty Inc.	13,210	1,071,463
		7,583,399
Multifamily - 13.9%
AvalonBay Communities Inc.	7,586	1,916,148
Equity Residential	17,698	1,601,669
Essex Property Trust Inc.	904	318,416
Independence Realty Trust Inc.	12,080	312,026
Mid-America Apartment Communities Inc.	3,400	780,096
	Number of Shares	Fair Value
UDR Inc.	24,214	$ 1,452,598
		6,380,953
Net Lease - 4.9%
Agree Realty Corp.	15,010	1,071,114
Four Corners Property Trust Inc.	8,573	252,132
Realty Income Corp.	9,268	663,496
STORE Capital Corp.	7,365	253,356
		2,240,098
Office - 7.0%
Alexandria Real Estate Equities Inc.	1,860	414,706
Cousins Properties Inc.	14,640	589,699
Empire State Realty Trust Inc., Class A	14,993	133,438
Hudson Pacific Properties Inc.	20,100	496,671
JBG SMITH Properties	17,646	506,617
Kilroy Realty Corp.	11,720	778,911
SL Green Realty Corp.	3,050	218,685
WeWork Inc. (a)	6,334	54,472
		3,193,199
Regional Malls - 3.0%
Simon Property Group Inc.	8,580	1,370,826
Self Storage - 8.7%
Extra Space Storage Inc.	2,560	580,429
Life Storage Inc.	8,472	1,297,741
Public Storage	5,550	2,078,808
		3,956,978
Shopping Centers - 5.2%
Acadia Realty Trust	21,750	474,802
Brixmor Property Group Inc.	46,499	1,181,540
Kite Realty Group Trust	12,390	269,854
Phillips Edison & Company Inc.	5,619	185,652
RPT Realty	19,810	265,058
		2,376,906
Specialty - 5.1%
American Tower Corp.	962	281,385
EPR Properties	6,370	302,511
MGM Growth Properties LLC, Class A	16,400	669,940
Outfront Media Inc.	11,818	316,959
VICI Properties Inc.	24,580	740,104
		2,310,899

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Total Common Stock (REITs) (Cost $34,334,258)		45,422,502
Short-Term Investments - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c) (Cost $312,731)	312,731	$ 312,731
Total Investments (Cost $34,646,989)		45,735,233
Other Assets and Liabilities, net - 0.0%		12,618
NET ASSETS - 100.0%		$ 45,747,851
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 45,422,502	$ —	$ —	$ 45,422,502
Short-Term Investments	312,731	—	—	312,731
Total Investments in Securities	$ 45,735,233	$ —	$ —	$ 45,735,233

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	140,904	$140,904	$18,525,516	$18,353,689	$—	$—	312,731	$312,731	$78
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Real Estate Securities V.I.S. Fund	7

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date					5/1/95
Net asset value, beginning of period	$ 12.02	$ 12.92	$ 11.14	$ 12.32	$ 12.37
Income/(loss) from investment operations:
Net investment income	0.13 (a)	0.17 (a)	0.25 (a)	0.25 (a)	0.15 (a)
Net realized and unrealized gains/(losses) on investments	4.85	(0.85)	2.65	(0.95)	0.57
Total income/(loss) from investment operations	4.98	(0.68)	2.90	(0.70)	0.72
Less distributions from:
Net investment income	0.34	0.06	0.19	0.28	0.22
Net realized gains	2.77	0.16	0.93	0.16	0.55
Return of capital	—	—	—	0.04	—
Total distributions	3.11	0.22	1.12	0.48	0.77
Net asset value, end of period	$ 13.89	$ 12.02	$ 12.92	$ 11.14	$ 12.32
Total Return(b)	41.80%	(5.23)%	26.15%	(5.71)%	5.84%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$45,748	$47,588	$55,266	$50,360	$61,685
Ratios to average net assets:
Net expenses	1.04%	1.04%	1.04%	1.05%	1.01%
Gross expenses	1.04%	1.04%	1.04%	1.05%	1.01%
Net investment income	0.93%	1.49%	1.91%	2.11%	1.16%
Portfolio turnover rate	85%	108%	72%	59%	73%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
8	Financial Highlights

State Street Real Estate Securities V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2021
Assets
Investments in securities, at fair value (cost $34,334,258)	$ 45,422,502
Short-term affiliated investments, at fair value	312,731
Receivable for investments sold	219,559
Income receivables	137,175
Receivable for fund shares sold	17,066
Income receivable from affiliated investments	5
Other assets	281
Total assets	46,109,319
Liabilities
Payable for investments purchased	283,025
Payable for fund shares redeemed	97
Payable to the Adviser	31,479
Payable for custody, fund accounting and sub-administration fees	4,075
Accrued other expenses	42,792
Total liabilities	361,468

Net Assets	$ 45,747,851
Net Assets Consist of:
Capital paid in	$ 33,310,616
Total distributable earnings (loss)	12,437,235
Net Assets	$ 45,747,851
Shares outstanding ($0.01 par value, unlimited shares authorized)	3,293,911
Net asset value per share	$ 13.89
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	9

State Street Real Estate Securities V.I.S. Fund
Statement of Operations — For the year ended December 31, 2021
Investment Income
Income
Dividend	$ 864,474
Income from affiliated investments	78
Total income	864,552
Expenses
Advisory and administration fees	372,948
Directors' fees	18,806
Custody, fund accounting and sub-administration fees	22,204
Professional fees	31,368
Printing and shareholder reports	4,869
Other expenses	7,780
Total expenses	457,975
Net investment income	$ 406,577
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$ 11,695,794
Increase (decrease) in unrealized appreciation/(depreciation) on investments	4,246,157
Net realized and unrealized gain (loss) on investments	15,941,951
Net Increase in Net Assets Resulting from Operations	$ 16,348,528
The accompanying Notes are an integral part of these financial statements.
10	Statement of Operations

State Street Real Estate Securities V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2021	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 406,577	$ 694,365
Net realized gain (loss) on investments	11,695,794	(2,776,009)
Net increase (decrease) in unrealized appreciation/depreciation on investments	4,246,157	(227,369)
Net increase (decrease) from operations	16,348,528	(2,309,013)
Distributions to shareholders:
Total distributions	(8,362,555)	(867,566)
Increase (decrease) in assets from operations and distributions	7,985,973	(3,176,579)
Share transactions:
Proceeds from sale of shares	11,353,657	3,618,392
Value of distributions reinvested	8,362,555	867,566
Cost of shares redeemed	(29,542,653)	(8,986,932)
Net increase (decrease) from share transactions	(9,826,441)	(4,500,974)
Total increase (decrease) in net assets	(1,840,468)	(7,677,553)
Net Assets
Beginning of year	47,588,319	55,265,872
End of year	$ 45,747,851	$ 47,588,319
Changes in Fund Shares
Shares sold	725,416	369,554
Issued for distributions reinvested	612,193	72,782
Shares redeemed	(2,003,348)	(761,607)
Net decrease in fund shares	(665,739)	(319,271)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	11

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements — December 31, 2021
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts
Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021 and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:
Average Daily Net Assets of the Fund	Management Fee
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2021 are disclosed in the Schedule of Investments.
4.Sub-Advisory Fees
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2021 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 36,830,967	$ 54,250,838
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2021 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 2,814,660	$ 5,547,895	$ 8,362,555
The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 281,496	$ 586,070	$ 867,566
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 466,504	$ —	$ —	$ 1,302,055	$ 10,668,676	$ —	$ 12,437,235
Notes to Financial Statements	15

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 35,066,557	$ 11,020,462	$ 351,786	$ 10,668,676
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2021.
9.Risks
Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
16	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	17

State Street Real Estate Securities V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Real Estate Securities V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Real Estate Securities V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2022
18	Report of Independent Registered Public Accounting Firm

State Street Real Estate Securities V.I.S. Fund
Other Information — December 31, 2021 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2021 in the amount of $5,547,895.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported Fund’s ability to honor redemption requests timely and SSGA FM’s management of Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	19

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	63	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
20	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	63	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008,
Chairman, Board Member and
December 2008 to present,
Investment Committee
Member, Healthcare Georgia
Foundation (private
foundation); September 2002
to 2012, Lead Director and
Board Member, Amerigroup
Corp. (managed health care);
1999 to 2013, Board Member
and (2001 to 2017) Investment
Committee Member, Woodruff
Arts Center; and 2003 to 2009,
Trustee, Gettysburg College;
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).
Other Information	21

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	63	None.
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

(1)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
22	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Controller of GE Asset Management Incorporated (April 2011 – July 2016).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*
Other Information	23

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

Timothy Collins SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 – present); Vice President and Managing Counsel, State Street Corporation (March 2020 – August 2021); Vice President and Senior Counsel (April 2018 – March 2020); Counsel, Sutton Place Investments (January 2010 – March 2018).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
24	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
Timothy Collins, Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISRESAR

Annual Report
December 31, 2021
State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Annual Report
December 31, 2021

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Total Return V.I.S. Fund
Notes to Performance — December 31, 2021 (Unaudited)
The information provided on the performance page relates to the State Street Total Return V.I.S Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.
The MSCI All Country World Index ex-U.S. (“MSCI® ACWI ex-U.S.”) is a market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.
The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Total Return V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Total Return V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2021 (Unaudited)
The State Street Total Return V.I.S. Fund (the “Fund”) seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund’s benchmarks are the S&P 500 Index, MSCI ACWI ex-U.S. Index, Bloomberg U.S. Aggregate Bond Index (the “Indices”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class 1 and Class 3 Shares were 13.45% and 13.20%, respectively. The total return for the S&P 500 Index was 28.71%. The total return for the MSCI ACWI ex-U.S. Index was 7.82%. The total return for the Bloomberg U.S. Aggregate Bond Index was -1.54%. The Fund and Indices’ returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Asset allocation decisions and performance of the investment options across asset classes were the primary drivers of Fund performance during the Reporting Period relative to the Index. The Fund’s Principle Investment Strategy is to construct a broadly diversified portfolio across various investment asset classes. The results of the enhanced diversification were mixed but, on balance, positive with commodities, REITS, inflation linked bonds and high yield bonds adding value, while emerging market and U.S. small cap equities along with non-U.S. government bonds underperformed. The Fund employed factor based equity strategies within the first three months of the year transitioning to index based equity strategies by the end of the first quarter. The factor based strategies are designed to provide exposure to various investment style premia including value, quality, low-volatility, momentum and market capitalization. These factors performed well over the Reporting Period within all regions except non-U.S. developed markets. Finally, the Fund also employed tactical asset allocation during the year which performed well driven in large part by periodic overweights within certain equity markets and commodities versus underweights to investment grade bonds. An underweight to REITS detracted value.
The Fund used equity futures contracts in order to equitize cash in the portfolio during the Reporting Period. The Fund’s use of futures contracts did not have a material impact on Fund performance.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Performance Summary — December 31, 2021 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,815,108 (in thousands) as of December 31, 2021 (a)(b)
Top Ten Largest Holdings
as of December 31, 2021 (as a % of Fair Value) (a)(b)
Vanguard FTSE Europe ETF	4.99%
SPDR Portfolio Long Term Corporate Bond ETF	3.90%
SPDR Portfolio Long Term Treasury ETF	3.85%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1.82%
Apple Inc.	1.72%
Microsoft Corp.	1.59%
SPDR Bloomberg High Yield Bond ETF	0.97%
Amazon.com Inc.	0.91%
Alphabet Inc., Class A	0.55%
Tesla Inc.	0.54%
Average Annual Total Return for the years ended December 31, 2021
Class 1 Shares (Inception date: 7/1/85
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S. Fund	13.45%	8.65%	8.05%	$21,685
S&P 500® Index	28.71%	18.48%	16.55%	$46,257
Bloomberg U.S. Aggregate Bond Index	(1.54)%	3.57%	2.90%	$13,307
MSCI All Country World ex.-U.S.	7.82%	9.61%	7.28%	$20,196
Class 3 Shares (Inception date: 5/1/06
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S. Fund	13.20%	8.37%	7.78%	$21,152
S&P 500® Index	28.71%	18.48%	16.55%	$46,257
Bloomberg U.S. Aggregate Bond Index	(1.54)%	3.57%	2.90%	$13,307
MSCI All Country World ex.-U.S.	7.82%	9.61%	7.28%	$20,196

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund
Performance Summary, continued — December 31, 2021 (Unaudited)
Class 1 Shares
Change in Value of a $10,000 Investment
Yearly periods ended December 31
Class 3 Shares
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered
4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2021 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value July 1, 2021	$1,000.00	$1,000.00
Ending Account Value December 31, 2021	$1,028.70	$1,022.00
Expenses Paid During Period*	$ 3.22	$ 3.21
Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value July 1, 2021	$1,000.00	$1,000.00
Ending Account Value December 31, 2021	$1,027.80	$1,020.80
Expenses Paid During Period*	$ 4.50	$ 4.48
*	Expenses are equal to the Fund's annualized expense ratio of 0.63%** for Class 1 and 0.88%** for Class 3 (for the period July 1, 2021 - December 31, 2021), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund
Schedule of Investments — December 31, 2021
	Number of Shares	Fair Value
Domestic Equity - 35.1% †
Common Stock - 35.1%
Advertising - 0.1%
Advantage Solutions Inc. (a)	3,700	$ 29,674
Boston Omaha Corp., Class A (a)	800	22,984
Cardlytics Inc. (a)	1,567	103,563
Clear Channel Outdoor Holdings Inc. (a)	17,800	58,918
comScore Inc. (a)	2,198	7,341
Fluent Inc. (a)	400	796
Integral Ad Science Holding Corp. (a)	1,000	22,210
Loyalty Ventures Inc. (a)	280	8,420
Magnite Inc. (a)	5,889	103,057
National CineMedia Inc.	4,200	11,802
Omnicom Group Inc.	2,400	175,848
Stagwell Inc. (a)	2,534	21,970
TechTarget Inc. (a)	1,250	119,575
The Interpublic Group of Companies Inc.	4,597	172,158
Thryv Holdings Inc. (a)	261	10,735
		869,051
Aerospace & Defense - 0.4%
AAR Corp. (a)	1,600	62,448
Aerojet Rocketdyne Holdings Inc.	3,411	159,498
Aerovironment Inc. (a)	999	61,968
AerSale Corp. (a)	496	8,799
Astronics Corp. (a)	1,400	16,800
Axon Enterprise Inc. (a)	800	125,600
BWX Technologies Inc.	1,000	47,880
Byrna Technologies Inc. (a)	1,000	13,350
Curtiss-Wright Corp.	400	55,468
Ducommun Inc. (a)	600	28,062
General Dynamics Corp.	2,900	604,563
HEICO Corp.	500	72,110
HEICO Corp., Class A	800	102,816
Hexcel Corp. (a)	800	41,440
Howmet Aerospace Inc.	4,400	140,052
Huntington Ingalls Industries Inc.	500	93,370
Kaman Corp.	1,335	57,605
Kratos Defense & Security Solutions Inc. (a)	5,566	107,980
L3Harris Technologies Inc.	2,300	490,452
Lockheed Martin Corp.	2,801	995,503
Maxar Technologies Inc.	3,521	103,975
Mercury Systems Inc. (a)	800	44,048
	Number of Shares	Fair Value
Moog Inc., Class A	1,312	$ 106,233
National Presto Industries Inc.	290	23,789
Northrop Grumman Corp.	1,700	658,019
PAE Inc. (a)	3,500	34,755
Park Aerospace Corp.	1,253	16,540
Parsons Corp. (a)	1,300	43,745
Raytheon Technologies Corp.	17,131	1,474,294
Spirit AeroSystems Holdings Inc., Class A	1,100	47,399
Textron Inc.	2,500	193,000
The Boeing Co. (a)	6,082	1,224,428
TransDigm Group Inc. (a)	570	362,680
Triumph Group Inc. (a)	2,795	51,791
Vectrus Inc. (a)	472	21,604
Virgin Galactic Holdings Inc. (a)	2,100	28,098
		7,720,162
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	703	81,562
AgEagle Aerial Systems Inc. (a)	3,400	5,338
Deere & Co.	3,182	1,091,076
Hydrofarm Holdings Group Inc. (a)	1,710	48,376
Lindsay Corp.	481	73,112
The Toro Co.	1,200	119,892
Titan International Inc. (a)	2,500	27,400
		1,446,756
Agricultural Products - 0.1%
AppHarvest Inc. (a)	2,400	9,336
Archer-Daniels-Midland Co.	6,357	429,670
Bunge Ltd.	1,500	140,040
Darling Ingredients Inc. (a)	1,700	117,793
Fresh Del Monte Produce Inc.	1,677	46,285
Ingredion Inc.	844	81,564
Limoneira Co.	1,000	15,000
		839,688
Air Freight & Logistics - 0.2%
Air Transport Services Group Inc. (a)	2,831	83,175
Atlas Air Worldwide Holdings Inc. (a)	1,307	123,015
CH Robinson Worldwide Inc.	1,369	147,345
Expeditors International of Washington Inc.	1,987	266,834
FedEx Corp.	2,784	720,054
Forward Air Corp.	1,220	147,730

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
GXO Logistics Inc. (a)	1,100	$ 99,913
Hub Group Inc., Class A (a)	1,504	126,697
Radiant Logistics Inc. (a)	1,883	13,727
United Parcel Service Inc., Class B	8,230	1,764,018
		3,492,508
Airlines - 0.1%
Alaska Air Group Inc. (a)	1,400	72,940
Allegiant Travel Co. (a)	697	130,367
American Airlines Group Inc. (a)	7,000	125,720
Delta Air Lines Inc. (a)	7,600	297,008
Frontier Group Holdings Inc. (a)	1,700	23,069
Hawaiian Holdings Inc. (a)	2,525	46,384
JetBlue Airways Corp. (a)	3,200	45,568
Mesa Air Group Inc. (a)	2,000	11,200
SkyWest Inc. (a)	2,253	88,543
Southwest Airlines Co. (a)	6,500	278,460
Spirit Airlines Inc. (a)	4,455	97,342
Sun Country Airlines Holdings Inc. (a)	1,300	35,425
United Airlines Holdings Inc. (a)	3,700	161,986
		1,414,012
Alternative Carriers - 0.0% *
Anterix Inc. (a)	479	28,146
Bandwidth Inc., Class A (a)	1,023	73,410
Cogent Communications Holdings Inc.	1,941	142,042
EchoStar Corp., Class A (a)	1,790	47,167
Globalstar Inc. (a)	29,800	34,568
Iridium Communications Inc. (a)	5,392	222,636
Liberty Latin America Ltd., Class A (a)	1,695	19,764
Liberty Latin America Ltd., Class C (a)	6,976	79,526
Lumen Technologies Inc.	11,300	141,815
		789,074
Aluminum - 0.0% *
Alcoa Corp.	2,100	125,118
Arconic Corp. (a)	4,866	160,627
Century Aluminum Co. (a)	2,141	35,455
Kaiser Aluminum Corp.	698	65,570
		386,770
	Number of Shares	Fair Value
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	2,807	$ 97,768
American Eagle Outfitters Inc.	6,931	175,493
Boot Barn Holdings Inc. (a)	1,331	163,779
Burlington Stores Inc. (a)	700	204,057
Caleres Inc.	1,577	35,766
Chico's FAS Inc. (a)	5,052	27,180
Citi Trends Inc. (a)	368	34,868
Designer Brands Inc., Class A (a)	2,800	39,788
Foot Locker Inc.	1,215	53,010
Genesco Inc. (a)	700	44,919
Guess? Inc.	1,800	42,624
Ross Stores Inc.	4,000	457,120
Shoe Carnival Inc.	734	28,685
The Buckle Inc.	1,303	55,130
The Cato Corp., Class A	912	15,650
The Children's Place Inc. (a)	614	48,684
The Gap Inc.	2,747	48,484
The TJX Companies Inc.	13,776	1,045,874
Tilly's Inc., Class A	852	13,726
Torrid Holdings Inc. (a)	662	6,541
Urban Outfitters Inc. (a)	3,103	91,104
Victoria's Secret & Co. (a)	739	41,044
Zumiez Inc. (a)	943	45,255
		2,816,549
Apparel, Accessories & Luxury Goods - 0.1%
Carter's Inc.	400	40,488
Columbia Sportswear Co.	500	48,720
Fossil Group Inc. (a)	1,977	20,343
G-III Apparel Group Ltd. (a)	2,100	58,044
Hanesbrands Inc.	3,800	63,536
Kontoor Brands Inc.	2,355	120,694
Movado Group Inc.	749	31,331
Oxford Industries Inc.	707	71,775
PLBY Group Inc. (a)	1,382	36,816
PVH Corp.	800	85,320
Ralph Lauren Corp.	500	59,430
Superior Group of Companies Inc.	599	13,142
Tapestry Inc.	3,100	125,860
Under Armour Inc., Class A (a)	1,400	29,666
Under Armour Inc., Class C (a)	3,200	57,728
Vera Bradley Inc. (a)	908	7,727
VF Corp.	3,800	278,236
		1,148,856

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Application Software - 1.3%
8x8 Inc. (a)	5,446	$ 91,275
ACI Worldwide Inc. (a)	5,378	186,617
Adobe Inc. (a)	5,403	3,063,825
Agilysys Inc. (a)	849	37,747
Alarm.com Holdings Inc. (a)	2,155	182,766
Alkami Technology Inc. (a)	1,364	27,362
Altair Engineering Inc., Class A (a)	2,105	162,759
Alteryx Inc., Class A (a)	800	48,400
American Software Inc., Class A	1,350	35,329
Anaplan Inc. (a)	1,600	73,360
ANSYS Inc. (a)	1,000	401,120
Appfolio Inc., Class A (a)	918	111,133
Asana Inc., Class A (a)	3,254	242,586
Aspen Technology Inc. (a)	800	121,760
Autodesk Inc. (a)	2,500	702,975
Avalara Inc. (a)	1,000	129,110
Avaya Holdings Corp. (a)	4,062	80,428
AvidXchange Holdings Inc. (a)	1,214	18,283
Benefitfocus Inc. (a)	1,198	12,771
Bentley Systems Inc., Class B	1,500	72,495
Bill.com Holdings Inc. (a)	992	247,157
Black Knight Inc. (a)	1,724	142,902
Blackbaud Inc. (a)	2,183	172,413
Blackline Inc. (a)	2,477	256,469
Bottomline Technologies de Inc. (a)	2,038	115,086
Box Inc., Class A (a)	6,360	166,568
BTRS Holdings Inc., Class A (a)	3,170	24,789
C3.ai Inc., Class A (a)	800	25,000
Cadence Design Systems Inc. (a)	3,100	577,685
CDK Global Inc.	1,300	54,262
Cerence Inc. (a)	1,719	131,744
Ceridian HCM Holding Inc. (a)	1,500	156,690
ChannelAdvisor Corp. (a)	1,227	30,282
Citrix Systems Inc.	1,400	132,426
Cleanspark Inc. (a)	1,600	15,232
Consensus Cloud Solutions Inc. (a)	766	44,328
Couchbase Inc. (a)	380	9,485
Coupa Software Inc. (a)	800	126,440
CS Disco Inc. (a)	368	13,156
Datadog Inc., Class A (a)	2,900	516,519
Digimarc Corp. (a)	700	27,636
Digital Turbine Inc. (a)	4,147	252,926
DocuSign Inc. (a)	2,200	335,082
	Number of Shares	Fair Value
Domo Inc., Class B (a)	1,230	$ 61,008
DoubleVerify Holdings Inc. (a)	600	19,968
Dropbox Inc., Class A (a)	3,500	85,890
Duck Creek Technologies Inc. (a)	1,100	33,121
Dynatrace Inc. (a)	2,400	144,840
E2open Parent Holdings Inc. (a)	9,537	107,387
Ebix Inc.	1,100	33,440
eGain Corp. (a)	1,072	10,699
Elastic N.V. (a)	900	110,781
Enfusion Inc., Class A (a)	1,044	21,861
EngageSmart Inc. (a)	769	18,548
Envestnet Inc. (a)	2,479	196,684
Everbridge Inc. (a)	500	33,665
EverCommerce Inc. (a)	614	9,671
Fair Isaac Corp. (a)	270	117,091
Five9 Inc. (a)	800	109,856
GTY Technology Holdings Inc. (a)	1,668	11,176
Guidewire Software Inc. (a)	900	102,177
HubSpot Inc. (a)	470	309,800
Informatica Inc., Class A (a)	400	14,792
Instructure Holdings Inc. (a)	606	14,532
Intapp Inc. (a)	501	12,605
Intelligent Systems Corp. (a)	348	13,502
InterDigital Inc.	1,402	100,425
Intuit Inc.	3,042	1,956,675
Jamf Holding Corp. (a)	800	30,408
Kaltura Inc. (a)	200	674
LivePerson Inc. (a)	2,984	106,588
Manhattan Associates Inc. (a)	700	108,843
Marathon Digital Holdings Inc. (a)	4,344	142,744
MeridianLink Inc. (a)	462	9,970
MicroStrategy Inc., Class A (a)	386	210,173
Mimecast Ltd. (a)	2,780	221,205
Mitek Systems Inc. (a)	1,803	32,003
Model N Inc. (a)	1,700	51,051
Momentive Global Inc. (a)	5,894	124,658
nCino Inc. (a)	700	38,402
NCR Corp. (a)	1,400	56,280
New Relic Inc. (a)	500	54,980
Nuance Communications Inc. (a)	3,132	173,262
Nutanix Inc., Class A (a)	2,200	70,092
ON24 Inc. (a)	1,066	18,495
PagerDuty Inc. (a)	3,733	129,722
Palantir Technologies Inc., Class A (a)	18,700	340,527

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Paycom Software Inc. (a)	600	$ 249,114
Paycor HCM Inc. (a)	500	14,405
Paylocity Holding Corp. (a)	400	94,464
Pegasystems Inc.	400	44,728
Procore Technologies Inc. (a)	700	55,979
PROS Holdings Inc. (a)	1,741	60,047
PTC Inc. (a)	1,200	145,380
Q2 Holdings Inc. (a)	2,494	198,123
Rekor Systems Inc. (a)	1,600	10,480
Rimini Street Inc. (a)	1,614	9,636
RingCentral Inc., Class A (a)	900	168,615
Riot Blockchain Inc. (a)	4,129	92,201
salesforce.com Inc. (a)	10,663	2,709,788
ShotSpotter Inc. (a)	500	14,760
Smartsheet Inc., Class A (a)	1,400	108,430
Smith Micro Software Inc. (a)	2,071	10,189
Splunk Inc. (a)	1,900	219,868
Sprout Social Inc., Class A (a)	2,062	187,003
SPS Commerce Inc. (a)	1,647	234,450
SS&C Technologies Holdings Inc.	2,600	213,148
Sumo Logic Inc. (a)	3,758	50,958
Synopsys Inc. (a)	1,719	633,451
The Trade Desk Inc., Class A (a)	4,920	450,869
Tyler Technologies Inc. (a)	500	268,975
Unity Software Inc. (a)	1,700	243,083
Upland Software Inc. (a)	1,300	23,322
Verint Systems Inc. (a)	2,933	154,012
Veritone Inc. (a)	1,210	27,201
Viant Technology Inc., Class A (a)	600	5,823
VirnetX Holding Corp. (a)	3,900	10,140
Vonage Holdings Corp. (a)	11,038	229,480
Workday Inc., Class A (a)	2,200	600,996
Workiva Inc. (a)	1,956	255,238
Yext Inc. (a)	5,565	55,205
Zendesk Inc. (a)	1,300	135,577
Zoom Video Communications Inc., Class A (a)	2,492	458,304
		23,390,091
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group Inc.	500	82,255
Ameriprise Financial Inc.	1,300	392,158
Apollo Global Management Inc.	2,300	166,589
Ares Management Corp., Class A	1,600	130,032
	Number of Shares	Fair Value
Artisan Partners Asset Management Inc., Class A	2,659	$ 126,675
AssetMark Financial Holdings Inc. (a)	1,000	26,210
BlackRock Inc.	1,628	1,490,532
Blackstone Inc.	7,800	1,009,242
Blucora Inc. (a)	2,404	41,637
Brightsphere Investment Group Inc.	2,855	73,088
Cohen & Steers Inc.	1,127	104,259
Diamond Hill Investment Group Inc.	126	24,473
Federated Hermes Inc.	4,240	159,339
Focus Financial Partners Inc., Class A (a)	2,713	162,020
Franklin Resources Inc.	3,500	117,215
GAMCO Investors Inc., Class A	288	7,194
GCM Grosvenor Inc., Class A	2,000	21,000
Hamilton Lane Inc., Class A	1,588	164,548
Invesco Ltd.	3,500	80,570
KKR & Company Inc.	6,400	476,800
Northern Trust Corp.	2,400	287,064
Pzena Investment Management Inc., Class A	300	2,841
Sculptor Capital Management Inc.	1,100	23,485
SEI Investments Co.	1,300	79,222
State Street Corp. (b)	4,200	390,600
StepStone Group Inc., Class A	1,994	82,891
T Rowe Price Group Inc.	2,615	514,214
The Bank of New York Mellon Corp.	8,700	505,296
The Carlyle Group Inc.	1,800	98,820
Virtus Investment Partners Inc.	350	103,985
WisdomTree Investments Inc.	5,800	35,496
		6,979,750
Auto Parts & Equipment - 0.1%
American Axle & Manufacturing Holdings Inc. (a)	5,641	52,631
BorgWarner Inc.	2,700	121,689
Cooper-Standard Holdings Inc. (a)	1,000	22,410
Dana Inc.	6,614	150,932
Dorman Products Inc. (a)	1,200	135,612
Fox Factory Holding Corp. (a)	1,932	328,633
Gentex Corp.	2,558	89,146
Gentherm Inc. (a)	1,511	131,306

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
LCI Industries	1,129	$ 175,977
Lear Corp.	700	128,065
Modine Manufacturing Co. (a)	2,100	21,189
Motorcar Parts of America Inc. (a)	1,100	18,777
Patrick Industries Inc.	1,100	88,759
QuantumScape Corp. (a)	3,000	66,570
Standard Motor Products Inc.	900	47,151
Stoneridge Inc. (a)	1,080	21,319
Tenneco Inc., Class A (a)	3,500	39,550
Visteon Corp. (a)	1,263	140,370
XL Fleet Corp. (a)	1,085	3,591
XPEL Inc. (a)	900	61,452
		1,845,129
Automobile Manufacturers - 0.7%
Canoo Inc. (a)	4,700	36,284
Fisker Inc. (a)	7,421	116,732
Ford Motor Co.	44,665	927,692
General Motors Co. (a)	15,649	917,501
Lordstown Motors Corp., Class A (a)	7,444	25,682
Rivian Automotive Inc., Class A (a)	1,700	176,273
Tesla Inc. (a)	9,215	9,738,228
Thor Industries Inc.	634	65,790
Winnebago Industries Inc.	1,466	109,833
Workhorse Group Inc. (a)	6,100	26,596
		12,140,611
Automotive Retail - 0.2%
Advance Auto Parts Inc.	700	167,916
America's Car-Mart Inc. (a)	313	32,051
Arko Corp. (a)	5,900	51,743
Asbury Automotive Group Inc. (a)	1,056	182,403
AutoNation Inc. (a)	382	44,637
AutoZone Inc. (a)	241	505,230
Camping World Holdings Inc., Class A	1,883	76,073
CarLotz Inc. (a)	4,400	9,988
CarMax Inc. (a)	1,900	247,437
Carvana Co. (a)	900	208,611
Group 1 Automotive Inc.	800	156,176
Lazydays Holdings Inc. (a)	406	8,745
Lithia Motors Inc., Class A	300	89,085
Monro Inc.	1,500	87,405
Murphy USA Inc.	1,104	219,961
OneWater Marine Inc., Class A	492	29,997
	Number of Shares	Fair Value
O'Reilly Automotive Inc. (a)	720	$ 508,486
Penske Automotive Group Inc.	270	28,949
Shift Technologies Inc. (a)	3,000	10,230
Sonic Automotive Inc., Class A	1,106	54,692
TravelCenters of America Inc. (a)	599	30,920
Vroom Inc. (a)	1,500	16,185
		2,766,920
Biotechnology - 1.2%
2seventy bio Inc. (a)	1,100	28,193
4D Molecular Therapeutics Inc. (a)	1,200	26,328
89bio Inc. (a)	100	1,307
AbbVie Inc.	20,135	2,726,279
ACADIA Pharmaceuticals Inc. (a)	5,448	127,156
Adagio Therapeutics Inc. (a)	1,100	7,986
Adicet Bio Inc. (a)	1,115	19,501
Adverum Biotechnologies Inc. (a)	5,332	9,384
Aeglea BioTherapeutics Inc. (a)	2,800	13,300
Aerovate Therapeutics Inc. (a)	437	5,152
Agenus Inc. (a)	9,800	31,556
Agios Pharmaceuticals Inc. (a)	2,638	86,711
Akebia Therapeutics Inc. (a)	8,700	19,662
Akero Therapeutics Inc. (a)	1,100	23,265
Akouos Inc. (a)	1,500	12,750
Albireo Pharma Inc. (a)	1,000	23,290
Aldeyra Therapeutics Inc. (a)	2,400	9,600
Alector Inc. (a)	2,558	52,823
Aligos Therapeutics Inc. (a)	1,300	15,431
Allakos Inc. (a)	1,613	15,791
Allogene Therapeutics Inc. (a)	2,966	44,253
Allovir Inc. (a)	1,229	15,903
Alnylam Pharmaceuticals Inc. (a)	1,300	220,454
Alpine Immune Sciences Inc. (a)	639	8,850
Altimmune Inc. (a)	1,600	14,656
ALX Oncology Holdings Inc. (a)	756	16,246
Amgen Inc.	6,445	1,449,932
Amicus Therapeutics Inc. (a)	11,959	138,126
AnaptysBio Inc. (a)	805	27,974
Anavex Life Sciences Corp. (a)	2,814	48,795
Anika Therapeutics Inc. (a)	800	28,664

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Annexon Inc. (a)	1,600	$ 18,384
Apellis Pharmaceuticals Inc. (a)	3,254	153,849
Applied Molecular Transport Inc. (a)	1,024	14,316
Applied Therapeutics Inc. (a)	1,000	8,950
AquaBounty Technologies Inc. (a)	3,200	6,720
Arcturus Therapeutics Holdings Inc. (a)	891	32,976
Arcus Biosciences Inc. (a)	2,150	87,011
Arcutis Biotherapeutics Inc. (a)	1,400	29,036
Ardelyx Inc. (a)	4,600	5,060
Arena Pharmaceuticals Inc. (a)	2,823	262,370
Arrowhead Pharmaceuticals Inc. (a)	4,636	307,367
Atara Biotherapeutics Inc. (a)	3,700	58,312
Athenex Inc. (a)	4,400	5,984
Athersys Inc. (a)	11,100	10,019
Atossa Genetics Inc. (a)	5,700	9,120
Atreca Inc., Class A (a)	1,800	5,454
Avid Bioservices Inc. (a)	2,681	78,232
Avidity Biosciences Inc. (a)	1,800	42,786
Avita Therapeutics Inc. (a)	1,200	14,376
Avrobio Inc. (a)	2,200	8,470
Beam Therapeutics Inc. (a)	2,335	186,076
Beyondspring Inc. (a)	828	3,751
BioAtla Inc. (a)	700	13,741
BioCryst Pharmaceuticals Inc. (a)	8,168	113,127
Biogen Inc. (a)	1,700	407,864
Biohaven Pharmaceutical Holding Company Ltd. (a)	2,548	351,140
BioMarin Pharmaceutical Inc. (a)	2,000	176,700
Biomea Fusion Inc. (a)	1,040	7,748
Bioxcel Therapeutics Inc. (a)	797	16,203
Black Diamond Therapeutics Inc. (a)	1,100	5,863
Bluebird Bio Inc. (a)	3,300	32,967
Blueprint Medicines Corp. (a)	2,675	286,519
Bolt Biotherapeutics Inc. (a)	800	3,920
Bridgebio Pharma Inc. (a)	4,841	80,748
Brooklyn ImmunoTherapeutics Inc. (a)	1,300	5,421
C4 Therapeutics Inc. (a)	1,707	54,965
Cardiff Oncology Inc. (a)	2,500	15,025
CareDx Inc. (a)	2,293	104,286
Caribou Biosciences Inc. (a)	900	13,581
	Number of Shares	Fair Value
Catalyst Pharmaceuticals Inc. (a)	3,980	$ 26,945
Celcuity Inc. (a)	700	9,233
Celldex Therapeutics Inc. (a)	2,078	80,294
CEL-SCI Corp. (a)	2,100	14,910
Century Therapeutics Inc. (a)	566	8,977
Cerevel Therapeutics Holdings Inc. (a)	1,900	61,598
ChemoCentryx Inc. (a)	2,500	91,025
Chimerix Inc. (a)	3,500	22,505
Chinook Therapeutics Inc. (a)	1,577	25,721
Clene Inc. (a)	1,600	6,560
Clovis Oncology Inc. (a)	5,000	13,550
Codiak Biosciences Inc. (a)	1,000	11,140
Cogent Biosciences Inc. (a)	2,200	18,876
Coherus Biosciences Inc. (a)	2,771	44,225
Contra Aduro Biotech (a)	4,580	595
Cortexyme Inc. (a)	1,000	12,620
Crinetics Pharmaceuticals Inc. (a)	2,210	62,786
Cue Biopharma Inc. (a)	1,475	16,682
Cullinan Oncology Inc. (a)	1,061	16,371
Curis Inc. (a)	4,200	19,992
Cyteir Therapeutics Inc. (a)	470	5,344
Cytokinetics Inc. (a)	3,608	164,453
CytomX Therapeutics Inc. (a)	3,800	16,454
Day One Biopharmaceuticals Inc. (a)	386	6,504
Deciphera Pharmaceuticals Inc. (a)	1,900	18,563
Denali Therapeutics Inc. (a)	4,149	185,045
DermTech Inc. (a)	1,200	18,960
Design Therapeutics Inc. (a)	1,275	27,298
Dynavax Technologies Corp. (a)	4,758	66,945
Dyne Therapeutics Inc. (a)	1,200	14,268
Eagle Pharmaceuticals Inc. (a)	600	30,552
Editas Medicine Inc. (a)	3,097	82,225
Eiger BioPharmaceuticals Inc. (a)	2,100	10,899
Emergent BioSolutions Inc. (a)	2,220	96,503
Enanta Pharmaceuticals Inc. (a)	900	67,302
Epizyme Inc. (a)	5,400	13,500
Erasca Inc. (a)	1,200	18,696
Evelo Biosciences Inc. (a)	2,000	12,140
Exact Sciences Corp. (a)	2,000	155,660
Exelixis Inc. (a)	3,600	65,808
Fate Therapeutics Inc. (a)	3,705	216,780
FibroGen Inc. (a)	4,200	59,220

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Finch Therapeutics Group Inc. (a)	349	$ 3,480
Foghorn Therapeutics Inc. (a)	1,023	23,396
Forma Therapeutics Holdings Inc. (a)	1,401	19,922
Forte Biosciences Inc. (a)	600	1,284
Fortress Biotech Inc. (a)	4,058	10,145
Frequency Therapeutics Inc. (a)	1,030	5,284
G1 Therapeutics Inc. (a)	2,000	20,420
Generation Bio Co. (a)	2,181	15,441
Geron Corp. (a)	17,400	21,228
Gilead Sciences Inc.	14,370	1,043,406
Global Blood Therapeutics Inc. (a)	2,971	86,961
Gossamer Bio Inc. (a)	2,628	29,723
Graphite Bio Inc. (a)	779	9,683
Greenwich Lifesciences Inc. (a)	107	2,603
Gritstone Oncology Inc. (a)	1,800	23,148
GT Biopharma Inc. (a)	1,400	4,270
Halozyme Therapeutics Inc. (a)	6,324	254,288
Harpoon Therapeutics Inc. (a)	900	6,795
Heron Therapeutics Inc. (a)	4,400	40,172
Homology Medicines Inc. (a)	2,100	7,644
Hookipa Pharma Inc. (a)	1,300	3,029
Horizon Therapeutics PLC (a)	2,400	258,624
Humanigen Inc. (a)	2,200	8,184
iBio Inc. (a)	12,800	7,027
Icosavax Inc. (a)	600	13,728
Ideaya Biosciences Inc. (a)	1,376	32,529
IGM Biosciences Inc. (a)	400	11,732
Imago Biosciences Inc. (a)	326	7,729
Immuneering Corp., Class A (a)	284	4,592
Immunic Inc. (a)	1,016	9,723
ImmunityBio Inc. (a)	3,373	20,508
ImmunoGen Inc. (a)	9,200	68,264
Immunovant Inc. (a)	2,200	18,744
Incyte Corp. (a)	2,200	161,480
Infinity Pharmaceuticals Inc. (a)	5,800	13,050
Inhibrx Inc. (a)	1,400	61,138
Inovio Pharmaceuticals Inc. (a)	9,038	45,100
Inozyme Pharma Inc. (a)	1,000	6,820
Insmed Inc. (a)	5,615	152,953
Instil Bio Inc. (a)	2,593	44,366
Intellia Therapeutics Inc. (a)	3,192	377,422
	Number of Shares	Fair Value
Intercept Pharmaceuticals Inc. (a)	1,198	$ 19,515
Invitae Corp. (a)	9,124	139,324
Ionis Pharmaceuticals Inc. (a)	1,400	42,602
Iovance Biotherapeutics Inc. (a)	2,100	40,089
Ironwood Pharmaceuticals Inc. (a)	6,435	75,032
iTeos Therapeutics Inc. (a)	969	45,117
IVERIC bio Inc. (a)	5,100	85,272
Janux Therapeutics Inc. (a)	800	15,784
Jounce Therapeutics Inc. (a)	900	7,515
KalVista Pharmaceuticals Inc. (a)	1,100	14,553
Karuna Therapeutics Inc. (a)	1,008	132,048
Karyopharm Therapeutics Inc. (a)	2,939	18,898
Keros Therapeutics Inc. (a)	800	46,808
Kezar Life Sciences Inc. (a)	1,696	28,357
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,600	18,832
Kinnate Biopharma Inc. (a)	1,248	22,115
Kodiak Sciences Inc. (a)	1,523	129,120
Kronos Bio Inc. (a)	2,000	27,180
Krystal Biotech Inc. (a)	826	57,779
Kura Oncology Inc. (a)	3,100	43,400
Kymera Therapeutics Inc. (a)	1,554	98,663
Lexicon Pharmaceuticals Inc. (a)	3,100	12,214
Ligand Pharmaceuticals Inc. (a)	684	105,651
Lineage Cell Therapeutics Inc. (a)	6,100	14,945
Lyell Immunopharma Inc. (a)	855	6,618
MacroGenics Inc. (a)	3,009	48,294
Madrigal Pharmaceuticals Inc. (a)	500	42,370
Magenta Therapeutics Inc. (a)	1,500	6,645
MannKind Corp. (a)	10,706	46,785
MEI Pharma Inc. (a)	6,700	17,889
MeiraGTx Holdings PLC (a)	1,500	35,610
Mersana Therapeutics Inc. (a)	3,174	19,742
MiMedx Group Inc. (a)	5,500	33,220
Mirati Therapeutics Inc. (a)	500	73,345
Moderna Inc. (a)	3,900	990,522
Molecular Templates Inc. (a)	1,600	6,272
Monte Rosa Therapeutics Inc. (a)	800	16,336
Morphic Holding Inc. (a)	1,000	47,380
Mustang Bio Inc. (a)	3,206	5,322

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Myriad Genetics Inc. (a)	3,808	$ 105,101
Natera Inc. (a)	900	84,051
Neoleukin Therapeutics Inc. (a)	2,000	9,640
Neurocrine Biosciences Inc. (a)	1,000	85,170
NexImmune Inc. (a)	1,600	7,376
Nkarta Inc. (a)	500	7,675
Novavax Inc. (a)	800	114,456
Nurix Therapeutics Inc. (a)	1,400	40,530
Nuvalent Inc., Class A (a)	600	11,424
Ocugen Inc. (a)	9,000	40,950
Olema Pharmaceuticals Inc. (a)	1,047	9,800
Omega Therapeutics Inc. (a)	410	4,645
Oncocyte Corp. (a)	4,300	9,331
Oncorus Inc. (a)	1,500	7,905
Oncternal Therapeutics Inc. (a)	3,800	8,626
OPKO Health Inc. (a)	17,605	84,680
Organogenesis Holdings Inc. (a)	1,500	13,860
ORIC Pharmaceuticals Inc. (a)	1,400	20,580
Outlook Therapeutics Inc. (a)	7,100	9,656
Oyster Point Pharma Inc. (a)	512	9,349
Passage Bio Inc. (a)	1,700	10,795
PMV Pharmaceuticals Inc. (a)	1,400	32,340
Poseida Therapeutics Inc. (a)	2,000	13,620
Praxis Precision Medicines Inc. (a)	1,351	26,615
Precigen Inc. (a)	4,200	15,582
Precision BioSciences Inc. (a)	2,800	20,720
Prelude Therapeutics Inc. (a)	600	7,470
Prometheus Biosciences Inc. (a)	1,437	56,819
Protagonist Therapeutics Inc. (a)	2,013	68,845
PTC Therapeutics Inc. (a)	3,157	125,743
Puma Biotechnology Inc. (a)	1,900	5,776
Radius Health Inc. (a)	1,994	13,798
RAPT Therapeutics Inc. (a)	900	33,057
Recursion Pharmaceuticals Inc., Class A (a)	5,528	94,695
Regeneron Pharmaceuticals Inc. (a)	1,170	738,878
REGENXBIO Inc. (a)	1,773	57,977
Relay Therapeutics Inc. (a)	3,356	103,063
Replimune Group Inc. (a)	1,400	37,940
REVOLUTION Medicines Inc. (a)	2,632	66,247
	Number of Shares	Fair Value
Rhythm Pharmaceuticals Inc. (a)	2,300	$ 22,954
Rigel Pharmaceuticals Inc. (a)	8,194	21,714
Rocket Pharmaceuticals Inc. (a)	1,782	38,901
Rubius Therapeutics Inc. (a)	2,100	20,328
Sage Therapeutics Inc. (a)	800	34,032
Sana Biotechnology Inc. (a)	3,822	59,165
Sangamo Therapeutics Inc. (a)	5,923	44,423
Sarepta Therapeutics Inc. (a)	900	81,045
Scholar Rock Holding Corp. (a)	1,500	37,260
Seagen Inc. (a)	1,500	231,900
Selecta Biosciences Inc. (a)	4,600	14,996
Sensei Biotherapeutics Inc. (a)	500	2,900
Seres Therapeutics Inc. (a)	3,400	28,322
Sesen Bio Inc. (a)	8,400	6,846
Shattuck Labs Inc. (a)	1,500	12,765
Silverback Therapeutics Inc. (a)	800	5,328
Solid Biosciences Inc. (a)	4,800	8,400
Sorrento Therapeutics Inc. (a)	13,697	63,691
Spectrum Pharmaceuticals Inc. (a)	8,800	11,176
Spero Therapeutics Inc. (a)	1,400	22,414
SpringWorks Therapeutics Inc. (a)	1,322	81,938
SQZ Biotechnologies Co. (a)	1,400	12,502
Stoke Therapeutics Inc. (a)	800	19,192
Summit Therapeutics Inc. (a)	1,264	3,400
Surface Oncology Inc. (a)	1,500	7,170
Sutro Biopharma Inc. (a)	1,900	28,272
Syndax Pharmaceuticals Inc. (a)	1,896	41,503
Syros Pharmaceuticals Inc. (a)	2,900	9,454
Talaris Therapeutics Inc. (a)	1,022	15,626
Taysha Gene Therapies Inc. (a)	1,100	12,815
TCR2 Therapeutics Inc. (a)	1,700	7,922
Tenaya Therapeutics Inc. (a)	536	10,157
TG Therapeutics Inc. (a)	5,790	110,010
Tonix Pharmaceuticals Holding Corp. (a)	18,200	6,510
Travere Therapeutics Inc. (a)	2,667	82,784
Trevena Inc. (a)	10,100	5,883
Turning Point Therapeutics Inc. (a)	2,083	99,359
Twist Bioscience Corp. (a)	2,152	166,543
Tyra Biosciences Inc. (a)	583	8,203

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Ultragenyx Pharmaceutical Inc. (a)	700	$ 58,863
United Therapeutics Corp. (a)	511	110,417
UroGen Pharma Ltd. (a)	1,200	11,412
Vanda Pharmaceuticals Inc. (a)	2,500	39,225
Vaxart Inc. (a)	6,145	38,529
Vaxcyte Inc. (a)	2,013	47,889
VBI Vaccines Inc. (a)	10,793	25,256
Vera Therapeutics Inc. (a)	383	10,234
Veracyte Inc. (a)	3,066	126,319
Verastem Inc. (a)	8,267	16,947
Vericel Corp. (a)	2,101	82,569
Vertex Pharmaceuticals Inc. (a)	2,900	636,840
Verve Therapeutics Inc. (a)	800	29,496
Viking Therapeutics Inc. (a)	4,000	18,400
Vincerx Pharma Inc. (a)	713	7,265
Vir Biotechnology Inc. (a)	2,810	117,655
Viracta Therapeutics Inc. (a)	1,800	6,570
VistaGen Therapeutics Inc. (a)	10,700	20,865
Vor BioPharma Inc. (a)	700	8,134
Werewolf Therapeutics Inc. (a)	1,267	15,090
XBiotech Inc.	857	9,538
Xencor Inc. (a)	2,563	102,828
XOMA Corp. (a)	400	8,340
Y-mAbs Therapeutics Inc. (a)	1,739	28,189
Zentalis Pharmaceuticals Inc. (a)	1,658	139,372
ZIOPHARM Oncology Inc. (a)	12,700	13,843
		21,261,350
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	2,200	101,970
The Boston Beer Company Inc., Class A (a)	124	62,632
		164,602
Broadcasting - 0.1%
AMC Networks Inc., Class A (a)	1,400	48,216
Discovery Inc., Class A (a)	1,400	32,956
Discovery Inc., Class C (a)	3,400	77,860
Entercom Communications Corp. (a)	6,900	17,733
Entravision Co.mmunications Co.rp, Class A	2,964	20,096
Fox Corp., Class A	3,300	121,770
Fox Corp., Class B	1,900	65,113
	Number of Shares	Fair Value
Gray Television Inc.	4,200	$ 84,672
Hemisphere Media Group Inc. (a)	200	1,454
iHeartMedia Inc., Class A (a)	5,075	106,778
Media General Inc. (a)	2,076	208
Nexstar Broadcasting Group Inc., Class A	500	75,490
Sinclair Broadcast Group Inc., Class A	2,306	60,947
TEGNA Inc.	10,087	187,215
The EW Scripps., Class A	2,858	55,302
ViacomCBS Inc., Class B	6,400	193,152
ViacomCBS Inc., Class A	200	6,674
		1,155,636
Building Products - 0.3%
A O Smith Corp.	1,506	129,290
AAON Inc.	1,909	151,632
Advanced Drainage Systems Inc.	700	95,291
American Woodmark Corp. (a)	729	47,531
Apogee Enterprises Inc.	1,097	52,821
Armstrong World Industries Inc.	500	58,060
Builders FirstSource Inc. (a)	2,200	188,562
Carlisle Companies Inc.	600	148,872
Carrier Global Corp.	9,900	536,976
Cornerstone Building Brands Inc. (a)	2,600	45,344
CSW Industrials Inc.	700	84,602
Fortune Brands Home & Security Inc.	1,635	174,781
Gibraltar Industries Inc. (a)	1,487	99,153
Griffon Corp.	2,024	57,644
Insteel Industries Inc.	787	31,330
JELD-WEN Holding Inc. (a)	4,119	108,577
Johnson Controls International PLC	8,200	666,742
Lennox International Inc.	400	129,744
Masco Corp.	2,900	203,638
Masonite International Corp. (a)	1,082	127,622
Owens Corning	1,200	108,600
PGT Innovations Inc. (a)	2,800	62,972
Quanex Building Products Corp.	1,500	37,170
Resideo Technologies Inc. (a)	6,586	171,434
Simpson Manufacturing Company Inc.	1,991	276,888
The AZEK Company Inc. (a)	1,400	64,736

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Trex Company Inc. (a)	1,300	$ 175,539
UFP Industries Inc.	2,750	253,027
View Inc. (a)	6,692	26,166
Zurn Water Solutions Corp.	5,535	201,474
		4,516,218
Cable & Satellite - 0.2%
Altice USA Inc., Class A (a)	2,600	42,068
Cable One Inc.	64	112,861
Charter Communications Inc., Class A (a)	1,468	957,092
Comcast Corp., Class A	52,042	2,619,274
DISH Network Corp., Class A (a)	2,700	87,588
Liberty Broadband Corp., Class A (a)	300	48,270
Liberty Broadband Corp., Class C (a)	1,600	257,760
Liberty Media Corp-Liberty SiriusXM, Class A (a)	1,200	61,020
Liberty Media Corp-Liberty SiriusXM, Class C (a)	1,800	91,530
Sirius XM Holdings Inc.	11,200	71,120
WideOpenWest Inc. (a)	2,250	48,420
		4,397,003
Casinos & Gaming - 0.1%
Accel Entertainment Inc. (a)	3,000	39,060
Bally's Corp. (a)	1,600	60,896
Boyd Gaming Corp. (a)	1,000	65,570
Caesars Entertainment Inc. (a)	2,300	215,119
Century Casinos Inc. (a)	1,057	12,874
Churchill Downs Inc.	400	96,360
DraftKings Inc., Class A (a)	3,800	104,386
Esports Technologies Inc. (a)	411	8,450
Everi Holdings Inc. (a)	3,792	80,959
Full House Resorts Inc. (a)	1,217	14,738
Golden Entertainment Inc. (a)	729	36,837
Golden Nugget Online Gaming Inc. (a)	1,700	16,915
International Game Technology PLC	4,542	131,309
Las Vegas Sands Corp. (a)	3,600	135,504
MGM Resorts International	4,600	206,448
Monarch Casino & Resort Inc. (a)	584	43,187
Penn National Gaming Inc. (a)	1,800	93,330
PlayAGS Inc. (a)	900	6,111
Red Rock Resorts Inc., Class A	2,713	149,242
	Number of Shares	Fair Value
Rush Street Interactive Inc. (a)	2,600	$ 42,900
Scientific Games Co.rp, Class A (a)	4,394	293,651
Wynn Resorts Ltd. (a)	1,200	102,048
		1,955,894
Coal & Consumable Fuels - 0.0% *
Arch Resources Inc.	679	62,006
Centrus Energy Corp., Class A (a)	462	23,058
CONSOL Energy Inc. (a)	1,453	32,998
Energy Fuels Inc. (a)	6,700	51,121
Peabody Energy Corp. (a)	3,700	37,259
Ur-Energy Inc. (a)	6,886	8,401
		214,843
Commercial Printing - 0.0% *
Brady Corp., Class A	2,141	115,400
Deluxe Corp.	2,000	64,220
Ennis Inc.	1,022	19,960
RR Donnelley & Sons Co. (a)	3,405	38,340
		237,920
Commodity Chemicals - 0.1%
AdvanSix Inc.	1,193	56,369
Cabot Corp.	2,552	143,422
Dow Inc.	8,500	482,120
Hawkins Inc.	802	31,639
Koppers Holdings Inc. (a)	863	27,012
Kronos Worldwide Inc.	1,068	16,031
LyondellBasell Industries N.V., Class A	3,000	276,690
Olin Corp.	1,590	91,457
PureCycle Technologies Inc. (a)	2,561	24,509
Tredegar Corp.	1,600	18,912
Trinseo PLC	1,761	92,382
Valvoline Inc.	2,100	78,309
Westlake Chemical Corp.	300	29,139
Zymergen Inc. (a)	3,845	25,723
		1,393,714
Communications Equipment - 0.3%
ADTRAN Inc.	2,068	47,212
Arista Networks Inc. (a)	2,780	399,625
Aviat Networks Inc. (a)	600	19,248
CalAmp Corp. (a)	2,000	14,120
Calix Inc. (a)	2,513	200,965
Cambium Networks Corp. (a)	500	12,815

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Casa Systems Inc. (a)	1,900	$ 10,773
Ciena Corp. (a)	1,700	130,849
Cisco Systems Inc.	48,019	3,042,964
Clearfield Inc. (a)	477	40,268
CommScope Holding Company Inc. (a)	2,900	32,016
Comtech Telecommunications Corp.	1,400	33,166
Digi International Inc. (a)	1,737	42,678
DZS Inc. (a)	1,132	18,361
EMCORE Corp. (a)	1,752	12,229
Extreme Networks Inc. (a)	6,189	97,167
F5 Inc. (a)	700	171,297
Harmonic Inc. (a)	3,820	44,923
Infinera Corp. (a)	8,261	79,223
Inseego Corp. (a)	4,200	24,486
Juniper Networks Inc.	3,600	128,556
KVH Industries Inc. (a)	835	7,674
Lumentum Holdings Inc. (a)	900	95,193
Motorola Solutions Inc.	1,900	516,230
NETGEAR Inc. (a)	1,400	40,894
NetScout Systems Inc. (a)	3,182	105,261
Plantronics Inc. (a)	1,837	53,898
Ribbon Communications Inc. (a)	4,000	24,200
Ubiquiti Inc.	100	30,670
ViaSat Inc. (a)	900	40,086
Viavi Solutions Inc. (a)	11,153	196,516
		5,713,563
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc.	2,803	284,785
Conn's Inc. (a)	771	18,134
GameStop Corp., Class A (a)	700	103,873
Rent-A-Center Inc.	3,000	144,120
		550,912
Construction & Engineering - 0.1%
AECOM (a)	1,700	131,495
Ameresco Inc., Class A (a)	1,402	114,179
API Group Corp. (a)	9,211	237,368
Arcosa Inc.	2,198	115,835
Argan Inc.	619	23,949
Comfort Systems USA Inc.	1,623	160,580
Concrete Pumping Holdings Inc. (a)	1,512	12,398
Construction Partners Inc., Class A (a)	1,264	37,174
Dycom Industries Inc. (a)	1,337	125,357
	Number of Shares	Fair Value
EMCOR Group Inc.	2,437	$ 310,449
Fluor Corp. (a)	6,468	160,212
Granite Construction Inc.	2,066	79,954
Great Lakes Dredge & Dock Corp. (a)	3,000	47,160
IES Holdings Inc. (a)	415	21,016
Infrastructure and Energy Alternatives Inc. (a)	1,600	14,720
INNOVATE Corp. (a)	2,489	9,209
MasTec Inc. (a)	700	64,596
Matrix Service Co. (a)	1,600	12,032
MYR Group Inc. (a)	746	82,470
Northwest Pipe Co. (a)	597	18,985
NV5 Global Inc. (a)	596	82,320
Primoris Services Corp.	2,349	56,329
Quanta Services Inc.	1,638	187,813
Sterling Construction Company Inc. (a)	1,172	30,824
Tutor Perini Corp. (a)	2,000	24,740
Valmont Industries Inc.	200	50,100
WillScot Mobile Mini Holdings Corp. (a)	9,680	395,331
		2,606,595
Construction Machinery & Heavy Trucks - 0.2%
Alamo Group Inc.	447	65,790
Allison Transmission Holdings Inc.	1,100	39,985
Astec Industries Inc.	1,021	70,725
Blue Bird Corp. (a)	900	14,076
Caterpillar Inc.	6,159	1,273,312
Commercial Vehicle Group Inc. (a)	1,537	12,388
Cummins Inc.	1,637	357,095
Douglas Dynamics Inc.	1,100	42,966
Federal Signal Corp.	2,735	118,535
Hyliion Holdings Corp. (a)	5,800	35,960
Ideanomics Inc. (a)	20,000	24,000
Meritor Inc. (a)	3,200	79,296
Miller Industries Inc.	532	17,769
Nikola Corp. (a)	11,029	108,856
Oshkosh Corp.	800	90,168
PACCAR Inc.	3,900	344,214
REV Group Inc.	1,600	22,640
Terex Corp.	3,111	136,729
The Greenbrier Companies Inc.	1,434	65,806
The Manitowoc Company Inc. (a)	1,443	26,825
The Shyft Group Inc.	1,563	76,790

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Trinity Industries Inc.	3,706	$ 111,921
Wabash National Corp.	2,123	41,441
Westinghouse Air Brake Technologies Corp.	2,000	184,220
		3,361,507
Construction Materials - 0.1%
Eagle Materials Inc.	400	66,584
Forterra Inc. (a)	1,419	33,744
Martin Marietta Materials Inc.	700	308,364
Summit Materials Inc., Class A (a)	5,419	217,519
U.S. Lime & Minerals Inc.	80	10,321
Vulcan Materials Co.	1,500	311,370
		947,902
Consumer Electronics - 0.0% *
GoPro Inc., Class A (a)	6,307	65,025
Snap One Holdings Corp. (a)	450	9,486
Sonos Inc. (a)	5,477	163,215
Universal Electronics Inc. (a)	609	24,817
VOXX International Corp. (a)	1,143	11,624
Vuzix Corp. (a)	2,900	25,143
		299,310
Consumer Finance - 0.2%
Ally Financial Inc.	3,900	185,679
American Express Co.	7,208	1,179,229
Atlanticus Holdings Corp. (a)	265	18,900
Capital One Financial Corp.	4,816	698,753
Credit Acceptance Corp. (a)	61	41,948
Curo Group Holdings Corp.	1,200	19,212
Discover Financial Services	3,300	381,348
Encore Capital Group Inc. (a)	1,399	86,892
Enova International Inc. (a)	1,700	69,632
Ezcorp Inc., Class A (a)	1,880	13,856
FirstCash Holdings Inc.	1,803	134,882
Green Dot Corp., Class A (a)	2,418	87,628
LendingClub Corp. (a)	4,781	115,605
LendingTree Inc. (a)	513	62,894
Navient Corp.	7,202	152,826
Nelnet Inc., Class A	766	74,823
OneMain Holdings Inc.	1,400	70,056
Oportun Financial Corp. (a)	1,200	24,300
PRA Group Inc. (a)	2,074	104,136
PROG Holdings Inc.	2,164	97,618
Regional Management Corp.	368	21,145
Santander Consumer USA Holdings Inc.	600	25,212
	Number of Shares	Fair Value
SLM Corp.	3,900	$ 76,713
Synchrony Financial	6,300	292,257
Upstart Holdings Inc. (a)	500	75,650
World Acceptance Corp. (a)	200	49,086
		4,160,280
Copper - 0.0% *
Freeport-McMoRan Inc.	16,700	696,891
Data Processing & Outsourced Services - 0.9%
Alliance Data Systems Corp.	700	46,599
Automatic Data Processing Inc.	4,800	1,183,584
Broadridge Financial Solutions Inc.	1,300	237,666
Cantaloupe Inc. (a)	2,900	25,752
Cass Information Systems Inc.	600	23,592
Concentrix Corp.	538	96,098
Conduent Inc. (a)	8,374	44,717
CSG Systems International Inc.	1,472	84,817
Euronet Worldwide Inc. (a)	500	59,585
Evo Payments Inc., Class A (a)	2,362	60,467
ExlService Holdings Inc. (a)	1,498	216,865
Fidelity National Information Services Inc.	6,960	759,684
Fiserv Inc. (a)	6,800	705,772
FleetCor Technologies Inc. (a)	900	201,456
Flywire Corp. (a)	3,021	114,979
Genpact Ltd.	2,300	122,084
Global Payments Inc.	3,300	446,094
GreenBox POS (a)	1,500	6,300
I3 Verticals Inc., Class A (a)	1,100	25,069
International Money Express Inc. (a)	1,700	27,132
Jack Henry & Associates Inc.	845	141,107
Mastercard Inc., Class A	9,958	3,578,109
Maximus Inc.	2,799	222,996
MoneyGram International Inc. (a)	3,700	29,193
Paya Holdings Inc. (a)	4,000	25,360
Paychex Inc.	3,700	505,050
PayPal Holdings Inc. (a)	13,391	2,525,275
Remitly Global Inc. (a)	589	12,145
Repay Holdings Corp. (a)	4,277	78,141
Sabre Corp. (a)	4,800	41,232
Shift4 Payments Inc., Class A (a)	600	34,758
Square Inc., Class A (a)	4,498	726,472

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	17

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
The Western Union Co.	5,000	$ 89,200
TTEC Holdings Inc.	900	81,495
Verra Mobility Corp. (a)	6,903	106,513
Visa Inc., Class A	19,239	4,169,284
WEX Inc. (a)	526	73,845
		16,928,487
Department Stores - 0.0% *
Dillard's Inc., Class A	280	68,606
Kohl's Corp.	1,600	79,024
Macy's Inc.	14,373	376,285
Nordstrom Inc. (a)	1,600	36,192
		560,107
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class B	2,100	153,006
Brown-Forman Corp., Class A	500	33,895
Constellation Brands Inc., Class A	1,800	451,746
MGP Ingredients Inc.	705	59,918
The Duckhorn Portfolio Inc. (a)	1,721	40,168
		738,733
Distributors - 0.0% *
Funko Inc., Class A (a)	1,400	26,320
Genuine Parts Co.	1,600	224,320
LKQ Corp.	3,100	186,093
Pool Corp.	460	260,360
		697,093
Diversified Banks - 0.7%
Bank of America Corp.	82,100	3,652,629
Citigroup Inc.	22,666	1,368,800
JPMorgan Chase & Co.	33,454	5,297,441
U.S. Bancorp	15,300	859,401
Wells Fargo & Co.	45,622	2,188,943
		13,367,214
Diversified Chemicals - 0.0% *
Huntsman Corp.	2,400	83,712
The Chemours Co.	1,800	60,408
		144,120
Diversified Metals & Mining - 0.0% *
Compass Minerals International Inc.	1,527	77,999
Ferroglobe PLC (a)(c)**	1,316	—
Materion Corp.	921	84,677
	Number of Shares	Fair Value
MP Materials Corp. (a)	3,563	$ 161,831
		324,507
Diversified Real Estate Activities - 0.0% *
Tejon Ranch Co. (a)	999	19,061
The RMR Group Inc., Class A	732	25,386
The St Joe Co.	1,503	78,231
		122,678
Diversified REITs - 0.1%
Alexander & Baldwin Inc.	3,500	87,815
American Assets Trust Inc.	2,256	84,668
Armada Hoffler Properties Inc.	2,575	39,191
Broadstone Net Lease Inc.	7,173	178,034
CTO Realty Growth Inc.	280	17,198
DigitalBridge Group Inc. (a)	22,119	184,251
Empire State Realty Trust Inc., Class A	6,273	55,830
Essential Properties Realty Trust Inc.	5,716	164,792
Gladstone Commercial Corp.	1,773	45,690
Global Net Lease Inc.	5,003	76,446
iStar Inc.	3,221	83,198
One Liberty Properties Inc.	650	22,932
PS Business Parks Inc.	915	168,516
STORE Capital Corp.	2,900	99,760
Washington Real Estate Investment Trust	3,837	99,186
WP Carey Inc.	2,100	172,305
		1,579,812
Diversified Support Services - 0.1%
Cintas Corp.	1,000	443,170
Copart Inc. (a)	2,400	363,888
Driven Brands Holdings Inc. (a)	300	10,086
Healthcare Services Group Inc.	3,700	65,823
IAA Inc. (a)	1,600	80,992
KAR Auction Services Inc. (a)	5,841	91,236
Matthews International Corp., Class A	1,500	55,005
UniFirst Corp.	686	144,334
Viad Corp. (a)	900	38,511
VSE Corp.	508	30,958
		1,324,003
Drug Retail - 0.0% *
Rite Aid Corp. (a)	2,600	38,194

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Walgreens Boots Alliance Inc.	8,200	$ 427,712
		465,906
Education Services - 0.1%
2U Inc. (a)	3,177	63,762
Adtalem Global Education Inc. (a)	2,180	64,441
American Public Education Inc. (a)	900	20,025
Bright Horizons Family Solutions Inc. (a)	700	88,116
Chegg Inc. (a)	1,800	55,260
Coursera Inc. (a)	3,503	85,613
Graham Holdings Co., Class B	173	108,961
Grand Canyon Education Inc. (a)	400	34,284
Houghton Mifflin Harcourt Co. (a)	5,753	92,623
Laureate Education Inc., Class A	5,000	61,200
Perdoceo Education Corp. (a)	2,943	34,610
PowerSchool Holdings Inc., Class A (a)	2,200	36,234
Strategic Eduction Inc.	1,200	69,408
Stride Inc. (a)	2,000	66,660
Udemy Inc. (a)	667	13,033
		894,230
Electric Utilities - 0.5%
ALLETE Inc.	2,391	158,643
Alliant Energy Corp.	3,000	184,410
American Electric Power Company Inc.	5,700	507,129
Avangrid Inc.	498	24,840
Duke Energy Corp.	8,786	921,651
Edison International	4,200	286,650
Entergy Corp.	2,200	247,830
Evergy Inc.	2,500	171,525
Eversource Energy	3,841	349,454
Exelon Corp.	11,168	645,064
FirstEnergy Corp.	6,400	266,176
Hawaiian Electric Industries Inc.	1,100	45,650
IDACORP Inc.	600	67,986
MGE Energy Inc.	1,656	136,206
NextEra Energy Inc.	22,286	2,080,621
NRG Energy Inc.	2,700	116,316
OGE Energy Corp.	2,300	88,274
Otter Tail Corp.	1,870	133,555
PG&E Corp. (a)	17,600	213,664
	Number of Shares	Fair Value
Pinnacle West Capital Corp.	1,352	$ 95,438
PNM Resources Inc.	3,903	178,016
Portland General Electric Co.	4,109	217,448
PPL Corp.	8,600	258,516
The Southern Co.	11,964	820,491
Via Renewables Inc.	671	7,670
Xcel Energy Inc.	6,175	418,048
		8,641,271
Electrical Components & Equipment - 0.3%
Acuity Brands Inc.	400	84,688
Advent Technologies Holdings Inc. (a)	725	5,082
Allied Motion Technologies Inc.	600	21,894
American Superconductor Corp. (a)	1,600	17,408
AMETEK Inc.	2,600	382,304
Array Technologies Inc. (a)	5,781	90,704
Atkore Inc. (a)	2,105	234,055
Beam Global (a)	400	7,440
Blink Charging Co. (a)	1,800	47,718
ChargePoint Holdings Inc. (a)	2,400	45,720
Eaton Corporation PLC	4,534	783,566
Emerson Electric Co.	6,800	632,196
Encore Wire Corp.	947	135,516
EnerSys	1,952	154,325
Eos Energy Enterprises Inc. (a)	1,721	12,942
FTC Solar Inc. (a)	574	4,339
FuelCell Energy Inc. (a)	17,734	92,217
Generac Holdings Inc. (a)	738	259,717
GrafTech International Ltd.	9,090	107,535
Hubbell Inc.	600	124,962
Plug Power Inc. (a)	6,000	169,380
Powell Industries Inc.	437	12,887
Preformed Line Products Co.	163	10,546
Regal Rexnord Corp.	758	128,997
Rockwell Automation Inc.	1,344	468,854
Romeo Power Inc. (a)	7,300	26,645
Sensata Technologies Holding plc (a)	1,900	117,211
Shoals Technologies Group Inc., Class A (a)	1,300	31,590
Stem Inc. (a)	5,469	103,747
Sunrun Inc. (a)	2,200	75,460
Thermon Group Holdings Inc. (a)	1,353	22,906
Vertiv Holdings Co.	3,600	89,892

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	19

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Vicor Corp. (a)	958	$ 121,647
		4,624,090
Electronic Components - 0.1%
Akoustis Technologies Inc. (a)	2,200	14,696
Amphenol Corp., Class A	6,700	585,982
Belden Inc.	2,010	132,117
Corning Inc.	8,575	319,247
II-VI Inc. (a)	4,846	331,127
Knowles Corp. (a)	4,300	100,405
Littelfuse Inc.	300	94,404
Rogers Corp. (a)	855	233,415
Vishay Intertechnology Inc.	6,059	132,511
		1,943,904
Electronic Equipment & Instruments - 0.2%
908 Devices Inc. (a)	600	15,522
Advanced Energy Industries Inc.	1,717	156,350
Aeva Technologies Inc. (a)	5,069	38,322
Arlo Technologies Inc. (a)	4,050	42,485
Badger Meter Inc.	1,328	141,512
Cognex Corp.	2,000	155,520
Coherent Inc. (a)	300	79,962
Daktronics Inc. (a)	800	4,040
FARO Technologies Inc. (a)	900	63,018
Identiv Inc. (a)	855	24,060
Iteris Inc. (a)	3,100	12,400
Itron Inc. (a)	2,056	140,877
Keysight Technologies Inc. (a)	2,100	433,671
Luna Innovations Inc. (a)	1,800	15,192
MicroVision Inc. (a)	7,220	36,172
Napco Security Technologies Inc. (a)	603	30,138
National Instruments Corp.	1,400	61,138
nLight Inc. (a)	2,200	52,690
Novanta Inc. (a)	1,613	284,420
OSI Systems Inc. (a)	764	71,205
Ouster Inc. (a)	7,512	39,062
PAR Technology Corp. (a)	1,200	63,324
Teledyne Technologies Inc. (a)	543	237,231
Trimble Inc. (a)	2,800	244,132
Velodyne Lidar Inc. (a)	3,500	16,240
Vishay Precision Group Inc. (a)	491	18,226
Vontier Corp.	1,699	52,210
	Number of Shares	Fair Value
Zebra Technologies Corp., Class A (a)	640	$ 380,928
		2,910,047
Electronic Manufacturing Services - 0.0% *
Benchmark Electronics Inc.	1,700	46,070
CTS Corp.	1,485	54,529
IPG Photonics Corp. (a)	400	68,856
Jabil Inc.	1,600	112,560
Kimball Electronics Inc. (a)	1,155	25,133
Methode Electronics Inc.	1,688	82,999
Plexus Corp. (a)	1,270	121,780
Sanmina Corp. (a)	2,883	119,529
TTM Technologies Inc. (a)	4,704	70,090
		701,546
Environmental & Facilities Services - 0.1%
ABM Industries Inc.	3,061	125,042
Aris Water Solution Inc., Class A (a)	933	12,082
BrightView Holdings Inc. (a)	1,701	23,950
Casella Waste Systems Inc., Class A (a)	2,244	191,683
CECO Environmental Corp. (a)	2,200	13,706
Clean Harbors Inc. (a)	600	59,862
Harsco Corp. (a)	3,930	65,670
Heritage-Crystal Clean Inc. (a)	749	23,983
Montrose Environmental Group Inc. (a)	1,256	88,561
Republic Services Inc.	2,419	337,330
Rollins Inc.	2,778	95,035
SP Plus Corp. (a)	972	27,430
Stericycle Inc. (a)	1,100	65,604
Team Inc. (a)	1,900	2,071
Tetra Tech Inc.	2,469	419,236
US Ecology Inc. (a)	1,500	47,910
Waste Management Inc.	4,800	801,120
		2,400,275
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	1,407	23,061
CF Industries Holdings Inc.	2,500	176,950
Corteva Inc.	8,400	397,152
FMC Corp.	1,364	149,890
Intrepid Potash Inc. (a)	478	20,425
The Mosaic Co.	4,000	157,160
The Scotts Miracle-Gro Co.	477	76,797
		1,001,435

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Financial Exchanges & Data - 0.3%
Cboe Global Markets Inc.	1,200	$ 156,480
CME Group Inc.	4,100	936,686
Donnelley Financial Solutions Inc. (a)	1,290	60,810
FactSet Research Systems Inc.	400	194,404
Intercontinental Exchange Inc.	6,357	869,447
MarketAxess Holdings Inc.	400	164,508
Moody's Corp.	1,900	742,102
Morningstar Inc.	200	68,398
MSCI Inc.	871	533,653
Nasdaq Inc.	1,315	276,163
Open Lending Corp., Class A (a)	4,729	106,308
S&P Global Inc.	2,760	1,302,527
Tradeweb Markets Inc., Class A	1,200	120,168
		5,531,654
Food Distributors - 0.1%
HF Foods Group Inc. (a)	1,737	14,695
Performance Food Group Co. (a)	6,931	318,064
SpartanNash Co.	1,521	39,181
Sysco Corp.	5,900	463,445
The Andersons Inc.	1,364	52,800
The Chefs' Warehouse Inc. (a)	1,568	52,214
U.S. Foods Holding Corp. (a)	2,700	94,041
United Natural Foods Inc. (a)	2,536	124,467
		1,158,907
Food Retail - 0.1%
Albertsons Companies Inc., Class A	1,700	51,323
Casey's General Stores Inc.	378	74,598
Grocery Outlet Holding Corp. (a)	1,100	31,108
Ingles Markets Inc., Class A	605	52,236
Natural Grocers by Vitamin Cottage Inc.	425	6,056
Sprouts Farmers Market Inc. (a)	5,135	152,407
The Kroger Co.	8,523	385,751
Village Super Market Inc., Class A	536	12,537
Weis Markets Inc.	818	53,890
		819,906
	Number of Shares	Fair Value
Footwear - 0.2%
Crocs Inc. (a)	2,666	$ 341,835
Deckers Outdoor Corp. (a)	300	109,893
NIKE Inc., Class B	14,097	2,349,547
Rocky Brands Inc.	400	15,920
Skechers U.S.A. Inc., Class A (a)	1,500	65,100
Steven Madden Ltd.	3,675	170,777
Wolverine World Wide Inc.	3,900	112,359
		3,165,431
Forest Products - 0.0% *
Louisiana-Pacific Corp.	1,000	78,350
Gas Utilities - 0.1%
Atmos Energy Corp.	1,500	157,155
Chesapeake Utilities Corp.	782	114,023
National Fuel Gas Co.	1,000	63,940
New Jersey Resources Corp.	4,405	180,869
Northwest Natural Holding Co.	1,400	68,292
ONE Gas Inc.	2,405	186,604
South Jersey Industries Inc.	4,680	122,242
Southwest Gas Holdings Inc.	2,757	193,128
Spire Inc.	2,308	150,528
UGI Corp.	2,200	101,002
		1,337,783
General Merchandise Stores - 0.1%
Big Lots Inc.	1,511	68,071
Dollar General Corp.	2,615	616,695
Dollar Tree Inc. (a)	2,500	351,300
Franchise Group Inc.	1,300	67,808
Ollie's Bargain Outlet Holdings Inc. (a)	800	40,952
Target Corp.	5,532	1,280,326
		2,425,152
Gold - 0.0% *
Coeur Mining Inc. (a)	12,600	63,504
Newmont Corp.	9,097	564,196
Perpetua Resources Corp. (a)	1,489	7,073
Royal Gold Inc.	800	84,168
		718,941
Health Care REITs - 0.1%
CareTrust REIT Inc.	4,372	99,813
Community Healthcare Trust Inc.	1,179	55,731
Diversified Healthcare Trust	11,758	36,332

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	21

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Global Medical REIT Inc.	2,600	$ 46,150
Healthcare Realty Trust Inc.	6,734	213,064
Healthcare Trust of America Inc., Class A	2,600	86,814
Healthpeak Properties Inc.	5,900	212,931
LTC Properties Inc.	1,795	61,281
Medical Properties Trust Inc.	6,900	163,047
National Health Investors Inc.	1,986	114,135
Omega Healthcare Investors Inc.	2,600	76,934
Physicians Realty Trust	10,053	189,298
Sabra Health Care REIT Inc.	10,779	145,948
Universal Health Realty Income Trust REIT	600	35,682
Ventas Inc.	4,600	235,152
Welltower Inc.	4,900	420,273
		2,192,585
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	3,170	77,538
AmerisourceBergen Corp.	1,708	226,976
Cardinal Health Inc.	3,200	164,768
Covetrus Inc. (a)	4,679	93,440
Henry Schein Inc. (a)	1,600	124,048
McKesson Corp.	1,716	426,546
Owens & Minor Inc.	3,300	143,550
Patterson Companies Inc.	3,888	114,113
PetIQ Inc. (a)	1,400	31,794
		1,402,773
Healthcare Equipment - 0.8%
Abbott Laboratories	19,800	2,786,652
ABIOMED Inc. (a)	500	179,585
Accelerate Diagnostics Inc. (a)	2,200	11,484
Accuray Inc. (a)	4,322	20,616
Acutus Medical Inc. (a)	508	1,732
Alphatec Holdings Inc. (a)	3,700	42,291
AngioDynamics Inc. (a)	1,600	44,128
Apyx Medical Corp. (a)	1,234	15,820
Asensus Surgical Inc. (a)	11,500	12,765
Aspira Women's Health Inc. (a)	5,100	9,027
AtriCure Inc. (a)	2,037	141,633
AxoGen Inc. (a)	2,200	20,614
Axonics Inc. (a)	2,078	116,368
Baxter International Inc.	5,800	497,872
Becton Dickinson & Co.	3,300	829,884
Boston Scientific Corp. (a)	16,300	692,424
Butterfly Network Inc. (a)	5,989	40,066
	Number of Shares	Fair Value
Cardiovascular Systems Inc. (a)	1,800	$ 33,804
ClearPoint Neuro Inc. (a)	1,000	11,220
CONMED Corp.	1,324	187,690
CryoLife Inc. (a)	1,610	32,764
CryoPort Inc. (a)	1,839	108,814
Cue Health Inc. (a)	699	9,374
Cutera Inc. (a)	741	30,618
CytoSorbents Corp. (a)	2,500	10,475
DarioHealth Corp. (a)	800	10,376
Dexcom Inc. (a)	1,100	590,645
Eargo Inc. (a)	1,100	5,610
Edwards Lifesciences Corp. (a)	7,100	919,805
Envista Holdings Corp. (a)	1,800	81,108
Glaukos Corp. (a)	2,200	97,768
Globus Medical Inc., Class A (a)	800	57,760
Heska Corp. (a)	433	79,018
Hologic Inc. (a)	2,900	222,024
IDEXX Laboratories Inc. (a)	930	612,368
Inari Medical Inc. (a)	1,565	142,838
Inogen Inc. (a)	1,061	36,074
Insulet Corp. (a)	700	186,249
Integer Holdings Corp. (a)	1,493	127,786
Integra LifeSciences Holdings Corp. (a)	800	53,592
Intersect ENT Inc. (a)	1,417	38,698
Intuitive Surgical Inc. (a)	4,000	1,437,200
Invacare Corp. (a)	2,052	5,581
iRadimed Corp. (a)	214	9,889
iRhythm Technologies Inc. (a)	1,343	158,058
LeMaitre Vascular Inc.	812	40,787
Masimo Corp. (a)	576	168,641
Mesa Laboratories Inc.	224	73,492
Natus Medical Inc. (a)	1,400	33,222
Neuronetics Inc. (a)	1,100	4,906
Nevro Corp. (a)	1,573	127,523
NuVasive Inc. (a)	2,351	123,380
Ortho Clinical Diagnostics Holdings PLC (a)	5,432	116,190
Orthofix Medical Inc. (a)	783	24,343
Outset Medical Inc. (a)	2,244	103,426
PAVmed Inc. (a)	4,300	10,578
Penumbra Inc. (a)	400	114,928
PROCEPT BioRobotics Corp. (a)	347	8,678
Pulse Biosciences Inc. (a)	900	13,329
ResMed Inc.	1,600	416,768
SeaSpine Holdings Corp. (a)	1,600	21,792

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Senseonics Holdings Inc. (a)	21,300	$ 56,871
Shockwave Medical Inc. (a)	1,542	274,985
SI-BONE Inc. (a)	1,700	37,757
Sight Sciences Inc. (a)	389	6,835
Stereotaxis Inc. (a)	2,800	17,360
STERIS PLC	936	227,832
Stryker Corp.	4,000	1,069,680
Surmodics Inc. (a)	569	27,397
Tactile Systems Technology Inc. (a)	900	17,127
Talis Biomedical Corp. (a)	300	1,203
Tandem Diabetes Care Inc. (a)	700	105,364
Teleflex Inc.	500	164,240
TransMedics Group Inc. (a)	1,096	20,999
Treace Medical Concepts Inc. (a)	1,443	26,898
Vapotherm Inc. (a)	1,200	24,852
Varex Imaging Corp. (a)	1,911	60,292
ViewRay Inc. (a)	7,200	39,672
Zimmer Biomet Holdings Inc.	2,400	304,896
Zynex Inc. (a)	1,107	11,037
		14,657,447
Healthcare Facilities - 0.1%
Acadia Healthcare Company Inc. (a)	1,000	60,700
Brookdale Senior Living Inc. (a)	9,285	47,911
Community Health Systems Inc. (a)	5,942	79,088
Encompass Health Corp.	1,200	78,312
Hanger Inc. (a)	1,600	29,008
HCA Healthcare Inc.	2,800	719,376
National HealthCare Corp.	557	37,842
Select Medical Holdings Corp.	5,027	147,794
Surgery Partners Inc. (a)	1,565	83,587
Tenet Healthcare Corp. (a)	4,860	397,013
The Ensign Group Inc.	2,396	201,168
The Joint Corp. (a)	603	39,611
The Pennat Group Inc. (a)	1,200	27,696
U.S. Physical Therapy Inc.	600	57,330
Universal Health Services Inc., Class B	800	103,728
		2,110,164
Healthcare Services - 0.3%
1Life Healthcare Inc. (a)	5,274	92,664
Accolade Inc. (a)	2,233	58,862
Addus HomeCare Corp. (a)	762	71,255
	Number of Shares	Fair Value
Agiliti Inc. (a)	1,100	$ 25,476
agilon health Inc. (a)	1,600	43,200
Amedisys Inc. (a)	400	64,752
AMN Healthcare Services Inc. (a)	2,154	263,499
Apollo Medical Holdings Inc. (a)	1,711	125,724
Apria Inc. (a)	900	29,340
Aveanna Healthcare Holdings Inc. (a)	2,000	14,800
Castle Biosciences Inc. (a)	1,000	42,870
Chemed Corp.	169	89,408
Cigna Corp.	3,700	849,631
CorVel Corp. (a)	398	82,784
Cross Country Healthcare Inc. (a)	1,528	42,417
CVS Health Corp.	15,000	1,547,400
DaVita Inc. (a)	828	94,193
Fulgent Genetics Inc. (a)	946	95,158
Guardant Health Inc. (a)	1,000	100,020
InfuSystem Holdings Inc. (a)	916	15,599
Innovage Holding Corp. (a)	1,000	5,000
Laboratory Corporation of America Holdings (a)	1,100	345,631
LHC Group Inc. (a)	1,392	191,024
LifeStance Health Group Inc. (a)	2,400	22,848
MEDNAX Inc. (a)	3,446	93,766
ModivCare Inc. (a)	561	83,191
National Research Corp.	671	27,860
Oak Street Health Inc. (a)	900	29,826
Ontrak Inc. (a)	600	3,774
Option Care Health Inc. (a)	7,250	206,190
Premier Inc., Class A	1,300	53,521
Privia Health Group Inc. (a)	774	20,023
Quest Diagnostics Inc.	1,400	242,214
R1 RCM Inc. (a)	5,401	137,672
RadNet Inc. (a)	1,994	60,039
Sharps Compliance Corp. (a)	956	6,816
Signify Health Inc., Class A (a)	1,100	15,642
SOC Telemed Inc. (a)	4,600	5,888
Tivity Health Inc. (a)	2,197	58,089
Viemed Healthcare Inc. (a)	2,160	11,275
		5,369,341
Healthcare Supplies - 0.1%
Align Technology Inc. (a)	860	565,175
Atrion Corp.	60	42,294
Avanos Medical Inc. (a)	2,170	75,234
BioLife Solutions Inc. (a)	498	18,560

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	23

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Bioventus Inc., Class A (a)	1,333	$ 19,315
Cerus Corp. (a)	8,382	57,081
DENTSPLY SIRONA Inc.	2,600	145,054
Figs Inc., Class A (a)	1,200	33,072
Haemonetics Corp. (a)	2,291	121,515
ICU Medical Inc. (a)	200	47,468
Lantheus Holdings Inc. (a)	3,046	87,999
Meridian Bioscience Inc. (a)	1,795	36,618
Merit Medical Systems Inc. (a)	2,335	145,471
Neogen Corp. (a)	4,914	223,145
OraSure Technologies Inc. (a)	2,984	25,931
OrthoPediatrics Corp. (a)	592	35,437
Pulmonx Corp. (a)	1,300	41,691
Quidel Corp. (a)	400	53,996
Retractable Technologies Inc. (a)	771	5,343
Sientra Inc. (a)	3,100	11,377
Silk Road Medical Inc. (a)	1,504	64,085
STAAR Surgical Co. (a)	2,168	197,938
The Cooper Companies Inc.	600	251,364
Utah Medical Products Inc.	164	16,400
		2,321,563
Healthcare Technology - 0.1%
Allscripts Healthcare Solutions Inc. (a)	5,511	101,678
American Well Corp., Class A (a)	9,100	54,964
Castlight Health Inc., Class B (a)	7,800	12,012
Cerner Corp.	3,300	306,471
Certara Inc. (a)	1,400	39,788
Change Healthcare Inc. (a)	2,700	57,726
Computer Programs & Systems Inc. (a)	769	22,532
Evolent Health Inc., Class A (a)	3,760	104,039
Forian Inc. (a)	1,400	12,628
Health Catalyst Inc. (a)	2,469	97,822
HealthStream Inc. (a)	1,051	27,704
iCAD Inc. (a)	1,200	8,640
Inspire Medical Systems Inc. (a)	1,229	282,744
Multiplan Corp. (a)	18,265	80,914
NantHealth Inc. (a)	1,700	1,793
NextGen Healthcare Inc. (a)	2,400	42,696
Omnicell Inc. (a)	2,003	361,421
OptimizeRx Corp. (a)	756	46,955
Phreesia Inc. (a)	2,392	99,651
Schrodinger Inc. (a)	2,024	70,496
	Number of Shares	Fair Value
Simulations Plus Inc.	647	$ 30,603
Tabula Rasa HealthCare Inc. (a)	1,078	16,170
Teladoc Health Inc. (a)	1,700	156,094
Veeva Systems Inc., Class A (a)	1,600	408,768
Vocera Communications Inc. (a)	1,563	101,345
		2,545,654
Heavy Electrical Equipment - 0.0% *
AZZ Inc.	1,200	66,348
Babcock & Wilcox Enterprises Inc. (a)	2,400	21,648
Bloom Energy Corp., Class A (a)	6,796	149,036
TPI Composites Inc. (a)	1,566	23,428
		260,460
Home Building - 0.2%
Beazer Homes USA Inc. (a)	1,405	32,624
Cavco Industries Inc. (a)	420	133,413
Century Communities Inc.	1,361	111,316
D.R. Horton Inc.	3,776	409,507
Green Brick Partners Inc. (a)	1,292	39,187
Hovnanian Enterprises Inc., Class A (a)	249	31,695
Installed Building Products Inc.	1,080	150,898
KB Home	3,618	161,833
Legacy Housing Corp. (a)	426	11,276
Lennar Corp., Class A	3,223	374,384
LGI Homes Inc. (a)	983	151,854
M/I Homes Inc. (a)	1,289	80,150
MDC Holdings Inc.	2,600	145,158
Meritage Homes Corp. (a)	1,685	205,671
NVR Inc. (a)	36	212,719
PulteGroup Inc.	2,900	165,764
Skyline Champion Corp. (a)	2,394	189,078
Taylor Morrison Home Corp. (a)	5,454	190,672
Toll Brothers Inc.	1,315	95,193
TopBuild Corp. (a)	400	110,364
Tri Pointe Homes Inc. (a)	5,074	141,514
		3,144,270
Home Furnishing Retail - 0.0% *
Bed Bath & Beyond Inc. (a)	4,582	66,806
Haverty Furniture Companies Inc.	793	24,242

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Kirkland's Inc. (a)	528	$ 7,883
RH (a)	170	91,110
Sleep Number Corp. (a)	1,062	81,349
The Aaron's Company Inc.	1,579	38,922
Williams-Sonoma Inc.	863	145,959
		456,271
Home Furnishings - 0.0% *
Bassett Furniture Industries Inc.	258	4,327
Casper Sleep Inc. (a)	1,338	8,938
Ethan Allen Interiors Inc.	1,081	28,419
Flexsteel Industries Inc.	203	5,453
Hooker Furniture Corp.	700	16,296
La-Z-Boy Inc.	2,000	72,620
Leggett & Platt Inc.	1,500	61,740
Mohawk Industries Inc. (a)	600	109,308
Purple Innovation Inc. (a)	3,000	39,810
Tempur Sealy International Inc.	1,900	89,357
The Lovesac Co. (a)	600	39,756
		476,024
Home Improvement Retail - 0.4%
Floor & Decor Holdings Inc., Class A (a)	1,200	156,012
GrowGeneration Corp. (a)	2,364	30,850
Lowe's Companies Inc.	7,900	2,041,992
Lumber Liquidators Holdings Inc. (a)	1,374	23,454
The Home Depot Inc.	12,160	5,046,522
		7,298,830
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc.	9,760	157,624
Ashford Hospitality Trust Inc. (a)	540	5,184
Braemar Hotels & Resorts Inc. (a)	1,878	9,578
Chatham Lodging Trust (a)	1,973	27,069
CorePoint Lodging Inc. (a)	1,887	29,626
DiamondRock Hospitality Co. (a)	9,900	95,139
Hersha Hospitality Trust (a)	2,000	18,340
Host Hotels & Resorts Inc. (a)	8,000	139,120
Park Hotels & Resorts Inc. (a)	2,400	45,312
Pebblebrook Hotel Trust	5,905	132,095
RLJ Lodging Trust	7,493	104,377
Ryman Hospitality Properties Inc. (a)	2,454	225,670
	Number of Shares	Fair Value
Service Properties Trust	7,271	$ 63,912
Summit Hotel Properties Inc. (a)	4,976	48,566
Sunstone Hotel Investors Inc. (a)	9,879	115,881
Xenia Hotels & Resorts Inc. (a)	5,155	93,357
		1,310,850
Hotels, Resorts & Cruise Lines - 0.2%
Bluegreen Vacations Holding Corp. (a)	596	20,920
Booking Holdings Inc. (a)	466	1,118,041
Carnival Corp. (a)	10,100	203,212
Choice Hotels International Inc.	400	62,396
Expedia Group Inc. (a)	1,700	307,224
Hilton Grand Vacations Inc. (a)	3,901	203,281
Hilton Worldwide Holdings Inc. (a)	3,100	483,569
Hyatt Hotels Corp., Class A (a)	500	47,950
Lindblad Expeditions Holdings Inc. (a)	1,500	23,400
Marriott International Inc., Class A (a)	3,100	512,244
Marriott Vacations Worldwide Corp.	500	84,490
Norwegian Cruise Line Holdings Ltd. (a)	4,600	95,404
Royal Caribbean Cruises Ltd. (a)	2,600	199,940
Travel + Leisure Co.	900	49,743
Wyndham Hotels & Resorts Inc.	1,100	98,615
		3,510,429
Household Appliances - 0.0% *
Aterian Inc. (a)	1,200	4,932
Hamilton Beach Brands Holding Co., Class A	342	4,911
Helen of Troy Ltd. (a)	1,102	269,406
iRobot Corp. (a)	1,287	84,788
Traeger Inc. (a)	1,100	13,376
Weber Inc., Class A	784	10,137
Whirlpool Corp.	644	151,121
		538,671
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	1,957	93,642

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	25

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Central Garden & Pet Co. (a)	399	$ 20,999
Church & Dwight Company Inc.	2,900	297,250
Colgate-Palmolive Co.	9,531	813,376
Energizer Holdings Inc.	3,092	123,989
Kimberly-Clark Corp.	3,900	557,388
Oil-Dri Corporation of America	281	9,197
Reynolds Consumer Products Inc.	400	12,560
Spectrum Brands Holdings Inc.	400	40,688
The Clorox Co.	1,447	252,299
The Procter & Gamble Co.	27,403	4,482,583
WD-40 Co.	622	152,166
		6,856,137
Housewares & Specialties - 0.0% *
Lifetime Brands Inc.	772	12,329
Newell Brands Inc.	4,700	102,648
Tupperware Brands Corp. (a)	2,300	35,167
		150,144
Human Resource & Employment Services - 0.1%
ASGN Inc. (a)	2,326	287,028
Barrett Business Services Inc.	300	20,718
First Advantage Corp. (a)	2,640	50,266
Heidrick & Struggles International Inc.	887	38,789
HireQuest Inc.	294	5,927
HireRight Holdings Corp. (a)	1,076	17,216
Insperity Inc.	1,657	195,708
Kelly Services Inc., Class A	1,471	24,669
Kforce Inc.	913	68,676
Korn Ferry	2,456	185,993
ManpowerGroup Inc.	679	66,087
Robert Half International Inc.	1,200	133,824
Sterling Check Corp. (a)	795	16,305
TriNet Group Inc. (a)	1,847	175,945
TrueBlue Inc. (a)	1,600	44,272
Upwork Inc. (a)	5,379	183,747
		1,515,170
Hypermarkets & Super Centers - 0.3%
BJ's Wholesale Club Holdings Inc. (a)	6,275	420,237
Costco Wholesale Corp.	5,060	2,872,562
PriceSmart Inc.	1,100	80,487
Walmart Inc.	16,296	2,357,868
		5,731,154
	Number of Shares	Fair Value
Independent Power Producers & Energy Traders - 0.0% *
Clearway Energy Inc., Class A	1,672	$ 55,978
Clearway Energy Inc., Class C	3,730	134,392
The AES Corp.	7,800	189,540
Vistra Corp.	5,200	118,404
		498,314
Industrial Conglomerates - 0.3%
3M Co.	6,600	1,172,358
General Electric Co.	12,517	1,182,481
Honeywell International Inc.	7,900	1,647,229
Roper Technologies Inc.	1,170	575,476
		4,577,544
Industrial Gases - 0.0% *
Air Products & Chemicals Inc.	2,500	760,650
Industrial Machinery - 0.5%
Albany International Corp., Class A	1,398	123,653
Altra Industrial Motion Corp.	2,948	152,028
Barnes Group Inc.	2,144	99,889
Chart Industries Inc. (a)	1,669	266,189
CIRCOR International Inc. (a)	760	20,657
Colfax Corp. (a)	1,300	59,761
Columbus McKinnon Corp.	1,398	64,671
Crane Co.	500	50,865
Desktop Metal Inc., Class A (a)	8,517	42,159
Donaldson Company Inc.	1,500	88,890
Dover Corp.	1,600	290,560
Energy Recovery Inc. (a)	1,801	38,703
Enerpac Tool Group Corp.	3,000	60,840
EnPro Industries Inc.	935	102,915
ESCO Technologies Inc.	1,160	104,388
Evoqua Water Technologies Corp. (a)	5,285	247,074
Flowserve Corp.	1,300	39,780
Fortive Corp.	3,700	282,273
Franklin Electric Company Inc.	2,115	199,994
Gates Industrial Corp. plc (a)	400	6,364
Graco Inc.	1,933	155,838
Helios Technologies Inc.	1,471	154,705
Hillenbrand Inc.	3,324	172,815
Hyster-Yale Materials Handling Inc.	560	23,016
IDEX Corp.	900	212,688
Illinois Tool Works Inc.	3,600	888,480
Ingersoll Rand Inc.	4,700	290,789

See Notes to Schedule of Investments and Notes to Financial Statements.
26	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
ITT Inc.	900	$ 91,971
John Bean Technologies Corp.	1,432	219,898
Kadant Inc.	523	120,541
Kennametal Inc.	3,801	136,494
Lincoln Electric Holdings Inc.	700	97,629
Mayville Engineering Company Inc. (a)	504	7,515
Mueller Industries Inc.	2,557	151,784
Mueller Water Products Inc., Class A	7,136	102,758
NN Inc. (a)	2,700	11,070
Nordson Corp.	700	178,689
Omega Flex Inc.	126	15,996
Otis Worldwide Corp.	4,900	426,643
Parker-Hannifin Corp.	1,400	445,368
Park-Ohio Holdings Corp.	600	12,702
Proto Labs Inc. (a)	1,250	64,188
RBC Bearings Inc. (a)	1,277	257,916
Snap-on Inc.	625	134,613
SPX Corp. (a)	1,990	118,763
SPX FLOW Inc.	1,894	163,793
Standex International Corp.	529	58,539
Stanley Black & Decker Inc.	1,800	339,516
Tennant Co.	900	72,936
The Gorman-Rupp Co.	1,058	47,134
The Middleby Corp. (a)	600	118,056
The Timken Co.	600	41,574
Watts Water Technologies Inc., Class A	1,256	243,878
Welbilt Inc. (a)	5,949	141,408
Woodward Inc.	600	65,676
Xylem Inc.	2,100	251,832
		8,378,864
Industrial REITs - 0.2%
Americold Realty Trust	2,900	95,091
Duke Realty Corp.	4,376	287,241
EastGroup Properties Inc.	1,850	421,522
First Industrial Realty Trust Inc.	1,400	92,680
Indus Realty Trust Inc.	227	18,401
Industrial Logistics Properties Trust	2,864	71,743
Innovative Industrial Properties Inc.	1,083	284,731
Lexington Realty Trust	12,750	199,155
Monmouth Real Estate Investment Corp.	4,313	90,616
Plymouth Industrial REIT Inc.	1,500	48,000
	Number of Shares	Fair Value
Prologis Inc.	8,475	$ 1,426,851
Rexford Industrial Realty Inc.	1,700	137,887
STAG Industrial Inc.	8,072	387,133
Terreno Realty Corp.	3,371	287,513
		3,848,564
Insurance Brokers - 0.2%
Aon PLC, Class A	2,500	751,400
Arthur J Gallagher & Co.	2,300	390,241
Brown & Brown Inc.	2,800	196,784
BRP Group Inc., Class A (a)	2,073	74,856
Crawford & Co., Class A	200	1,498
eHealth Inc. (a)	1,300	33,150
Goosehead Insurance Inc., Class A	867	112,779
Marsh & McLennan Companies Inc.	5,731	996,162
Selectquote Inc. (a)	6,761	61,255
		2,618,125
Integrated Oil & Gas - 0.3%
Chevron Corp.	22,087	2,591,909
Exxon Mobil Corp.	48,350	2,958,537
Occidental Petroleum Corp.	9,500	275,405
		5,825,851
Integrated Telecommunication Services - 0.3%
AT&T Inc.	81,298	1,999,931
ATN International Inc.	442	17,658
Consolidated Communications Holdings Inc. (a)	2,995	22,403
IDT Corp., Class B (a)	868	38,331
Ooma Inc. (a)	1,056	21,585
Radius Global Infrastructure Inc., Class A (a)	2,533	40,781
Verizon Communications Inc.	47,137	2,449,238
		4,589,927
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc.	8,800	585,464
Electronic Arts Inc.	3,200	422,080
Skillz Inc. (a)	4,100	30,504
Take-Two Interactive Software Inc. (a)	1,300	231,036
Zynga Inc., Class A (a)	10,600	67,840
		1,336,924

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	27

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Interactive Media & Services - 1.7%
Alphabet Inc., Class C (a)	3,206	$ 9,276,849
Alphabet Inc., Class A (a)	3,419	9,904,980
Cargurus Inc. (a)	4,342	146,065
Cars.com Inc. (a)	3,388	54,513
Eventbrite Inc., Class A (a)	3,308	57,691
EverQuote Inc., Class A (a)	800	12,528
fuboTV Inc. (a)	6,437	99,902
IAC/InterActiveCorp (a)	900	117,639
Liberty TripAdvisor Holdings Inc., Class A (a)	4,300	9,331
Match Group Inc. (a)	3,200	423,200
MediaAlpha Inc., Class A (a)	1,000	15,440
Meta Platforms Inc., Class A (a)	26,933	9,058,915
Outbrain Inc. (a)	372	5,208
Pinterest Inc., Class A (a)	6,597	239,801
QuinStreet Inc. (a)	2,089	37,999
TripAdvisor Inc. (a)	1,500	40,890
TrueCar Inc. (a)	4,572	15,545
Twitter Inc. (a)	8,900	384,658
Vimeo Inc. (a)	1,785	32,059
Yelp Inc. (a)	3,249	117,744
Ziff Davis Inc. (a)	1,984	219,946
		30,270,903
Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com Inc., Class A (a)	1,136	26,548
Amazon.com Inc. (a)	4,945	16,488,311
CarParts.com Inc. (a)	2,047	22,926
DoorDash Inc., Class A (a)	1,700	253,130
Duluth Holdings Inc., Class B (a)	650	9,867
eBay Inc.	7,100	472,150
Etsy Inc. (a)	1,400	306,516
Groupon Inc. (a)	1,100	25,476
Lands' End Inc. (a)	800	15,704
Liquidity Services Inc. (a)	1,272	28,086
Overstock.com Inc. (a)	1,953	115,247
PetMed Express Inc.	885	22,355
Porch Group Inc. (a)	3,406	53,100
Quotient Technology Inc. (a)	4,200	31,164
Qurate Retail Inc., Series A	3,434	26,098
Rent the Runway Inc., Class A (a)	823	6,707
Revolve Group Inc. (a)	1,625	91,065
Shutterstock Inc.	1,062	117,755
Stitch Fix Inc., Class A (a)	3,906	73,902
The RealReal Inc. (a)	3,389	39,346
	Number of Shares	Fair Value
Wayfair Inc., Class A (a)	900	$ 170,973
Xometry Inc., Class A (a)	400	20,500
		18,416,926
Internet Services & Infrastructure - 0.2%
Akamai Technologies Inc. (a)	1,900	222,376
BigCommerce Holdings Inc. (a)	2,168	76,682
Brightcove Inc. (a)	1,700	17,374
Cloudflare Inc., Class A (a)	3,000	394,500
DigitalOcean Holdings Inc. (a)	2,313	185,803
Fastly Inc., Class A (a)	1,095	38,818
GoDaddy Inc., Class A (a)	2,000	169,720
Limelight Networks Inc. (a)	5,380	18,454
MongoDB Inc. (a)	700	370,545
Okta Inc. (a)	1,400	313,838
Rackspace Technology Inc. (a)	2,300	30,981
Snowflake Inc., Class A (a)	2,300	779,125
SolarWinds Corp.	600	8,514
Switch Inc., Class A	1,000	28,640
Twilio Inc., Class A (a)	1,900	500,346
VeriSign Inc. (a)	1,100	279,202
		3,434,918
Investment Banking & Brokerage - 0.3%
B. Riley Financial Inc.	999	88,771
BGC Partners Inc., Class A	15,172	70,550
Cowen Inc., Class A	1,265	45,667
Evercore Inc., Class A	466	63,306
Greenhill & Company Inc.	667	11,959
Houlihan Lokey Inc.	2,333	241,512
Interactive Brokers Group Inc., Class A	800	63,536
Jefferies Financial Group Inc.	2,309	89,589
Lazard Ltd., Class A	1,000	43,630
LPL Financial Holdings Inc.	900	144,081
Moelis & Co., Class A	2,788	174,278
Morgan Stanley	15,300	1,501,848
Oppenheimer Holdings Inc., Class A	524	24,298
Piper Sandler Cos.	796	142,094
PJT Partners Inc., Class A	1,067	79,054
Raymond James Financial Inc.	2,150	215,860
Stifel Financial Corp.	1,100	77,462
Stonex Group Inc. (a)	804	49,245
The Charles Schwab Corp.	17,200	1,446,520
The Goldman Sachs Group Inc.	3,760	1,438,388

See Notes to Schedule of Investments and Notes to Financial Statements.
28	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Virtu Financial Inc., Class A	1,000	$ 28,830
		6,040,478
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	1,447	108,293
Cognizant Technology Solutions Corp., Class A	5,989	531,344
DXC Technology Co. (a)	3,100	99,789
EPAM Systems Inc. (a)	653	436,498
Gartner Inc. (a)	900	300,888
Grid Dynamics Holdings Inc. (a)	2,076	78,826
International Business Machines Corp.	10,196	1,362,797
Kyndryl Holdings Inc. (a)	2,359	42,698
LiveRamp Holdings Inc. (a)	3,006	144,138
Perficient Inc. (a)	1,484	191,866
The Hackett Group Inc.	990	20,325
Thoughtworks Holding Inc. (a)	500	13,405
Unisys Corp. (a)	3,200	65,824
		3,396,691
Leisure Facilities - 0.0% *
Drive Shack Inc. (a)	2,649	3,788
F45 Training Holdings Inc. (a)	758	8,255
Hall of Fame Resort & Entertainment Co. (a)	4,600	6,992
Life Time Group Holdings Inc. (a)	1,866	32,114
Planet Fitness Inc., Class A (a)	1,000	90,580
RCI Hospitality Holdings Inc.	457	35,591
SeaWorld Entertainment Inc. (a)	2,344	152,032
Six Flags Entertainment Corp. (a)	1,100	46,838
Vail Resorts Inc.	400	131,160
Xponential Fitness Inc., Class A (a)	489	9,995
		517,345
Leisure Products - 0.1%
Acushnet Holdings Corp.	1,548	82,168
American Outdoor Brands Inc. (a)	800	15,944
AMMO Inc. (a)	3,200	17,440
Brunswick Corp.	800	80,584
Callaway Golf Co. (a)	5,262	144,389
Clarus Corp.	1,009	27,969
Escalade Inc.	595	9,395
	Number of Shares	Fair Value
Genius Brands International Inc. (a)	13,900	$ 14,595
Hasbro Inc.	1,500	152,670
Johnson Outdoors Inc., Class A	240	22,486
Latham Group Inc. (a)	1,531	38,321
Malibu Boats Inc., Class A (a)	910	62,544
MasterCraft Boat Holdings Inc. (a)	902	25,554
Mattel Inc. (a)	4,100	88,396
Nautilus Inc. (a)	1,815	11,126
Peloton Interactive Inc., Class A (a)	3,072	109,855
Polaris Inc.	700	76,937
Smith & Wesson Brands Inc.	2,060	36,668
Solo Brands Inc., Class A (a)	562	8,784
Sturm Ruger & Company Inc.	761	51,763
Vista Outdoor Inc. (a)	2,608	120,151
YETI Holdings Inc. (a)	1,000	82,830
		1,280,569
Life & Health Insurance - 0.2%
Aflac Inc.	7,500	437,925
American Equity Investment Life Holding Co.	3,763	146,456
Bright Health Group Inc. (a)	2,800	9,632
Brighthouse Financial Inc. (a)	970	50,246
Citizens Inc. (a)	3,100	16,461
CNO Financial Group Inc.	5,595	133,385
Genworth Financial Inc., Class A (a)	22,947	92,935
Globe Life Inc.	1,100	103,092
Independence Holding Co.	248	14,057
Lincoln National Corp.	2,100	143,346
MetLife Inc.	8,100	506,169
National Western Life Group Inc., Class A	105	22,516
Primerica Inc.	500	76,635
Principal Financial Group Inc.	3,000	216,990
Prudential Financial Inc.	4,290	464,350
Trupanion Inc. (a)	1,743	230,128
Unum Group	1,600	39,312
		2,703,635
Life Sciences Tools & Services - 0.6%
10X Genomics Inc., Class A (a)	1,000	148,960
Absci Corp. (a)	767	6,289
Adaptive Biotechnologies Corp. (a)	1,000	28,060

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	29

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Agilent Technologies Inc.	3,400	$ 542,810
Akoya Biosciences Inc. (a)	644	9,860
Alpha Teknova Inc. (a)	378	7,742
Avantor Inc. (a)	6,800	286,552
Berkeley Lights Inc. (a)	2,105	38,269
Bionano Genomics Inc. (a)	13,600	40,664
Bio-Rad Laboratories Inc., Class A (a)	235	177,559
Bio-Techne Corp.	400	206,936
Bruker Corp.	1,200	100,692
Charles River Laboratories International Inc. (a)	586	220,793
ChromaDex Corp. (a)	2,400	8,976
Codexis Inc. (a)	2,719	85,023
Cytek Biosciences Inc. (a)	900	14,688
Danaher Corp.	7,190	2,365,582
Fluidigm Corp. (a)	4,400	17,248
Harvard Bioscience Inc. (a)	1,998	14,086
Illumina Inc. (a)	1,680	639,139
Inotiv Inc. (a)	700	29,449
IQVIA Holdings Inc. (a)	2,200	620,708
Maravai LifeSciences Holdings Inc., Class A (a)	1,400	58,660
MaxCyte Inc. (a)	4,602	46,894
Medpace Holdings Inc. (a)	1,325	288,373
Mettler-Toledo International Inc. (a)	257	436,183
NanoString Technologies Inc. (a)	2,021	85,347
NeoGenomics Inc. (a)	5,168	176,332
Pacific Biosciences of California Inc. (a)	8,866	181,398
PerkinElmer Inc.	1,400	281,484
Personalis Inc. (a)	1,600	22,832
Quanterix Corp. (a)	1,500	63,600
Repligen Corp. (a)	600	158,904
Seer Inc. (a)	1,826	41,651
Singular Genomics Systems Inc. (a)	645	7,456
Sotera Health Co. (a)	1,300	30,615
Syneos Health Inc. (a)	1,200	123,216
Thermo Fisher Scientific Inc.	4,460	2,975,891
Waters Corp. (a)	700	260,820
West Pharmaceutical Services Inc.	809	379,429
		11,229,170
Managed Healthcare - 0.5%
Alignment Healthcare Inc. (a)	3,805	53,498
Anthem Inc.	2,812	1,303,474
	Number of Shares	Fair Value
Centene Corp. (a)	6,600	$ 543,840
HealthEquity Inc. (a)	3,724	164,750
Humana Inc.	1,470	681,874
Magellan Health Inc. (a)	1,076	102,209
Molina Healthcare Inc. (a)	619	196,892
Progyny Inc. (a)	2,933	147,677
UnitedHealth Group Inc.	10,746	5,395,996
		8,590,210
Marine - 0.0% *
Eagle Bulk Shipping Inc.	427	19,428
Genco Shipping & Trading Ltd.	1,300	20,800
Kirby Corp. (a)	600	35,652
Matson Inc.	1,893	170,427
		246,307
Metal & Glass Containers - 0.1%
AptarGroup Inc.	753	92,228
Ball Corp.	3,600	346,572
Berry Global Group Inc. (a)	1,618	119,376
Crown Holdings Inc.	1,484	164,160
Greif Inc., Class A	1,139	68,762
Greif Inc., Class B	312	18,651
Myers Industries Inc.	1,500	30,015
O-I Glass Inc. (a)	7,138	85,870
Silgan Holdings Inc.	1,223	52,393
TriMas Corp.	1,945	71,965
		1,049,992
Mortgage REITs - 0.1%
AFC Gamma Inc.	595	13,542
AGNC Investment Corp.	5,938	89,308
Angel Oak Mortgage Inc.	200	3,276
Annaly Capital Management Inc.	17,000	132,940
Apollo Commercial Real Estate Finance Inc.	6,341	83,448
Arbor Realty Trust Inc.	6,657	121,956
Ares Commercial Real Estate Corp.	1,886	27,422
ARMOUR Residential REIT Inc.	3,800	37,278
Blackstone Mortgage Trust Inc., Class A	7,181	219,882
BrightSpire Capital Inc.	3,567	36,597
Broadmark Realty Capital Inc.	6,200	58,466
Chimera Investment Corp.	10,731	161,824
Dynex Capital Inc.	1,551	25,917

See Notes to Schedule of Investments and Notes to Financial Statements.
30	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Ellington Financial Inc.	2,400	$ 41,016
Franklin BSP Realty Trust Inc.	1,445	21,588
Granite Point Mortgage Trust Inc.	2,294	26,863
Great Ajax Corp.	791	10,410
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,496	185,708
Invesco Mortgage Capital Inc.	13,900	38,642
KKR Real Estate Finance Trust Inc.	1,686	35,119
Ladder Capital Corp.	5,300	63,547
MFA Financial Inc.	20,036	91,364
New Residential Investment Corp.	4,500	48,195
New York Mortgage Trust Inc.	18,600	69,192
Orchid Island Capital Inc.	5,092	22,914
PennyMac Mortgage Investment Trust	4,424	76,668
Ready Capital Corp.	2,715	42,435
Redwood Trust Inc.	5,692	75,078
Starwood Property Trust Inc.	3,200	77,760
TPG RE Finance Trust Inc.	2,529	31,157
Two Harbors Investment Corp.	15,424	88,997
		2,058,509
Motorcycle Manufacturers - 0.0% *
Arcimoto Inc. (a)	1,100	8,558
Harley-Davidson Inc.	1,700	64,073
		72,631
Movies & Entertainment - 0.4%
AMC Entertainment Holdings Inc., Class A (a)	23,661	643,579
Chicken Soup For The Soul Entertainment Inc. (a)	600	8,304
Cinemark Holdings Inc. (a)	4,817	77,650
CuriosityStream Inc. (a)	1,300	7,709
Liberty Media Corp., Class A (a)	100	5,934
Liberty Media Corp-Liberty Braves, Class A (a)	600	17,250
Liberty Media Corp-Liberty Braves, Class C (a)	1,672	46,983
Liberty Media Corp-Liberty Media, Class C (a)	2,300	145,452
Lions Gate Entertainment Corp., Class A (a)	2,793	46,476
Lions Gate Entertainment Corp., Class B (a)	5,331	82,044
	Number of Shares	Fair Value
Live Nation Entertainment Inc. (a)	1,500	$ 179,535
LiveOne Inc. (a)	1,100	1,408
Madison Square Garden Entertainment Corp. (a)	1,162	81,735
Madison Square Garden Sports Corp. (a)	200	34,746
Netflix Inc. (a)	4,945	2,979,066
Roku Inc. (a)	1,300	296,660
The Marcus Corp. (a)	1,300	23,218
The Walt Disney Co. (a)	20,701	3,206,378
World Wrestling Entertainment Inc., Class A	300	14,802
		7,898,929
Multi-Line Insurance - 0.1%
American International Group Inc.	9,600	545,856
American National Group Inc.	326	61,562
Assurant Inc.	692	107,855
Horace Mann Educators Corp.	1,900	73,530
The Hartford Financial Services Group Inc.	3,800	262,352
		1,051,155
Multi-Sector Holdings - 0.4%
Berkshire Hathaway Inc., Class B (a)	20,874	6,241,326
Cannae Holdings Inc. (a)	3,852	135,398
		6,376,724
Multi-Utilities - 0.2%
Ameren Corp.	2,971	264,449
Avista Corp.	3,219	136,775
Black Hills Corp.	2,920	206,064
CenterPoint Energy Inc.	6,600	184,206
CMS Energy Corp.	3,400	221,170
Consolidated Edison Inc.	4,000	341,280
Dominion Energy Inc.	9,191	722,045
DTE Energy Co.	2,100	251,034
MDU Resources Group Inc.	2,300	70,932
NiSource Inc.	4,100	113,201
NorthWestern Corp.	2,403	137,356
Public Service Enterprise Group Inc.	5,700	380,361
Sempra Energy	3,700	489,436
Unitil Corp.	700	32,193
WEC Energy Group Inc.	3,585	347,996
		3,898,498

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	31

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	1,800	$ 401,328
Boston Properties Inc.	1,800	207,324
Brandywine Realty Trust	7,694	103,254
Corporate Office Properties Trust	5,140	143,766
Cousins Properties Inc.	1,600	64,448
Douglas Emmett Inc.	1,900	63,650
Easterly Government Properties Inc.	3,910	89,617
Equity Commonwealth (a)	5,336	138,202
Franklin Street Properties Corp.	4,871	28,982
Highwoods Properties Inc.	1,200	53,508
Hudson Pacific Properties Inc.	1,500	37,065
JBG SMITH Properties	1,800	51,678
Kilroy Realty Corp.	1,300	86,398
Office Properties Income Trust	2,086	51,816
Orion Office REIT Inc. (a)	665	12,416
Paramount Group Inc.	9,200	76,728
Piedmont Office Realty Trust Inc., Class A	5,621	103,314
Postal Realty Trust Inc., Class A	553	10,949
SL Green Realty Corp.	800	57,360
Veris Residential Inc. (a)	3,963	72,840
Vornado Realty Trust	2,100	87,906
		1,942,549
Office Services & Supplies - 0.0% *
ACCO Brands Corp.	3,950	32,627
Herman Miller Inc.	3,377	132,345
HNI Corp.	1,966	82,670
Interface Inc.	2,684	42,810
Kimball International Inc., Class B	1,732	17,718
MSA Safety Inc.	400	60,384
Pitney Bowes Inc.	8,200	54,366
Steelcase Inc., Class A	4,429	51,908
		474,828
Oil & Gas Drilling - 0.0% *
Helmerich & Payne Inc.	4,779	113,262
Nabors Industries Ltd. (a)	339	27,490
Patterson-UTI Energy Inc.	8,700	73,515
		214,267
Oil & Gas Equipment & Services - 0.1%
Archrock Inc.	6,749	50,483
	Number of Shares	Fair Value
Aspen Aerogels Inc. (a)	960	$ 47,798
Baker Hughes Co.	8,600	206,916
Bristow Group Inc. (a)	1,007	31,892
Cactus Inc., Class A	2,679	102,150
ChampionX Corp. (a)	9,250	186,942
DMC Global Inc. (a)	1,000	39,610
Dril-Quip Inc. (a)	1,400	27,552
Expro Group Holdings N.V. (a)	2,229	31,986
FTS International Inc., Class A (a)	410	10,763
Halliburton Co.	10,400	237,848
Helix Energy Solutions Group Inc. (a)	6,865	21,419
Liberty Oilfield Services Inc., Class A (a)	4,378	42,467
National Energy Services Reunited Corp. (a)	1,500	14,175
Newpark Resources Inc. (a)	5,800	17,052
NexTier Oilfield Solutions Inc. (a)	8,296	29,451
NOV Inc.	4,300	58,265
Oceaneering International Inc. (a)	4,824	54,559
Oil States International Inc. (a)	3,500	17,395
ProPetro Holding Corp. (a)	4,139	33,526
RPC Inc. (a)	3,400	15,436
Schlumberger N.V.	15,800	473,210
Select Energy Services Inc., Class A (a)	3,600	22,428
Solaris Oilfield Infrastructure Inc., Class A	1,700	11,135
TETRA Technologies Inc. (a)	5,400	15,336
Tidewater Inc. (a)	1,968	21,077
U.S. Silica Holdings Inc. (a)	3,108	29,215
		1,850,086
Oil & Gas Exploration & Production - 0.4%
Antero Resources Corp. (a)	13,065	228,637
APA Corp.	4,000	107,560
Berry Corp.	2,804	23,610
Brigham Minerals Inc., Class A	1,879	39,628
California Resources Corp.	3,692	157,685
Callon Petroleum Co. (a)	2,280	107,730
Centennial Resource Development Inc., Class A (a)	8,900	53,222
Chesapeake Energy Corp.	4,801	309,761
Civitas Resources Inc.	2,085	102,102
CNX Resources Corp. (a)	9,538	131,147
Comstock Resources Inc. (a)	4,500	36,405

See Notes to Schedule of Investments and Notes to Financial Statements.
32	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
ConocoPhillips	15,200	$ 1,097,136
Continental Resources Inc.	800	35,808
Coterra Energy Inc.	8,721	165,699
Crescent Energy Inc., Class A (a)	1,360	17,245
Denbury Inc. (a)	2,298	176,004
Devon Energy Corp.	7,500	330,375
Diamondback Energy Inc.	2,100	226,485
Earthstone Energy Inc., Class A (a)	1,104	12,078
EOG Resources Inc.	6,700	595,161
EQT Corp. (a)	3,302	72,017
Falcon Minerals Corp.	2,071	10,086
Hess Corp.	3,100	229,493
Kosmos Energy Ltd. (a)	21,521	74,463
Laredo Petroleum Inc. (a)	600	36,078
Magnolia Oil & Gas Corp., Class A	6,807	128,448
Marathon Oil Corp.	9,100	149,422
Matador Resources Co.	5,048	186,372
Murphy Oil Corp.	6,676	174,310
Northern Oil & Gas Inc.	2,500	51,450
Oasis Petroleum Inc.	900	113,391
Ovintiv Inc.	11,996	404,265
PDC Energy Inc.	4,449	217,022
Pioneer Natural Resources Co.	2,500	454,700
Range Resources Corp. (a)	10,908	194,490
Ranger Oil Corp., Class A (a)	1,018	27,405
SM Energy Co.	5,462	161,020
Southwestern Energy Co. (a)	46,373	216,098
Talos Energy Inc. (a)	1,800	17,640
Tellurian Inc. (a)	17,700	54,516
Texas Pacific Land Corp.	67	83,674
W&T Offshore Inc. (a)	5,600	18,088
Whiting Petroleum Corp. (a)	1,788	115,648
		7,143,574
Oil & Gas Refining & Marketing - 0.1%
Aemetis Inc. (a)	1,500	18,450
Alto Ingredients Inc. (a)	3,600	17,316
Clean Energy Fuels Corp. (a)	6,795	41,654
CVR Energy Inc.	1,700	28,577
Delek US Holdings Inc. (a)	3,178	47,638
Gevo Inc. (a)	9,600	41,088
Green Plains Inc. (a)	2,120	73,691
HollyFrontier Corp.	1,600	52,448
Marathon Petroleum Corp.	7,000	447,930
Par Pacific Holdings Inc. (a)	2,400	39,576
	Number of Shares	Fair Value
PBF Energy Inc., Class A (a)	4,500	$ 58,365
Phillips 66	5,000	362,300
Renewable Energy Group Inc. (a)	2,025	85,941
REX American Resources Corp. (a)	255	24,480
Valero Energy Corp.	4,600	345,506
World Fuel Services Corp.	3,000	79,410
		1,764,370
Oil & Gas Storage & Transportation - 0.1%
Altus Midstream Co., Class A	149	9,135
Antero Midstream Corp.	4,300	41,624
Cheniere Energy Inc.	2,600	263,692
Dorian LPG Ltd.	1,197	15,190
DTE Midstream LLC (a)	950	45,581
Equitrans Midstream Corp.	18,651	192,851
International Seaways Inc.	2,452	35,996
Kinder Morgan Inc.	22,100	350,506
New Fortress Energy Inc.	600	14,484
ONEOK Inc.	5,000	293,800
Targa Resources Corp.	2,600	135,824
The Williams Companies Inc.	13,900	361,956
		1,760,639
Other Diversified Financial Services - 0.0% *
Alerus Financial Corp.	723	21,169
Equitable Holdings Inc.	4,400	144,276
Voya Financial Inc.	1,400	92,834
		258,279
Packaged Foods & Meats - 0.3%
B&G Foods Inc.	2,899	89,086
Beyond Meat Inc. (a)	500	32,580
Calavo Growers Inc.	800	33,920
Cal-Maine Foods Inc.	1,800	66,582
Campbell Soup Co.	2,400	104,304
Conagra Brands Inc.	5,500	187,825
Flowers Foods Inc.	2,100	57,687
Freshpet Inc. (a)	400	38,108
General Mills Inc.	7,008	472,199
Hormel Foods Corp.	3,296	160,878
Hostess Brands Inc. (a)	6,419	131,076
J&J Snack Foods Corp.	669	105,675
John B Sanfilippo & Son Inc.	373	33,630
Kellogg Co.	2,900	186,818
Lamb Weston Holdings Inc.	1,600	101,408
Lancaster Colony Corp.	864	143,079
Landec Corp. (a)	1,254	13,919

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
McCormick & Company Inc.	2,900	$ 280,169
Mission Produce Inc. (a)	1,800	28,260
Mondelez International Inc., Class A	15,934	1,056,584
Pilgrim's Pride Corp. (a)	300	8,460
Post Holdings Inc. (a)	700	78,911
Sanderson Farms Inc.	926	176,940
Seneca Foods Corp., Class A (a)	294	14,097
Sovos Brands Inc. (a)	1,234	18,572
Tattooed Chef Inc. (a)	2,300	35,742
The Hain Celestial Group Inc. (a)	900	38,349
The Hershey Co.	1,700	328,899
The J M Smucker Co.	1,176	159,724
The Kraft Heinz Co.	8,100	290,790
The Simply Good Foods Co. (a)	3,876	161,125
Tootsie Roll Industries Inc.	623	22,571
TreeHouse Foods Inc. (a)	2,355	95,448
Tyson Foods Inc., Class A	3,200	278,912
Utz Brands Inc.	2,900	46,255
Vital Farms Inc. (a)	1,400	25,284
Whole Earth Brands Inc. (a)	1,600	17,184
		5,121,050
Paper Packaging - 0.1%
Avery Dennison Corp.	900	194,913
Graphic Packaging Holding Co.	3,000	58,500
International Paper Co.	4,251	199,712
Packaging Corporation of America	1,096	149,220
Pactiv Evergreen Inc.	2,300	29,164
Ranpak Holdings Corp. (a)	1,687	63,398
Sealed Air Corp.	1,600	107,952
Sonoco Products Co.	1,100	63,679
UFP Technologies Inc. (a)	332	23,326
Westrock Co.	3,200	141,952
		1,031,816
Paper Products - 0.0% *
Clearwater Paper Corp. (a)	679	24,899
Glatfelter Corp.	1,844	31,717
Neenah Inc.	718	33,229
Schweitzer-Mauduit International Inc.	1,529	45,717
Sylvamo Corp. (a)	522	14,558
	Number of Shares	Fair Value
Verso Corp., Class A	1,280	$ 34,586
		184,706
Personal Products - 0.1%
BellRing Brands Inc., Class A (a)	1,854	52,895
Coty Inc., Class A (a)	4,300	45,150
Edgewell Personal Care Co.	2,465	112,675
elf Beauty Inc. (a)	2,113	70,173
Herbalife Nutrition Ltd. (a)	1,300	53,209
Inter Parfums Inc.	807	86,268
Medifast Inc.	522	109,322
Nature's Sunshine Products Inc.	546	10,101
Nu Skin Enterprises Inc., Class A	2,256	114,492
Olaplex Holdings Inc. (a)	600	17,478
The Beauty Health Co. (a)	3,891	94,007
The Estee Lauder Companies Inc., Class A	2,600	962,520
The Honest Company Inc. (a)	4,080	33,007
USANA Health Sciences Inc. (a)	575	58,190
Veru Inc. (a)	3,200	18,848
		1,838,335
Pharmaceuticals - 1.1%
9 Meters Biopharma Inc. (a)	7,734	7,569
Aclaris Therapeutics Inc. (a)	2,100	30,534
Aerie Pharmaceuticals Inc. (a)	2,200	15,444
Amneal Pharmaceuticals Inc. (a)	4,782	22,906
Amphastar Pharmaceuticals Inc. (a)	1,548	36,053
Ampio Pharmaceuticals Inc. (a)	10,700	6,099
Angion Biomedica Corp. (a)	300	870
ANI Pharmaceuticals Inc. (a)	600	27,648
Antares Pharma Inc. (a)	6,881	24,565
Arvinas Inc. (a)	2,146	176,272
Atea Pharmaceuticals Inc. (a)	3,200	28,608
Athira Pharma Inc. (a)	1,581	20,600
Axsome Therapeutics Inc. (a)	1,400	52,892
Bausch Health Companies Inc. (a)	5,100	141,071
BioDelivery Sciences International Inc. (a)	5,500	17,050
Bristol-Myers Squibb Co.	25,370	1,581,820
Cara Therapeutics Inc. (a)	1,900	23,142
Cassava Sciences Inc. (a)	1,721	75,208

See Notes to Schedule of Investments and Notes to Financial Statements.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Catalent Inc. (a)	1,900	$ 243,257
Citius Pharmaceuticals Inc. (a)	6,400	9,856
Collegium Pharmaceutical Inc. (a)	1,655	30,915
Corcept Therapeutics Inc. (a)	4,332	85,774
CorMedix Inc. (a)	2,100	9,555
Cymabay Therapeutics Inc. (a)	4,200	14,196
DICE Therapeutics Inc. (a)	668	16,907
Durect Corp. (a)	13,500	13,310
Edgewise Therapeutics Inc. (a)	1,856	28,360
Elanco Animal Health Inc. (a)	5,000	141,900
Eli Lilly & Co.	9,678	2,673,257
Esperion Therapeutics Inc. (a)	1,600	8,000
Evolus Inc. (a)	1,600	10,416
EyePoint Pharmaceuticals Inc. (a)	1,054	12,901
Fulcrum Therapeutics Inc. (a)	1,318	23,315
Harmony Biosciences Holdings Inc. (a)	1,075	45,838
Ikena Oncology Inc. (a)	1,329	16,666
Innoviva Inc. (a)	2,100	36,225
Intra-Cellular Therapies Inc. (a)	3,217	168,378
Johnson & Johnson	29,990	5,130,389
Kala Pharmaceuticals Inc. (a)	2,900	3,509
KemPharm Inc. (a)	1,600	13,936
Marinus Pharmaceuticals Inc. (a)	1,800	21,384
Merck & Company Inc.	28,885	2,213,746
Mind Medicine MindMed Inc. (a)	15,800	21,804
Nektar Therapeutics (a)	2,600	35,126
NGM Biopharmaceuticals Inc. (a)	1,500	26,565
Nuvation Bio Inc. (a)	7,624	64,804
Ocular Therapeutix Inc. (a)	3,801	26,493
Omeros Corp. (a)	2,367	15,220
Oramed Pharmaceuticals Inc. (a)	1,600	22,848
Organon & Co.	3,190	97,136
Pacira Pharmaceuticals Inc. (a)	2,006	120,701
Paratek Pharmaceuticals Inc. (a)	2,700	12,123
Pfizer Inc.	63,625	3,757,056
Phathom Pharmaceuticals Inc. (a)	992	19,513
Phibro Animal Health Corp., Class A	1,200	24,504
Pliant Therapeutics Inc. (a)	1,400	18,900
	Number of Shares	Fair Value
Prestige Consumer Healthcare Inc. (a)	2,278	$ 138,161
Provention Bio Inc. (a)	3,200	17,984
Rain Therapeutics Inc. (a)	763	9,827
Reata Pharmaceuticals Inc., Class A (a)	1,231	32,461
Relmada Therapeutics Inc. (a)	900	20,277
Revance Therapeutics Inc. (a)	3,367	54,949
Royalty Pharma PLC, Class A	3,900	155,415
Seelos Therapeutics Inc. (a)	6,800	11,084
SIGA Technologies Inc. (a)	2,314	17,401
Supernus Pharmaceuticals Inc. (a)	2,300	67,068
Tarsus Pharmaceuticals Inc. (a)	440	9,900
TherapeuticsMD Inc. (a)	20,300	7,217
Ventyx Biosciences Inc. (a)	501	9,950
Verrica Pharmaceuticals Inc. (a)	603	5,524
Viatris Inc.	14,400	194,832
WaVe Life Sciences Ltd. (a)	2,500	7,850
Zoetis Inc.	5,400	1,317,762
Zogenix Inc. (a)	2,784	45,240
		19,646,036
Property & Casualty Insurance - 0.2%
Ambac Financial Group Inc. (a)	1,917	30,768
American Financial Group Inc.	800	109,856
AMERISAFE Inc.	832	44,787
Arch Capital Group Ltd. (a)	4,400	195,580
Assured Guaranty Ltd.	500	25,100
Axis Capital Holdings Ltd.	800	43,576
Cincinnati Financial Corp.	1,700	193,681
CNA Financial Corp.	200	8,816
Donegal Group Inc., Class A	729	10,417
Employers Holdings Inc.	1,252	51,808
Erie Indemnity Co., Class A	264	50,862
Fidelity National Financial Inc.	3,200	166,976
First American Financial Corp.	1,300	101,699
HCI Group Inc.	302	25,229
Heritage Insurance Holdings Inc.	1,600	9,408
Investors Title Co.	47	9,266
Kemper Corp.	600	35,274
Kinsale Capital Group Inc.	982	233,608
Lemonade Inc. (a)	500	21,055
Loews Corp.	2,200	127,072
Markel Corp. (a)	158	194,972
MBIA Inc. (a)	2,007	31,690

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Mercury General Corp.	500	$ 26,530
MetroMile Inc. (a)	2,000	4,380
NI Holdings Inc. (a)	588	11,119
Old Republic International Corp.	3,374	82,933
Palomar Holdings Inc. (a)	1,095	70,923
ProAssurance Corp.	2,600	65,780
RLI Corp.	1,826	204,695
Safety Insurance Group Inc.	686	58,331
Selective Insurance Group Inc.	2,713	222,303
State Auto Financial Corp.	752	38,871
Stewart Information Services Corp.	1,208	96,314
The Allstate Corp.	3,232	380,245
The Hanover Insurance Group Inc.	500	65,530
The Progressive Corp.	6,610	678,516
The Travelers Companies Inc.	2,803	438,473
Tiptree Inc.	1,127	15,586
Trean Insurance Group Inc. (a)	1,000	8,910
United Fire Group Inc.	1,009	23,399
United Insurance Holdings Corp.	300	1,302
Universal Insurance Holdings Inc.	1,300	22,100
White Mountains Insurance Group Ltd.	39	39,542
WR Berkley Corp.	1,612	132,813
		4,410,095
Publishing - 0.0% *
Daily Journal Corp. (a)	50	17,837
Gannett Company Inc. (a)	5,944	31,682
John Wiley & Sons Inc., Class A	1,957	112,077
News Corp., Class A	5,194	115,878
News Corp., Class B	874	19,665
Scholastic Corp.	1,265	50,549
The New York Times., Class A	2,000	96,600
		444,288
Railroads - 0.2%
CSX Corp.	25,350	953,160
Norfolk Southern Corp.	2,800	833,588
Union Pacific Corp.	7,333	1,847,403
		3,634,151
	Number of Shares	Fair Value
Real Estate Development - 0.0% *
Forestar Group Inc. (a)	1,000	$ 21,750
The Howard Hughes Corp. (a)	400	40,712
		62,462
Real Estate Operating Companies - 0.0% *
FRP Holdings Inc. (a)	320	18,496
Kennedy-Wilson Holdings Inc.	5,399	128,928
Rafael Holdings Inc., Class B (a)	600	3,060
		150,484
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	3,800	412,338
Cushman & Wakefield PLC (a)	6,307	140,268
Douglas Elliman Inc. (a)	3,259	37,484
eXp World Holdings Inc.	2,844	95,814
Fathom Holdings Inc. (a)	238	4,869
Jones Lang LaSalle Inc. (a)	600	161,604
Marcus & Millichap Inc. (a)	1,184	60,929
Newmark Group Inc., Class A	6,768	126,562
Opendoor Technologies Inc. (a)	5,500	80,355
Realogy Holdings Corp. (a)	5,208	87,547
Redfin Corp. (a)	4,705	180,625
REX Holdings Inc., Class A	888	27,075
Zillow Group Inc., Class A (a)	600	37,332
Zillow Group Inc., Class C (a)	2,100	134,085
		1,586,887
Regional Banks - 1.0%
1st Source Corp.	700	34,720
Allegiance Bancshares Inc.	804	33,937
Amalgamated Financial Corp.	704	11,806
Amerant Bancorp Inc.	1,240	42,842
American National Bankshares Inc.	501	18,878
Ameris Bancorp.	3,026	150,332
Arrow Financial Corp.	663	23,357
Associated Banc-Corp.	6,768	152,889
Atlantic Capital Bancshares Inc. (a)	802	23,074
Atlantic Union Bankshares Corp.	3,429	127,867
Banc of California Inc.	2,600	51,012
BancFirst Corp.	824	58,141
Bank First Corp.	316	22,828
Bank of Hawaii Corp.	600	50,256
Bank of Marin Bancorp	775	28,853

See Notes to Schedule of Investments and Notes to Financial Statements.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Bank OZK	1,300	$ 60,489
BankUnited Inc.	4,055	171,567
Banner Corp.	1,544	93,674
Bar Harbor Bankshares	708	20,482
Berkshire Hills Bancorp Inc.	2,138	60,783
Blue Ridge Bankshares Inc.	636	11,384
BOK Financial Corp.	300	31,647
Brookline Bancorp Inc.	3,500	56,665
Bryn Mawr Bank Corp.	895	40,284
Business First Bancshares Inc.	772	21,855
Byline Bancorp Inc.	1,196	32,711
Cadence Bank	8,590	255,896
Cambridge Bancorp	321	30,042
Camden National Corp.	617	29,715
Capital Bancorp Inc.	409	10,716
Capital City Bank Group Inc.	800	21,120
Capstar Financial Holdings Inc.	1,000	21,030
Carter Bankshares Inc. (a)	1,400	21,546
Cathay General Bancorp	3,373	145,005
CBTX Inc.	1,000	29,000
Central Pacific Financial Corp.	1,163	32,762
CIT Group Inc.	4,534	232,776
Citizens & Northern Corp.	799	20,870
Citizens Financial Group Inc.	5,100	240,975
City Holding Co.	661	54,063
Civista Bancshares Inc.	712	17,373
CNB Financial Corp.	900	23,850
Coastal Financial Corp. (a)	364	18,426
Columbia Banking System Inc.	3,555	116,320
Comerica Inc.	1,500	130,500
Commerce Bancshares Inc.	1,365	93,830
Community Bank System Inc.	2,441	181,806
Community Trust Bancorp Inc.	648	28,259
ConnectOne Bancorp Inc.	1,868	61,102
CrossFirst Bankshares Inc. (a)	1,947	30,393
Cullen/Frost Bankers Inc.	600	75,642
Customers Bancorp Inc. (a)	1,350	88,249
CVB Financial Corp.	5,874	125,762
Dime Community Bancshares Inc.	1,732	60,897
Eagle Bancorp Inc.	1,429	83,368
East West Bancorp Inc.	1,600	125,888
Eastern Bankshares Inc.	7,824	157,810
Enterprise Bancorp Inc.	445	19,989
Enterprise Financial Services Corp.	1,598	75,250
Equity Bancshares Inc., Class A	533	18,085
	Number of Shares	Fair Value
Farmers National Banc Corp.	1,600	$ 29,680
FB Financial Corp.	1,465	64,196
Fidelity D&D Bancorp Inc.	228	13,452
Fifth Third Bancorp	7,800	339,690
Financial Institutions Inc.	628	19,970
First Bancorp Inc.	600	18,840
First Bancorp/Southern Pines NC	1,515	69,266
First Bank	500	7,255
First Busey Corp.	2,259	61,264
First Citizens BancShares Inc., Class A	60	49,790
First Commonwealth Financial Corp.	4,500	72,405
First Community Bancshares Inc.	690	23,060
First Financial Bancorp.	4,447	108,418
First Financial Bankshares Inc.	5,938	301,888
First Financial Corp.	468	21,196
First Foundation Inc.	1,718	42,709
First Hawaiian Inc.	1,500	40,995
First Horizon Corp.	5,600	91,448
First Internet Bancorp	446	20,980
First Interstate BancSystem Inc., Class A	2,000	81,340
First Merchants Corp.	2,655	111,218
First Mid Bancshares Inc.	866	37,056
First Midwest Bancorp Inc.	5,165	105,779
First Republic Bank	2,000	413,020
Five Star Bancorp	598	17,940
Flushing Financial Corp.	1,231	29,913
FNB Corp.	1,600	19,408
Fulton Financial Corp.	7,220	122,740
German American Bancorp Inc.	1,200	46,776
Glacier Bancorp Inc.	5,038	285,655
Great Southern Bancorp Inc.	494	29,270
Great Western Bancorp Inc.	2,503	85,002
Guaranty Bancshares Inc.	450	16,911
Hancock Whitney Corp.	3,945	197,329
Hanmi Financial Corp.	1,275	30,192
HarborOne Bancorp Inc.	2,077	30,823
HBT Financial Inc.	627	11,744
Heartland Financial USA Inc.	1,824	92,313
Heritage Commerce Corp.	2,437	29,098
Heritage Financial Corp.	1,600	39,104
Hilltop Holdings Inc.	2,969	104,331
Home BancShares Inc.	6,949	169,208
HomeStreet Inc.	970	50,440

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
HomeTrust Bancshares Inc.	717	$ 22,213
Hope Bancorp Inc.	5,554	81,699
Horizon Bancorp Inc.	1,817	37,884
Howard Bancorp Inc. (a)	470	10,241
Huntington Bancshares Inc.	16,506	254,523
Independent Bank Corp.	3,173	196,076
Independent Bank Group Inc.	1,710	123,376
International Bancshares Corp.	2,600	110,214
Investors Bancorp Inc.	10,415	157,787
KeyCorp	10,400	240,552
Lakeland Bancorp Inc.	2,100	39,879
Lakeland Financial Corp.	1,103	88,394
Live Oak Bancshares Inc.	1,448	126,396
M&T Bank Corp.	1,500	230,370
Macatawa Bank Corp.	1,260	11,113
Mercantile Bank Corp.	633	22,174
Meta Financial Group Inc.	1,500	89,490
Metrocity Bankshares Inc.	756	20,813
Metropolitan Bank Holding Corp. (a)	400	42,612
Mid Penn Bancorp Inc.	654	20,758
Midland States Bancorp Inc.	1,018	25,236
MidWestOne Financial Group Inc.	682	22,076
MVB Financial Corp.	489	20,303
National Bank Holdings Corp., Class A	1,304	57,298
NBT Bancorp Inc.	1,900	73,188
Nicolet Bankshares Inc. (a)	578	49,564
Northrim BanCorp Inc.	367	15,950
OceanFirst Financial Corp.	2,600	57,720
Old National Bancorp	7,514	136,154
Old Second Bancorp Inc.	1,331	16,757
Origin Bancorp Inc.	1,000	42,920
Orrstown Financial Services Inc.	644	16,229
Pacific Premier Bancorp Inc.	4,271	170,968
PacWest Bancorp	1,300	58,721
Park National Corp.	651	89,389
Peapack-Gladstone Financial Corp.	977	34,586
Peoples Bancorp Inc.	1,300	41,353
Peoples Financial Services Corp.	400	21,076
People's United Financial Inc.	5,100	90,882
Pinnacle Financial Partners Inc.	900	85,950
Preferred Bank	590	42,356
Primis Financial Corp.	925	13,912
	Number of Shares	Fair Value
Prosperity Bancshares Inc.	900	$ 65,070
QCR Holdings Inc.	656	36,736
RBB Bancorp	536	14,043
Red River Bancshares Inc.	217	11,610
Regions Financial Corp.	11,400	248,520
Reliant Bancorp Inc.	738	26,199
Renasant Corp.	2,476	93,964
Republic Bancorp Inc., Class A	380	19,319
Republic First Bancorp Inc. (a)	2,460	9,151
S&T Bancorp Inc.	1,800	56,736
Sandy Spring Bancorp Inc.	2,027	97,458
Seacoast Banking Corporation of Florida	2,497	88,369
ServisFirst Bancshares Inc.	2,277	193,408
Sierra Bancorp	673	18,272
Signature Bank	700	226,429
Silvergate Capital Corp., Class A (a)	1,254	185,843
Simmons First National Corp., Class A	5,246	155,177
SmartFinancial Inc.	664	18,167
South Plains Financial Inc.	503	13,988
South State Corp.	3,191	255,631
Southern First Bancshares Inc. (a)	400	24,996
Southside Bancshares Inc.	1,500	62,730
Spirit of Texas Bancshares Inc.	614	17,671
Sterling Bancorp	2,100	54,159
Stock Yards Bancorp Inc.	1,189	75,953
Summit Financial Group Inc.	700	19,215
SVB Financial Group (a)	700	474,768
Synovus Financial Corp.	1,700	81,379
Texas Capital Bancshares Inc. (a)	2,306	138,936
The Bancorp Inc. (a)	2,348	59,428
The First Bancshares Inc.	859	33,175
The First of Long Island Corp.	1,098	23,706
The PNC Financial Services Group Inc.	4,900	982,548
Tompkins Financial Corp.	700	58,506
TowneBank	3,200	101,088
TriCo Bancshares	1,300	55,848
TriState Capital Holdings Inc. (a)	1,229	37,190
Triumph Bancorp Inc. (a)	1,069	127,297
Truist Financial Corp.	15,400	901,670
Trustmark Corp.	2,814	91,342
UMB Financial Corp.	1,998	212,008

See Notes to Schedule of Investments and Notes to Financial Statements.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Umpqua Holdings Corp.	2,600	$ 50,024
United Bankshares Inc.	6,020	218,406
United Community Banks Inc.	4,253	152,853
Univest Corporation of Pennsylvania	1,229	36,772
Valley National Bancorp	18,297	251,584
Veritex Holdings Inc.	2,149	85,487
Washington Trust Bancorp Inc.	733	41,319
Webster Financial Corp.	1,000	55,840
WesBanco Inc.	2,943	102,976
West Bancorporation Inc.	649	20,164
Westamerica BanCorp	1,173	67,717
Western Alliance Bancorp	1,100	118,415
Wintrust Financial Corp.	800	72,656
Zions Bancorp NA	1,700	107,372
		17,622,200
Reinsurance - 0.0% *
Alleghany Corp. (a)	150	100,138
Reinsurance Group of America Inc.	800	87,592
		187,730
Renewable Electricity - 0.0% *
Brookfield Renewable Corp., Class A	3,000	110,528
Ormat Technologies Inc.	2,064	163,675
Sunnova Energy International Inc. (a)	3,900	108,888
		383,091
Research & Consulting Services - 0.2%
Acacia Research Corp. (a)	2,900	14,877
Atlas Technical Consultants Inc. (a)	393	3,309
Booz Allen Hamilton Holding Corp.	1,500	127,185
CACI International Inc., Class A (a)	300	80,763
CBIZ Inc. (a)	2,216	86,690
CoStar Group Inc. (a)	4,400	347,732
CRA International Inc.	293	27,354
Dun & Bradstreet Holdings Inc. (a)	2,100	43,029
Equifax Inc.	1,400	409,906
Exponent Inc.	2,374	277,117
Forrester Research Inc. (a)	467	27,427
Franklin Covey Co. (a)	505	23,412
FTI Consulting Inc. (a)	400	61,368
	Number of Shares	Fair Value
Huron Consulting Group Inc. (a)	1,100	$ 54,890
ICF International Inc.	836	85,732
Jacobs Engineering Group Inc.	1,500	208,845
KBR Inc.	6,465	307,863
Leidos Holdings Inc.	1,600	142,240
ManTech International Corp., Class A	1,240	90,433
Mistras Group Inc. (a)	1,092	8,114
Nielsen Holdings PLC	3,800	77,938
Resources Connection Inc.	1,285	22,924
Science Applications International Corp.	600	50,154
TransUnion	2,100	249,018
Verisk Analytics Inc.	1,800	411,714
Willdan Group Inc. (a)	600	21,120
		3,261,154
Residential REITs - 0.2%
American Campus Communities Inc.	1,700	97,393
American Homes 4 Rent, Class A	3,100	135,191
Apartment Income REIT Corp.	1,800	98,406
Apartment Investment & Management Co., Class A (a)	7,300	56,356
AvalonBay Communities Inc.	1,600	404,144
BRT Apartments Corp.	637	15,282
Camden Property Trust	1,100	196,548
Centerspace	695	77,075
Equity LifeStyle Properties Inc.	2,100	184,086
Equity Residential	4,200	380,100
Essex Property Trust Inc.	800	281,784
Independence Realty Trust Inc.	4,774	123,312
Invitation Homes Inc.	7,000	317,380
Mid-America Apartment Communities Inc.	1,300	298,272
NexPoint Residential Trust Inc.	1,000	83,830
Preferred Apartment Communities Inc.	2,315	41,809
Sun Communities Inc.	1,300	272,961
UDR Inc.	3,400	203,966
UMH Properties Inc.	1,896	51,818
		3,319,713

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Restaurants - 0.4%
Aramark	2,800	$ 103,180
Biglari Holdings Inc., Class B (a)	20	2,851
BJ's Restaurants Inc. (a)	1,000	34,550
Bloomin' Brands Inc. (a)	4,000	83,920
Brinker International Inc. (a)	2,015	73,729
Carrols Restaurant Group Inc.	2,900	8,584
Chipotle Mexican Grill Inc. (a)	319	557,692
Chuy's Holdings Inc. (a)	1,100	33,132
Cracker Barrel Old Country Store Inc.	1,079	138,803
Darden Restaurants Inc.	1,500	225,960
Dave & Buster's Entertainment Inc. (a)	1,905	73,152
Del Taco Restaurants Inc.	1,432	17,828
Denny's Corp. (a)	2,800	44,800
Dine Brands Global Inc.	797	60,421
Domino's Pizza Inc.	390	220,089
El Pollo Loco Holdings Inc. (a)	1,129	16,020
Fiesta Restaurant Group Inc. (a)	847	9,325
First Watch Restaurant Group Inc. (a)	526	8,816
Jack in the Box Inc.	972	85,031
Krispy Kreme Inc.	1,077	20,377
Kura Sushi USA Inc., Class A (a)	203	16,411
McDonald's Corp.	8,534	2,287,709
Nathan's Famous Inc.	154	8,992
Noodles & Co. (a)	1,800	16,326
Papa John's International Inc.	1,509	201,406
Portillo's Inc., Class A (a)	1,128	42,345
Red Robin Gourmet Burgers Inc. (a)	900	14,877
Ruth's Hospitality Group Inc. (a)	1,582	31,482
Shake Shack Inc., Class A (a)	1,700	122,672
Starbucks Corp.	13,407	1,568,217
Texas Roadhouse Inc.	3,199	285,607
The Cheesecake Factory Inc. (a)	2,081	81,471
The ONE Group Hospitality Inc. (a)	940	11,853
The Wendy's Co.	1,800	42,930
Wingstop Inc.	1,363	235,526
Yum! Brands Inc.	3,300	458,238
		7,244,322
	Number of Shares	Fair Value
Retail REITs - 0.2%
Acadia Realty Trust	4,200	$ 91,686
Agree Realty Corp.	3,143	224,285
Alexander's Inc.	100	26,030
American Finance Trust Inc.	5,901	53,876
Brixmor Property Group Inc.	3,500	88,935
Federal Realty Investment Trust	900	122,688
Getty Realty Corp.	1,737	55,740
Kimco Realty Corp.	6,834	168,458
Kite Realty Group Trust	9,904	215,709
National Retail Properties Inc.	2,100	100,947
NETSTREIT Corp.	1,695	38,816
Phillips Edison & Company Inc.	900	29,736
Realty Income Corp.	6,356	455,026
Regency Centers Corp.	2,000	150,700
Retail Opportunity Investments Corp.	5,389	105,624
Retail Value Inc.	1,000	6,420
RPT Realty	3,849	51,500
Saul Centers Inc.	567	30,062
Seritage Growth Properties, Class A (a)	2,000	26,540
Simon Property Group Inc.	3,700	591,149
SITE Centers Corp.	7,868	124,550
Spirit Realty Capital Inc.	1,200	57,828
Tanger Factory Outlet Centers Inc.	4,627	89,209
The Macerich Co.	9,740	168,307
Urban Edge Properties	5,243	99,617
Urstadt Biddle Properties Inc., Class A	1,223	26,050
Whitestone REIT	2,400	24,312
		3,223,800
Security & Alarm Services - 0.0% *
ADT Inc.	2,465	20,731
CoreCivic Inc. (a)	5,192	51,764
The Brink's Co.	2,187	143,401
		215,896
Semiconductor Equipment - 0.3%
Amkor Technology Inc.	4,628	114,728
Applied Materials Inc.	10,300	1,620,808
Atomera Inc. (a)	1,100	22,132
Axcelis Technologies Inc. (a)	1,509	112,511
AXT Inc. (a)	2,300	20,263
Brooks Automation Inc.	900	92,799
CMC Materials Inc.	1,297	248,622

See Notes to Schedule of Investments and Notes to Financial Statements.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Cohu Inc. (a)	2,165	$ 82,465
Enphase Energy Inc. (a)	1,500	274,410
Entegris Inc.	1,535	212,720
FormFactor Inc. (a)	3,540	161,849
Ichor Holdings Ltd. (a)	1,210	55,696
KLA Corp.	1,770	761,295
Lam Research Corp.	1,646	1,183,721
MKS Instruments Inc.	600	104,502
Onto Innovation Inc. (a)	2,222	224,933
PDF Solutions Inc. (a)	1,243	39,515
Photronics Inc. (a)	2,552	48,105
Teradyne Inc.	1,901	310,871
Ultra Clean Holdings Inc. (a)	2,013	115,466
Veeco Instruments Inc. (a)	2,358	67,132
		5,874,543
Semiconductors - 1.6%
Advanced Micro Devices Inc. (a)	13,800	1,985,820
Allegro MicroSystems Inc. (a)	200	7,236
Alpha & Omega Semiconductor Ltd. (a)	901	54,565
Ambarella Inc. (a)	1,616	327,870
Analog Devices Inc.	6,159	1,082,567
Broadcom Inc.	4,528	3,012,976
CEVA Inc. (a)	1,120	48,429
Cirrus Logic Inc. (a)	600	55,212
Diodes Inc. (a)	1,989	218,412
First Solar Inc. (a)	1,200	104,592
GLOBALFOUNDRIES Inc. (a)	400	25,988
Impinj Inc. (a)	922	81,781
Intel Corp.	46,066	2,372,399
Kopin Corp. (a)	3,800	15,542
Lattice Semiconductor Corp. (a)	6,214	478,851
MACOM Technology Solutions Holdings Inc. (a)	2,218	173,669
Marvell Technology Inc.	9,326	815,932
MaxLinear Inc. (a)	3,240	244,264
Meta Materials Inc. (a)	9,481	23,323
Microchip Technology Inc.	6,200	539,772
Micron Technology Inc.	12,800	1,192,320
Monolithic Power Systems Inc.	473	233,345
NeoPhotonics Corp. (a)	2,163	33,245
NVE Corp.	229	15,641
NVIDIA Corp.	27,306	8,030,968
ON Semiconductor Corp. (a)	4,800	326,016
Parade Technologies Ltd.	1,000	76,445
Power Integrations Inc.	2,758	256,191
	Number of Shares	Fair Value
Qorvo Inc. (a)	1,300	$ 203,307
QUALCOMM Inc.	12,888	2,356,829
Rambus Inc. (a)	4,934	145,010
Semtech Corp. (a)	2,955	262,788
Silicon Laboratories Inc. (a)	1,825	376,717
SiTime Corp. (a)	726	212,384
SkyWater Technology Inc. (a)	372	6,034
Skyworks Solutions Inc.	1,873	290,577
SMART Global Holdings Inc. (a)	752	53,384
SunPower Corp. (a)	3,900	81,393
Synaptics Inc. (a)	1,795	519,670
Texas Instruments Inc.	10,497	1,978,370
Universal Display Corp.	500	82,515
Wolfspeed Inc. (a)	1,300	145,301
Xilinx Inc.	2,800	593,684
		29,141,334
Silver - 0.0% *
Gatos Silver Inc. (a)	1,926	19,992
Hecla Mining Co.	24,154	126,084
		146,076
Soft Drinks - 0.4%
Celsius Holdings Inc. (a)	2,457	183,218
Coca-Cola Consolidated Inc.	214	132,507
Keurig Dr Pepper Inc.	7,800	287,508
Monster Beverage Corp. (a)	4,200	403,368
National Beverage Corp.	1,100	49,863
NewAge Inc. (a)	6,100	6,283
PepsiCo Inc.	15,748	2,735,585
Primo Water Corp.	7,146	125,984
The Coca-Cola Co.	44,177	2,615,720
		6,540,036
Specialized Consumer Services - 0.0% *
Carriage Services Inc.	695	44,786
European Wax Center Inc., Class A (a)	635	19,272
Frontdoor Inc. (a)	800	29,320
H&R Block Inc.	1,900	44,764
Mister Car Wash Inc. (a)	900	16,389
Regis Corp. (a)	1,400	2,436
Service Corporation International	1,800	127,782
Terminix Global Holdings Inc. (a)	1,400	63,322
Vivint Smart Home Inc. (a)	3,896	38,103

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
WW International Inc. (a)	2,269	$ 36,599
		422,773
Specialized Finance - 0.0% *
A-Mark Precious Metals Inc.	335	20,469
Marlin Business Services Corp.	244	5,680
		26,149
Specialized REITs - 0.4%
American Tower Corp.	5,142	1,504,035
CatchMark Timber Trust Inc., Class A	2,346	20,434
Crown Castle International Corp.	4,900	1,022,826
CubeSmart	2,200	125,202
CyrusOne Inc.	1,500	134,580
Digital Realty Trust Inc.	3,200	565,984
EPR Properties	700	33,243
Equinix Inc.	988	835,690
Extra Space Storage Inc.	1,500	340,095
Farmland Partners Inc.	1,612	19,263
Four Corners Property Trust Inc.	3,732	109,758
Gaming & Leisure Properties Inc.	2,500	121,650
Gladstone Land Corp.	1,305	44,057
Iron Mountain Inc.	3,400	177,922
Lamar Advertising Co., Class A	900	109,170
Life Storage Inc.	900	137,862
National Storage Affiliates Trust	3,711	256,801
Outfront Media Inc.	6,629	177,790
PotlatchDeltic Corp.	3,009	181,202
Public Storage	1,771	663,346
Rayonier Inc.	1,500	60,540
Safehold Inc.	997	79,611
SBA Communications Corp.	1,200	466,824
The GEO Group Inc.	5,087	39,424
Uniti Group Inc.	8,928	125,081
VICI Properties Inc.	6,800	204,748
Weyerhaeuser Co.	8,400	345,912
		7,903,050
Specialty Chemicals - 0.3%
Albemarle Corp.	1,317	307,875
Amyris Inc. (a)	7,608	41,159
Ashland Global Holdings Inc.	600	64,596
Avient Corp.	4,156	232,528
	Number of Shares	Fair Value
Axalta Coating Systems Ltd. (a)	2,400	$ 79,488
Balchem Corp.	1,473	248,348
Celanese Corp.	1,300	218,478
Chase Corp.	328	32,656
Danimer Scientific Inc. (a)	4,344	37,011
DuPont de Nemours Inc.	6,000	484,680
Eastman Chemical Co.	1,523	184,146
Ecolab Inc.	2,800	656,852
ECOVYST Inc.	2,300	23,552
Element Solutions Inc.	2,400	58,272
Ferro Corp. (a)	4,000	87,320
FutureFuel Corp.	1,590	12,148
GCP Applied Technologies Inc. (a)	2,300	72,818
HB Fuller Co.	2,378	192,618
Ingevity Corp. (a)	1,806	129,490
Innospec Inc.	1,111	100,368
International Flavors & Fragrances Inc.	2,895	436,132
Kraton Corp. (a)	1,376	63,736
Livent Corp. (a)	7,383	179,997
Minerals Technologies Inc.	1,505	110,091
NewMarket Corp.	100	34,272
PPG Industries Inc.	2,700	465,588
Quaker Chemical Corp.	614	141,699
Rayonier Advanced Materials Inc. (a)	3,700	21,127
RPM International Inc.	1,400	141,400
Sensient Technologies Corp.	1,929	193,016
Stepan Co.	979	121,680
The Sherwin-Williams Co.	2,789	982,174
		6,155,315
Specialty Stores - 0.1%
Academy Sports & Outdoors Inc. (a)	3,535	155,187
Barnes & Noble Education Inc. (a)	2,400	16,344
Bath & Body Works Inc.	2,719	189,759
Big 5 Sporting Goods Corp.	1,000	19,010
Dick's Sporting Goods Inc.	687	78,998
Five Below Inc. (a)	600	124,134
Hibbett Sports Inc.	712	51,214
JOANN Inc.	289	3,000
Leslie's Inc. (a)	1,400	33,124
MarineMax Inc. (a)	985	58,154
National Vision Holdings Inc. (a)	3,720	178,523
Party City Holdco Inc. (a)	5,400	30,078

See Notes to Schedule of Investments and Notes to Financial Statements.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Petco Health & Wellness Company Inc. (a)	300	$ 5,937
Sally Beauty Holdings Inc. (a)	5,102	94,183
Signet Jewelers Ltd.	2,411	209,829
Sportsman's Warehouse Holdings Inc. (a)	1,970	23,246
The Container Store Group Inc. (a)	1,900	18,962
The ODP Corp. (a)	2,212	86,887
Tractor Supply Co.	1,292	308,271
Ulta Beauty Inc. (a)	600	247,404
Winmark Corp.	165	40,968
		1,973,212
Steel - 0.1%
Allegheny Technologies Inc. (a)	5,764	91,820
Carpenter Technology Corp.	2,200	64,218
Cleveland-Cliffs Inc. (a)	5,300	115,381
Commercial Metals Co.	5,476	198,724
Haynes International Inc.	700	28,231
Nucor Corp.	3,300	376,695
Olympic Steel Inc.	600	14,100
Reliance Steel & Aluminum Co.	749	121,503
Ryerson Holding Corp.	654	17,037
Schnitzer Steel Industries Inc., Class A	1,300	67,496
Steel Dynamics Inc.	2,200	136,554
SunCoke Energy Inc.	3,988	26,281
TimkenSteel Corp. (a)	1,918	31,647
United States Steel Corp.	2,900	69,049
Warrior Met Coal Inc.	2,229	57,308
Worthington Industries Inc.	1,491	81,498
		1,497,542
Systems Software - 2.0%
A10 Networks Inc.	2,577	42,727
Appian Corp. (a)	1,787	116,530
CommVault Systems Inc. (a)	2,085	143,698
Crowdstrike Holdings Inc., Class A (a)	2,200	450,450
Dolby Laboratories Inc., Class A	757	72,082
Fortinet Inc. (a)	1,500	539,100
Mandiant Inc. (a)	2,400	42,096
McAfee Corp., Class A	800	20,632
Microsoft Corp.	85,859	28,876,099
N-Able Inc. (a)	600	6,660
NortonLifeLock Inc.	5,997	155,802
	Number of Shares	Fair Value
OneSpan Inc. (a)	1,400	$ 23,702
Oracle Corp.	18,811	1,640,507
Palo Alto Networks Inc. (a)	1,100	612,436
Ping Identity Holding Corp. (a)	2,734	62,554
Progress Software Corp.	1,991	96,106
Qualys Inc. (a)	1,556	213,514
Rapid7 Inc. (a)	2,573	302,816
Sailpoint Technologies Holdings Inc. (a)	4,174	201,771
SecureWorks Corp., Class A (a)	300	4,791
ServiceNow Inc. (a)	2,230	1,447,515
Telos Corp. (a)	1,900	29,298
Tenable Holdings Inc. (a)	4,216	232,175
Teradata Corp. (a)	1,100	46,717
Varonis Systems Inc. (a)	4,889	238,486
VMware Inc., Class A	2,586	299,666
Xperi Holding Corp.	4,752	89,860
Zscaler Inc. (a)	900	289,197
Zuora Inc., Class A (a)	5,051	94,353
		36,391,340
Technology Distributors - 0.0% *
Arrow Electronics Inc. (a)	867	116,412
Avnet Inc.	1,000	41,230
CDW Corp.	1,500	307,170
ePlus Inc. (a)	1,196	64,441
Insight Enterprises Inc. (a)	1,571	167,469
PC Connection Inc.	447	19,279
ScanSource Inc. (a)	1,078	37,816
SYNNEX Corp.	400	45,744
		799,561
Technology Hardware, Storage & Peripherals - 1.8%
3D Systems Corp. (a)	5,937	127,883
Apple Inc.	175,851	31,225,862
Avid Technology Inc. (a)	1,555	50,647
Corsair Gaming Inc. (a)	1,400	29,414
Dell Technologies Inc., Class C (a)	3,000	168,510
Diebold Nixdorf Inc. (a)	3,545	32,082
Eastman Kodak Co. (a)	2,100	9,828
Hewlett Packard Enterprise Co.	15,500	244,435
HP Inc.	13,200	497,244
NetApp Inc.	2,500	229,975
Pure Storage Inc., Class A (a)	2,900	94,395
Quantum Corp. (a)	2,600	14,352
Super Micro Computer Inc. (a)	2,122	93,262

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Turtle Beach Corp. (a)	800	$ 17,808
Western Digital Corp. (a)	3,600	234,756
Xerox Holdings Corp.	1,400	31,696
		33,102,149
Textiles - 0.0% *
Unifi Inc. (a)	800	18,520
Thrifts & Mortgage Finance - 0.1%
Axos Financial Inc. (a)	2,595	145,086
Blue Foundry Bancorp (a)	1,344	19,663
Bridgewater Bancshares Inc. (a)	1,010	17,867
Capitol Federal Financial Inc.	5,850	66,281
Columbia Financial Inc. (a)	2,000	41,720
Enact Holdings Inc.	709	14,655
Essent Group Ltd.	4,945	225,146
Federal Agricultural Mortgage Corp., Class C	398	49,324
Finance Of America Companies Inc., Class A (a)	887	3,521
Flagstar Bancorp Inc.	2,365	113,378
FS Bancorp Inc.	342	11,501
Hingham Institution for Savings	60	25,193
Home Bancorp Inc.	359	14,902
Kearny Financial Corp.	3,300	43,725
Luther Burbank Corp.	741	10,404
Merchants Bancorp	540	25,558
MGIC Investment Corp.	3,600	51,912
Mr Cooper Group Inc. (a)	2,968	123,498
New York Community Bancorp Inc.	5,200	63,492
NMI Holdings Inc., Class A (a)	3,791	82,833
Northfield Bancorp Inc.	2,100	33,936
Northwest Bancshares Inc.	5,525	78,234
Ocwen Financial Corp. (a)	295	11,791
PCSB Financial Corp.	617	11,748
PennyMac Financial Services Inc.	1,499	104,600
Pioneer Bancorp Inc. (a)	646	7,313
Premier Financial Corp.	1,605	49,611
Provident Bancorp Inc.	555	10,323
Provident Financial Services Inc.	3,500	84,770
Radian Group Inc.	8,210	173,477
Rocket Companies Inc., Class A	1,600	22,400
Southern Missouri Bancorp Inc.	305	15,912
	Number of Shares	Fair Value
TFS Financial Corp.	400	$ 7,148
TrustCo Bank Corp.	784	26,115
Walker & Dunlop Inc.	1,334	201,274
Washington Federal Inc.	3,115	103,979
Waterstone Financial Inc.	857	18,734
WSFS Financial Corp.	2,132	106,856
		2,217,880
Tires & Rubber - 0.0% *
The Goodyear Tire & Rubber Co. (a)	12,626	269,186
Tobacco - 0.2%
22nd Century Group Inc. (a)	7,400	22,866
Altria Group Inc.	21,100	999,929
Philip Morris International Inc.	17,800	1,691,000
Turning Point Brands Inc.	700	26,446
Universal Corp.	1,048	57,556
Vector Group Ltd.	6,519	74,838
		2,872,635
Trading Companies & Distributors - 0.2%
Air Lease Corp.	1,200	53,076
Alta Equipment Group Inc. (a)	690	10,102
Applied Industrial Technologies Inc.	1,751	179,828
Beacon Roofing Supply Inc. (a)	2,538	145,554
BlueLinx Holdings Inc. (a)	442	42,326
Boise Cascade Co.	1,788	127,305
Custom Truck One Source Inc. (a)	2,600	20,800
DXP Enterprises Inc. (a)	1,000	25,670
EVI Industries Inc. (a)	303	9,463
Fastenal Co.	6,614	423,693
GATX Corp.	1,609	167,642
Global Industrial Co.	700	28,630
GMS Inc. (a)	1,939	116,553
H&E Equipment Services Inc.	1,500	66,405
Herc Holdings Inc.	1,138	178,154
Lawson Products Inc. (a)	219	11,990
McGrath RentCorp.	1,092	87,644
MRC Global Inc. (a)	3,939	27,100
MSC Industrial Direct Company Inc., Class A	498	41,862
NOW Inc. (a)	4,900	41,846
Rush Enterprises Inc., Class A	1,914	106,495
Rush Enterprises Inc., Class B	302	16,299
SiteOne Landscape Supply Inc. (a)	500	121,140

See Notes to Schedule of Investments and Notes to Financial Statements.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Textainer Group Holdings Ltd.	2,300	$ 82,133
Titan Machinery Inc. (a)	795	26,783
Transcat Inc. (a)	293	27,082
United Rentals Inc. (a)	800	265,832
Univar Solutions Inc. (a)	1,800	51,030
Veritiv Corp. (a)	653	80,038
Watsco Inc.	320	100,122
WESCO International Inc. (a)	2,034	267,654
WW Grainger Inc.	500	259,120
		3,209,371
Trucking - 0.2%
AMERCO	60	43,574
ArcBest Corp.	1,150	137,827
Avis Budget Group Inc. (a)	1,892	392,344
Covenant Transportation Group Inc. (a)	700	18,501
Daseke Inc. (a)	1,540	15,462
Heartland Express Inc.	2,226	37,441
HyreCar Inc. (a)	900	4,239
JB Hunt Transport Services Inc.	1,000	204,400
Knight-Swift Transportation Holdings Inc.	1,922	117,127
Landstar System Inc.	444	79,485
Lyft Inc., Class A (a)	3,300	141,009
Marten Transport Ltd.	3,007	51,600
Old Dominion Freight Line Inc.	1,200	430,056
PAM Transportation Services Inc. (a)	185	13,137
Ryder System Inc.	594	48,963
Saia Inc. (a)	1,214	409,154
Schneider National Inc., Class B	300	8,073
TuSimple Holdings Inc., Class A (a)	1,500	53,775
Uber Technologies Inc. (a)	18,406	771,764
Universal Logistics Holdings Inc.	100	1,886
US Xpress Enterprises Inc., Class A (a)	1,276	7,490
Werner Enterprises Inc.	2,805	133,686
XPO Logistics Inc. (a)	1,100	85,173
Yellow Corp. (a)	2,050	25,810
		3,231,976
Water Utilities - 0.1%
American States Water Co.	1,681	173,883
American Water Works Company Inc.	2,041	385,463
	Number of Shares	Fair Value
Artesian Resources Corp., Class A	390	$ 18,069
Cadiz Inc. (a)	1,600	6,176
California Water Service Group	2,396	172,176
Essential Utilities Inc.	2,800	150,332
Global Water Resources Inc.	607	10,380
Middlesex Water Co.	782	94,074
Pure Cycle Corp. (a)	694	10,132
SJW Group	1,253	91,720
The York Water Co.	537	26,732
		1,139,137
Wireless Telecommunication Services - 0.1%
Gogo Inc. (a)	2,516	34,042
Shenandoah Telecommunications Co.	2,400	61,200
Telephone & Data Systems Inc.	4,574	92,166
T-Mobile US Inc. (a)	6,736	781,241
United States Cellular Corp. (a)	800	25,216
		993,865
Total Common Stock (Cost $528,300,017)		632,004,397
Total Domestic Equity (Cost $528,300,017)		632,004,397
Foreign Equity - 23.4%
Common Stock - 23.2%
Advertising - 0.1%
Cheil Worldwide Inc.	793	15,243
CyberAgent Inc.	6,800	113,023
Dentsu Group Inc.	3,700	131,735
Focus Media Information Technology Company Ltd., Class A	10,900	14,038
Hakuhodo DY Holdings Inc.	2,800	46,588
Informa PLC (a)	25,224	176,495
Publicis Groupe S.A.	3,488	234,820
WPP PLC	18,280	277,181
		1,009,123
Aerospace & Defense - 0.2%
AECC Aviation Power Company Ltd., Class A	2,100	20,957
Airbus SE (a)	9,111	1,164,165
Aselsan Elektronik Sanayi Ve Ticaret AS	7,417	11,662

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
AviChina Industry & Technology Company Ltd. H Shares	35,000	$ 24,198
BAE Systems PLC	49,429	368,086
Bharat Electronics Ltd.	17,990	50,810
CAE Inc. (a)	5,300	133,890
Dassault Aviation S.A.	320	34,571
Elbit Systems Ltd.	344	59,573
Korea Aerospace Industries Ltd.	1,353	36,934
Kuang-Chi Technologies Company Ltd., Class A (a)	3,100	11,705
MTU Aero Engines AG	895	182,592
Rolls-Royce Holdings PLC (a)	127,757	212,632
Safran S.A.	5,272	645,456
Singapore Technologies Engineering Ltd.	19,900	55,501
Thales S.A.	1,794	152,602
		3,165,334
Agricultural & Farm Machinery - 0.0% *
CNH Industrial N.V.	15,696	304,691
Husqvarna AB B Shares	7,092	113,463
Kubota Corp.	15,800	350,356
		768,510
Agricultural Products - 0.0% *
Beijing Dabeinong Technology Group Company Ltd. A Shares	7,600	12,537
Charoen Pokphand Indonesia Tbk PT	106,200	44,336
IOI Corp. Bhd	35,700	31,964
Jiangxi Zhengbang Technology Company Ltd., Class A	4,100	6,228
Kuala Lumpur Kepong Bhd	6,000	31,368
New Hope Liuhe Company Ltd. A Shares (a)	3,200	7,654
Sime Darby Plantation Bhd	30,400	27,437
Tongwei Company Ltd. A Shares	3,500	24,746
Wilmar International Ltd.	32,606	100,129
		286,399
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC	18,679	58,401
Deutsche Post AG	15,314	984,649
DSV Panalpina A/S	3,148	735,227
	Number of Shares	Fair Value
Hyundai Glovis Company Ltd.	269	$ 38,017
InPost S.A. (a)	2,639	31,805
SF Holding Company Ltd. A Shares	4,000	43,352
SG Holdings Company Ltd.	5,400	126,284
Yamato Holdings Company Ltd.	4,900	115,016
Yunda Holding Company Ltd., Class A	3,600	11,583
ZTO Express Cayman Inc. ADR	6,109	172,396
		2,316,730
Airlines - 0.0% *
Air Canada (a)	2,100	35,129
Air China Ltd. H Shares (a)	20,000	13,955
Air China Ltd. A Shares (a)	11,400	16,367
ANA Holdings Inc. (a)	1,900	39,673
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	10,062
China Southern Airlines Company Ltd., Class H (a)	14,000	8,386
China Southern Airlines Company Ltd., Class A (a)	11,600	12,423
Copa Holdings S.A., Class A (a)	300	24,798
Deutsche Lufthansa AG (a)	7,814	54,916
InterGlobe Aviation Ltd. (a)(d)	1,210	32,841
Japan Airlines Company Ltd. (a)	1,914	36,500
Korean Air Lines Company Ltd. (a)	2,443	60,317
Qantas Airways Ltd. (a)	11,989	43,670
Singapore Airlines Ltd. (a)	17,700	65,514
		454,551
Airport Services - 0.0% *
Aena SME S.A. (a)(d)	1,143	180,415
Aeroports de Paris (a)	355	45,740
Airports of Thailand PCL NVDR (a)	61,672	112,618
Auckland International Airport Ltd. (a)	21,206	111,794
Beijing Capital International Airport Company Ltd. H Shares (a)	20,000	12,237
Grupo Aeroportuario del Pacifico SAB de C.V. B Shares	5,300	73,073

See Notes to Schedule of Investments and Notes to Financial Statements.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,955	$ 61,043
Malaysia Airports Holdings Bhd (a)	11,400	16,364
Shanghai International Airport Company Ltd., Class A (a)	1,300	9,545
Sydney Airport (a)	22,296	140,705
		763,534
Alternative Carriers - 0.0% *
Telesat Corp. (a)	529	15,166
Aluminum - 0.0% *
Aluminum Corp. of China Ltd. H Shares (a)	48,000	26,536
Aluminum Corp. of China Ltd. A Shares (a)	17,600	16,855
China Hongqiao Group Ltd.	32,000	33,780
Constellium SE (a)	6,022	107,854
Hindalco Industries Ltd.	22,412	143,377
Norsk Hydro ASA	22,595	178,130
Press Metal Aluminium Holdings Bhd	47,800	66,319
Shandong Nanshan Aluminum Company Ltd., Class A	14,700	10,888
Yunnan Aluminium Company Ltd. A Shares (a)	4,900	8,607
		592,346
Apparel Retail - 0.1%
Fast Retailing Company Ltd.	900	510,434
Hennes & Mauritz AB, Class B	11,161	219,526
Industria de Diseno Textil S.A.	16,813	545,486
Mr Price Group Ltd.	3,810	47,625
Topsports International Holdings Ltd. (d)	21,000	21,252
		1,344,323
Apparel, Accessories & Luxury Goods - 0.6%
adidas AG	2,941	846,829
Bosideng International Holdings Ltd.	46,000	28,970
Burberry Group PLC	6,793	167,224
Capri Holdings Ltd. (a)	1,700	110,347
Cie Financiere Richemont S.A.	8,069	1,212,808
Essilor International Cie Generale d'Optique S.A.	4,436	944,554
F&F Company Ltd. (a)	26	20,669
FF Group (a)(c)**	1,860	—
	Number of Shares	Fair Value
Gildan Activewear Inc.	3,300	$ 140,109
Hermes International	489	854,155
Kering S.A.	1,159	931,705
Li Ning Company Ltd.	31,319	342,865
LPP S.A.	15	64,014
lululemon athletica Inc. (a)	1,353	529,632
LVMH Moet Hennessy Louis Vuitton SE	4,299	3,554,173
Moncler S.p.A.	3,140	228,603
Page Industries Ltd.	81	44,045
Pandora A/S	1,525	190,128
Shenzhou International Group Holdings Ltd.	11,600	223,034
The Swatch Group AG	1,172	189,058
Titan Company Ltd.	4,970	168,645
		10,791,567
Application Software - 0.3%
Agora Inc. ADR (a)	700	11,347
Atlassian Corp. plc, Class A (a)	1,560	594,812
AVEVA Group PLC	2,054	94,701
Beijing Kingsoft Office Software Inc. A Shares	192	8,001
China Youzan Ltd. (a)	220,000	15,238
Constellation Software Inc.	310	575,982
Dassault Systemes SE	10,253	609,919
Hundsun Technologies Inc., Class A	1,120	10,946
Iflytek Company Ltd. A Shares	1,900	15,689
Kingdee International Software Group Company Ltd. (a)	36,000	110,822
Lightspeed Commerce Inc. (a)	1,800	72,789
Nemetschek SE	976	125,198
Nice Ltd. (a)	968	295,992
Open Text Corp.	4,500	213,894
SAP SE	16,163	2,295,732
Sapiens International Corp. N.V.	1,568	54,018
Shanghai Baosight Software Company Ltd., Class A	1,200	11,479
Sinch AB (a)(d)	8,854	112,559
Temenos AG	1,130	156,326
The Sage Group PLC	16,060	185,462
Thunder Software Technology Company Ltd., Class A	500	10,884
Weimob Inc. (a)(d)	25,000	25,301
WiseTech Global Ltd.	2,493	106,178
Xero Ltd. (a)	2,042	209,987

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Yonyou Network Technology Company Ltd., Class A	2,600	$ 14,670
		5,937,926
Asset Management & Custody Banks - 0.2%
3i Group PLC	14,928	292,977
Abrdn PLC	36,888	120,361
Amundi S.A. (d)	803	66,251
Bangkok Commercial Asset Management PCL NVDR	36,429	23,555
Brookfield Asset Management Inc., Class A	21,800	1,318,372
China Cinda Asset Management Company Ltd. H Shares	104,556	19,044
China Huarong Asset Management Company Ltd. H Shares (a)(c)(d)	82,000	5,364
EQT AB	4,533	246,831
Hargreaves Lansdown PLC	6,037	110,796
HDFC Asset Management Company Ltd. (d)	986	32,445
IGM Financial Inc.	1,077	38,897
Janus Henderson Group PLC	1,900	79,686
Julius Baer Group Ltd.	3,383	227,155
Magellan Financial Group Ltd.	1,867	28,831
Noah Holdings Ltd. (a)	600	18,414
Onex Corp.	1,300	102,176
Partners Group Holding AG	350	580,996
Reinet Investments SCA	1,963	35,180
Schroders PLC	2,114	101,934
St. James's Place PLC	8,229	187,639
		3,636,904
Auto Parts & Equipment - 0.2%
Adient PLC (a)	4,320	206,842
Aisin Seiki Company Ltd.	2,000	76,592
Aptiv PLC (a)	3,100	511,345
Bharat Forge Ltd.	3,331	31,271
Changzhou Xingyu Automotive Lighting Systems Company Ltd., Class A	300	9,636
Continental AG (a)	1,676	177,463
Denso Corp.	6,700	554,421
Faurecia S.A.	1,566	74,493
Fuyao Glass Industry Group Company Ltd. H Shares (d)	9,356	48,362
Fuyao Glass Industry Group Company Ltd., Class A	1,100	8,154
	Number of Shares	Fair Value
Hanon Systems	2,623	$ 29,678
Huayu Automotive Systems Company Ltd. A Shares	1,068	4,753
Hyundai Mobis Company Ltd.	915	195,893
Koito Manufacturing Company Ltd.	1,800	95,193
Magna International Inc.	4,435	359,357
Mianyang Fulin Precision Company Ltd. A Shares (a)	500	2,312
Minth Group Ltd.	12,000	52,871
Motherson Sumi Systems Ltd.	17,903	53,780
Ningbo Tuopu Group Company Ltd. A Shares	800	6,668
Stanley Electric Company Ltd.	1,500	37,502
Sumitomo Electric Industries Ltd.	12,666	164,931
Valeo	3,883	117,370
		2,818,887
Automobile Manufacturers - 0.6%
Astra International Tbk PT	278,100	111,220
Bayerische Motoren Werke AG	5,102	513,418
BYD Company Ltd. H Shares	10,500	359,055
BYD Company Ltd. A Shares	1,700	71,678
Chongqing Changan Automobile Company Ltd. A Shares	3,857	9,213
Daimler AG	13,227	1,016,671
Dongfeng Motor Group Company Ltd. H Shares	40,000	33,247
Ferrari N.V.	1,942	502,421
Ford Otomotiv Sanayi A/S	1,078	19,328
Geely Automobile Holdings Ltd.	82,000	224,029
Great Wall Motor Company Ltd. H Shares	42,033	144,490
Great Wall Motor Company Ltd., Class A	2,600	19,846
Guangzhou Automobile Group Company Ltd. H Shares	42,000	41,427
Honda Motor Company Ltd.	25,200	706,839
Hyundai Motor Co.	1,887	331,763
Isuzu Motors Ltd.	9,800	121,782
Kia Motors Corp.	3,627	250,801
Li Auto Inc. ADR (a)	7,600	243,960
Mahindra & Mahindra Ltd.	12,179	137,157
Maruti Suzuki India Ltd.	1,872	187,021
Mazda Motor Corp. (a)	7,500	57,640
NIO Inc. ADR (a)	18,723	593,145

See Notes to Schedule of Investments and Notes to Financial Statements.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Nissan Motor Company Ltd. (a)	35,400	$ 170,859
Renault S.A. (a)	3,258	113,169
SAIC Motor Corp. Ltd. A Shares	8,800	28,549
Stellantis N.V.	31,389	595,616
Subaru Corp.	9,400	167,911
Suzuki Motor Corp.	5,600	215,383
Tata Motors Ltd. (a)	23,084	149,803
Toyota Motor Corp.	164,200	3,002,241
Volkswagen AG	545	160,150
XPeng Inc. ADR (a)	5,400	271,782
		10,571,614
Automotive Retail - 0.0% *
Abu Dhabi National Oil Co for Distribution PJSC	36,063	41,924
China Meidong Auto Holdings Ltd.	8,000	41,250
Hotai Motor Company Ltd.	3,863	85,730
PTT Oil & Retail Business PCL NVDR	42,408	34,277
USS Company Ltd.	2,900	45,229
Vibra Energia S.A.	15,900	61,088
Zhongsheng Group Holdings Ltd.	8,500	66,288
		375,786
Biotechnology - 0.2%
3SBio Inc. (a)(d)	22,500	18,759
Affimed N.V. (a)	5,000	27,600
Akeso Inc. (a)(d)	4,000	17,444
Alkermes PLC (a)	7,311	170,054
Alteogen Inc. (a)	335	21,333
Arbutus Biopharma Corp. (a)	3,853	14,988
Argenx SE (a)	701	251,350
BeiGene Ltd. ADR (a)	600	162,558
Beijing Tiantan Biological Products Corporation Ltd., Class A	1,500	6,831
Beijing Wantai Biological Pharmacy Enterprise Company Ltd. A Shares	400	13,933
BGI Genomics Company Ltd., Class A	800	11,046
Biocon Ltd. (a)	5,557	27,260
Celltrion Inc.	1,379	229,688
Chongqing Zhifei Biological Products Company Ltd., Class A	1,500	29,391
	Number of Shares	Fair Value
CSL Ltd.	7,408	$ 1,565,814
CureVac N.V. (a)	800	27,448
Genmab A/S (a)	1,010	406,146
Green Cross Corp.	80	14,671
Grifols S.A.	4,001	76,780
Hualan Biological Engineering Inc. A Shares	2,038	9,339
I-Mab ADR (a)	500	23,695
Imeik Technology Development Company Ltd. A Shares	100	8,431
Innovent Biologics Inc. (a)(d)	16,500	102,116
Prothena Corporation PLC (a)	1,734	85,659
Seegene Inc.	451	23,143
Shanghai RAAS Blood Products Company Ltd., Class A	17,600	18,876
Shenzhen Kangtai Biological Products Company Ltd., Class A	500	7,748
SK Bioscience Company Ltd. (a)	285	53,943
Walvax Biotechnology Company Ltd., Class A	1,400	12,373
Zai Lab Ltd. ADR (a)	1,100	69,135
		3,507,552
Brewers - 0.1%
AMBEV S.A.	65,000	179,946
Anheuser-Busch InBev S.A.	11,760	711,067
Asahi Group Holdings Ltd.	7,000	271,964
Budweiser Brewing Company APAC Ltd. (d)	21,900	57,445
Carlsberg A/S, Class B	1,538	265,612
China Resources Beer Holdings Company Ltd.	20,000	163,796
Chongqing Brewery Company Ltd., Class A (a)	600	14,278
Cia Cervecerias Unidas S.A.	2,774	22,563
Heineken Holding N.V.	1,933	178,384
Heineken N.V.	3,991	448,682
Kirin Holdings Company Ltd.	12,600	202,095
Tsingtao Brewery Company Ltd. H Shares	6,924	64,832
Tsingtao Brewery Company Ltd., Class A	800	12,455
		2,593,119
Broadcasting - 0.0% *
Vivendi SE	13,017	176,007

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Building Products - 0.2%
AGC Inc.	3,200	$ 152,560
Allegion plc	1,000	132,440
Assa Abloy AB, Class B	15,434	470,835
Beijing New Building Materials PLC, Class A	1,600	9,015
Caesarstone Ltd.	1,400	15,876
China Lesso Group Holdings Ltd.	16,494	23,695
Cie de Saint-Gobain	7,797	548,586
Daikin Industries Ltd.	3,800	860,944
Geberit AG	552	451,463
Guangdong Kinlong Hardware Products Company Ltd., Class A	200	5,711
Kingspan Group PLC	2,361	281,918
Lixil Corp.	4,500	119,773
Nibe Industrier AB B Shares	21,892	330,658
ROCKWOOL International A/S B Shares	113	49,414
TOTO Ltd.	2,400	110,251
Trane Technologies PLC	2,727	550,936
Xinyi Glass Holdings Ltd.	24,000	60,028
		4,174,103
Cable & Satellite - 0.0% *
Cyfrowy Polsat S.A.	3,840	33,080
Grupo Televisa SAB	33,400	62,916
Megacable Holdings SAB de C.V.	2,930	9,987
MultiChoice Group	5,902	45,126
Quebecor Inc., Class B	2,200	49,725
Shaw Communications Inc., Class B	6,900	209,707
		410,541
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	9,244	292,828
Crown Resorts Ltd. (a)	4,846	42,138
Entain PLC (a)	8,938	203,745
Evolution Gaming Group AB (d)	2,644	375,610
Flutter Entertainment PLC (a)	2,562	404,977
Galaxy Entertainment Group Ltd. (a)	36,000	186,550
GAN Ltd. (a)	1,900	17,461
Genting Bhd	33,700	37,777
Genting Malaysia Bhd	50,800	35,119
Genting Singapore Ltd.	79,100	45,472
Kangwon Land Inc. (a)	1,337	27,049
	Number of Shares	Fair Value
La Francaise des Jeux SAEM (d)	1,257	$ 55,663
Melco Resorts & Entertainment Ltd. ADR (a)	2,800	28,504
NEOGAMES S.A. (a)	496	13,779
OPAP S.A.	2,688	38,118
Sands China Ltd. (a)	32,800	76,401
Tabcorp Holdings Ltd.	37,435	136,630
		2,017,821
Coal & Consumable Fuels - 0.0% *
Adaro Energy Tbk PT	205,600	32,457
Cameco Corp.	6,700	146,290
China Shenhua Energy Company Ltd. H Shares	45,490	106,660
China Shenhua Energy Company Ltd., Class A	7,500	26,561
Coal India Ltd.	22,001	43,226
Exxaro Resources Ltd.	3,343	32,020
Shaanxi Coal Industry Company Ltd., Class A	6,700	12,854
Shanxi Coking Coal Energy Group Company Ltd., Class A	3,800	4,942
United Tractors Tbk PT	21,200	32,947
Uranium Energy Corp. (a)	11,600	38,860
Washington H Soul Pattinson & Company Ltd.	2,988	64,326
Yanzhou Coal Mining Company Ltd. H Shares	22,000	43,739
Yanzhou Coal Mining Company Ltd., Class A	2,300	8,511
		593,393
Commercial Printing - 0.0% *
Cimpress PLC (a)	742	53,135
Dai Nippon Printing Company Ltd.	3,000	75,368
Toppan Printing Company Ltd.	3,500	65,529
		194,032
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	1,361	25,521
Asahi Kasei Corp.	19,100	179,298
Barito Pacific Tbk PT	363,200	21,788
Berger Paints India Ltd.	3,118	32,371
Do-Fluoride New Materials Company Ltd., Class A	400	2,830
Formosa Chemicals & Fibre Corp.	49,000	143,102

See Notes to Schedule of Investments and Notes to Financial Statements.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Formosa Plastics Corp.	53,000	$ 199,227
Guangzhou Tinci Materials Technology Company Ltd., Class A	930	16,767
Hanwha Solutions Corp. (a)	1,814	54,172
Hengli Petrochemical Company Ltd., Class A	4,500	16,255
Hengyi Petrochemical Company Ltd., Class A	4,700	7,849
Huafon Chemical Company Ltd., Class A	4,900	8,045
Hubei Xingfa Chemicals Group Company Ltd.	600	3,574
Indorama Ventures PCL NVDR	20,600	26,671
Inner Mongolia Yuan Xing Energy Company Ltd. (a)	2,700	3,100
Jiangsu Eastern Shenghong Company Ltd., Class A	3,800	11,557
Kingfa Sci & Tech Company Ltd. A Shares	7,000	13,848
Kumho Petrochemical Company Ltd.	277	38,681
LB Group Company Ltd. A Shares	2,100	9,441
LG Chem Ltd.	633	327,483
Lotte Chemical Corp.	251	45,819
Mesaieed Petrochemical Holding Co.	44,246	25,398
Mitsui Chemicals Inc.	3,100	83,184
Nan Ya Plastics Corp.	71,000	219,156
National Industrialization Co. (a)	3,424	18,203
National Petrochemical Co.	2,261	24,089
Orbia Advance Corp. SAB de C.V.	15,100	38,567
Orica Ltd.	7,017	69,842
Orion Engineered Carbons S.A. (a)	2,800	51,408
Petronas Chemicals Group Bhd	33,300	71,300
PTT Global Chemical PCL NVDR	33,158	58,316
Rongsheng Petrochemical Company Ltd., Class A	10,750	30,700
Sahara International Petrochemical Co.	5,043	56,415
Satellite Chemical Company Ltd., Class A	1,800	11,331
Saudi Basic Industries Corp.	12,517	386,739
Saudi Industrial Investment Group	3,017	25,032
	Number of Shares	Fair Value
Saudi Kayan Petrochemical Co. (a)	11,027	$ 49,989
Shenzhen Senior Technology Material Company Ltd., Class A	400	2,310
Sinoma Science & Technology Company Ltd., Class A	2,800	14,980
SK Chemicals Company Ltd.	130	16,294
SKC Company Ltd.	294	43,157
Skshu Paint Company Ltd., Class A	400	8,753
Tongkun Group Company Ltd. A Shares	3,400	11,324
Toray Industries Inc.	23,300	137,953
Tosoh Corp.	3,482	51,585
Tronox Holdings PLC, Class A	5,203	125,028
Yanbu National Petrochemical Co.	3,655	66,881
		2,885,333
Communications Equipment - 0.1%
Accton Technology Corp.	7,000	65,782
BYD Electronic International Company Ltd.	11,020	40,355
China Zhenhua Group Science & Technology Company Ltd., Class A	200	3,909
Nokia Oyj (a)	83,081	526,630
Shenzhen Sunway Communication Company Ltd., Class A	2,400	9,556
Telefonaktiebolaget LM Ericsson, Class B	44,962	495,564
Tianjin 712 Communication & Broadcasting Company Ltd., Class A	1,900	12,937
Yealink Network Technology Corporation Ltd., Class A	1,100	14,089
ZTE Corp. H Shares	10,000	27,385
ZTE Corp., Class A	4,400	23,180
		1,219,387
Computer & Electronics Retail - 0.0% *
GOME Retail Holdings Ltd. (a)	143,000	12,106
Hikari Tsushin Inc.	300	46,138
Suning.com Company Ltd. A Shares (a)	9,200	5,960
		64,204

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios S.A.	4,165	$ 111,638
Bouygues S.A.	3,856	138,085
China Communications Services Corp. Ltd. H Shares	23,733	11,568
China Conch Venture Holdings Ltd.	23,000	112,399
China National Chemical Engineering Company Ltd., Class A	7,200	13,587
China Railway Group Ltd. H Shares	53,000	28,008
China Railway Group Ltd. A Shares	19,600	17,846
China State Construction Engineering Corp. Ltd., Class A	46,900	36,877
China State Construction International Holdings Ltd.	30,000	37,287
Eiffage S.A.	1,404	144,431
Ferrovial S.A.	7,424	232,677
GS Engineering & Construction Corp.	896	29,848
Hyundai Engineering & Construction Company Ltd.	1,150	43,001
Kajima Corp.	6,000	68,829
Larsen & Toubro Ltd.	9,669	246,604
Metallurgical Corp. of China Ltd., Class A	20,200	12,166
Obayashi Corp.	8,600	66,467
Power Construction Corp. of China Ltd., Class A	16,300	20,711
Samsung Engineering Company Ltd. (a)	2,257	43,479
Shimizu Corp.	6,600	40,865
Skanska AB, Class B	5,728	148,169
Taisei Corp.	3,200	97,121
Vinci S.A.	8,306	877,589
WSP Global Inc.	1,800	261,674
		2,840,926
Construction Machinery & Heavy Trucks - 0.1%
Alstom S.A.	5,310	188,523
China CSSC Holdings Ltd., Class A	4,900	19,102
Daimler Truck Holding AG (a)	7,062	259,318
Doosan Bobcat Inc. (a)	628	21,528
Epiroc AB A Shares	10,092	255,481
	Number of Shares	Fair Value
Epiroc AB B Shares	6,572	$ 139,151
Hino Motors Ltd.	3,587	29,529
Hitachi Construction Machinery Company Ltd.	1,300	37,536
Hyundai Heavy Industries Company Ltd. (a)	588	46,793
KION Group AG	1,216	133,416
Knorr-Bremse AG	1,225	121,058
Komatsu Ltd.	13,400	313,429
Samsung Heavy Industries Company Ltd. (a)	8,098	38,625
Sany Heavy Equipment International Holdings Company Ltd.	13,000	12,573
Sany Heavy Industry Company Ltd. A Shares	9,000	32,269
Sinotruk Hong Kong Ltd.	12,500	19,240
Toyota Industries Corp.	2,200	175,572
Volvo AB B Shares	22,022	509,939
Volvo AB A Shares	2,659	62,438
Weichai Power Company Ltd. H Shares	28,401	55,590
Weichai Power Company Ltd., Class A	7,800	21,944
XCMG Construction Machinery Company Ltd., Class A	9,300	8,760
Zoomlion Heavy Industry Science & Technology Company Ltd. H Shares	14,748	9,288
Zoomlion Heavy Industry Science & Technology Company Ltd., Class A	8,700	9,809
		2,520,911
Construction Materials - 0.2%
ACC Ltd.	1,086	32,371
Ambuja Cements Ltd.	10,245	52,027
Anhui Conch Cement Company Ltd. H Shares	18,081	90,332
Anhui Conch Cement Company Ltd. A Shares	2,769	17,548
Asia Cement Corp.	29,000	46,434
Cemex SAB de C.V. (a)	213,900	146,223
China Jushi Company Ltd. A Shares	4,114	11,775
China National Building Material Company Ltd. H Shares	55,243	67,740
China Resources Cement Holdings Ltd.	34,000	25,687
CRH PLC	12,015	635,624

See Notes to Schedule of Investments and Notes to Financial Statements.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Grasim Industries Ltd.	3,673	$ 80,157
HeidelbergCement AG	2,495	168,877
Indocement Tunggal Prakarsa Tbk PT	18,100	15,367
James Hardie Industries PLC	6,824	274,365
LafargeHolcim Ltd.	8,054	411,120
POSCO Chemical Company Ltd.	437	52,936
Saudi Cement Co.	1,423	20,770
Semen Indonesia Persero Tbk PT	38,500	19,584
Shree Cement Ltd.	163	59,177
Taiwan Cement Corp.	69,000	119,709
The Siam Cement PCL NVDR	11,063	127,835
UltraTech Cement Ltd.	1,440	147,051
		2,622,709
Consumer Electronics - 0.2%
Garmin Ltd.	1,748	238,025
LG Electronics Inc. (a)	1,491	173,088
NavInfo Company Ltd. A Shares (a)	4,600	11,516
Panasonic Corp.	34,000	373,496
Sharp Corp.	2,800	32,120
Sony Corp.	19,500	2,451,153
TCL Technology Group Corp. A Shares	13,027	12,640
		3,292,038
Consumer Finance - 0.0% *
360 Finance Inc.	1,000	22,930
Bajaj Finance Ltd.	3,782	354,986
Cholamandalam Investment & Finance Company Ltd.	5,814	40,702
Krungthai Card PCL NVDR	11,056	19,610
Muangthai Capital PCL NVDR	13,200	23,215
Muthoot Finance Ltd.	1,609	32,373
SBI Cards & Payment Services Ltd. (a)	3,465	43,264
Shriram Transport Finance Company Ltd.	2,924	47,871
Srisawad Corp. PCL NVDR	7,600	14,049
		599,000
Copper - 0.0% *
Antofagasta PLC	6,659	120,723
First Quantum Minerals Ltd.	9,000	215,675
Jiangxi Copper Company Ltd. H Shares	14,782	23,662
KGHM Polska Miedz S.A.	2,111	73,014
	Number of Shares	Fair Value
Lundin Mining Corp.	8,900	$ 69,613
Southern Copper Corp.	2,090	128,974
		631,661
Data Processing & Outsourced Services - 0.1%
Adyen N.V. (a)(d)	306	804,363
Afterpay Ltd. (a)	3,322	200,491
Amadeus IT Group S.A. (a)	6,935	470,350
Computershare Ltd.	9,172	133,370
Edenred	3,803	175,456
EVERTEC Inc.	2,754	137,645
Fawry for Banking & Payment Technology Services S.A.E. (a)	14,097	11,495
GMO Payment Gateway Inc.	700	87,230
Nexi S.p.A. (a)(d)	7,899	125,668
Nuvei Corp. (a)(d)	1,000	64,917
Paysafe Ltd. (a)	4,400	17,204
StoneCo Ltd. A Shares (a)	3,000	50,580
TravelSky Technology Ltd. H Shares	17,000	28,608
Worldline S.A. (a)(d)	3,642	202,984
		2,510,361
Department Stores - 0.0% *
Central Retail Corp. PCL NVDR	21,729	20,815
Lojas Renner S.A.	14,432	63,324
Lotte Shopping Company Ltd.	146	10,710
Next PLC	2,032	224,308
SACI Falabella	9,370	30,562
Trent Ltd.	2,174	31,147
Woolworths Holdings Ltd.	15,382	49,982
		430,848
Distillers & Vintners - 0.2%
Anhui Gujing Distillery Company Ltd., Class B	2,000	28,475
Anhui Gujing Distillery Company Ltd., Class A	400	15,348
Becle SAB de C.V.	9,900	24,846
Beijing Shunxin Agriculture Company Ltd., Class A	1,400	8,406
Davide Campari-Milano N.V.	8,816	128,878
Diageo PLC	36,116	1,974,303
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	11,977
Jiangsu Yanghe Brewery Joint-Stock Company Ltd., Class A	1,300	33,676

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
JiuGui Liquor Company Ltd. A Shares	400	$ 13,367
Kweichow Moutai Company Ltd. A Shares	1,100	354,613
Luzhou Laojiao Company Ltd. A Shares	1,300	51,899
Pernod Ricard S.A.	3,235	778,075
Remy Cointreau S.A.	388	94,424
Shanghai Bairun Investment Holding Group Company Ltd., Class A	700	6,586
Shanxi Xinghuacun Fen Wine Factory Company Ltd., Class A	1,040	51,645
Sichuan Swellfun Company Ltd. A Shares	600	11,321
Treasury Wine Estates Ltd.	12,260	110,351
United Spirits Ltd. (a)	4,124	49,833
Wuliangye Yibin Company Ltd. A Shares	3,400	119,050
		3,867,073
Diversified Banks - 2.5%
ABN AMRO Group N.V. (d)	7,182	105,490
Absa Group Ltd.	9,810	93,767
Abu Dhabi Commercial Bank PJSC	39,867	92,584
Abu Dhabi Islamic Bank PJSC	26,861	50,240
Agricultural Bank of China Ltd. H Shares	331,717	114,029
Agricultural Bank of China Ltd. A Shares	82,747	38,257
Akbank T.A.S.	35,619	19,312
Al Rajhi Bank	17,067	644,604
Alinma Bank	14,586	93,086
Alpha Services & Holdings S.A. (a)	33,072	40,505
AMMB Holdings Bhd (a)	32,400	24,654
Arab National Bank	8,394	51,110
Australia & New Zealand Banking Group Ltd.	43,973	879,511
Axis Bank Ltd. (a)	31,452	287,100
Banco Bilbao Vizcaya Argentaria S.A.	102,821	613,872
Banco Bradesco S.A.	13,071	380
Banco de Chile	825,722	64,507
Banco de Credito e Inversiones S.A.	463	13,526
Banco do Brasil S.A.	9,700	50,241
Banco Inter S.A.	6,685	34,289
Banco Santander Brasil S.A.	4,300	23,144
	Number of Shares	Fair Value
Banco Santander Chile	705,020	$ 28,341
Banco Santander S.A.	267,813	895,550
Bancolombia S.A.	2,846	24,264
Bank AlBilad (a)	5,453	67,320
Bank Al-Jazira	7,456	38,329
Bank Central Asia Tbk PT	754,100	386,243
Bank Hapoalim BM	17,314	178,569
Bank Leumi Le-Israel BM	22,227	238,881
Bank Mandiri Persero Tbk PT	264,100	130,174
Bank Negara Indonesia Persero Tbk PT	110,300	52,238
Bank of Beijing Company Ltd., Class A	24,600	17,176
Bank of China Ltd. H Shares	1,070,868	385,970
Bank of China Ltd. A Shares	20,994	10,069
Bank of Communications Company Ltd. H Shares	114,127	68,948
Bank of Communications Company Ltd., Class A	31,400	22,763
Bank of Montreal	10,000	1,078,178
Bank of Shanghai Company Ltd., Class A	16,500	18,500
Bank of the Philippine Islands	23,360	42,215
Bank Polska Kasa Opieki S.A.	2,586	78,278
Bank Rakyat Indonesia Persero Tbk PT	939,809	271,013
Banque Saudi Fransi	7,977	100,392
Barclays PLC	261,122	661,375
BDO Unibank Inc.	35,820	84,786
BNP Paribas S.A.	17,386	1,201,505
BOC Hong Kong Holdings Ltd.	56,500	185,162
Boubyan Bank KSCP (a)	9,348	24,433
CaixaBank S.A.	67,575	185,507
Canadian Imperial Bank of Commerce	6,900	805,451
Capitec Bank Holdings Ltd.	1,116	142,633
Chang Hwa Commercial Bank Ltd.	60,770	37,340
China Bohai Bank Company Ltd. H Shares (d)	26,500	10,197
China CITIC Bank Corp. Ltd. H Shares	122,881	53,274
China Common Rich Renewable Energy Investments Ltd. (a)(c)**	64,000	—
China Construction Bank Corp. H Shares	1,295,000	896,964
China Construction Bank Corp., Class A	7,400	6,819
China Everbright Bank Company Ltd. H Shares	46,883	16,597

See Notes to Schedule of Investments and Notes to Financial Statements.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
China Everbright Bank Company Ltd. A Shares	26,920	$ 14,055
China Merchants Bank Company Ltd. H Shares	52,500	407,742
China Merchants Bank Company Ltd., Class A	18,900	144,773
China Minsheng Banking Corp. Ltd. H Shares	77,200	29,508
China Minsheng Banking Corporation Ltd., Class A	40,100	24,593
China Zheshang Bank Company Ltd., Class A	17,800	9,797
CIMB Group Holdings Bhd	92,230	120,656
Commercial International Bank Egypt S.A.E. (a)	16,486	55,607
Commerzbank AG (a)	16,921	128,713
Commonwealth Bank of Australia	27,454	2,016,004
Credicorp Ltd.	900	109,863
Credit Agricole S.A.	18,953	270,495
CTBC Financial Holding Company Ltd.	254,000	238,237
Danske Bank A/S	10,512	181,542
DBS Group Holdings Ltd.	27,910	676,142
DNB BANK ASA	14,281	327,134
Dubai Islamic Bank PJSC	24,182	35,420
E.Sun Financial Holding Company Ltd.	168,633	170,967
Emirates NBD Bank PJSC	35,482	130,894
Erste Group Bank AG	5,263	247,483
Eurobank Ergasias Services & Holdings S.A., Class A (a)	38,674	39,204
FinecoBank Banca Fineco S.p.A.	10,213	179,266
First Abu Dhabi Bank PJSC	60,786	311,787
First Financial Holding Company Ltd.	140,454	124,376
Grupo Financiero Banorte SAB de C.V., Class O	35,800	232,696
Grupo Financiero Inbursa SAB de CV, Class O (a)	32,600	39,059
Hana Financial Group Inc.	4,077	144,217
Hang Seng Bank Ltd.	11,700	214,152
Hong Leong Bank Bhd	9,600	42,907
Hong Leong Financial Group Bhd	2,087	8,687
HSBC Holdings PLC	316,072	1,920,688
Hua Nan Financial Holdings Company Ltd.	122,930	94,196
Huaxia Bank Company Ltd., Class A	13,700	12,065
	Number of Shares	Fair Value
ICICI Bank Ltd.	70,634	$ 703,293
Industrial & Commercial Bank of China Ltd. H Shares	750,505	423,563
Industrial & Commercial Bank of China Ltd., Class A	69,200	50,384
Industrial Bank Company Ltd. A Shares	19,200	57,488
Industrial Bank of Korea (a)	2,926	25,353
ING Groep N.V.	60,288	839,305
Intesa Sanpaolo S.p.A.	254,791	658,888
Israel Discount Bank Ltd. A Shares	19,649	132,197
Japan Post Bank Company Ltd.	5,300	48,556
KakaoBank Corp. (a)	971	48,193
KB Financial Group Inc.	5,407	250,166
KBC Group N.V.	3,839	329,436
Komercni banka A/S	1,164	49,805
Kotak Mahindra Bank Ltd.	7,777	187,908
Krung Thai Bank PCL NVDR	46,577	18,405
Kuwait Finance House KSCP	67,961	187,075
Lloyds Banking Group PLC	1,095,262	709,102
Malayan Banking Bhd	53,733	107,053
Masraf Al Rayan QSC	56,076	71,462
mBank S.A. (a)	39	4,192
Mediobanca Banca di Credito Finanziario S.p.A.	10,499	120,708
Mega Financial Holding Company Ltd.	150,276	193,093
Metropolitan Bank & Trust Co.	10,500	11,469
Mitsubishi UFJ Financial Group Inc.	188,900	1,025,085
Mizrahi Tefahot Bank Ltd.	2,398	92,456
Mizuho Financial Group Inc.	37,200	472,612
Moneta Money Bank A/S (d)	4,117	17,663
National Australia Bank Ltd.	50,894	1,067,152
National Bank of Canada	5,200	397,014
National Bank of Kuwait SAKP	98,441	324,717
National Commercial Bank	30,222	518,404
Natwest Group PLC	88,265	269,826
Nedbank Group Ltd.	6,210	68,100
Nordea Bank Abp	49,961	609,762
OTP Bank Nyrt (a)	3,222	165,028
Oversea-Chinese Banking Corporation Ltd.	52,130	440,813
Ping An Bank Company Ltd. A Shares	17,600	45,612
Postal Savings Bank of China Company Ltd. H Shares (d)	102,675	72,038
Postal Savings Bank of China Company Ltd., Class A	30,400	24,381

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	12,360	$ 137,787
Public Bank Bhd	203,000	202,708
Qatar International Islamic Bank QSC	9,351	23,654
Qatar Islamic Bank SAQ	17,164	86,409
Qatar National Bank QPSC	63,288	350,943
Raiffeisen Bank International AG	1,930	56,801
RHB Bank Bhd	24,035	30,981
Riyad Bank	18,953	136,806
Royal Bank of Canada	22,012	2,339,478
Santander Bank Polska S.A.	464	40,121
Sberbank of Russia PJSC ADR	37,269	598,167
Shanghai Pudong Development Bank Company Ltd., Class A	30,100	40,376
Shinhan Financial Group Company Ltd.	5,795	179,395
SinoPac Financial Holdings Company Ltd.	130,633	76,254
Skandinaviska Enskilda Banken AB, Class A	25,008	347,615
Societe Generale S.A.	12,474	428,471
Standard Bank Group Ltd.	17,005	149,177
Standard Chartered PLC	40,281	244,641
State Bank of India	24,794	153,579
Sumitomo Mitsui Financial Group Inc.	20,200	691,664
Sumitomo Mitsui Trust Holdings Inc.	5,200	173,537
Svenska Handelsbanken AB, Class A	22,322	241,271
Swedbank AB A Shares	13,885	279,269
Taishin Financial Holding Company Ltd	144,950	99,281
Taiwan Cooperative Financial Holding Company Ltd.	132,231	121,635
TCS Group Holding PLC GDR	1,671	140,899
The Bank of Nova Scotia	18,800	1,332,811
The Bank of NT Butterfield & Son Ltd.	2,269	86,472
The Commercial Bank PQSC	28,609	53,030
The Saudi British Bank	11,732	103,121
The Shanghai Commercial & Savings Bank Ltd.	51,000	87,098
The Siam Commercial Bank PCL NVDR	12,498	47,515
The Toronto-Dominion Bank	28,200	2,165,092
	Number of Shares	Fair Value
Turkiye Garanti Bankasi A/S	20,019	$ 16,989
Turkiye Is Bankasi AS C Shares	14,872	8,052
UniCredit S.p.A.	32,835	505,732
United Overseas Bank Ltd.	18,100	361,154
VTB Bank PJSC GDR	21,532	27,130
Westpac Banking Corp.	56,662	879,537
Woori Financial Group Inc.	7,293	77,915
Yes Bank Ltd. (a)	119,031	21,937
		44,464,848
Diversified Capital Markets - 0.2%
Banco BTG Pactual S.A.	16,108	60,731
Credit Suisse Group AG	40,772	397,003
Deutsche Bank AG (a)	31,794	398,368
Macquarie Group Ltd.	5,410	807,908
Mirae Asset Daewoo Company Ltd.	3,940	28,670
UBS Group AG	54,345	979,361
		2,672,041
Diversified Chemicals - 0.1%
Arkema S.A.	1,033	145,490
BASF SE	14,192	997,076
LANXESS AG	1,100	68,175
Mitsubishi Chemical Holdings Corp.	21,500	159,073
Mitsubishi Gas Chemical Companies Inc.	2,037	34,459
Ningxia Baofeng Energy Group Company Ltd., Class A	7,200	19,656
Nissan Chemical Corp.	2,100	121,818
Pidilite Industries Ltd.	2,160	71,562
Sasol Ltd. (a)	7,902	128,234
Solvay S.A.	1,247	144,929
SRF Ltd.	455	14,813
Sumitomo Chemical Company Ltd.	25,200	118,609
		2,023,894
Diversified Metals & Mining - 0.4%
African Rainbow Minerals Ltd.	1,464	21,210
Anglo American PLC	19,953	815,084
BHP Billiton Ltd.	45,625	1,376,624
BHP Group PLC	32,632	972,144
Boliden AB	4,589	177,400
China Minmetals Rare Earth Company Ltd., Class A	500	3,068

See Notes to Schedule of Investments and Notes to Financial Statements.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
China Molybdenum Company Ltd. H Shares	48,000	$ 25,304
China Molybdenum Company Ltd. A Shares	22,300	19,568
China Northern Rare Earth Group High-Tech Company Ltd., Class A	3,700	26,649
Ganfeng Lithium Company Ltd. A Shares	1,100	24,710
Ganfeng Lithium Company Ltd. H Shares (d)	3,600	56,658
GEM Company Ltd. A Shares	7,800	12,695
Glencore PLC	154,163	782,918
Grupo Mexico SAB de C.V. Series B	43,942	191,722
Ivanhoe Mines Ltd., Class A (a)	7,900	64,543
Korea Zinc Company Ltd.	121	52,013
Merdeka Copper Gold Tbk PT (a)	155,900	42,551
MMC Norilsk Nickel PJSC ADR	8,795	272,029
MMG Ltd. (a)	36,000	11,544
Rio Tinto Ltd.	5,711	415,675
Rio Tinto PLC	17,361	1,150,335
Saudi Arabian Mining Co. (a)	6,191	129,446
Shenghe Resources Holding Company Ltd., Class A	4,000	12,342
South32 Ltd.	71,400	208,165
Sumitomo Metal Mining Company Ltd.	3,800	143,546
Teck Resources Ltd., Class B	7,200	207,652
Tibet Summit Resources Company Ltd., Class A	500	2,961
Vedanta Ltd.	15,509	71,186
Zhejiang Huayou Cobalt Company Ltd., Class A	1,100	19,082
		7,308,824
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	55,733	60,542
Ayala Land Inc.	133,000	95,722
Barwa Real Estate Co.	35,703	30,006
Capitaland Investment Ltd. (a)	44,700	113,064
City Developments Ltd.	5,200	26,267
Daito Trust Construction Company Ltd.	1,100	125,804
Daiwa House Industry Company Ltd.	8,700	249,921
DLF Ltd.	7,407	38,905
ESR Cayman Ltd. (a)(d)	33,800	114,238
	Number of Shares	Fair Value
Lendlease Corporation Ltd.	9,191	$ 71,434
Mitsubishi Estate Company Ltd.	18,100	250,623
Mitsui Fudosan Company Ltd.	14,100	278,988
New World Development Company Ltd.	26,000	102,882
Nomura Real Estate Holdings Inc.	1,496	34,388
Shanghai Lujiazui Finance & Trade Zone Development Company Ltd., Class B	21,200	19,313
Sumitomo Realty & Development Company Ltd.	5,200	152,765
Sun Hung Kai Properties Ltd.	20,000	242,679
Swire Pacific Ltd., Class A	6,500	36,976
The Wharf Holdings Ltd.	20,000	61,439
UOL Group Ltd.	5,900	31,028
		2,136,984
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp.	30	90,791
Fibra Uno Administracion S.A. de C.V.	47,800	50,544
Gecina S.A.	780	109,014
Growthpoint Properties Ltd.	50,458	48,593
Land Securities Group PLC	11,910	125,245
Mirvac Group	66,405	140,494
Nomura Real Estate Master Fund Inc.	72	101,165
Stockland	40,308	124,257
The British Land Company PLC	14,943	107,472
The GPT Group	32,372	127,565
		1,025,140
Diversified Support Services - 0.0% *
Brambles Ltd.	21,964	169,750
Indian Railway Catering & Tourism Corporation Ltd.	2,500	27,973
Ritchie Bros Auctioneers Inc.	1,900	116,438
		314,161
Drug Retail - 0.0% *
Clicks Group Ltd.	3,581	70,797
Cosmos Pharmaceutical Corp.	300	44,106
Raia Drogasil S.A.	15,100	65,876
Tsuruha Holdings Inc.	500	47,935

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Welcia Holdings Company Ltd.	1,244	$ 38,782
		267,496
Education Services - 0.0% *
China Education Group Holdings Ltd.	15,000	24,358
China Yuhua Education Corporation Ltd. (d)	14,000	5,010
IDP Education Ltd.	2,744	69,127
New Oriental Education & Technology Group Inc. ADR (a)	22,200	46,620
TAL Education Group ADR (a)	6,100	23,973
		169,088
Electric Utilities - 0.4%
Adani Transmission Ltd. (a)	3,733	87,422
AusNet Services	24,041	44,921
Centrais Eletricas Brasileiras S.A.	4,100	24,593
CEZ A/S	2,329	88,143
Chubu Electric Power Company Inc.	10,900	114,722
CK Infrastructure Holdings Ltd.	8,500	54,131
CLP Holdings Ltd.	25,000	252,524
EDP - Energias de Portugal S.A.	42,476	233,404
Electricite de France S.A.	8,014	94,143
Elia Group S.A.	400	52,630
Emera Inc.	3,900	195,193
Endesa S.A.	5,370	123,357
Enel Americas S.A.	348,937	38,088
Enel Chile S.A.	262,988	9,198
Enel S.p.A.	125,667	1,006,933
Energisa S.A.	2,000	15,932
Equatorial Energia S.A.	12,800	51,958
Fortis Inc.	7,231	349,371
Fortum Oyj	6,787	208,314
HK Electric Investments & HK Electric Investments Ltd.	33,869	33,233
Hydro One Ltd. (d)	5,498	143,244
Iberdrola S.A.	88,530	1,048,040
Inter Rao UES PJSC (a)	467,243	26,665
Interconexion Electrica S.A. ESP	5,883	32,378
Korea Electric Power Corp. (a)	3,603	66,983
Manila Electric Co.	2,420	14,010
Mercury NZ Ltd.	8,826	36,981
	Number of Shares	Fair Value
Origin Energy Ltd.	29,884	$ 113,850
Orsted A/S (d)	2,909	371,484
PGE Polska Grupa Energetyczna S.A. (a)	9,640	19,283
Power Assets Holdings Ltd.	23,500	146,493
Power Grid Corporation of India Ltd.	43,774	120,365
Public Power Corp. S.A. (a)	353	3,773
Red Electrica Corporacion S.A.	7,275	157,396
Saudi Electricity Co.	11,799	75,362
SSE PLC	16,032	358,073
Tenaga Nasional Bhd	32,500	72,864
Terna Rete Elettrica Nazionale S.p.A.	21,437	173,426
The Kansai Electric Power Company Inc.	11,900	110,986
The Tata Power Company Ltd.	14,265	42,400
Tokyo Electric Power Company Holdings Inc. (a)	20,200	52,099
Verbund AG	1,150	129,339
		6,393,704
Electrical Components & Equipment - 0.3%
ABB Ltd.	25,377	972,021
Ballard Power Systems Inc. (a)	3,100	38,997
Contemporary Amperex Technology Company Ltd., Class A	2,000	184,933
Ecopro BM Company Ltd.	155	65,299
Eve Energy Company Ltd. A Shares	1,500	27,877
Fuji Electric Company Ltd.	2,100	114,524
Ginlong Technologies Company Ltd.	200	7,282
Gotion High-tech Company Ltd. A Shares (a)	1,800	14,507
Havells India Ltd.	4,012	75,398
Legrand S.A.	4,119	481,997
Nidec Corp.	6,900	810,108
nVent Electric plc	1,800	68,400
Prysmian S.p.A.	4,276	161,003
Schneider Electric SE	8,362	1,639,968
Sungrow Power Supply Company Ltd. A Shares	1,300	29,806
Sunwoda Electronic Company Ltd., Class A	800	5,304
Suzhou Maxwell Technologies Company Ltd., Class A	100	10,101
TBEA Company Ltd., Class A	4,200	13,982

See Notes to Schedule of Investments and Notes to Financial Statements.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
WEG S.A.	23,646	$ 140,008
Youngy Company Ltd., Class A (a)	200	4,093
Zhejiang Chint Electrics Company Ltd., Class A	1,800	15,254
Zhuzhou CRRC Times Electric Company Ltd. H Shares	7,900	45,751
		4,926,613
Electronic Components - 0.2%
AU Optronics Corp.	117,000	96,841
Beijing Yuanliu Hongyuan Electronic Technology Company Ltd., Class A	500	14,109
BOE Technology Group Company Ltd., Class A	36,100	28,669
Chaozhou Three-Circle Group Company Ltd., Class A	2,200	15,430
Delta Electronics Inc.	27,000	268,370
Delta Electronics Thailand PCL NVDR	4,382	54,045
Guangzhou Shiyuan Electronic Technology Company Ltd, Class A	800	10,241
Hamamatsu Photonics KK	2,100	133,854
Hirose Electric Company Ltd.	474	79,607
Ibiden Company Ltd.	1,800	106,917
Iljin Materials Company Ltd.	188	21,350
Innolux Corp.	132,000	93,512
Kingboard Holdings Ltd.	9,500	46,243
Kingboard Laminates Holdings Ltd.	13,549	23,044
Kyocera Corp.	4,900	305,817
L&F Company Ltd. (a)	287	53,694
Largan Precision Company Ltd.	1,000	89,095
Lens Technology Company Ltd. A Shares	4,960	17,924
LG Display Company Ltd. (a)	3,484	72,098
LG Innotek Company Ltd.	205	62,772
Lingyi iTech Guangdong Co., Class A (a)	8,000	9,259
Luxshare Precision Industry Company Ltd., Class A	6,100	47,196
Maxscend Microelectronics Company Ltd., Class A	380	19,529
Murata Manufacturing Company Ltd.	8,900	707,718
Nan Ya Printed Circuit Board Corp.	3,000	62,023
Omron Corp.	2,897	288,304
	Number of Shares	Fair Value
Samsung Electro-Mechanics Company Ltd.	783	$ 130,088
Samsung SDI Company Ltd. (a)	771	424,820
Sunny Optical Technology Group Company Ltd.	10,000	316,304
TDK Corp.	6,000	233,946
Unimicron Technology Corp.	17,000	141,938
Yageo Corp.	5,000	86,656
Zhen Ding Technology Holding Ltd.	10,665	38,741
		4,100,154
Electronic Equipment & Instruments - 0.2%
Azbil Corp.	2,100	95,558
Halma PLC	5,812	251,906
Hexagon AB B Shares	30,335	481,300
Keyence Corp.	3,000	1,883,027
Shimadzu Corp.	3,600	151,778
Westone Information Industry Inc., Class A	400	3,519
Wuhan Guide Infrared Company Ltd., Class A	2,500	9,518
Yokogawa Electric Corp.	3,000	54,032
Zhejiang Dahua Technology Company Ltd., Class A	2,800	10,339
		2,940,977
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings Inc.	10,500	41,481
Fabrinet (a)	1,686	199,740
Foxconn Industrial Internet Company Ltd., Class A	8,600	16,121
Foxconn Technology Company Ltd.	16,000	37,532
GoerTek Inc. A Shares	2,248	19,125
Hon Hai Precision Industry Company Ltd.	175,000	657,823
Venture Corporation Ltd.	3,600	48,894
Wingtech Technology Company Ltd. A Shares	1,200	24,400
Wuxi Lead Intelligent Equipment Company Ltd., Class A	640	7,485
		1,052,601
Environmental & Facilities Services - 0.0% *
China Everbright International Ltd.	53,000	42,556
GFL Environmental Inc.	2,700	102,238

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Rentokil Initial PLC	28,405	$ 224,683
		369,477
Fertilizers & Agricultural Chemicals - 0.1%
ICL Group Ltd	11,961	115,329
Nutrien Ltd.	8,800	662,395
PhosAgro PJSC GDR	1,969	42,491
PI Industries Ltd.	1,212	49,471
SABIC Agri-Nutrients Co.	2,992	140,738
Shandong Hualu Hengsheng Chemical Company Ltd., Class A	2,470	12,158
Sichuan New Energy Power Company Ltd. (a)	800	3,337
UPL Ltd.	7,047	70,825
Yara International ASA	2,788	140,691
		1,237,435
Financial Exchanges & Data - 0.2%
ASX Ltd.	2,956	199,657
B3 S.A. - Brasil Bolsa Balcao	86,100	172,200
Deutsche Boerse AG	2,926	489,467
East Money Information Company Ltd., Class A	9,320	54,389
Euronext N.V. (d)	1,442	149,636
Hithink RoyalFlush Information Network Company Ltd., Class A	500	11,368
Hong Kong Exchanges & Clearing Ltd.	18,600	1,086,469
Japan Exchange Group Inc.	8,500	185,863
London Stock Exchange Group PLC	5,066	475,512
Moscow Exchange Micex Pj (a)	17,461	35,643
Singapore Exchange Ltd.	10,736	74,061
TMX Group Ltd.	1,000	101,532
		3,035,797
Food Distributors - 0.0% *
Bid Corporation Ltd.	4,535	92,754
The SPAR Group Ltd.	2,566	26,869
		119,623
Food Retail - 0.3%
Alimentation Couche-Tard Inc.	12,600	528,678
Avenue Supermarts Ltd. (a)(d)	2,245	141,082
BGF retail Company Ltd.	77	9,425
BIM Birlesik Magazalar A/S	8,123	37,496
CP ALL PCL NVDR	83,191	146,932
	Number of Shares	Fair Value
Dino Polska S.A. (a)(d)	696	$ 63,428
Empire Company Ltd.	2,200	67,124
Endeavour Group Ltd.	22,732	111,394
Etablissements Franz Colruyt N.V.	706	29,915
George Weston Ltd.	1,269	147,339
HelloFresh SE (a)	2,522	193,706
ICA Gruppen AB	377	22,252
J Sainsbury PLC	29,640	110,722
Jeronimo Martins SGPS S.A.	4,802	109,763
Kesko Oyj B Shares	4,595	153,314
Kobe Bussan Company Ltd.	1,800	69,637
Koninklijke Ahold Delhaize N.V.	16,120	552,425
Lawson Inc.	600	28,397
Loblaw Companies Ltd.	2,619	214,886
Magnit PJSC GDR	4,801	72,015
Metro Inc.	3,776	201,243
Ocado Group PLC (a)	7,436	169,003
President Chain Store Corp.	8,000	79,083
Seven & I Holdings Company Ltd.	11,600	509,310
Shoprite Holdings Ltd.	7,170	93,839
Tesco plc	119,053	467,468
Woolworths Group Ltd.	19,538	539,936
X5 Retail Group N.V. GDR	1,834	48,546
		4,918,358
Footwear - 0.0% *
ANTA Sports Products Ltd.	15,276	229,053
Feng TAY Enterprise Company Ltd.	6,000	50,204
Pou Chen Corp.	35,000	41,936
Puma SE	1,611	196,943
		518,136
Forest Products - 0.0% *
Chengxin Lithium Group Company Ltd., Class A (a)	500	4,557
Svenska Cellulosa AB SCA B Shares	10,161	180,407
West Fraser Timber Company Ltd.	1,598	152,671
		337,635
Gas Utilities - 0.1%
Adani Gas Ltd.	3,752	86,906
AltaGas Ltd.	4,800	103,779
APA Group	19,878	145,390

See Notes to Schedule of Investments and Notes to Financial Statements.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Beijing Enterprises Holdings Ltd.	6,500	$ 22,427
Brookfield Infrastructure Corp., Class A	2,816	192,220
China Gas Holdings Ltd.	42,800	88,934
China Resources Gas Group Ltd.	14,000	79,102
Enagas S.A.	4,234	98,224
ENN Energy Holdings Ltd.	11,200	210,890
GAIL India Ltd.	22,988	39,955
Hong Kong & China Gas Company Ltd.	171,650	267,285
Indraprastha Gas Ltd.	3,071	19,433
Kunlun Energy Company Ltd.	56,000	52,507
Naturgy Energy Group S.A.	3,303	107,539
Osaka Gas Company Ltd.	6,400	105,652
Petronas Gas Bhd	10,949	47,307
Snam S.p.A.	30,751	185,341
Tokyo Gas Company Ltd.	6,300	112,810
		1,965,701
General Merchandise Stores - 0.1%
Canadian Tire Corporation Ltd., Class A	900	129,277
Dollarama Inc.	4,400	220,531
Don Quijote Holdings Company Ltd.	7,000	96,470
Magazine Luiza S.A.	40,524	52,528
Ryohin Keikaku Company Ltd.	3,300	50,264
Wesfarmers Ltd.	17,503	754,626
		1,303,696
Gold - 0.2%
Agnico Eagle Mines Ltd.	4,041	214,951
Aneka Tambang Tbk	160,400	25,322
AngloGold Ashanti Ltd.	5,786	119,164
Barrick Gold Corp.	27,400	521,688
Cia de Minas Buenaventura S.A.A. ADR (a)	3,800	27,816
Evolution Mining Ltd.	31,306	92,410
Franco-Nevada Corp.	2,911	403,159
Gold Fields Ltd.	12,333	134,566
Harmony Gold Mining Company Ltd.	6,485	27,061
Kinross Gold Corp.	21,300	123,771
Kirkland Lake Gold Ltd.	4,100	172,063
Newcrest Mining Ltd.	12,494	222,370
Northern Star Resources Ltd.	18,691	127,875
Novagold Resources Inc. (a)	10,700	73,402
Polymetal International PLC	5,386	95,675
	Number of Shares	Fair Value
Polyus PJSC GDR	977	$ 86,220
Shandong Gold Mining Company Ltd., Class A	3,000	8,879
Shandong Gold Mining Company Ltd. H Shares (d)	5,250	8,983
Wheaton Precious Metals Corp.	6,864	294,959
Zijin Mining Group Company Ltd. H Shares	81,119	96,557
Zijin Mining Group Company Ltd. A Shares	15,700	23,949
		2,900,840
Healthcare Distributors - 0.0% *
Amplifon S.p.A.	2,115	114,126
Celltrion Healthcare Company Ltd.	1,152	77,720
Huadong Medicine Company Ltd. A Shares	1,700	10,747
Medipal Holdings Corp.	2,405	45,007
Shanghai Pharmaceuticals Holding Company Ltd., Class H	9,000	17,062
Shanghai Pharmaceuticals Holding Company Ltd., Class A	4,200	13,124
Sinopharm Group Company Ltd. H Shares	19,200	41,767
		319,553
Healthcare Equipment - 0.3%
Ambu A/S, Class B	2,220	58,723
BioMerieux	554	78,688
Carl Zeiss Meditec AG	679	142,733
Cochlear Ltd.	1,103	173,314
DiaSorin S.p.A.	338	64,363
Fisher & Paykel Healthcare Corporation Ltd.	8,798	197,332
Getinge AB B Shares	3,838	167,486
GN Store Nord AS	2,102	132,190
Inmode Ltd. (a)	700	49,406
Jafron Biomedical Company Ltd. A Shares	600	5,029
Jiangsu Yuyue Medical Equipment & Supply Company Ltd., Class A	2,100	12,483
Koninklijke Philips N.V.	14,135	526,675
Lepu Medical Technology Beijing Company Ltd., Class A	2,300	8,185
LivaNova PLC (a)	2,439	213,242

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Medtronic PLC	15,300	$ 1,582,785
Microport Scientific Corp.	8,607	31,353
Novocure Ltd. (a)	1,100	82,588
Olympus Corp.	17,000	391,138
Shenzhen Mindray Bio-Medical Electronics Company Ltd., Class A	1,000	59,883
Siemens Healthineers AG (d)	4,330	324,103
Smith & Nephew PLC	13,449	235,624
Sonova Holding AG	840	329,860
Straumann Holding AG	159	338,016
Sysmex Corp.	2,600	351,092
Terumo Corp.	9,900	417,819
Venus MedTech Hangzhou Inc. H Shares (a)(d)	2,500	9,492
William Demant Holding A/S (a)	1,439	73,729
		6,057,331
Healthcare Facilities - 0.0% *
Aier Eye Hospital Group Company Ltd., Class A	4,549	30,245
Apollo Hospitals Enterprise Ltd.	1,395	94,083
Bangkok Dusit Medical Services PCL NVDR	136,372	93,895
Bumrungrad Hospital PCL NVDR	6,664	28,128
Dr Sulaiman Al Habib Medical Services Group Co.	735	31,597
Hygeia Healthcare Holdings Company Ltd. (d)	3,400	21,282
IHH Healthcare Bhd	23,300	41,052
Mouwasat Medical Services Co.	687	31,803
Orpea S.A.	690	69,129
Ramsay Health Care Ltd.	3,079	160,059
Rede D'Or Sao Luiz SA (d)	5,400	43,462
Ryman Healthcare Ltd.	5,655	47,428
		692,163
Healthcare Services - 0.0% *
Fresenius Medical Care AG & Company KGaA	3,131	203,451
Fresenius SE & Company KGaA	6,416	258,288
Guangzhou Kingmed Diagnostics Group Company Ltd., Class A	500	8,757
	Number of Shares	Fair Value
Jinxin Fertility Group Ltd. (a)(d)	16,500	$ 18,434
Meinian Onehealth Healthcare Holdings Company Ltd., Class A (a)	4,500	5,555
Ping An Healthcare & Technology Company Ltd. (a)(d)	5,800	21,091
Sonic Healthcare Ltd.	6,947	235,519
Topchoice Medical Corp., Class A (a)	300	9,388
		760,483
Healthcare Supplies - 0.1%
Alcon Inc.	7,710	683,208
Asahi Intecc Company Ltd.	2,800	60,083
Autobio Diagnostics Company Ltd. A Shares	631	5,464
Coloplast A/S, Class B	1,824	321,001
Hartalega Holdings Bhd	26,900	36,999
Hoya Corp.	5,700	846,919
Intco Medical Technology Company Ltd., Class A	600	5,457
Ovctek China Inc., Class A	600	5,413
Quotient Ltd. (a)	4,900	12,691
SD Biosensor Inc. (a)	94	4,420
Shandong Weigao Group Medical Polymer Company Ltd. H Shares	34,800	43,431
Sri Trang Gloves Thailand PCL NVDR	8,400	7,607
Top Glove Corporation Bhd	82,100	51,042
		2,083,735
Healthcare Technology - 0.0% *
Alibaba Health Information Technology Ltd. (a)	54,000	45,645
M3 Inc.	6,800	342,081
Winning Health Technology Group Company Ltd., Class A	4,200	11,070
		398,796
Heavy Electrical Equipment - 0.1%
Doosan Heavy Industries & Construction Company Ltd. (a)	3,808	65,349
Ming Yang Smart Energy Group Ltd., Class A	600	2,463
Mitsubishi Electric Corp.	28,100	355,902

See Notes to Schedule of Investments and Notes to Financial Statements.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
NARI Technology Company Ltd. A Shares	4,080	$ 25,683
Shanghai Electric Group Company Ltd., Class A	15,400	11,770
Siemens Energy AG (a)	6,699	171,331
Siemens Gamesa Renewable Energy S.A. (a)	4,051	97,065
Titan Wind Energy Suzhou Company Ltd., Class A	900	2,744
Vestas Wind Systems A/S	15,552	475,578
Xinjiang Goldwind Science & Technology Company Ltd. H Shares	7,400	14,446
Xinjiang Goldwind Science & Technology Company Ltd., Class A	7,300	18,907
		1,241,238
Highways & Railtracks - 0.1%
Atlantia S.p.A. (a)	8,324	165,230
Bangkok Expressway & Metro PCL NVDR	87,300	22,083
CCR S.A.	17,500	36,414
Getlink	7,447	123,305
Jiangsu Expressway Company Ltd. H Shares	24,000	24,596
Promotora y Operadora de Infraestructura SAB de C.V.	2,755	21,539
Shenzhen International Holdings Ltd.	15,725	16,338
Taiwan High Speed Rail Corp.	29,000	31,026
Transurban Group	46,963	471,876
Zhejiang Expressway Company Ltd. H Shares	28,000	24,961
		937,368
Home Building - 0.1%
Barratt Developments PLC	17,106	173,306
Berkeley Group Holdings PLC	1,901	122,947
Iida Group Holdings Company Ltd.	1,738	40,388
Open House Company Ltd.	1,100	57,505
Persimmon PLC	4,865	188,193
Sekisui Chemical Company Ltd.	6,400	106,819
Sekisui House Ltd.	9,458	202,786
Taylor Wimpey PLC	61,448	146,066
		1,038,010
Home Furnishing Retail - 0.0% *
Nitori Holdings Company Ltd.	1,300	194,455
	Number of Shares	Fair Value
Home Furnishings - 0.0% *
Nien Made Enterprise Company Ltd.	2,000	$ 29,819
Oppein Home Group Inc., Class A	500	11,598
		41,417
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	78,900	34,248
Kingfisher PLC	35,460	162,481
Via S/A (a)	19,900	18,757
		215,486
Hotels, Resorts & Cruise Lines - 0.0% *
Accor S.A. (a)	2,272	73,507
Asset World Corp. PCL NVDR (a)	101,200	14,057
Huazhu Group Ltd. ADR (a)	2,500	93,350
InterContinental Hotels Group PLC (a)	3,067	198,607
Minor International PCL NVDR (a)	43,034	37,037
Shanghai Jinjiang International Hotels Company Ltd., Class A	900	8,294
Tongcheng-Elong Holdings Ltd. (a)	13,200	24,449
Trip.com Group Ltd. ADR (a)	7,100	174,802
Whitbread PLC (a)	3,406	138,167
		762,270
Household Appliances - 0.0% *
Beijing Roborock Technology Company Ltd. A Shares	64	8,182
Coway Company Ltd.	794	49,694
Ecovacs Robotics Company Ltd. A Shares	400	9,495
Electrolux AB, Class B	3,010	72,974
Haier Smart Home Company Ltd. A Shares	6,300	29,613
Haier Smart Home Company Ltd. H Shares	31,000	131,017
Hang Zhou Great Star Industrial Company Ltd., Class A (a)	1,800	8,636
Rinnai Corp.	462	41,645
SEB S.A.	362	56,357
		407,613

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Household Products - 0.1%
Essity AB, Class B	9,340	$ 304,736
Henkel AG & Company KGaA	1,751	136,798
Kimberly-Clark de Mexico SAB de C.V., Class A	21,700	32,881
Lion Corp.	2,600	34,703
Reckitt Benckiser Group PLC	11,034	947,812
Unicharm Corp.	6,200	269,149
Unilever Indonesia Tbk PT	101,800	29,356
Vinda International Holdings Ltd.	3,000	7,311
		1,762,746
Human Resource & Employment Services - 0.1%
51job Inc. ADR (a)	400	19,572
Adecco Group AG	2,614	133,691
Benefit One Inc.	1,100	47,141
Persol Holdings Company Ltd.	3,000	87,013
Randstad N.V.	2,016	137,647
Recruit Holdings Company Ltd.	21,000	1,271,434
		1,696,498
Hypermarkets & Super Centers - 0.1%
Abdullah Al Othaim Markets Co.	496	14,294
Aeon Company Ltd.	9,975	234,660
Atacadao S.A.	5,900	16,154
Berli Jucker PCL NVDR	9,100	8,445
Carrefour S.A.	9,606	175,930
Cencosud S.A.	18,988	31,758
Coles Group Ltd.	20,440	266,605
E-MART Inc. (a)	268	34,042
Sun Art Retail Group Ltd.	36,000	14,453
Wal-Mart de Mexico SAB de C.V.	72,286	268,763
		1,065,104
Independent Power Producers & Energy Traders - 0.0% *
AC Energy Corp.	70,200	15,144
B Grimm Power PCL NVDR	8,800	10,669
CGN Power Company Ltd. H Shares (d)	152,000	46,207
China National Nuclear Power Company Ltd., Class A	11,500	15,010
China Power International Development Ltd.	56,000	37,710
China Resources Power Holdings Company Ltd.	26,000	87,041
	Number of Shares	Fair Value
Electricity Generating PCL NVDR	2,800	$ 14,711
Global Power Synergy PCL NVDR	8,700	23,114
Gulf Energy Development PCL NVDR	42,978	58,861
Huaneng Power International Inc., Class H	48,000	32,077
Huaneng Power International Inc., Class A	7,700	11,733
NTPC Ltd.	67,630	113,178
Ratch Group PCL NVDR	6,100	8,217
SDIC Power Holdings Company Ltd., Class A	7,400	13,348
Shenzhen Energy Group Company Ltd., Class A	5,900	7,515
Uniper SE	1,197	56,899
		551,434
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures Inc.	20,800	22,210
Ayala Corp.	3,270	53,290
China Baoan Group Company Ltd., Class A	1,200	2,723
CITIC Ltd.	79,000	78,024
CJ Corp.	187	13,120
CK Hutchison Holdings Ltd.	41,000	264,523
DCC PLC	1,664	136,355
Far Eastern New Century Corp.	44,000	46,597
Fosun International Ltd.	37,000	39,913
Grupo Carso SAB de C.V.	7,900	25,551
GT Capital Holdings Inc.	1,070	11,331
HAP Seng Consolidated Bhd	11,200	20,701
Hitachi Ltd.	15,000	811,515
Industries Qatar QSC	20,920	89,000
Investment AB Latour B Shares	1,958	79,736
Jardine Matheson Holdings Ltd.	3,600	198,036
JG Summit Holdings Inc.	36,620	38,062
Keppel Corporation Ltd.	19,300	73,297
KOC Holding A/S	3,897	8,328
LG Corp.	1,210	82,346
Lifco AB	3,950	118,101
Melrose Industries PLC	73,531	159,251
Samsung C&T Corp.	1,188	118,925
Siemens AG	11,838	2,055,404
Siemens Ltd.	1,001	31,798
Sime Darby Bhd	30,658	17,073

See Notes to Schedule of Investments and Notes to Financial Statements.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
SK Inc.	443	$ 93,538
SM Investments Corp.	2,720	50,301
Smiths Group PLC	6,679	142,887
The Bidvest Group Ltd.	4,477	53,143
Toshiba Corp.	6,300	258,773
Turkiye Sise ve Cam Fabrikalari AS	13,683	13,786
		5,207,638
Industrial Gases - 0.1%
Air Liquide S.A.	7,325	1,277,154
Taiyo Nippon Sanso Corp.	2,000	43,645
		1,320,799
Industrial Machinery - 0.4%
Airtac International Group	2,364	87,154
Alfa Laval AB	4,798	193,110
Atlas Copco AB B Shares	5,995	352,396
Atlas Copco AB A Shares A Shares	10,362	716,219
Daifuku Company Ltd.	1,700	138,769
FANUC Corp.	3,000	635,144
GEA Group AG	2,585	141,368
Haitian International Holdings Ltd.	9,655	26,812
Hiwin Technologies Corp.	3,090	34,232
Hoshizaki Corp.	700	52,581
Hyundai Heavy Industries Holdings Company Ltd.	678	30,628
Jiangsu Hengli Hydraulic Company Ltd., Class A	900	11,577
Kone Oyj B Shares	5,226	374,647
Kornit Digital Ltd. (a)	800	121,800
Kurita Water Industries Ltd.	1,307	61,971
Luoyang Xinqianglian Slewing Bearing Company Ltd., Class A	100	2,807
Luxfer Holdings PLC	1,133	21,878
Makita Corp.	3,400	144,173
MINEBEA MITSUMI Inc.	6,100	172,954
MISUMI Group Inc.	4,300	176,249
Mitsubishi Heavy Industries Ltd.	5,400	124,689
Miura Company Ltd.	1,200	41,266
NGK Insulators Ltd.	3,300	55,709
North Industries Group Red Arrow Company Ltd., Class A (a)	600	2,516
Pentair PLC	1,900	138,757
Rational AG	69	70,652
	Number of Shares	Fair Value
Sandvik AB	17,384	$ 485,009
Schindler Holding AG	949	255,376
Shenzhen Inovance Technology Company Ltd., Class A	1,950	21,036
SKF AB B Shares	6,427	152,266
SMC Corp.	900	606,409
Spirax-Sarco Engineering PLC	1,129	245,432
Techtronic Industries Company Ltd.	21,000	418,044
VAT Group AG (d)	412	205,469
Wartsila Oyj Abp	8,021	112,741
Wuxi Shangji Automation Company Ltd., Class A	200	5,252
Yaskawa Electric Corp.	3,700	181,217
Zhejiang Sanhua Intelligent Controls Company Ltd. A Shares	1,605	6,386
		6,624,695
Industrial REITs - 0.1%
Ascendas Real Estate Investment Trust	56,700	124,070
GLP J-Reit	72	124,361
Goodman Group	25,613	493,481
Mapletree Logistics Trust	54,936	77,423
Nippon Prologis REIT Inc.	35	123,703
Segro PLC	18,443	358,840
		1,301,878
Insurance Brokers - 0.0% *
Willis Towers Watson PLC	1,400	332,486
Integrated Oil & Gas - 0.6%
BP PLC	311,174	1,392,957
Cenovus Energy Inc.	20,023	245,859
China Petroleum & Chemical Corp. H Shares	338,000	157,375
China Petroleum & Chemical Corp., Class A	34,000	22,617
Ecopetrol S.A.	54,990	36,345
Eni S.p.A.	38,901	540,591
Equinor ASA	15,035	402,204
Galp Energia SGPS S.A.	6,696	64,877
Gazprom PJSC ADR	82,945	766,412
Guanghui Energy Company Ltd., Class A (a)	8,300	8,536
Imperial Oil Ltd.	4,100	148,076
LUKOIL PJSC ADR	5,804	519,579

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
MOL Hungarian Oil & Gas PLC	6,359	$ 49,444
Oil & Natural Gas Corporation Ltd.	35,532	68,066
OMV AG	2,480	140,872
PetroChina Company Ltd. H Shares	288,000	128,184
PetroChina Company Ltd., Class A	25,000	19,303
Petroleo Brasileiro S.A.	49,800	274,481
Polskie Gornictwo Naftowe i Gazownictwo S.A.	23,679	37,013
PTT PCL NVDR	131,145	149,184
Repsol S.A.	22,228	263,798
Rosneft Oil Company PJSC GDR	16,569	133,248
Royal Dutch Shell PLC A Shares	63,423	1,393,179
Royal Dutch Shell PLC B Shares	56,926	1,250,926
Saudi Arabian Oil Co. (d)	25,877	246,750
Suncor Energy Inc.	22,900	573,792
Surgutneftegas PJSC ADR	9,978	53,332
TOTAL SE	38,816	1,970,037
		11,057,037
Integrated Telecommunication Services - 0.4%
BCE Inc.	1,247	64,969
BT Group PLC	137,030	314,685
Cellnex Telecom S.A. (d)	7,843	456,477
China Tower Corp Ltd. H Shares (d)	574,000	63,317
Chunghwa Telecom Company Ltd.	53,071	223,471
Deutsche Telekom AG	51,494	954,511
Elisa Oyj	2,394	147,339
Emirates Telecommunications Group Co. PJSC	35,472	306,139
Hellenic Telecommunications Organization S.A.	2,744	50,723
HKT Trust & HKT Ltd.	49,815	66,963
Indus Towers Ltd.	7,535	25,169
Infrastrutture Wireless Italiane S.p.A. (d)	4,386	53,269
Koninklijke KPN N.V.	56,429	175,187
LG Uplus Corp.	2,853	32,640
Nippon Telegraph & Telephone Corp.	19,809	541,864
Ooredoo QPSC	7,473	14,408
Orange Polska S.A. (a)	10,421	21,848
Orange S.A.	30,641	327,995
	Number of Shares	Fair Value
Proximus SADP	1,964	$ 38,282
Sarana Menara Nusantara Tbk PT	425,200	33,563
Saudi Telecom Co.	8,508	254,714
Singapore Telecommunications Ltd.	126,300	217,347
Spark New Zealand Ltd.	31,777	98,338
Swisscom AG	396	223,653
Telecom Italia S.p.A.	130,382	64,379
Telefonica Brasil S.A.	6,987	60,449
Telefonica Deutschland Holding AG	13,264	36,820
Telefonica S.A.	87,396	382,838
Telekom Malaysia Bhd	21,200	27,988
Telenor ASA	11,730	184,364
Telesites SAB de C.V.	23,900	24,478
Telia Company AB	44,570	174,291
Telkom Indonesia Persero Tbk PT	704,900	199,810
Telstra Corporation Ltd.	63,516	193,030
TELUS Corp.	7,500	176,879
Tower Bersama Infrastructure Tbk PT	147,900	30,613
True Corporation PCL NVDR	95,700	13,694
United Internet AG	1,263	50,184
		6,326,688
Interactive Home Entertainment - 0.2%
Beijing Kunlun Tech Company Ltd. A Shares	2,800	10,193
Bilibili Inc. ADR (a)	2,300	106,720
Capcom Company Ltd.	2,300	54,087
CD Projekt S.A.	1,051	50,302
Embracer Group AB (a)	8,668	92,397
Kakao Games Corp. (a)	264	20,209
Kingsoft Corporation Ltd.	13,600	59,746
Koei Tecmo Holdings Company Ltd.	790	31,043
Konami Holdings Corp.	1,600	76,697
Krafton Inc. (a)	268	103,706
NCSoft Corp.	231	124,949
NetEase Inc.	27,970	565,047
Netmarble Corp. (d)	299	31,441
Nexon Company Ltd.	8,300	160,299
Nintendo Company Ltd.	1,700	792,019
Pearl Abyss Corp. (a)	415	48,281
Perfect World Company Ltd. A Shares	3,300	10,540
Playtika Holding Corp. (a)	1,200	20,748
Sea Ltd. ADR (a)	2,100	469,791

See Notes to Schedule of Investments and Notes to Financial Statements.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Square Enix Holdings Company Ltd.	1,100	$ 56,359
UbiSoft Entertainment S.A. (a)	1,236	60,538
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Ltd. A Shares	3,000	12,747
Zhejiang Century Huatong Group Company Ltd., Class A (a)	8,600	11,347
		2,969,206
Interactive Media & Services - 0.4%
Adevinta ASA (a)	3,612	48,046
Auto Trader Group PLC (d)	16,104	161,409
Autohome Inc. ADR	1,200	35,376
Baidu Inc. ADR (a)	3,800	565,402
Hello Group Inc. ADR	2,200	19,756
Info Edge India Ltd.	1,074	80,572
JOYY Inc. ADR	800	36,344
Kakaku.com Inc.	1,700	45,322
Kakao Corp. (a)	4,328	409,590
Kanzhun Ltd. (a)	500	17,440
Kuaishou Technology (a)(d)	5,600	51,753
Mail.Ru Group Ltd. GDR (a)	1,600	18,544
NAVER Corp.	1,714	545,740
REA Group Ltd.	897	109,329
Scout24 SE (d)	1,198	83,676
Seek Ltd.	5,659	134,869
Tencent Holdings Ltd.	78,975	4,627,295
Weibo Corp. ADR (a)	900	27,882
Yandex N.V. A Shares (a)	3,397	203,894
Yandex NV, Class A (a)	865	52,333
Z Holdings Corp.	40,996	237,599
		7,512,171
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. (a)	208,200	3,175,222
Allegro.eu S.A. (a)(d)	5,078	48,961
Americanas S.A. (a)	7,088	40,187
CJ ENM Company Ltd.	130	15,179
Dada Nexus Ltd. ADR (a)	900	11,844
Delivery Hero SE (a)(d)	2,482	276,608
Fiverr International Ltd. (a)	400	45,480
HengTen Networks Group Ltd. (a)	40,000	15,135
JD Health International Inc. (a)(d)	5,200	40,986
JD.com Inc. ADR (a)	11,914	834,814
	Number of Shares	Fair Value
Just Eat Takeaway.com N.V. (a)(d)	3,023	$ 166,628
Meituan, Class B (a)(d)	56,100	1,621,915
Mercari Inc. (a)	1,800	91,598
momo.com Inc.	1,000	58,734
Naspers Ltd., Class N	2,984	462,183
OZON HOLDINGS PLC ADR (a)	500	14,805
Pinduoduo Inc. ADR (a)	6,057	353,123
Prosus N.V.	14,425	1,206,194
Rakuten Inc. (a)	14,600	146,311
Start Today Company Ltd.	1,700	52,998
Vipshop Holdings Ltd. ADR (a)	6,234	52,366
Zalando SE (a)(d)	3,408	275,709
Zomato Ltd. (a)	12,102	22,369
		9,029,349
Internet Services & Infrastructure - 0.2%
Chindata Group Holdings Ltd. ADR (a)	500	3,295
GDS Holdings Ltd. ADR (a)	1,300	61,308
Kingsoft Cloud Holdings Ltd. ADR (a)	1,000	15,750
Shopify Inc., Class A (a)	1,753	2,417,118
Tucows Inc., Class A (a)	400	33,528
Vnet Group Inc. ADR (a)	1,700	15,351
Wix.com Ltd. (a)	1,500	236,685
		2,783,035
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Company Ltd. H Shares	42,000	24,135
China Galaxy Securities Company Ltd., Class A	9,200	16,189
China International Capital Corp. Ltd. A Shares	1,200	9,252
China International Capital Corporation Ltd. H Shares (d)	20,000	55,154
China Merchants Securities Company Ltd., Class A	5,100	14,155
CITIC Securities Company Ltd. H Shares	29,500	77,001
CITIC Securities Company Ltd., Class A	12,100	50,253
CSC Financial Company Ltd. A Shares	4,000	18,399
Daiwa Securities Group Inc.	24,300	136,889
Everbright Securities Company Ltd., Class A	3,600	8,452

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Founder Securities Company Ltd. A Shares	7,100	$ 8,753
Futu Holdings Ltd. ADR (a)	700	30,310
GF Securities Company Ltd. H Shares	14,200	27,066
GF Securities Company Ltd., Class A	7,000	27,068
Guosen Securities Company Ltd., Class A	6,800	12,276
Guotai Junan Securities Company Ltd., Class A	8,600	24,194
Haitong Securities Company Ltd. H Shares	36,400	32,262
Haitong Securities Company Ltd. A Shares	11,500	22,172
Huatai Securities Company Ltd H Shares (d)	19,400	32,299
Huatai Securities Company Ltd. A Shares	10,700	29,884
Industrial Securities Company Ltd., Class A	7,500	11,653
Korea Investment Holdings Company Ltd.	619	42,022
Meritz Securities Company Ltd.	3,415	14,795
NH Investment & Securities Company Ltd.	2,645	27,813
Nomura Holdings Inc.	47,000	204,767
Orient Securities Company Ltd., Class A	6,400	14,835
Samsung Securities Company Ltd.	803	30,330
SBI Holdings Inc.	4,100	111,619
SDIC Capital Company Ltd., Class A	7,900	10,212
Shenwan Hongyuan Group Company Ltd., Class A	26,200	21,095
Zheshang Securities Company Ltd. A Shares	4,800	9,949
Zhongtai Securities Company Ltd., Class A	7,200	11,288
		1,166,541
IT Consulting & Other Services - 0.5%
Accenture PLC, Class A	7,206	2,987,247
Bechtle AG	1,101	78,804
Capgemini SE	2,472	605,805
CGI Inc. (a)	3,400	301,065
Chinasoft International Ltd.	38,000	49,521
Fujitsu Ltd.	3,000	514,003
Globant S.A. (a)	400	125,636
	Number of Shares	Fair Value
HCL Technologies Ltd.	15,106	$ 268,059
Infosys Ltd.	47,485	1,205,879
Itochu Techno-Solutions Corp.	1,232	39,585
Larsen & Toubro Infotech Ltd. (d)	704	69,438
Mindtree Ltd.	486	31,251
Mphasis Ltd.	439	20,060
NEC Corp.	3,740	172,458
Nomura Research Institute Ltd.	5,160	221,133
NTT Data Corp.	9,600	205,580
Obic Company Ltd.	1,100	206,331
Otsuka Corp.	1,500	71,512
Samsung SDS Company Ltd.	495	65,167
SCSK Corp.	1,800	35,780
Tata Consultancy Services Ltd.	12,836	645,524
Tech Mahindra Ltd.	8,835	212,812
TIS Inc.	3,800	113,022
Wipro Ltd.	18,940	182,264
		8,427,936
Leisure Facilities - 0.0% *
Oriental Land Company Ltd.	3,100	522,118
Shenzhen Overseas Chinese Town Company Ltd., Class A	7,300	8,082
Songcheng Performance Development Company Ltd. A Shares	2,387	5,375
		535,575
Leisure Products - 0.0% *
Bandai Namco Holdings Inc.	3,100	242,121
Giant Manufacturing Company Ltd.	4,000	49,879
HLB Inc. (a)	1,211	35,451
Shimano Inc.	1,100	292,875
Yamaha Corp.	2,300	113,247
		733,573
Life & Health Insurance - 0.5%
Aegon N.V.	30,101	150,376
AIA Group Ltd.	187,200	1,887,295
Athene Holding Ltd., Class A (a)	1,268	105,662
Bupa Arabia for Cooperative Insurance Co.	784	27,439
Cathay Financial Holding Company Ltd.	111,000	250,750

See Notes to Schedule of Investments and Notes to Financial Statements.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
China Development Financial Holding Corp.	234,392	$ 142,748
China Life Insurance Company Ltd. H Shares	99,000	164,062
China Life Insurance Company Ltd., Class A	3,900	18,454
China Taiping Insurance Holdings Company Ltd.	22,800	31,292
CNP Assurances	2,193	54,242
Dai-ichi Life Holdings Inc.	15,400	310,996
Discovery Ltd. (a)	5,989	53,875
Fubon Financial Holding Company Ltd.	105,364	290,573
Great-West Lifeco Inc.	4,681	140,673
HDFC Life Insurance Company Ltd. (d)	11,492	100,418
iA Financial Corporation Inc.	1,798	103,028
ICICI Prudential Life Insurance Company Ltd. (d)	4,609	34,771
Japan Post Holdings Company Ltd.	37,600	292,820
Japan Post Insurance Company Ltd.	2,600	41,770
Legal & General Group PLC	91,756	369,730
Manulife Financial Corp.	29,900	570,707
Medibank Private Ltd.	46,656	113,636
New China Life Insurance Company Ltd. H Shares	12,600	33,697
New China Life Insurance Company Ltd., Class A	1,600	9,783
NN Group N.V.	4,131	223,661
Old Mutual Ltd.	59,183	48,578
Phoenix Group Holdings PLC	11,059	97,842
Ping An Insurance Group Company of China Ltd. H Shares	86,000	619,384
Ping An Insurance Group Company of China Ltd., Class A	10,100	80,066
Poste Italiane S.p.A. (d)	8,847	116,102
Power Corporation of Canada	8,580	283,928
Prudential PLC	40,364	696,782
Rand Merchant Investment Holdings Ltd.	9,249	26,176
Samsung Life Insurance Company Ltd.	840	45,295
Sanlam Ltd.	24,658	91,710
SBI Life Insurance Company Ltd. (d)	6,361	102,343
Shin Kong Financial Holding Company Ltd.	182,263	72,794
Sun Life Financial Inc.	8,990	501,117
	Number of Shares	Fair Value
Swiss Life Holding AG	484	$ 296,939
T&D Holdings Inc.	9,100	116,323
		8,717,837
Life Sciences Tools & Services - 0.2%
Bachem Holding AG	81	63,651
Divi's Laboratories Ltd.	1,851	116,490
Eurofins Scientific SE	2,045	253,022
Genscript Biotech Corp. (a)	16,000	70,803
Hangzhou Tigermed Consulting Company Ltd., Class A	500	10,049
Hangzhou Tigermed Consulting Company Ltd. H Shares (d)	1,500	19,047
Joinn Laboratories China Company Ltd., Class A	560	10,165
Lonza Group AG	1,151	962,083
Pharmaron Beijing Company Ltd. H Shares (d)	1,600	24,689
Pharmaron Beijing Company Ltd. A Shares	800	17,772
QIAGEN N.V. (a)	6,187	344,332
Samsung Biologics Company Ltd. (a)(d)	230	174,713
Sartorius Stedim Biotech	423	232,052
WuXi AppTec Company Ltd. H Shares (d)	4,108	71,134
WuXi AppTec Company Ltd. A Shares	2,820	52,586
Wuxi Biologics Cayman Inc. (a)(d)	50,500	599,486
		3,022,074
Managed Healthcare - 0.0% *
Hapvida Participacoes e Investimentos S.A. (d)	16,035	29,882
Notre Dame Intermedica Participacoes S.A.	7,300	79,094
Triple-S Management Corp. B Shares (a)	960	34,253
		143,229
Marine - 0.1%
AP Moller - Maersk A/S, Class B	89	319,109
AP Moller - Maersk A/S, Class A	53	176,498
COSCO SHIPPING Holdings Company Ltd. H Shares (a)	42,682	82,777

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
COSCO SHIPPING Holdings Company Ltd., Class A (a)	13,910	$ 40,883
Costamare Inc.	2,856	36,128
Evergreen Marine Corporation Taiwan Ltd.	35,000	180,269
Hyundai Merchant Marine Company Ltd. (a)	3,495	79,088
Kuehne + Nagel International AG	832	268,826
MISC Bhd	19,075	32,280
Nippon Yusen KK	2,500	190,178
Pan Ocean Company Ltd.	2,918	13,280
Safe Bulkers Inc. (a)	3,039	11,457
SITC International Holdings Company Ltd.	18,000	65,108
Wan Hai Lines Ltd.	8,800	63,136
Yang Ming Marine Transport Corp. (a)	22,000	96,216
		1,655,233
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	7,151	70,254
China Merchants Port Holdings Company Ltd.	22,000	40,070
COSCO SHIPPING Ports Ltd.	32,000	27,788
International Container Terminal Services Inc.	10,850	42,555
Shanghai International Port Group Company Ltd., Class A	13,900	11,979
Westports Holdings Bhd	16,088	15,640
		208,286
Metal & Glass Containers - 0.0% *
CCL Industries Inc., Class B	2,500	134,248
Motorcycle Manufacturers - 0.0% *
Bajaj Auto Ltd.	983	42,967
Eicher Motors Ltd.	1,959	68,306
Hero MotoCorp Ltd.	1,723	57,068
Yadea Group Holdings Ltd. (d)	16,000	31,194
Yamaha Motor Company Ltd.	5,000	119,795
		319,330
Movies & Entertainment - 0.1%
Alibaba Pictures Group Ltd. (a)	140,000	12,750
Beijing Enlight Media Company Ltd., Class A	5,600	11,316
Bollore S.A.	11,741	65,691
	Number of Shares	Fair Value
Eros STX Global Corp. (a)	9,900	$ 2,373
HYBE Company Ltd. (a)	189	55,488
IMAX Corp. (a)	2,200	39,248
iQIYI Inc. ADR (a)	4,000	18,240
Mango Excellent Media Company Ltd., Class A	1,600	14,397
Spotify Technology S.A. (a)	1,500	351,045
Tencent Music Entertainment Group ADR (a)	9,100	62,335
Toho Company Ltd.	1,500	64,153
Universal Music Group N.V.	11,136	313,810
		1,010,846
Multi-Line Insurance - 0.3%
Ageas	2,891	149,752
Allianz SE	6,377	1,505,862
Assicurazioni Generali S.p.A.	17,013	360,438
Aviva PLC	60,074	333,931
AXA S.A.	29,895	890,201
Baloise Holding AG	784	128,293
BB Seguridade Participacoes S.A.	8,703	32,421
China Pacific Insurance Group Company Ltd. H Shares	37,689	102,244
China Pacific Insurance Group Company Ltd., Class A	5,500	23,456
Fairfax Financial Holdings Ltd.	395	194,581
Gjensidige Forsikring ASA	2,550	61,883
Powszechny Zaklad Ubezpieczen S.A.	8,645	75,824
Sampo Oyj, Class A	7,670	384,305
The Co. for Cooperative Insurance	1,160	23,945
Zurich Insurance Group AG	2,325	1,021,709
		5,288,845
Multi-Sector Holdings - 0.1%
Eurazeo S.E.	513	44,804
EXOR N.V.	1,820	163,424
Groupe Bruxelles Lambert S.A.	1,723	192,334
Industrivarden AB A Shares	2,300	73,264
Industrivarden AB C Shares	2,115	66,367
Investor AB B Shares	28,114	707,209
Investor AB A Shares	7,611	200,576
Kinnevik AB, Class B (a)	4,075	145,265
L E Lundbergforetagen AB, Class B	967	54,257
Metro Pacific Investments Corp.	108,000	8,260

See Notes to Schedule of Investments and Notes to Financial Statements.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Remgro Ltd.	8,414	$ 69,141
Sofina S.A.	260	127,730
Wendel S.A.	350	41,951
		1,894,582
Multi-Utilities - 0.2%
Algonquin Power & Utilities Corp.	11,292	163,326
Canadian Utilities Ltd., Class A	1,500	43,570
E.ON SE	34,575	479,373
Engie S.A.	28,107	415,970
National Grid PLC	55,850	801,697
Qatar Electricity & Water Co. QSC	4,143	18,889
RWE AG	9,882	401,414
Suez S.A.	5,931	133,613
Veolia Environnement S.A.	10,077	369,685
		2,827,537
Office REITs - 0.0% *
City Office REIT Inc.	1,799	35,477
Covivio	664	54,518
Dexus	18,104	146,367
Japan Real Estate Investment Corp.	21	119,083
Nippon Building Fund Inc.	25	145,456
Orix JREIT Inc.	35	54,648
		555,549
Office Services & Supplies - 0.0% *
Shanghai M&G Stationery Inc., Class A	1,000	10,145
Oil & Gas Drilling - 0.0% *
China Oilfield Services Ltd. H Shares	22,000	19,273
Oil & Gas Equipment & Services - 0.0% *
Dialog Group Bhd	57,900	36,413
Offshore Oil Engineering Company Ltd., Class A	14,500	10,512
Tenaris S.A.	6,241	65,366
Yantai Jereh Oilfield Services Group Company Ltd., Class A	1,900	11,951
		124,242
Oil & Gas Exploration & Production - 0.1%
Aker BP ASA	1,657	51,035
	Number of Shares	Fair Value
Canadian Natural Resources Ltd.	18,300	$ 774,362
Inpex Corp.	17,200	149,662
Lundin Petroleum AB	3,374	120,928
Novatek PJSC GDR	1,284	300,713
PTT Exploration & Production PCL NVDR	19,895	70,277
Santos Ltd.	52,601	241,317
Tatneft PJSC ADR	3,383	140,428
Tourmaline Oil Corp.	5,200	168,126
Woodside Petroleum Ltd.	14,747	235,129
		2,251,977
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd.	3,161	68,165
Bharat Petroleum Corporation Ltd.	11,557	59,926
Cosan S.A.	13,636	53,100
Empresas COPEC S.A.	4,928	38,094
ENEOS Holdings Inc.	46,800	174,878
Formosa Petrochemical Corp.	16,000	55,459
GS Holdings Corp.	866	28,484
Hindustan Petroleum Corporation Ltd.	9,532	37,488
Idemitsu Kosan Company Ltd.	3,600	91,817
Indian Oil Corporation Ltd.	25,059	37,587
Neste Oyj	6,497	320,360
Parkland Corp.	2,600	71,569
Petronas Dagangan Bhd	2,000	9,890
Polski Koncern Naftowy ORLEN S.A.	4,301	79,331
Qatar Fuel QSC	8,983	45,100
Rabigh Refining & Petrochemical Co. (a)	3,096	17,070
Reliance Industries Ltd.	39,080	1,244,992
SK Innovation Company Ltd. (a)	713	143,050
S-Oil Corp.	648	46,716
Thai Oil PCL NVDR	14,900	22,079
Tupras Turkiye Petrol Rafinerileri A/S (a)	2,355	27,381
		2,672,536
Oil & Gas Storage & Transportation - 0.1%
China Suntien Green Energy Corp. Ltd. H Shares	15,000	11,698
DHT Holdings Inc.	6,528	33,880
Enbridge Inc.	31,300	1,224,346
Frontline Ltd. (a)	5,500	38,885
Golar LNG Ltd. (a)	5,017	62,161

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Keyera Corp.	2,900	$ 65,501
Nordic American Tankers Ltd.	8,800	14,872
Pembina Pipeline Corp.	8,400	255,162
Petronet LNG Ltd.	9,742	28,360
Qatar Gas Transport Company Ltd.	29,709	26,927
Scorpio Tankers Inc.	2,247	28,784
SFL Corporation Ltd.	5,600	45,640
TC Energy Corp.	15,100	703,268
Teekay Corp. (a)	3,616	11,354
Teekay Tankers Ltd., Class A (a)	1,500	16,350
Ultrapar Participacoes S.A.	10,200	26,626
		2,593,814
Other Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	534	117,856
FirstRand Ltd.	68,984	262,796
M&G PLC	43,995	118,880
ORIX Corp.	18,800	383,249
Yuanta Financial Holding Company Ltd.	139,000	127,108
		1,009,889
Packaged Foods & Meats - 0.6%
Ajinomoto Company Inc.	7,100	215,611
Almarai Co. JSC	3,789	49,199
Associated British Foods PLC	5,986	162,803
Barry Callebaut AG	60	145,925
BRF S.A. (a)	9,200	37,196
Britannia Industries Ltd.	1,480	71,794
Charoen Pokphand Foods PCL NVDR	57,573	43,949
China Feihe Ltd. (d)	49,568	66,504
China Huishan Dairy Holdings Company Ltd. (a)(c)**	55,000	—
China Mengniu Dairy Company Ltd.	44,000	249,452
Chocoladefabriken Lindt & Spruengli AG	18	490,018
CJ CheilJedang Corp.	117	38,139
Dali Foods Group Company Ltd. (d)	20,617	10,789
Danone S.A.	10,077	625,577
Foshan Haitian Flavouring & Food Company Ltd., Class A	3,040	50,249
Gruma SAB de CV, Class B	2,925	37,521
Grupo Bimbo SAB de CV	22,581	69,481
	Number of Shares	Fair Value
Guangdong Haid Group Company Ltd., Class A	1,800	$ 20,748
Henan Shuanghui Investment & Development Company Ltd., Class A	3,185	15,802
Indofood CBP Sukses Makmur Tbk PT	44,100	26,920
Indofood Sukses Makmur Tbk PT	55,136	24,468
Inner Mongolia Yili Industrial Group Company Ltd., Class A	6,500	42,379
JBS S.A.	12,000	81,759
JDE Peet's N.V.	1,760	54,240
Kerry Group PLC, Class A	2,444	314,758
Kikkoman Corp.	2,400	201,537
MEIJI Holdings Company Ltd.	2,100	125,101
Monde Nissin Corp. (a)(d)	9,100	2,891
Mowi ASA	7,374	174,518
Muyuan Foods Company Ltd. A Shares	4,620	38,767
Nestle India Ltd.	469	124,328
Nestle Malaysia Bhd	939	30,248
Nestle S.A.	43,606	6,099,049
Nisshin Seifun Group Inc.	2,500	35,995
Nissin Foods Holdings Company Ltd.	1,100	80,144
Orion Corp.	335	29,167
Orkla ASA	12,698	127,235
PPB Group Bhd	8,687	35,657
QL Resources Bhd	12,588	13,809
Saputo Inc.	4,200	94,763
Tata Consumer Products Ltd.	8,404	84,051
Thai Union Group PCL NVDR	53,200	31,055
The Savola Group	4,793	40,789
Tiger Brands Ltd.	2,152	24,406
Tingyi Cayman Islands Holding Corp.	28,000	57,535
Toyo Suisan Kaisha Ltd.	1,190	50,378
Uni-President China Holdings Ltd.	24,000	23,273
Uni-President Enterprises Corp.	67,000	166,126
Universal Robina Corp.	12,120	30,423
Want Want China Holdings Ltd.	69,000	63,369
Wens Foodstuffs Group Company Ltd., Class A (a)	3,800	11,509
WH Group Ltd. (d)	115,166	72,235
Yakult Honsha Company Ltd.	2,200	114,628
Yihai International Holding Ltd.	7,364	34,051

See Notes to Schedule of Investments and Notes to Financial Statements.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Yihai Kerry Arawana Holdings Company Ltd., Class A	1,000	$ 9,896
		10,972,214
Paper Packaging - 0.0% *
Amcor PLC	18,000	216,180
Klabin S.A.	10,500	48,372
SCG Packaging PCL NVDR	18,432	38,210
Smurfit Kappa Group PLC	3,758	207,013
Yunnan Energy New Material Company Ltd., Class A	800	31,502
		541,277
Paper Products - 0.1%
Empresas CMPC S.A.	9,056	15,178
Indah Kiat Pulp & Paper Corp. Tbk PT	33,200	18,228
Lee & Man Paper Manufacturing Ltd.	20,310	14,120
Mondi PLC	7,404	183,118
Nine Dragons Paper Holdings Ltd.	25,310	27,173
Oji Holdings Corp.	10,700	51,755
Stora Enso Oyj R Shares	9,750	178,955
Suzano Papel e Celulose S.A. (a)	10,700	115,472
UPM-Kymmene Oyj	8,191	311,673
		915,672
Personal Products - 0.3%
Amorepacific Corp.	436	61,251
AMOREPACIFIC Group	542	20,221
Beiersdorf AG	1,690	173,698
By-health Company Ltd., Class A	2,900	12,295
Colgate-Palmolive India Ltd.	1,632	32,521
Dabur India Ltd.	9,349	72,951
Godrej Consumer Products Ltd. (a)	4,793	62,437
Hengan International Group Company Ltd.	9,480	48,821
Hindustan Unilever Ltd.	11,522	365,822
Kao Corp.	7,300	381,561
Kobayashi Pharmaceutical Company Ltd.	700	54,952
Kose Corp.	600	67,995
LG Household & Health Care Ltd.	134	123,658
L'Oreal S.A.	3,883	1,841,146
Marico Ltd.	7,676	52,937
	Number of Shares	Fair Value
Natura & Co. Holding S.A. (a)	12,200	$ 55,700
Pola Orbis Holdings Inc.	1,200	19,977
Proya Cosmetics Company Ltd., Class A	200	6,552
Shiseido Company Ltd.	6,100	339,763
Unilever PLC	40,164	2,146,357
		5,940,615
Pharmaceuticals - 1.3%
Aspen Pharmacare Holdings Ltd.	5,553	78,090
Astellas Pharma Inc.	28,700	466,183
AstraZeneca PLC	23,982	2,818,825
Asymchem Laboratories Tianjin Company Ltd. A Shares	166	11,355
Aurobindo Pharma Ltd.	4,517	44,623
Bayer AG	15,170	810,812
Betta Pharmaceuticals Company Ltd., Class A	600	7,532
Canopy Growth Corp. (a)	3,100	27,094
CanSino Biologics Inc. H Shares (a)(d)	1,145	26,465
CanSino Biologics Inc. A Shares (a)	114	5,370
Celltrion Pharm Inc. (a)	216	22,604
Changchun High & New Technology Industry Group Inc., Class A	300	12,804
China Medical System Holdings Ltd.	19,000	31,730
China Traditional Chinese Medicine Holdings Company Ltd.	52,000	34,483
Chugai Pharmaceutical Company Ltd.	10,300	334,076
Cipla Ltd.	6,698	85,068
CSPC Pharmaceutical Group Ltd.	128,000	139,061
Daiichi Sankyo Company Ltd.	27,000	685,815
Dong-E-E-Jiao Company Ltd. A Shares	1,800	13,799
Dr Reddy's Laboratories Ltd.	1,652	109,051
Eisai Company Ltd.	3,600	204,174
Endo International PLC (a)	10,800	40,608
GlaxoSmithKline PLC	77,845	1,693,954
Hanmi Pharm Company Ltd.	78	18,110
Hansoh Pharmaceutical Group Company Ltd. (d)	18,000	43,867
Hikma Pharmaceuticals PLC	2,293	68,917

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Humanwell Healthcare Group Company Ltd., Class A	2,200	$ 7,791
Hutchison China MediTech Ltd. ADR (a)	1,200	42,096
Hypera S.A.	5,100	25,885
Ipsen S.A.	494	45,223
Jazz Pharmaceuticals PLC (a)	600	76,440
Jiangsu Hengrui Medicine Company Ltd., Class A	5,820	46,411
Kalbe Farma Tbk PT	254,200	28,804
Kyowa Hakko Kirin Company Ltd.	4,600	125,231
Lupin Ltd.	3,340	42,718
Merck KGaA	1,991	513,965
Nippon Shinyaku Company Ltd.	600	41,735
Novartis AG	33,922	2,988,814
Novo Nordisk A/S B Shares	26,073	2,930,111
Oneness Biotech Company Ltd. (a)	3,000	31,174
Ono Pharmaceutical Company Ltd.	6,200	153,768
Orion Oyj, Class B	1,349	56,025
Otsuka Holdings Company Ltd.	6,000	217,220
Perrigo Company PLC	1,600	62,240
Recordati Industria Chimica e Farmaceutica SpA	1,772	113,854
Richter Gedeon Nyrt	2,006	54,003
Roche Holding AG	11,370	4,746,629
Sanofi	17,593	1,772,198
Santen Pharmaceutical Company Ltd.	4,800	58,648
Shanghai Fosun Pharmaceutical Group Company Ltd. H Shares	5,500	24,233
Shanghai Fosun Pharmaceutical Group Company Ltd., Class A	3,000	23,088
Shin Poong Pharmaceutical Company Ltd.	464	12,471
Shionogi & Company Ltd.	4,100	289,284
Sino Biopharmaceutical Ltd.	144,000	100,848
SK Biopharmaceuticals Company Ltd. (a)	382	31,235
Sumitomo Dainippon Pharma Company Ltd.	2,300	26,464
Sun Pharmaceutical Industries Ltd.	11,841	134,712
Taisho Pharmaceutical Holdings Company Ltd.	500	22,969
	Number of Shares	Fair Value
Takeda Pharmaceutical Company Ltd.	24,400	$ 664,694
Teva Pharmaceutical Industries Ltd. ADR (a)	18,500	148,185
Theravance Biopharma Inc. (a)	2,800	30,940
Torrent Pharmaceuticals Ltd.	677	29,858
UCB S.A.	1,933	220,590
Vifor Pharma AG	827	147,265
Yuhan Corp.	704	368
Yunnan Baiyao Group Company Ltd. A Shares	1,000	16,457
Zhangzhou Pientzehuang Pharmaceutical Company Ltd., Class A	500	34,372
Zhejiang Huahai Pharmaceutical Company Ltd., Class A	2,600	8,856
Zhejiang NHU Company Ltd. A Shares	2,160	10,571
		23,992,913
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (a)	46,308	75,636
Anglo American Platinum Ltd.	757	86,171
Impala Platinum Holdings Ltd.	11,238	158,431
Industrias Penoles SAB de C.V.	1,800	20,719
Northam Platinum Holdings Ltd. (a)	3,318	43,554
Sibanye Stillwater Ltd.	37,582	115,619
		500,130
Property & Casualty Insurance - 0.2%
Admiral Group PLC	3,257	139,269
Argo Group International Holdings Ltd.	1,432	83,214
Chubb Ltd.	4,908	948,765
DB Insurance Company Ltd.	648	29,436
ICICI Lombard General Insurance Company Ltd. (d)	3,270	61,640
Insurance Australia Group Ltd.	41,596	128,833
Intact Financial Corp.	2,717	353,663
James River Group Holdings Ltd.	1,841	53,039
MS&AD Insurance Group Holdings Inc.	6,800	209,571
People's Insurance Company Group of China Ltd. H Shares	111,000	33,601

See Notes to Schedule of Investments and Notes to Financial Statements.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
PICC Property & Casualty Company Ltd. H Shares	96,000	$ 78,437
QBE Insurance Group Ltd.	22,502	185,687
Samsung Fire & Marine Insurance Company Ltd.	425	72,219
Sompo Holdings Inc.	4,900	206,757
Suncorp Group Ltd.	21,530	173,283
The People's Insurance Company Group of China Ltd., Class A	10,900	8,056
Tokio Marine Holdings Inc.	9,700	538,426
Tryg A/S	6,054	149,493
ZhongAn Online P&C Insurance Company Ltd. H Shares (a)(d)	6,100	21,204
		3,474,593
Publishing - 0.0% *
China Literature Ltd. (a)(d)	5,800	36,453
Pearson PLC	12,855	106,767
Schibsted ASA, Class A	952	36,716
Schibsted ASA A Shares	1,169	39,372
		219,308
Railroads - 0.2% *
Aurizon Holdings Ltd.	24,595	62,408
Beijing-Shanghai High Speed Railway Company Ltd., Class A	45,600	34,635
BTS Group Holdings PCL NVDR	97,600	27,318
Canadian National Railway Co.	10,900	1,340,808
Canadian Pacific Railway Ltd.	14,400	1,037,179
Central Japan Railway Co.	2,200	293,161
Container Corporation of India Ltd.	3,216	26,587
East Japan Railway Co.	4,600	282,539
Hankyu Hanshin Holdings Inc.	3,900	110,577
Keio Corp.	1,400	61,639
Keisei Electric Railway Company Ltd.	2,200	59,416
Kintetsu Group Holdings Company Ltd. (a)	2,300	64,214
MTR Corporation Ltd.	26,000	139,566
Odakyu Electric Railway Company Ltd.	4,000	74,196
Rumo S.A. (a)	18,400	58,669
Tobu Railway Company Ltd.	2,400	54,646
Tokyu Corp.	8,400	111,460
	Number of Shares	Fair Value
West Japan Railway Co.	3,600	$ 150,371
		3,989,389
Real Estate Development - 0.1%
Agile Group Holdings Ltd.	16,000	8,681
China Evergrande Group	17,000	3,467
China Jinmao Holdings Group Ltd.	70,000	21,638
China Merchants Shekou Industrial Zone Holdings Company Ltd., Class A	9,300	19,510
China Overseas Land & Investment Ltd.	53,000	125,493
China Resources Land Ltd.	44,000	185,113
China Vanke Company Ltd. H Shares	22,500	52,352
China Vanke Company Ltd. A Shares	10,500	32,628
CIFI Holdings Group Company Ltd.	42,000	25,266
CK Asset Holdings Ltd.	30,586	192,823
Country Garden Holdings Company Ltd.	108,298	96,125
Dar Al Arkan Real Estate Development Co. (a)	4,187	11,219
Emaar Economic City (a)	4,029	12,813
Emaar Properties PJSC	50,981	67,872
Godrej Properties Ltd. (a)	892	22,461
Greentown China Holdings Ltd.	8,000	12,888
Guangzhou R&F Properties Company Ltd. H Shares	22,400	8,332
Henderson Land Development Company Ltd.	25,000	106,461
Hopson Development Holdings Ltd.	11,220	23,401
KWG Group Holdings Ltd.	19,936	13,041
Land & Houses PCL NVDR	105,731	27,853
Logan Group Company Ltd	18,000	13,760
Longfor Group Holdings Ltd. (d)	25,968	122,241
Poly Developments & Holdings Group Company Ltd., Class A	12,800	31,461
Powerlong Real Estate Holdings Ltd.	28,000	14,653
Ruentex Development Company Ltd.	14,000	32,284
Seazen Group Ltd.	26,000	17,575
Seazen Holdings Company Ltd. A Shares	1,400	6,413

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Shimao Group Holdings Ltd.	16,102	$ 10,533
Sino Land Company Ltd.	58,000	72,237
Sunac China Holdings Ltd.	34,000	51,373
Yuexiu Property Company Ltd.	18,063	15,917
		1,457,884
Real Estate Operating Companies - 0.1%
A-Living Smart City Services Company Ltd. H Shares (d)	10,055	17,153
Aroundtown S.A.	16,961	102,613
Azrieli Group Ltd.	548	52,293
Central Pattana PCL NVDR	27,300	46,174
China Resources Mixc Lifestyle Services Ltd. (d)	7,600	35,435
CIFI Ever Sunshine Services Group Ltd.	14,000	21,692
Country Garden Services Holdings Company Ltd.	21,715	130,073
Fastighets AB Balder B Shares (a)	1,774	127,713
Greentown Service Group Company Ltd.	20,000	18,470
Hang Lung Properties Ltd.	27,000	55,550
Hongkong Land Holdings Ltd.	19,800	102,960
Hulic Company Ltd.	5,300	50,259
LEG Immobilien SE	1,222	170,511
Mabanee Co. KPSC	7,558	19,830
NEPI Rockcastle PLC	6,015	39,949
Sagax AB	2,734	92,101
Shimao Services Holdings Ltd. (d)	11,000	7,647
SM Prime Holdings Inc.	165,400	109,959
Sunac Services Holdings Ltd. (a)(d)	11,000	11,217
Swire Properties Ltd.	15,200	38,096
Swiss Prime Site AG	1,283	126,237
Vonovia SE	11,381	627,710
Wharf Real Estate Investment Company Ltd.	28,000	142,221
		2,145,863
Real Estate Services - 0.0% *
China Overseas Property Holdings Ltd.	15,000	15,911
FirstService Corp.	600	118,086
KE Holdings Inc. ADR (a)	5,000	100,600
		234,597
Regional Banks - 0.0% *
Bandhan Bank Ltd. (d)	8,880	30,187
	Number of Shares	Fair Value
Bank of Hangzhou Company Ltd. A Shares	5,547	$ 11,183
Bank of Jiangsu Company Ltd., Class A	17,200	15,769
Bank of Nanjing Company Ltd., Class A	11,600	16,345
Bank of Ningbo Company Ltd. A Shares	4,856	29,232
Concordia Financial Group Ltd.	14,400	52,270
First Bancorp	9,208	126,886
OFG Bancorp	2,353	62,496
Popular Inc.	900	73,836
Resona Holdings Inc.	34,700	134,816
The Chiba Bank Ltd.	6,900	39,487
The Shizuoka Bank Ltd.	5,900	42,115
		634,622
Reinsurance - 0.1%
Enstar Group Ltd. (a)	565	139,888
Everest Re Group Ltd.	400	109,568
Greenlight Capital Re Ltd., Class A (a)	1,260	9,879
Hannover Rueck SE	919	174,686
Maiden Holdings Ltd. (a)	3,334	10,202
Muenchener Rueckversicherungs-Gesellschaft AG	2,161	640,176
RenaissanceRe Holdings Ltd.	500	84,665
SiriusPoint Ltd. (a)	3,758	30,553
Swiss Re AG	4,645	460,141
		1,659,758
Renewable Electricity - 0.0% *
Adani Green Energy Ltd. (a)	5,467	97,833
China Longyuan Power Group Corporation Ltd. H Shares	47,000	109,719
China Yangtze Power Company Ltd. A Shares	21,300	76,035
EDP Renovaveis SA	4,869	121,261
Energy Absolute PCL NVDR	22,203	63,807
Engie Brasil Energia S.A.	3,233	22,294
Meridian Energy Ltd.	17,382	57,718
Northland Power Inc.	3,823	114,858
		663,525
Research & Consulting Services - 0.2%
Bureau Veritas S.A.	4,938	163,860
Clarivate PLC (a)	5,000	117,600
Experian PLC	14,226	699,829

See Notes to Schedule of Investments and Notes to Financial Statements.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
IHS Markit Ltd.	4,300	$ 571,556
Intertek Group PLC	2,462	187,741
Nihon M&A Center Holdings Inc.	5,100	124,937
RELX PLC	29,876	971,982
SGS S.A.	92	307,660
Teleperformance	903	402,541
Thomson Reuters Corp.	2,618	313,522
Wolters Kluwer N.V.	4,120	485,393
		4,346,621
Residential REITs - 0.0% *
Canadian Apartment Properties REIT	1,100	52,216
Restaurants - 0.1%
Compass Group PLC (a)	27,508	615,133
Domino's Pizza Enterprises Ltd.	1,032	88,560
Haidilao International Holding Ltd. (d)	15,000	33,862
Jiumaojiu International Holdings Ltd. (d)	10,000	17,572
Jollibee Foods Corp.	4,260	18,078
Jubilant Foodworks Ltd.	1,140	55,073
McDonald's Holdings Company Japan Ltd.	1,400	61,882
Restaurant Brands International Inc.	4,400	267,173
Sodexo SA	1,493	130,836
Yum China Holdings Inc.	10,900	543,256
		1,831,425
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	82,059	124,170
Japan Retail Fund Investment Corp.	119	102,409
Klepierre S.A.	2,749	65,181
Link REIT	32,074	282,426
Mapletree Commercial Trust	27,946	41,458
RioCan Real Estate Investment Trust	2,000	36,322
Scentre Group	79,112	181,758
Unibail-Rodamco-Westfield (a)	2,098	147,016
Vicinity Centres	51,270	62,996
		1,043,736
Security & Alarm Services - 0.0% *
S-1 Corp.	184	11,439
	Number of Shares	Fair Value
Secom Company Ltd.	3,200	$ 221,920
Securitas AB, Class B	4,187	57,645
Sohgo Security Services Company Ltd.	900	35,717
		326,721
Semiconductor Equipment - 0.5%
Advanced Micro-Fabrication Equipment Inc. China A Shares (a)	339	6,749
Advantest Corp.	3,100	293,431
ASM International N.V.	719	317,819
ASML Holding N.V.	6,402	5,145,025
Daqo New Energy Corp. ADR (a)	800	32,256
Disco Corp.	400	122,096
Flat Glass Group Company Ltd. H Shares	5,000	25,397
Flat Glass Group Company Ltd., Class A	1,700	15,489
Globalwafers Company Ltd.	3,000	96,288
Hangzhou First Applied Material Company Ltd., Class A	700	14,371
Kulicke & Soffa Industries Inc.	2,789	168,846
Lasertec Corp.	1,200	367,748
NAURA Technology Group Company Ltd., Class A	500	27,285
Shenzhen SC New Energy Technology Corp., Class A	100	1,797
SUMCO Corp.	5,600	114,232
Tianjin Zhonghuan Semiconductor Company Ltd., Class A	2,300	15,101
Tokyo Electron Ltd.	2,300	1,323,816
Xinyi Solar Holdings Ltd.	67,985	115,281
Zhejiang Jingsheng Mechanical & Electrical Company Ltd., Class A	1,400	15,301
		8,218,328
Semiconductors - 0.7%
ASE Technology Holding Company Ltd.	47,000	180,920
eMemory Technology Inc.	1,000	79,156
Gigadevice Semiconductor Beijing Inc., Class A	560	15,486
Hangzhou Silan Microelectronics Company Ltd., Class A	1,100	9,376

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Hua Hong Semiconductor Ltd. (a)(d)	8,000	$ 44,124
Infineon Technologies AG	20,173	935,064
Ingenic Semiconductor Company Ltd., Class A	600	12,643
JA Solar Technology Company Ltd., Class A	1,500	21,866
JCET Group Company Ltd. A Shares	2,000	9,756
LONGi Green Energy Technology Company Ltd., Class A	4,740	64,253
MediaTek Inc.	21,000	903,242
Nanya Technology Corp.	13,000	36,697
Novatek Microelectronics Corp.	7,886	153,633
NXP Semiconductors N.V.	3,000	683,340
Realtek Semiconductor Corp.	6,040	126,620
Renesas Electronics Corp. (a)	19,200	237,259
Rohm Company Ltd.	1,500	136,381
SG Micro Corp., Class A	300	14,578
Silergy Corp.	1,222	221,945
SK Hynix Inc. (a)	7,611	838,731
SK Square Company Ltd. (a)	263	14,690
StarPower Semiconductor Ltd. A Shares	200	11,983
STMicroelectronics N.V.	10,521	518,899
Taiwan Semiconductor Manufacturing Company Ltd.	337,557	7,503,436
Unigroup Guoxin Microelectronics Company Ltd., Class A	700	24,768
United Microelectronics Corp.	166,000	389,995
Vanguard International Semiconductor Corp.	13,330	76,125
Will Semiconductor Ltd. A Shares	800	39,096
Win Semiconductors Corp.	4,000	54,144
Winbond Electronics Corp.	34,000	41,783
		13,399,989
Silver - 0.0% *
Pan American Silver Corp.	2,800	69,958
Soft Drinks - 0.1%
Arca Continental SAB de CV	5,900	37,628
Carabao Group PCL NVDR	5,700	20,391
Coca-Cola European Partners PLC	3,400	190,162
	Number of Shares	Fair Value
Coca-Cola Femsa SAB de C.V.	8,810	$ 48,086
Coca-Cola HBC AG	3,401	117,696
Fomento Economico Mexicano SAB de C.V.	27,100	210,973
Fraser & Neave Holdings Bhd	935	5,552
Ito En Ltd.	700	36,716
Nongfu Spring Company Ltd. H Shares (d)	17,000	112,188
Osotspa PCL NVDR	12,991	13,320
Suntory Beverage & Food Ltd.	1,900	68,638
		861,350
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd. (a)	2,700	27,054
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA, Class E	1,487	24,684
Chailease Holding Company Ltd.	18,100	172,384
Far East Horizon Ltd.	31,000	27,516
Mitsubishi UFJ Lease & Finance Company Ltd.	7,700	38,047
Piramal Enterprises Ltd.	1,445	51,394
Tokyo Century Corp.	500	24,228
		338,253
Specialty Chemicals - 0.3%
Akzo Nobel N.V.	2,878	315,831
Asian Paints Ltd.	5,364	244,111
Chr Hansen Holding A/S	1,778	140,114
Clariant AG	2,824	58,888
Covestro AG (d)	2,944	181,457
Croda International PLC	2,140	293,331
Dongyue Group Ltd.	19,000	29,635
EMS-Chemie Holding AG	119	133,347
Evonik Industries AG	3,553	115,032
Givaudan S.A.	143	752,078
Hoshine Silicon Industry Company Ltd., Class A	200	4,151
Huabao International Holdings Ltd.	14,000	25,858
Johnson Matthey PLC	2,602	72,107
JSR Corp.	3,461	131,491
Kansai Paint Company Ltd.	2,300	49,933
Koninklijke DSM N.V.	2,695	606,821

See Notes to Schedule of Investments and Notes to Financial Statements.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Nippon Paint Holdings Company Ltd.	12,000	$ 130,676
Nitto Denko Corp.	2,200	169,841
Novozymes A/S B Shares	3,147	258,487
Shanghai Putailai New Energy Technology Company Ltd., Class A	620	15,659
Shenzhen Capchem Technology Company Ltd., Class A	100	1,777
Shin-Etsu Chemical Company Ltd.	5,500	951,413
Sika AG	2,190	913,832
SK IE Technology Company Ltd. (a)(d)	241	34,059
Symrise AG	1,974	292,502
Umicore S.A.	3,308	134,486
Wanhua Chemical Group Company Ltd., Class A	2,800	44,472
Zhejiang Longsheng Group Company Ltd., Class A	4,500	8,938
Zhejiang Yongtai Technology Company Ltd., Class A (a)	600	4,832
		6,115,159
Specialty Stores - 0.0% *
China Tourism Group Duty Free Corp. Ltd., Class A	1,700	58,656
Chow Tai Fook Jewellery Group Ltd.	26,600	47,835
Hotel Shilla Company Ltd.	430	28,215
Jarir Marketing Co.	816	42,773
JD Sports Fashion PLC	43,506	128,342
JUMBO S.A.	1,247	17,868
		323,689
Steel - 0.2%
ArcelorMittal S.A.	10,314	330,115
Baoshan Iron & Steel Company Ltd., Class A	20,800	23,420
BlueScope Steel Ltd.	8,503	129,206
China Steel Corp.	168,000	214,653
Cia Siderurgica Nacional S.A.	10,200	45,763
Eregli Demir ve Celik Fabrikalari TAS	16,267	34,495
Evraz PLC	8,789	71,616
Fortescue Metals Group Ltd.	26,030	363,551
Hitachi Metals Ltd. (a)	2,600	48,114
Hyundai Steel Co.	1,296	44,699
	Number of Shares	Fair Value
Inner Mongolia BaoTou Steel Union Company Ltd., Class A (a)	42,400	$ 18,603
JFE Holdings Inc.	8,300	105,737
JSW Steel Ltd.	11,690	103,154
Kumba Iron Ore Ltd.	875	25,224
Nippon Steel & Sumitomo Metal Corp.	13,100	213,698
Novolipetsk Steel PJSC GDR	2,290	67,601
POSCO	1,031	238,073
Severstal PAO GDR	3,070	66,128
Shanxi Meijin Energy Company Ltd., Class A (a)	3,500	8,933
Shanxi Taigang Stainless Steel Company Ltd., Class A	6,700	7,417
Tata Steel Ltd.	10,224	152,867
Vale S.A.	55,240	773,162
voestalpine AG	1,551	56,441
YongXing Special Materials Technology Company Ltd., Class A	200	4,655
		3,147,325
Systems Software - 0.0% *
360 Security Technology Inc., Class A (a)	4,700	9,401
BlackBerry Ltd. (a)	9,200	86,089
Check Point Software Technologies Ltd. (a)	1,603	186,846
CyberArk Software Ltd. (a)	600	103,968
Douzone Bizon Company Ltd.	342	21,002
JFrog Ltd. (a)	2,347	69,706
Ming Yuan Cloud Group Holdings Ltd.	5,000	11,390
Oracle Corporation Japan	537	40,757
Sangfor Technologies Inc., Class A	300	9,011
Totvs S.A.	8,338	42,873
Trend Micro Inc. (a)	2,300	127,628
		708,671
Technology Distributors - 0.0% *
Synnex Technology International Corp.	18,178	43,496
Unisplendour Corporation Ltd., Class A	3,100	11,139
WPG Holdings Ltd.	21,938	41,708
		96,343

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc.	42,000	$ 46,225
Advantech Company Ltd.	6,000	85,987
Asustek Computer Inc.	10,053	136,622
Brother Industries Ltd.	3,100	59,521
Canon Inc.	15,400	374,585
Catcher Technology Company Ltd.	10,000	56,566
Compal Electronics Inc.	58,225	50,929
FUJIFILM Holdings Corp.	5,515	408,327
Inventec Corp.	35,249	31,787
Lenovo Group Ltd.	102,000	117,225
Lite-On Technology Corp.	30,693	70,778
Logitech International S.A.	2,648	223,430
Micro-Star International Company Ltd.	10,000	58,011
Ninestar Corp., Class A	1,200	9,013
Pegatron Corp.	29,251	73,056
Quanta Computer Inc.	40,507	138,649
Ricoh Company Ltd.	11,400	106,026
Samsung Electronics Company Ltd.	65,424	4,309,316
Seiko Epson Corp.	3,700	66,542
Shenzhen Transsion Holdings Company Ltd., Class A	312	7,698
Wistron Corp.	36,896	38,874
Wiwynn Corp.	1,000	40,301
Xiaomi Corp., Class B (a)(d)	199,000	482,421
		6,991,889
Textiles - 0.0% *
Eclat Textile Company Ltd.	3,000	68,421
Suzhou TA&A Ultra Clean Technology Company Ltd., Class A	400	5,095
		73,516
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corporation Ltd.	23,537	818,951
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,117	34,912
Bridgestone Corp.	8,796	378,025
Cheng Shin Rubber Industry Company Ltd.	25,000	32,620
Cie Generale des Etablissements Michelin SCA	2,607	427,359
	Number of Shares	Fair Value
Hankook Tire & Technology Company Ltd.	1,075	$ 35,901
MRF Ltd.	35	34,530
Sailun Group Company Ltd. A Shares	2,300	5,349
Shandong Linglong Tyre Company Ltd., Class A	1,500	8,622
		957,318
Tobacco - 0.1%
British American Tobacco PLC	33,705	1,247,890
Gudang Garam Tbk PT	5,500	11,809
Imperial Brands PLC	14,529	318,108
ITC Ltd.	41,559	121,906
Japan Tobacco Inc.	18,500	373,117
KT&G Corp. (a)	1,633	108,523
RLX Technology Inc. ADR (a)	8,100	31,590
Smoore International Holdings Ltd. (d)	25,000	127,464
Swedish Match AB	24,102	191,722
		2,532,129
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	3,785	87,041
Ashtead Group PLC	6,898	555,161
BOC Aviation Ltd. (d)	2,800	20,507
Brenntag AG	2,360	213,576
Bunzl PLC	5,151	201,280
Ferguson PLC	3,428	608,472
IMCD N.V.	869	192,408
ITOCHU Corp.	18,305	559,220
Marubeni Corp.	23,900	232,348
Mitsubishi Corp.	19,500	618,419
Mitsui & Company Ltd.	24,100	569,983
MonotaRO Company Ltd.	3,400	61,206
Reece Ltd.	3,826	75,189
Sumitomo Corp.	17,300	255,470
Toromont Industries Ltd.	1,400	126,750
Toyota Tsusho Corp.	3,200	147,280
Triton International Ltd.	3,042	183,220
		4,707,530
Trucking - 0.0% *
CJ Logistics Corp. (a)	172	18,231
DiDi Global Inc. (a)	4,300	21,414
Localiza Rent a Car S.A.	8,500	80,880
Nippon Express Company Ltd. (a)	1,000	59,181

See Notes to Schedule of Investments and Notes to Financial Statements.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
TFI International Inc.	1,400	$ 157,240
		336,946
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd.	84,000	32,646
Cia de Saneamento Basico do Estado de Sao Paulo	4,900	35,347
Guangdong Investment Ltd.	42,000	53,387
Severn Trent PLC	4,202	167,726
United Utilities Group PLC	11,441	168,754
		457,860
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	16,981	116,918
America Movil SAB de C.V. Series L	477,200	505,764
Axiata Group Bhd	35,700	35,649
Bharti Airtel Ltd. (a)	34,517	317,516
China United Network Communications Ltd., Class A	33,600	20,765
DiGi.Com Bhd	43,700	45,735
Etihad Etisalat Co.	5,690	47,210
Far EasTone Telecommunications Company Ltd.	21,000	49,033
Globe Telecom Inc.	385	25,082
Intouch Holdings PCL NVDR	12,700	30,510
Intouch Holdings PCL, Class F	6,200	14,894
KDDI Corp.	24,908	727,200
Maxis Bhd	33,700	39,233
Mobile Telecommunications Co. KSCP	32,131	63,252
Mobile Telecommunications Co. Saudi Arabia (a)	4,528	14,521
Mobile TeleSystems PJSC ADR	6,600	52,470
MTN Group Ltd. (a)	23,695	253,444
PLDT Inc.	950	33,758
Rogers Communications Inc., Class B	5,400	257,485
SK Telecom Company Ltd.	406	19,775
Softbank Corp.	44,300	559,544
SoftBank Group Corp.	18,600	877,707
Taiwan Mobile Company Ltd.	21,946	79,322
Tele2 AB B Shares	8,465	120,703
TIM S.A.	11,500	27,150
Turkcell Iletisim Hizmetleri A/S	17,641	24,522
	Number of Shares	Fair Value
Vodacom Group Ltd.	9,185	$ 77,474
Vodafone Group PLC	426,673	648,759
		5,085,395
Total Common Stock (Cost $397,362,268)		418,727,453
Preferred Stock - 0.2%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG	987	82,273
Hyundai Motor Co.	511	43,416
Hyundai Motor Co.	297	24,610
Porsche Automobil Holding SE	2,342	222,228
Volkswagen AG	2,861	577,436
		949,963
Commodity Chemicals - 0.0% *
Braskem S.A. (a)	2,900	30,005
FUCHS PETROLUB SE	903	40,993
LG Chem Ltd.	106	25,592
		96,590
Diversified Banks - 0.0% *
Banco Bradesco S.A.	69,610	240,073
Banco Inter S.A. (d)	1	2
Bancolombia S.A.	4,950	38,919
Itau Unibanco Holding S.A.	65,700	247,112
Itausa S.A.	62,580	100,330
		626,436
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA	3,800	22,520
Cia Energetica de Minas Gerais	14,715	34,635
		57,155
Fertilizers & Agricultural Chemicals - 0.0% *
Sociedad Quimica y Minera de Chile SA	1,996	101,883
Footwear - 0.0% *
Alpargatas S.A.	3,500	23,262
Healthcare Equipment - 0.0% *
Sartorius AG	402	272,098

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
Household Products - 0.0% *
Henkel AG & Company KGaA	2,725	$ 220,454
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro S.A.	66,000	337,110
Personal Products - 0.0% *
LG Household & Health Care Ltd.	21	10,882
Steel - 0.0% *
Gerdau S.A.	15,800	77,326
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Company Ltd.	11,312	677,530
Total Preferred Stock (Cost $3,771,512)		3,450,689
Rights - 0.0% *
Heavy Electrical Equipment - 0.0% *
Doosan Heavy Industries & Construction Co. Ltd.(expiring 22/02/11) (a)	485	1,793
Real Estate Services - 0.0% *
Seazen Group Ltd.(expiring 22/01/19) (a)**	1,238	—
Total Rights (Cost $0)		1,793
Warrants - 0.0% *
Hotels, Resorts & Cruise Lines - 0.0% *
BTS W8 R(expiring 07/22/22) (a)	19,520	292
Minor International PCL (expiring 2/15/24) (a)	1,300	124
		416
Railroads - 0.0% *
BTS Group Holdings PCL(expiring 09/05/22) (a)	4,880	105
BTS Group Holdings PCL(expiring 11/07/24) (a)	9,760	187
		292
Total Warrants (Cost $0)		708
Total Foreign Equity (Cost $401,133,780)		422,180,643
	Principal Amount	Fair Value
Bonds and Notes - 22.0%
U.S. Treasuries - 11.4%
U.S. Treasury Bonds
1.13% 05/15/40 - 08/15/40	$ 1,225,000	$ 1,074,707
1.25% 08/15/31 - 05/15/50	3,600,000	3,342,804
1.38% 11/15/31 - 08/15/50	1,475,000	1,371,168
1.63% 11/15/50	1,400,000	1,310,312
1.88% 02/15/41 - 11/15/51	1,350,000	1,342,266
2.00% 11/15/41 - 08/15/51	2,525,000	2,576,891
2.25% 05/15/41 - 08/15/49	800,000	848,375
2.38% 11/15/49 - 05/15/51	1,490,000	1,649,110
2.50% 02/15/45 - 05/15/46	810,000	897,044
2.75% 08/15/42 - 11/15/47	1,925,000	2,215,153
2.88% 05/15/43 - 05/15/49	2,900,000	3,411,969
3.00% 05/15/42 - 02/15/49	2,050,000	2,484,476
3.13% 02/15/43 - 05/15/48	1,100,000	1,356,234
3.38% 05/15/44 - 11/15/48	900,000	1,172,406
3.63% 08/15/43 - 02/15/44	1,140,000	1,484,750
3.75% 08/15/41	100,000	131,016
4.25% 05/15/39 - 11/15/40	200,000	275,890
4.38% 02/15/38 - 05/15/40	400,000	558,672
4.50% 02/15/36	100,000	137,594
4.63% 02/15/40	100,000	143,906
5.25% 02/15/29	200,000	251,813
5.50% 08/15/28	200,000	251,406
6.00% 02/15/26	427,000	509,665
6.13% 08/15/29	200,000	268,125
6.25% 08/15/23	1,650,000	1,798,629
6.38% 08/15/27	200,000	254,734
7.63% 02/15/25	200,000	240,781
U.S. Treasury Inflation Indexed Bonds
0.13% 02/15/51	934,639	1,107,874
0.25% 02/15/50	1,075,540	1,301,806
0.63% 02/15/43	938,114	1,166,377
0.75% 02/15/42 - 02/15/45	2,654,595	3,388,970
0.88% 02/15/47	939,310	1,268,659
1.00% 02/15/46 - 02/15/49	2,151,775	2,994,998
1.38% 02/15/44	1,222,054	1,743,090
1.75% 01/15/28	1,055,928	1,268,374
2.00% 01/15/26	1,393,180	1,613,745
2.13% 02/15/40 - 02/15/41	1,459,579	2,249,772
2.38% 01/15/25 - 01/15/27	3,113,992	3,626,371
2.50% 01/15/29	1,287,920	1,647,927
3.38% 04/15/32	389,458	579,689
3.63% 04/15/28	906,104	1,205,527
3.88% 04/15/29	1,093,326	1,524,243

See Notes to Schedule of Investments and Notes to Financial Statements.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
U.S. Treasury Inflation Indexed Notes
0.13% 01/15/23 - 07/15/31	$ 23,385,595	$ 25,383,177
0.25% 01/15/25 - 07/15/29	4,577,603	4,996,724
0.38% 07/15/23 - 07/15/27	9,896,308	10,738,608
0.50% 04/15/24 - 01/15/28	3,951,261	4,359,070
0.63% 04/15/23 - 01/15/26	8,997,581	9,608,066
0.75% 07/15/28	2,186,636	2,507,410
0.88% 01/15/29	1,861,670	2,155,485
U.S. Treasury Notes
0.13% 02/28/23 - 01/15/24	5,950,000	5,910,566
0.25% 04/15/23 - 10/31/25	4,500,000	4,391,648
0.38% 10/31/23 - 01/31/26	3,700,000	3,613,656
0.50% 03/15/23 - 10/31/27	2,200,000	2,133,282
0.63% 07/31/26 - 08/15/30	3,500,000	3,301,875
0.75% 11/15/24 - 01/31/28	5,000,000	4,899,922
0.88% 11/15/30	1,450,000	1,380,445
1.13% 02/28/25 - 02/15/31	3,825,000	3,749,954
1.25% 08/31/24 - 06/30/28	3,450,000	3,439,517
1.38% 01/31/25 - 08/31/26	1,350,000	1,361,398
1.50% 01/15/23 - 02/15/30	2,150,000	2,175,168
1.63% 02/15/26 - 05/15/31	5,215,000	5,299,942
1.75% 05/15/23 - 11/15/29	1,350,000	1,378,250
1.88% 06/30/26 - 07/31/26	1,400,000	1,440,016
2.00% 02/15/23 - 11/15/26	6,644,000	6,831,833
2.13% 11/30/23 - 05/31/26	1,350,000	1,393,395
2.25% 04/30/24 - 11/15/27	6,440,000	6,716,443
2.38% 01/31/23 - 05/15/29	6,800,000	7,114,043
2.50% 03/31/23 - 05/15/24	3,850,000	3,971,992
2.63% 02/28/23 - 02/15/29	2,000,000	2,097,009
2.75% 04/30/23 - 02/15/28	5,300,000	5,571,837
2.88% 09/30/23 - 08/15/28	4,900,000	5,214,337
3.00% 09/30/25 - 10/31/25	2,300,000	2,460,335
3.13% 11/15/28	1,150,000	1,279,195
		204,921,916
Agency Mortgage Backed - 5.2%
Federal Farm Credit Banks Funding Corp.
0.25% 02/26/24	1,060,000	1,048,107
Federal Home Loan Banks
0.13% 03/17/23	245,000	243,873
1.88% 09/11/26	500,000	513,555
3.25% 11/16/28	125,000	139,577
Federal Home Loan Mortgage Corp.
0.13% 10/16/23	380,000	376,303
0.38% 07/21/25	500,000	487,175
	Principal Amount	Fair Value
1.50% 05/01/51 - 10/01/51 (e)	$ 826,716	$ 800,400
1.50% 11/01/51	198,538	192,219
2.00% 07/01/41 - 09/01/51 (e)	4,385,105	4,414,445
2.00% 11/01/51	1,389,721	1,387,077
2.50% 01/01/28 - 11/01/51 (e)	3,715,407	3,800,997
2.50% 12/01/51	846,998	865,539
3.00% 07/01/30 - 06/01/51 (e)	2,421,564	2,539,316
3.50% 03/01/26 - 11/01/49 (e)	1,485,151	1,581,070
4.00% 06/01/42 - 08/01/48 (e)	524,232	566,880
4.50% 05/01/42 - 11/01/48 (e)	112,166	121,171
5.50% 01/01/38 - 04/01/39 (e)	188,629	215,044
6.00% 06/01/37 - 11/01/37 (e)	178,521	206,405
6.25% 07/15/32	250,000	360,387
Federal National Mortgage Assoc.
0.25% 07/10/23	455,000	452,607
0.50% 11/07/25	750,000	731,355
1.50% 04/01/36 - 10/01/51 (e)	1,959,579	1,920,193
1.50% 11/01/51	745,772	722,031
1.75% 07/02/24	225,000	229,925
2.00% 11/01/35 - 11/01/51 (e)	11,531,979	11,562,018
2.00% 01/01/52	1,000,000	998,097
2.13% 04/24/26	200,000	207,500
2.50% 09/01/28 - 09/01/51 (e)	7,067,398	7,231,953
2.50% 02/01/35	582,049	603,541
3.00% 04/01/30 - 07/01/50 (e)	4,648,462	4,860,087
3.00% 09/01/51	502,533	521,623
3.50% 01/01/27 - 06/01/50 (e)	3,009,525	3,184,372
4.00% 10/01/41 - 02/01/50 (e)	3,775,109	4,083,826
4.50% 01/01/27 - 09/01/49 (e)	566,666	615,842
4.50% 02/01/50	498,408	533,702
5.00% 12/01/39 - 05/01/41 (e)	109,296	122,827
5.50% 12/01/35 - 04/01/38 (e)	622,416	705,217

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
6.00% 03/01/34 - 08/01/37 (e)	$ 761,779	$ 876,900
Federal National Mortgage Assoc. TBA
1.50% 01/01/37 (f)	1,725,000	1,730,434
2.00% 01/01/37 - 01/01/52 (f)	4,450,000	4,496,454
2.50% 01/01/37 - 01/01/52 (f)	2,925,000	2,993,167
3.00% 01/01/52 (f)	1,500,000	1,554,330
3.50% 01/01/52 (f)	750,000	789,675
Government National Mortgage Assoc.
2.00% 10/20/50 - 07/20/51 (e)	2,015,398	2,036,651
2.00% 12/20/51	850,000	858,862
2.50% 05/20/45 - 08/20/51 (e)	1,794,253	1,840,397
2.50% 11/20/51	498,484	511,308
3.00% 10/15/42 - 12/20/50 (e)	2,896,854	3,020,877
3.00% 01/20/46	263,385	276,329
3.50% 11/20/43 - 08/20/49 (e)	2,910,958	3,080,670
4.00% 12/20/40 - 03/20/47 (e)	1,599,233	1,727,083
4.50% 05/20/40 - 01/20/49 (e)	376,524	405,710
5.00% 08/15/41 (e)	583,739	655,573
Government National Mortgage Assoc. TBA
2.00% 01/01/52 (f)	1,425,000	1,438,594
2.50% 01/01/52 (f)	1,925,000	1,972,701
Tennessee Valley Authority
3.50% 12/15/42	100,000	116,873
U.S. Treasury Bonds
1.38% 12/31/28	650,000	647,664
U.S. Treasury Inflation Indexed Notes
0.13% 01/15/31	2,687,442	3,009,847
		93,186,355
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp.
1.48% 04/25/30	69,643	68,272
1.56% 04/25/30	40,000	39,479
1.87% 03/25/53	58,333	58,929
2.02% 03/25/31	450,000	458,721
3.30% 04/25/23 (g)	100,000	102,812
3.39% 03/25/24	200,000	209,224
	Principal Amount	Fair Value
3.41% 12/25/26	$ 450,000	$ 490,114
3.78% 08/25/28	184,793	201,340
3.90% 04/25/28	100,000	113,161
Federal National Mortgage Assoc.
1.27% 07/25/30	80,000	76,636
1.46% 03/25/31 (g)	145,000	140,736
1.74% 10/25/31 (g)	250,000	248,161
3.07% 06/25/27 (g)	219,272	236,197
		2,443,782
Asset Backed - 0.0%*
American Express Credit Account Master Trust
0.90% 11/15/26	184,000	182,644
BA Credit Card Trust
0.44% 09/15/26	9,000	8,883
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	79,356
Drive Auto Receivables Trust 2021-3
0.79% 10/15/25	43,000	42,871
Honda Auto Receivables Owner Trust
0.33% 08/15/25	150,000	148,613
Hyundai Auto Receivables Trust 2021-C
0.74% 05/15/26	100,000	99,349
Santander Drive Auto Receivables Trust
0.95% 09/15/27	69,000	68,757
Toyota Auto Receivables 2020-C Owner Trust
0.57% 10/15/25	250,000	247,613
Verizon Owner Trust
0.47% 02/20/25	100,000	99,729
World Omni Auto Receivables Trust 2021-B
0.42% 06/15/26	100,000	99,035
		1,076,850
Corporate Notes - 4.7%
3M Co.
3.00% 08/07/25	40,000	42,380
3.38% 03/01/29	50,000	54,553
3.63% 09/14/28	25,000	27,803
4.00% 09/14/48	55,000	66,403
Abbott Laboratories
3.75% 11/30/26	57,000	62,979

See Notes to Schedule of Investments and Notes to Financial Statements.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
4.90% 11/30/46	$ 100,000	$ 137,256
AbbVie Inc.
2.60% 11/21/24	50,000	51,859
3.20% 05/14/26 - 11/21/29	155,000	165,304
3.80% 03/15/25	100,000	106,676
4.25% 11/14/28 - 11/21/49	60,000	70,969
4.30% 05/14/36	100,000	117,524
4.70% 05/14/45	50,000	61,827
4.75% 03/15/45	50,000	62,140
4.88% 11/14/48	25,000	32,362
Adobe Inc.
3.25% 02/01/25	70,000	74,080
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	27,712
AEP Texas Inc.
3.45% 05/15/51	35,000	35,704
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	150,000	149,802
2.45% 10/29/26	150,000	151,126
3.30% 01/30/32	150,000	152,970
African Development Bank
0.75% 04/03/23	100,000	100,201
0.88% 03/23/26	100,000	98,414
Agilent Technologies Inc.
2.75% 09/15/29	25,000	25,846
Air Lease Corp.
3.88% 07/03/23	50,000	51,816
4.25% 02/01/24	100,000	105,405
Air Products & Chemicals Inc.
2.05% 05/15/30	10,000	10,061
2.70% 05/15/40	25,000	25,202
2.80% 05/15/50	20,000	20,379
Aircastle Ltd.
4.13% 05/01/24	20,000	20,922
5.00% 04/01/23	20,000	20,890
Alabama Power Co.
3.45% 10/01/49	50,000	53,382
Alexandria Real Estate Equities Inc.
4.00% 02/01/50	25,000	29,136
4.85% 04/15/49	125,000	161,827
Alibaba Group Holding Ltd.
3.15% 02/09/51	100,000	93,172
4.00% 12/06/37	100,000	108,392
Allegion PLC
3.50% 10/01/29	15,000	15,964
	Principal Amount	Fair Value
Allina Health System
2.90% 11/15/51	$ 10,000	$ 10,003
Alphabet Inc.
2.05% 08/15/50	100,000	89,670
3.38% 02/25/24	50,000	52,765
Altria Group Inc.
3.40% 02/04/41	100,000	92,205
4.80% 02/14/29	40,000	45,175
5.38% 01/31/44	70,000	80,942
5.80% 02/14/39	15,000	18,058
5.95% 02/14/49	40,000	50,099
Amazon.com Inc.
0.40% 06/03/23	105,000	104,681
1.65% 05/12/28	50,000	49,962
3.15% 08/22/27	100,000	108,087
4.05% 08/22/47	150,000	182,608
4.25% 08/22/57	100,000	128,264
Amcor Flexibles North America Inc.
2.69% 05/25/31	65,000	65,770
America Movil SAB de C.V.
6.13% 03/30/40	100,000	138,347
American Airlines Pass Through Trust
3.15% 08/15/33	68,904	69,595
American Campus Communities Operating Partnership LP
3.63% 11/15/27	30,000	32,090
American Express Co.
0.75% 11/03/23	50,000	49,899
3.40% 02/27/23	100,000	102,887
3.63% 12/05/24	50,000	53,435
American Financial Group Inc.
3.50% 08/15/26	65,000	69,435
American Honda Finance Corp.
0.75% 08/09/24	35,000	34,628
2.40% 06/27/24	225,000	231,912
American International Group Inc.
2.50% 06/30/25	100,000	103,204
4.50% 07/16/44	50,000	61,626
American Tower Corp.
3.10% 06/15/50	100,000	97,248
3.50% 01/31/23	50,000	51,355
3.95% 03/15/29	100,000	109,193
American Water Capital Corp.
3.25% 06/01/51	50,000	52,214
3.45% 06/01/29	125,000	134,925

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
AmerisourceBergen Corp.
3.45% 12/15/27	$ 100,000	$ 107,741
Amgen Inc.
3.15% 02/21/40	75,000	76,753
3.20% 11/02/27	100,000	107,614
4.56% 06/15/48	50,000	61,915
4.66% 06/15/51	105,000	133,669
Amphenol Corp.
4.35% 06/01/29	25,000	28,406
Analog Devices Inc.
1.70% 10/01/28	50,000	49,696
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70% 02/01/36	150,000	181,191
4.90% 02/01/46	120,000	152,000
Anheuser-Busch InBev Worldwide Inc.
4.00% 04/13/28	55,000	61,152
4.60% 04/15/48	85,000	104,029
4.75% 04/15/58	50,000	62,948
5.45% 01/23/39	35,000	45,896
5.55% 01/23/49	65,000	89,902
5.80% 01/23/59	25,000	36,191
Anthem Inc.
3.30% 01/15/23	100,000	102,705
4.38% 12/01/47	65,000	79,667
4.65% 01/15/43	100,000	124,861
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31	50,000	48,614
2.60% 12/02/31	35,000	35,622
Apple Inc.
0.75% 05/11/23	100,000	100,363
1.20% 02/08/28	200,000	194,248
1.70% 08/05/31	200,000	195,312
2.40% 01/13/23 - 05/03/23	150,000	153,209
2.70% 08/05/51	100,000	99,229
2.75% 01/13/25	50,000	52,275
2.85% 08/05/61	50,000	50,279
3.00% 11/13/27	50,000	53,686
3.25% 02/23/26	60,000	64,198
3.75% 11/13/47	50,000	58,767
4.38% 05/13/45	65,000	82,226
4.65% 02/23/46	85,000	111,664
Applied Materials Inc.
3.90% 10/01/25	60,000	65,257
Arch Capital Finance LLC
5.03% 12/15/46	50,000	64,818
	Principal Amount	Fair Value
Ares Capital Corp.
3.88% 01/15/26	$ 100,000	$ 105,533
4.20% 06/10/24	65,000	68,689
Arizona Public Service Co.
4.25% 03/01/49	25,000	29,205
Arrow Electronics Inc.
4.00% 04/01/25	40,000	42,652
Asian Development Bank
0.25% 07/14/23	135,000	134,201
0.75% 10/08/30	100,000	93,424
1.00% 04/14/26	50,000	49,479
1.50% 03/04/31	200,000	198,800
1.75% 09/19/29	50,000	50,774
2.75% 03/17/23	195,000	200,152
3.13% 09/26/28	25,000	27,621
Assurant Inc.
4.90% 03/27/28	50,000	57,187
AstraZeneca PLC
0.70% 04/08/26	50,000	48,361
3.50% 08/17/23	25,000	26,078
4.00% 01/17/29	20,000	22,547
6.45% 09/15/37	50,000	73,720
AT&T Inc.
0.90% 03/25/24	100,000	99,602
1.65% 02/01/28	45,000	44,069
2.25% 02/01/32	110,000	106,433
2.75% 06/01/31	100,000	101,975
3.50% 09/15/53	150,000	151,612
3.55% 09/15/55	136,000	136,252
3.65% 06/01/51 - 09/15/59	300,000	305,667
4.30% 02/15/30	20,000	22,533
4.35% 03/01/29 - 06/15/45	150,000	169,096
4.50% 05/15/35	95,000	109,640
4.75% 05/15/46	50,000	60,442
Athene Holding Ltd.
3.50% 01/15/31	10,000	10,554
Atmos Energy Corp.
4.30% 10/01/48	100,000	122,389
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	54,304
Autodesk Inc.
2.40% 12/15/31	100,000	99,853
Automatic Data Processing Inc.
1.70% 05/15/28	20,000	19,956
AutoZone Inc.
3.75% 04/18/29	100,000	109,436

See Notes to Schedule of Investments and Notes to Financial Statements.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
AvalonBay Communities Inc.
1.90% 12/01/28	$ 50,000	$ 49,592
2.05% 01/15/32	35,000	34,565
3.20% 01/15/28	40,000	42,820
Avangrid Inc.
3.80% 06/01/29	50,000	54,659
AXA S.A.
8.60% 12/15/30	100,000	144,878
Baidu Inc.
3.08% 04/07/25	100,000	103,760
4.38% 03/29/28	100,000	110,827
Bain Capital Specialty Finance Inc.
2.55% 10/13/26	50,000	48,571
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.77% 12/15/22	50,000	50,987
4.08% 12/15/47	50,000	57,005
Banco Santander S.A.
3.13% 02/23/23	100,000	102,382
3.80% 02/23/28	100,000	108,321
Bank of America Corp.
3.95% 04/21/25	55,000	58,808
4.18% 11/25/27	100,000	109,468
5.00% 01/21/44	150,000	197,115
6.11% 01/29/37	100,000	134,600
Bank of America Corp. (1.32% fixed rate until 06/19/25; 1.15% + SOFR thereafter)
1.32% 06/19/26 (g)	150,000	148,438
Bank of America Corp. (1.49% fixed rate until 05/19/23; 1.46% + SOFR thereafter)
1.49% 05/19/24 (g)	100,000	100,733
Bank of America Corp. (1.53% fixed rate until 12/06/24; 0.65% + SOFR thereafter)
1.53% 12/06/25 (g)	150,000	150,382
Bank of America Corp. (1.66% fixed rate until 03/11/26; 0.91% + SOFR thereafter)
1.66% 03/11/27 (g)	100,000	99,299
Bank of America Corp. (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)
2.57% 10/20/32 (g)	100,000	100,484
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (g)	75,000	75,727
	Principal Amount	Fair Value
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88% 10/22/30 (g)	$ 100,000	$ 103,209
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19% 07/23/30 (g)	50,000	52,726
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (g)	107,000	114,347
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46% 03/15/25 (g)	100,000	104,600
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55% 03/05/24 (g)	100,000	102,986
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (g)	100,000	107,001
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (g)	100,000	116,668
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97% 03/05/29 (g)	100,000	109,496
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (g)	50,000	58,582
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33% 03/15/50 (g)	100,000	123,794

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Bank of Montreal (0.95% fixed rate until 01/22/26; 0.60% + SOFR thereafter)
0.95% 01/22/27 (g)	$ 100,000	$ 97,052
Banner Health
2.34% 01/01/30	75,000	75,942
Barclays PLC
3.65% 03/16/25	50,000	52,867
Barclays PLC (1.01% fixed rate until 12/10/23; 0.80% + 1 year CMT Rate thereafter)
1.01% 12/10/24 (g)	100,000	99,264
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (g)	100,000	102,391
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (g)	100,000	114,427
BAT Capital Corp.
2.79% 09/06/24	100,000	103,047
3.56% 08/15/27	100,000	104,970
3.98% 09/25/50	200,000	193,410
Baxalta Inc.
4.00% 06/23/25	30,000	32,318
BBVA USA
3.88% 04/10/25	50,000	53,589
Becton Dickinson & Co.
3.70% 06/06/27	66,000	71,968
Bell Canada Inc.
4.30% 07/29/49	30,000	36,496
Berkshire Hathaway Energy Co.
2.85% 05/15/51	275,000	264,489
Berkshire Hathaway Finance Corp.
2.50% 01/15/51	200,000	186,130
4.20% 08/15/48	100,000	121,449
Best Buy Company Inc.
4.45% 10/01/28	25,000	28,380
Biogen Inc.
2.25% 05/01/30	85,000	83,764
Black Hills Corp.
3.88% 10/15/49	25,000	27,678
4.35% 05/01/33	30,000	34,073
BlackRock Inc.
2.40% 04/30/30	20,000	20,544
3.25% 04/30/29	60,000	65,323
	Principal Amount	Fair Value
Blackstone Private Credit Fund
2.63% 12/15/26 (d)	$ 100,000	$ 97,577
Blackstone Secured Lending Fund
2.75% 09/16/26	50,000	49,973
Boardwalk Pipelines LP
4.80% 05/03/29	20,000	22,422
Booking Holdings Inc.
3.55% 03/15/28	100,000	109,058
Boston Properties LP
3.40% 06/21/29	50,000	53,093
Boston Scientific Corp.
4.55% 03/01/39	50,000	59,788
BP Capital Markets America Inc.
2.77% 11/10/50	100,000	94,127
3.94% 09/21/28	100,000	111,001
4.23% 11/06/28	50,000	56,662
BPCE S.A.
4.00% 04/15/24	50,000	53,233
Brandywine Operating Partnership LP
4.55% 10/01/29	25,000	27,861
Brighthouse Financial Inc.
3.85% 12/22/51	50,000	49,610
Bristol-Myers Squibb Co.
2.55% 11/13/50	30,000	28,451
2.75% 02/15/23	50,000	51,064
3.40% 07/26/29	55,000	60,158
3.45% 11/15/27	50,000	54,676
4.13% 06/15/39	15,000	17,742
4.25% 10/26/49	40,000	49,478
4.35% 11/15/47	50,000	61,992
5.00% 08/15/45	38,000	50,604
British Telecommunications PLC
9.63% 12/15/30	50,000	73,524
Broadcom Inc.
3.15% 11/15/25	140,000	146,993
3.50% 02/15/41 (d)	100,000	101,827
4.30% 11/15/32	130,000	146,411
4.75% 04/15/29	100,000	113,915
Brookfield Finance Inc.
3.90% 01/25/28	100,000	109,787
Bunge Limited Finance Corp.
1.63% 08/17/25	50,000	49,934
4.35% 03/15/24	50,000	53,158

See Notes to Schedule of Investments and Notes to Financial Statements.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Burlington Northern Santa Fe LLC
3.55% 02/15/50	$ 50,000	$ 56,271
5.75% 05/01/40	100,000	138,749
California Institute of Technology
3.65% 09/01/19	20,000	23,408
Camden Property Trust
3.35% 11/01/49	10,000	10,993
4.10% 10/15/28	10,000	11,279
Campbell Soup Co.
2.38% 04/24/30	15,000	14,909
3.65% 03/15/23	15,000	15,463
4.15% 03/15/28	50,000	55,526
Canadian Imperial Bank of Commerce
1.00% 10/18/24	50,000	49,549
1.25% 06/22/26	125,000	121,920
Canadian National Railway Co.
2.95% 11/21/24	55,000	57,385
Canadian Natural Resources Ltd.
2.05% 07/15/25	150,000	151,594
Canadian Pacific Railway Co.
2.05% 03/05/30	20,000	19,766
2.90% 02/01/25	50,000	52,098
Capital One Financial Co. (2.62% fixed rate until 11/02/31; 1.27% + SOFR thereafter)
2.62% 11/02/32 (g)	25,000	24,897
Capital One Financial Corp.
3.90% 01/29/24	125,000	131,669
4.20% 10/29/25	90,000	97,860
Cardinal Health Inc.
3.20% 03/15/23	50,000	51,288
Carlisle Companies Inc.
2.20% 03/01/32	50,000	48,117
Carrier Global Corp.
2.24% 02/15/25	15,000	15,368
2.49% 02/15/27	15,000	15,399
3.58% 04/05/50	25,000	26,595
Caterpillar Financial Services Corp.
0.25% 03/01/23	65,000	64,646
3.45% 05/15/23	100,000	103,652
Caterpillar Inc.
3.25% 04/09/50	100,000	110,522
	Principal Amount	Fair Value
CDW LLC/CDW Finance Corp.
2.67% 12/01/26	$ 70,000	$ 71,831
Celulosa Arauco y Constitucion S.A.
3.88% 11/02/27	100,000	106,258
Cenovus Energy Inc.
6.80% 09/15/37	150,000	203,439
CenterPoint Energy Houston Electric LLC
4.50% 04/01/44	50,000	62,921
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	64,448
3.70% 04/01/51	105,000	101,494
4.80% 03/01/50	95,000	106,493
6.48% 10/23/45	150,000	205,072
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39 (d)	55,000	53,810
Chevron Corp.
2.90% 03/03/24	50,000	52,033
2.95% 05/16/26	50,000	53,007
Chevron USA Inc.
3.25% 10/15/29	100,000	108,520
Chubb INA Holdings Inc.
2.85% 12/15/51	15,000	15,089
4.35% 11/03/45	100,000	124,272
CI Financial Corp.
4.10% 06/15/51	50,000	54,231
Cigna Corp.
2.38% 03/15/31	60,000	60,247
2.40% 03/15/30	15,000	15,104
3.75% 07/15/23	20,000	20,816
4.38% 10/15/28	40,000	45,472
4.50% 02/25/26	50,000	55,402
4.80% 08/15/38	30,000	36,874
4.90% 12/15/48	130,000	167,861
Cisco Systems Inc.
5.90% 02/15/39	100,000	143,896
Citigroup Inc.
3.88% 03/26/25	50,000	53,302
4.30% 11/20/26	100,000	110,658
6.13% 08/25/36	155,000	210,995
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98% 05/01/25 (g)	100,000	99,282

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Citigroup Inc. (1.28% fixed rate until 11/03/24; 0.53% + SOFR thereafter)
1.28% 11/03/25 (g)	$ 15,000	$ 14,968
Citigroup Inc. (2.52% fixed rate until 11/03/31; 1.18% + SOFR thereafter)
2.52% 11/03/32 (g)	35,000	35,012
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.84% + SOFR thereafter)
3.11% 04/08/26 (g)	100,000	104,843
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35% 04/24/25 (g)	100,000	104,460
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52% 10/27/28 (g)	100,000	107,229
Citigroup Inc. (4.08% fixed rate until 04/23/28; 1.19% + 3 month USD LIBOR thereafter)
4.08% 04/23/29 (g)	150,000	165,393
Citigroup Inc. (5.32% fixed rate until 03/26/40; 4.55% + SOFR thereafter)
5.32% 03/26/41 (g)	150,000	197,569
Citrix Systems Inc.
3.30% 03/01/30	25,000	25,365
CME Group Inc.
3.00% 03/15/25	50,000	52,564
CNH Industrial Capital LLC
1.95% 07/02/23	65,000	65,850
CNH Industrial N.V.
3.85% 11/15/27	15,000	16,371
CNOOC Finance 2014 ULC
4.25% 04/30/24	100,000	106,275
CNOOC Petroleum North America ULC
6.40% 05/15/37	100,000	132,011
Comcast Corp.
2.65% 02/01/30	35,000	36,253
2.94% 11/01/56 (d)	100,000	95,255
3.38% 08/15/25	100,000	106,709
3.45% 02/01/50	135,000	144,233
3.55% 05/01/28	100,000	109,485
3.97% 11/01/47	100,000	114,511
	Principal Amount	Fair Value
4.00% 03/01/48	$ 50,000	$ 57,486
4.15% 10/15/28	45,000	51,066
4.60% 10/15/38	130,000	157,943
4.70% 10/15/48	40,000	51,191
Comerica Inc.
4.00% 02/01/29	50,000	55,923
Commonwealth Edison Co.
4.60% 08/15/43	150,000	186,871
Conagra Brands Inc.
4.30% 05/01/24	5,000	5,326
5.30% 11/01/38	60,000	75,863
ConocoPhillips
6.50% 02/01/39	100,000	145,562
Consolidated Edison Company of New York Inc.
3.88% 06/15/47	100,000	109,806
4.13% 05/15/49	50,000	57,540
Constellation Brands Inc.
3.50% 05/09/27	100,000	107,796
3.75% 05/01/50	5,000	5,472
5.25% 11/15/48	15,000	19,683
Consumers Energy Co.
4.05% 05/15/48	50,000	59,924
Continental Resources Inc.
3.80% 06/01/24	110,000	114,822
Cooperatieve Rabobank UA
0.38% 01/12/24	150,000	148,146
Corning Inc.
3.90% 11/15/49	50,000	56,353
Corp. Andina de Fomento
1.25% 10/26/24	68,000	67,687
Council Of Europe Development Bank
2.63% 02/13/23	120,000	122,720
Credit Suisse AG
0.50% 02/02/24	140,000	138,314
3.63% 09/09/24	50,000	53,039
Credit Suisse Group AG
4.88% 05/15/45	50,000	63,239
Crown Castle International Corp.
3.15% 07/15/23	55,000	56,670
3.80% 02/15/28	100,000	108,695
5.20% 02/15/49	50,000	64,307
CSX Corp.
4.10% 03/15/44	68,000	79,033
4.25% 03/15/29	50,000	56,504
4.75% 11/15/48	65,000	84,365

See Notes to Schedule of Investments and Notes to Financial Statements.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
CubeSmart LP
2.00% 02/15/31	$ 50,000	$ 48,372
4.38% 02/15/29	15,000	17,001
Cummins Inc.
1.50% 09/01/30	100,000	94,776
CVS Health Corp.
2.63% 08/15/24	100,000	103,583
3.38% 08/12/24	50,000	52,551
3.88% 07/20/25	50,000	53,781
4.10% 03/25/25	13,000	14,014
4.30% 03/25/28	43,000	48,287
4.78% 03/25/38	95,000	115,755
5.05% 03/25/48	265,000	346,739
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24	25,000	25,860
D.R. Horton Inc.
1.30% 10/15/26	55,000	53,683
Darden Restaurants Inc.
4.55% 02/15/48	15,000	17,353
Dell International LLC/EMC Corp.
3.38% 12/15/41 (d)	25,000	24,753
6.02% 06/15/26	175,000	202,781
6.20% 07/15/30	100,000	126,407
Delmarva Power & Light Co.
4.15% 05/15/45	100,000	117,196
Deutsche Bank AG (2.22% fixed rate until 09/18/23; 2.16% + SOFR thereafter)
2.22% 09/18/24 (g)	100,000	101,318
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (g)	100,000	105,435
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96% 11/26/25 (g)	50,000	52,884
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	72,699
Devon Energy Corp.
5.00% 06/15/45	50,000	60,776
DH Europe Finance II Sarl
3.40% 11/15/49	100,000	108,963
Diageo Capital PLC
2.13% 04/29/32	100,000	99,238
Diamondback Energy Inc.
3.50% 12/01/29	50,000	52,997
	Principal Amount	Fair Value
4.75% 05/31/25	$ 65,000	$ 71,214
Digital Realty Trust LP
4.45% 07/15/28	50,000	56,538
Discovery Communications LLC
3.90% 11/15/24	50,000	53,140
4.65% 05/15/50	100,000	117,672
Dollar Tree Inc.
4.00% 05/15/25	50,000	53,738
Dominion Energy Inc.
1.45% 04/15/26	40,000	39,598
4.25% 06/01/28	50,000	55,930
DTE Electric Co.
2.95% 03/01/50	25,000	25,369
3.70% 03/15/45	45,000	50,146
Duke Energy Carolinas LLC
3.05% 03/15/23	50,000	51,278
3.95% 03/15/48	50,000	57,976
Duke Energy Corp. (3.25% fixed rate until 01/15/27; 2.32% + 5 year CMT Rate thereafter)
3.25% 01/15/82 (g)	100,000	97,609
Duke Energy Florida LLC
3.80% 07/15/28	50,000	55,160
Duke Energy Indiana LLC
2.75% 04/01/50	100,000	94,332
Duke Energy Ohio Inc.
3.65% 02/01/29	100,000	108,735
4.30% 02/01/49	100,000	120,487
Duke Realty LP
2.25% 01/15/32	50,000	48,960
DuPont de Nemours Inc.
4.21% 11/15/23	50,000	52,873
5.32% 11/15/38	15,000	19,291
5.42% 11/15/48	40,000	55,924
Eagle Materials Inc.
2.50% 07/01/31	25,000	24,672
eBay Inc.
1.90% 03/11/25	40,000	40,475
Ecolab Inc.
2.13% 02/01/32	25,000	24,804
3.25% 12/01/27	70,000	75,879
Edison International
4.13% 03/15/28	50,000	53,109
Eli Lilly & Co.
2.25% 05/15/50	50,000	46,009
2.75% 06/01/25	22,000	23,036
3.38% 03/15/29	13,000	14,263

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Emera US Finance LP
3.55% 06/15/26	$ 60,000	$ 63,822
Emerson Electric Co.
2.20% 12/21/31	100,000	99,585
2.63% 02/15/23	100,000	101,664
Emory University
2.14% 09/01/30	65,000	65,803
2.97% 09/01/50	65,000	68,579
Enable Midstream Partners LP
4.95% 05/15/28	60,000	66,727
Enbridge Energy Partners LP
5.88% 10/15/25	75,000	85,548
Enbridge Inc.
2.50% 08/01/33	100,000	98,378
Enel Chile S.A.
4.88% 06/12/28	50,000	55,121
Energy Transfer LP
5.88% 01/15/24	100,000	107,910
6.00% 06/15/48	50,000	62,531
6.25% 04/15/49	50,000	65,386
6.50% 02/01/42	150,000	192,612
Enstar Group Ltd.
3.10% 09/01/31	10,000	9,790
Entergy Louisiana LLC
3.10% 06/15/41	50,000	51,372
4.05% 09/01/23	50,000	52,026
Entergy Texas Inc.
4.00% 03/30/29	100,000	110,606
Enterprise Products Operating LLC
3.90% 02/15/24	75,000	78,839
4.20% 01/31/50	35,000	39,577
4.25% 02/15/48	25,000	28,489
4.45% 02/15/43	92,000	105,625
4.80% 02/01/49	25,000	30,504
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38% 02/15/78 (g)	50,000	50,318
EOG Resources Inc.
4.38% 04/15/30	100,000	115,607
EPR Properties
3.60% 11/15/31	65,000	64,655
Equifax Inc.
2.60% 12/01/24	50,000	51,743
Equinix Inc.
2.15% 07/15/30	115,000	111,751
2.63% 11/18/24	65,000	67,055
	Principal Amount	Fair Value
Equinor ASA
2.65% 01/15/24	$ 225,000	$ 232,204
3.95% 05/15/43	50,000	58,306
ERP Operating LP
1.85% 08/01/31	100,000	96,991
Essential Utilities Inc.
2.70% 04/15/30	100,000	101,455
European Bank for Reconstruction & Development
1.63% 09/27/24	100,000	101,781
European Investment Bank
0.25% 09/15/23	100,000	99,231
0.38% 12/15/25	100,000	96,768
0.75% 10/26/26	56,000	54,524
2.25% 06/24/24	250,000	258,385
2.63% 03/15/24	285,000	296,226
Evergy Metro Inc.
4.20% 06/15/47	100,000	119,276
Eversource Energy
2.90% 10/01/24	100,000	103,722
Exelon Generation Company LLC
3.25% 06/01/25	95,000	99,766
Expedia Group Inc.
3.25% 02/15/30	35,000	35,777
4.63% 08/01/27	90,000	100,578
Exxon Mobil Corp.
2.71% 03/06/25	50,000	52,120
2.99% 03/19/25	100,000	105,187
3.04% 03/01/26	150,000	158,865
3.10% 08/16/49	25,000	25,367
4.23% 03/19/40	100,000	118,119
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	28,014
Federal Realty Investment Trust
3.20% 06/15/29	50,000	52,894
FedEx Corp.
4.05% 02/15/48	100,000	112,946
Fidelity National Financial Inc.
4.50% 08/15/28	25,000	28,278
Fifth Third Bancorp (1.71% fixed rate until 11/01/26; 0.69% + SOFR thereafter)
1.71% 11/01/27 (g)	65,000	64,280
Fiserv Inc.
3.50% 07/01/29	45,000	48,398
3.80% 10/01/23	25,000	26,146
4.20% 10/01/28	30,000	33,626

See Notes to Schedule of Investments and Notes to Financial Statements.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Flex Ltd.
4.88% 06/15/29	$ 25,000	$ 28,424
Florida Power & Light Co.
2.88% 12/04/51	50,000	50,994
4.13% 02/01/42	100,000	119,462
Fomento Economico Mexicano SAB de C.V.
3.50% 01/16/50	150,000	157,531
Fortune Brands Home & Security Inc.
3.25% 09/15/29	50,000	52,865
Fox Corp.
4.03% 01/25/24	125,000	132,032
FS KKR Capital Corp.
4.13% 02/01/25	25,000	26,184
GATX Corp.
3.50% 03/15/28	100,000	107,123
GE Capital International Funding Company Unlimited Co.
4.42% 11/15/35	150,000	179,902
General Dynamics Corp.
3.38% 05/15/23	50,000	51,746
3.75% 05/15/28	55,000	60,899
General Mills Inc.
3.65% 02/15/24	50,000	52,395
General Motors Co.
5.40% 10/02/23	100,000	107,097
6.80% 10/01/27	55,000	67,633
General Motors Financial Company Inc.
1.20% 10/15/24	95,000	94,293
2.35% 01/08/31	100,000	97,111
4.35% 01/17/27	100,000	110,146
5.25% 03/01/26	55,000	61,687
Georgia Power Co.
2.65% 09/15/29	100,000	101,849
Georgia-Pacific LLC
8.88% 05/15/31	50,000	77,449
Gilead Sciences Inc.
3.65% 03/01/26	100,000	107,845
3.70% 04/01/24	50,000	52,529
4.80% 04/01/44	150,000	189,604
GlaxoSmithKline Capital Inc.
3.63% 05/15/25	55,000	59,193
GlaxoSmithKline Capital PLC
3.38% 06/01/29	175,000	190,675
Global Payments Inc.
3.20% 08/15/29	150,000	156,181
	Principal Amount	Fair Value
GLP Capital LP/GLP Financing II Inc.
4.00% 01/15/31	$ 50,000	$ 53,367
5.25% 06/01/25	10,000	10,988
5.38% 11/01/23 - 04/15/26	30,000	32,959
5.75% 06/01/28	10,000	11,559
Halliburton Co.
3.50% 08/01/23	6,000	6,198
5.00% 11/15/45	50,000	60,300
Hasbro Inc.
3.00% 11/19/24	50,000	52,120
HCA Inc.
4.50% 02/15/27	30,000	33,109
4.75% 05/01/23	30,000	31,436
5.00% 03/15/24	50,000	53,790
5.25% 04/15/25 - 06/15/26	70,000	78,147
5.50% 06/15/47	35,000	45,934
Hewlett Packard Enterprise Co.
6.35% 10/15/45	150,000	200,869
Highwoods Realty LP
4.20% 04/15/29	25,000	27,683
Honeywell International Inc.
2.70% 08/15/29	30,000	31,432
3.35% 12/01/23	50,000	52,316
5.38% 03/01/41	100,000	138,541
Host Hotels & Resorts LP
3.38% 12/15/29	100,000	102,288
HP Inc.
6.00% 09/15/41	162,000	215,799
HSBC Holdings PLC
3.90% 05/25/26	50,000	54,010
4.95% 03/31/30	200,000	234,520
5.25% 03/14/44	100,000	130,271
HSBC Holdings PLC (2.36% fixed rate until 08/18/30; 1.95% + SOFR thereafter)
2.36% 08/18/31 (g)	100,000	97,698
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80% 03/11/25 (g)	100,000	105,005
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95% 05/18/24 (g)	100,000	103,747

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97% 05/22/30 (g)	$ 100,000	$ 108,721
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (g)	100,000	107,984
Hubbell Inc.
3.50% 02/15/28	50,000	53,842
Huntsman International LLC
4.50% 05/01/29	20,000	22,211
Hyatt Hotels Corp.
5.75% 04/23/30	25,000	29,874
IDEX Corp.
3.00% 05/01/30	10,000	10,412
Illinois Tool Works Inc.
2.65% 11/15/26	100,000	105,153
Indiana Michigan Power Co.
3.85% 05/15/28	25,000	27,636
Indiana University Health Inc. Obligated Group
2.85% 11/01/51	15,000	15,110
ING Groep N.V.
3.95% 03/29/27	100,000	109,621
Intel Corp.
3.10% 02/15/60	35,000	35,265
3.15% 05/11/27	200,000	214,530
3.75% 03/25/27	100,000	110,075
4.95% 03/25/60	100,000	140,406
Inter-American Development Bank
0.50% 09/23/24	150,000	148,149
0.63% 07/15/25	50,000	49,114
1.13% 01/13/31	225,000	216,758
2.13% 01/15/25	200,000	206,596
2.38% 07/07/27	100,000	105,076
2.63% 01/16/24	100,000	103,741
Intercontinental Exchange Inc.
2.65% 09/15/40	50,000	48,584
3.00% 06/15/50	15,000	15,157
3.45% 09/21/23	90,000	93,592
International Bank for Reconstruction & Development
0.63% 04/22/25	200,000	197,028
0.75% 11/24/27	185,000	177,726
1.13% 09/13/28	160,000	156,299
	Principal Amount	Fair Value
1.25% 02/10/31	$ 150,000	$ 145,966
1.50% 08/28/24	100,000	101,512
1.63% 11/03/31	300,000	300,141
2.50% 07/29/25	150,000	157,056
International Business Machines Corp.
3.50% 05/15/29	130,000	141,225
4.00% 06/20/42	150,000	172,381
International Finance Corp.
0.50% 03/20/23	200,000	199,702
International Flavors & Fragrances Inc.
5.00% 09/26/48	15,000	19,283
Intuit Inc.
0.65% 07/15/23	65,000	64,836
Invitation Homes Operating Partnership LP
2.30% 11/15/28	15,000	14,849
2.70% 01/15/34	15,000	14,713
Jefferies Group LLC
2.75% 10/15/32	85,000	84,438
John Deere Capital Corp.
1.45% 01/15/31	70,000	66,630
2.70% 01/06/23	100,000	102,047
3.45% 06/07/23 - 03/13/25	75,000	79,314
Johnson & Johnson
1.30% 09/01/30	100,000	96,284
2.25% 09/01/50	50,000	46,633
2.45% 03/01/26	75,000	78,182
3.40% 01/15/38	25,000	27,983
3.50% 01/15/48	30,000	34,484
4.38% 12/05/33	50,000	61,460
Johnson Controls International PLC
3.63% 07/02/24 (h)	75,000	78,937
JPMorgan Chase & Co.
3.88% 09/10/24	275,000	292,666
6.40% 05/15/38	100,000	145,608
JPMorgan Chase & Co. (0.70% fixed rate until 03/16/23; 0.58% + SOFR thereafter)
0.70% 03/16/24 (g)	100,000	99,803
JPMorgan Chase & Co. (0.77% fixed rate until 08/09/24; 0.49% + SOFR thereafter)
0.77% 08/09/25 (g)	100,000	98,519

See Notes to Schedule of Investments and Notes to Financial Statements.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
JPMorgan Chase & Co. (1.05% fixed rate until 11/19/25; 0.80% + SOFR thereafter)
1.05% 11/19/26 (g)	$ 150,000	$ 146,119
JPMorgan Chase & Co. (1.56% fixed rate until 12/10/24; 0.61% + SOFR thereafter)
1.56% 12/10/25 (g)	200,000	200,356
JPMorgan Chase & Co. (2.55% fixed rate until 11/08/31; 1.18% + SOFR thereafter)
2.55% 11/08/32 (g)	125,000	125,846
JPMorgan Chase & Co. (2.58% fixed rate until 04/22/31; 1.25% + SOFR thereafter)
2.58% 04/22/32 (g)	75,000	75,934
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (g)	35,000	36,221
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (g)	50,000	52,063
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54% 05/01/28 (g)	50,000	53,810
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70% 05/06/30 (g)	75,000	81,809
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80% 07/23/24 (g)	100,000	104,221
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (g)	50,000	56,643
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (g)	$ 100,000	$ 115,884
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (g)	100,000	108,258
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96% 11/15/48 (g)	100,000	117,075
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02% 12/05/24 (g)	50,000	52,667
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45% 12/05/29 (g)	50,000	56,743
Kaiser Foundation Hospitals
2.81% 06/01/41	65,000	65,307
3.00% 06/01/51	70,000	72,166
Kansas City Southern
4.70% 05/01/48	50,000	62,602
Kennametal Inc.
4.63% 06/15/28	25,000	28,076
Kentucky Utilities Co.
4.38% 10/01/45	40,000	47,652
Keurig Dr Pepper Inc.
4.99% 05/25/38	125,000	154,497
KeyBank NA
3.90% 04/13/29	100,000	110,096
Keysight Technologies Inc.
3.00% 10/30/29	25,000	26,025
Kilroy Realty LP
3.45% 12/15/24	50,000	52,471
Kimberly Clark Corp.
2.00% 11/02/31	50,000	49,849
Kimberly-Clark Corp.
1.05% 09/15/27	25,000	24,232
Kimco Realty Corp.
3.70% 10/01/49	50,000	53,588
Kinder Morgan Energy Partners LP
5.00% 08/15/42	50,000	58,180

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Kinder Morgan Inc.
1.75% 11/15/26	$ 30,000	$ 29,926
3.60% 02/15/51	25,000	25,281
5.05% 02/15/46	50,000	59,871
5.30% 12/01/34	100,000	120,546
KLA Corp.
4.65% 11/01/24	115,000	124,690
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	200,000	194,728
0.50% 09/20/24	100,000	98,782
0.75% 09/30/30	250,000	233,720
2.00% 05/02/25	150,000	154,410
2.88% 04/03/28	175,000	189,989
L3Harris Technologies Inc.
3.83% 04/27/25	50,000	53,376
4.85% 04/27/35	40,000	48,673
Laboratory Corporation of America Holdings
4.00% 11/01/23	100,000	104,567
Lam Research Corp.
3.80% 03/15/25	115,000	123,186
Landwirtschaftliche Rentenbank
2.50% 11/15/27	100,000	105,716
Las Vegas Sands Corp.
2.90% 06/25/25	65,000	65,079
3.90% 08/08/29	40,000	40,230
Lear Corp.
4.25% 05/15/29	25,000	27,633
5.25% 05/15/49	25,000	31,609
Leggett & Platt Inc.
4.40% 03/15/29	100,000	111,891
Lexington Realty Trust
2.38% 10/01/31	15,000	14,382
Life Storage LP
4.00% 06/15/29	50,000	55,435
Linde Inc.
2.00% 08/10/50	150,000	130,885
Lloyds Banking Group PLC
4.65% 03/24/26	50,000	55,080
Lloyds Banking Group PLC (0.70% fixed rate until 05/11/23; 0.55% + 1 year CMT Rate thereafter)
0.70% 05/11/24 (g)	200,000	199,132
Lockheed Martin Corp.
4.70% 05/15/46	50,000	64,914
Loews Corp.
2.63% 05/15/23	100,000	102,066
	Principal Amount	Fair Value
Lowe's Companies Inc.
1.70% 10/15/30	$ 45,000	$ 42,750
2.50% 04/15/26	80,000	83,334
2.63% 04/01/31	100,000	102,332
3.00% 10/15/50	30,000	29,629
3.38% 09/15/25	30,000	31,999
LYB International Finance BV
4.88% 03/15/44	100,000	124,235
Magellan Midstream Partners LP
3.95% 03/01/50	125,000	132,967
Marathon Petroleum Corp.
4.50% 04/01/48	25,000	28,436
Markel Corp.
3.50% 11/01/27	50,000	53,646
Marriott International Inc.
4.63% 06/15/30	90,000	101,687
5.75% 05/01/25	40,000	45,046
Marsh & McLennan Companies Inc.
3.30% 03/14/23	150,000	153,868
4.38% 03/15/29	25,000	28,552
4.90% 03/15/49	15,000	20,202
Martin Marietta Materials Inc.
3.20% 07/15/51	35,000	35,450
3.50% 12/15/27	50,000	53,849
Massachusetts Institute of Technology
3.89% 07/01/16	126,000	157,951
Mastercard Inc.
2.00% 03/03/25	100,000	102,498
2.95% 11/21/26	100,000	106,470
McCormick & Company Inc.
0.90% 02/15/26	100,000	96,549
McDonald's Corp.
3.50% 07/01/27	100,000	108,640
3.63% 09/01/49	55,000	60,822
3.70% 02/15/42	50,000	55,429
3.80% 04/01/28	50,000	54,955
MDC Holdings Inc.
3.97% 08/06/61	100,000	95,884
Medtronic Inc.
4.63% 03/15/45	82,000	107,564
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	119,398
Merck & Company Inc.
1.90% 12/10/28	25,000	25,109
2.75% 12/10/51	25,000	24,875
3.40% 03/07/29	75,000	81,775

See Notes to Schedule of Investments and Notes to Financial Statements.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
4.00% 03/07/49	$ 115,000	$ 139,954
Mercy Health
4.30% 07/01/28	100,000	112,407
MetLife Inc.
4.13% 08/13/42	50,000	59,170
6.50% 12/15/32	50,000	69,555
Micron Technology Inc.
4.66% 02/15/30	100,000	115,021
Microsoft Corp.
2.40% 08/08/26	100,000	104,655
2.53% 06/01/50	100,000	98,138
2.88% 02/06/24	50,000	52,022
3.04% 03/17/62	100,000	107,666
3.30% 02/06/27	100,000	108,867
3.45% 08/08/36	48,000	55,054
3.50% 02/12/35	65,000	74,439
MidAmerican Energy Co.
4.25% 07/15/49	100,000	123,569
Mitsubishi UFJ Financial Group Inc.
2.76% 09/13/26	50,000	51,918
3.96% 03/02/28	50,000	55,435
4.05% 09/11/28	100,000	111,690
4.15% 03/07/39	70,000	82,894
Mitsubishi UFJ Financial Group Inc. (1.64% fixed rate until 10/13/26; 0.67% + 1 year CMT Rate thereafter)
1.64% 10/13/27 (g)	200,000	197,214
Mizuho Financial Group Inc.
4.02% 03/05/28	100,000	111,105
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 1.24% + SOFR thereafter)
2.84% 07/16/25 (g)	100,000	103,407
Moody's Corp.
3.25% 05/20/50	50,000	52,427
Morgan Stanley
3.95% 04/23/27	50,000	54,984
4.00% 07/23/25	95,000	103,039
4.35% 09/08/26	50,000	55,381
Morgan Stanley (0.73% fixed rate until 04/05/23; 0.62% + SOFR thereafter)
0.73% 04/05/24 (g)	95,000	94,697
Morgan Stanley (0.99% fixed rate until 12/10/25; 0.72% + SOFR thereafter)
0.99% 12/10/26 (g)	100,000	97,007
	Principal Amount	Fair Value
Morgan Stanley (1.16% fixed rate until 10/21/24; 0.56% + SOFR thereafter)
1.16% 10/21/25 (g)	$ 75,000	$ 74,344
Morgan Stanley (1.59% fixed rate until 05/04/26; 2.53% - SOFR thereafter)
1.59% 05/04/27 (g)	95,000	94,026
Morgan Stanley (2.18% fixed rate until 04/28/25; 1.99% + SOFR thereafter)
2.19% 04/28/26 (g)	100,000	101,955
Morgan Stanley (2.51% fixed rate until 10/20/31; 1.20% + SOFR thereafter)
2.51% 10/20/32 (g)	75,000	74,927
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (g)	190,000	195,852
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (g)	100,000	98,180
Morgan Stanley (3.22% fixed rate until 04/22/41; 1.49% + SOFR thereafter)
3.22% 04/22/42 (g)	55,000	57,683
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74% 04/24/24 (g)	110,000	113,848
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77% 01/24/29 (g)	100,000	108,884
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46% 04/22/39 (g)	100,000	119,910
MPLX LP
4.00% 03/15/28	35,000	38,047
4.25% 12/01/27	35,000	38,774
4.70% 04/15/48	25,000	29,113
4.80% 02/15/29	70,000	80,027
5.50% 02/15/49	70,000	89,519
Mylan Inc.
4.55% 04/15/28	100,000	112,017

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Nasdaq Inc.
3.25% 04/28/50	$ 20,000	$ 20,362
National Bank of Canada (0.55% fixed rate until 11/15/23; 0.40% + 1 year CMT Rate thereafter)
0.55% 11/15/24 (g)	150,000	148,317
National Fuel Gas Co.
4.75% 09/01/28	50,000	55,125
National Retail Properties Inc.
3.60% 12/15/26	100,000	106,995
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	125,000	115,436
4.40% 11/01/48	10,000	12,513
Natwest Group PLC
3.88% 09/12/23	100,000	104,273
Natwest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89% 05/18/29 (g)	100,000	114,391
Newmont Corp.
2.60% 07/15/32	50,000	50,133
NextEra Energy Capital Holdings Inc.
3.50% 04/01/29	100,000	107,715
NIKE Inc.
2.40% 03/27/25	100,000	103,569
3.25% 03/27/40	50,000	54,433
NiSource Inc.
4.38% 05/15/47	100,000	118,994
Nomura Holdings Inc.
1.85% 07/16/25	100,000	100,071
Nordic Investment Bank
0.38% 09/11/25	150,000	145,677
Norfolk Southern Corp.
3.80% 08/01/28	30,000	33,119
3.94% 11/01/47	60,000	69,394
4.10% 05/15/21	25,000	28,483
Northern Trust Corp.
1.95% 05/01/30	90,000	89,185
Northrop Grumman Corp.
2.93% 01/15/25	50,000	52,185
4.03% 10/15/47	75,000	88,552
Northwell Healthcare Inc.
3.81% 11/01/49	50,000	55,289
Northwestern University
3.66% 12/01/57	10,000	12,482
	Principal Amount	Fair Value
NOV Inc.
3.60% 12/01/29	$ 100,000	$ 104,743
Novartis Capital Corp.
3.00% 11/20/25	50,000	52,994
4.40% 05/06/44	50,000	64,074
Nucor Corp.
2.00% 06/01/25	35,000	35,716
Nutrien Ltd.
5.00% 04/01/49	50,000	67,242
NVIDIA Corp.
0.58% 06/14/24	40,000	39,644
1.55% 06/15/28	50,000	49,359
2.00% 06/15/31	50,000	49,653
NXP BV/NXP Funding LLC
5.55% 12/01/28 (d)	100,000	119,723
Oesterreichische Kontrollbank AG
0.50% 09/16/24	175,000	172,721
Office Properties Income Trust
4.50% 02/01/25	100,000	105,514
Ohio Power Co.
1.63% 01/15/31	100,000	94,231
OhioHealth Corp.
2.83% 11/15/41	25,000	25,507
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	53,380
Oncor Electric Delivery Company LLC
3.80% 06/01/49	100,000	116,332
ONE Gas Inc.
1.10% 03/11/24	100,000	99,204
4.50% 11/01/48	20,000	24,631
ONEOK Inc.
4.35% 03/15/29	50,000	54,856
ONEOK Partners LP
6.13% 02/01/41	162,000	205,189
Oracle Corp.
2.50% 04/01/25	100,000	102,430
2.65% 07/15/26	100,000	102,877
2.95% 11/15/24	250,000	260,052
3.25% 05/15/30	50,000	51,658
3.60% 04/01/40	50,000	50,262
3.95% 03/25/51	80,000	83,245
4.00% 07/15/46	100,000	103,979
4.10% 03/25/61	100,000	104,404
4.30% 07/08/34	100,000	110,896
Orange S.A.
9.00% 03/01/31	50,000	76,590

See Notes to Schedule of Investments and Notes to Financial Statements.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
ORIX Corp.
4.05% 01/16/24	$ 100,000	$ 105,480
Owens Corning
3.88% 06/01/30	50,000	54,629
Owl Rock Capital Corp.
3.40% 07/15/26	100,000	101,865
PACCAR Financial Corp.
0.80% 06/08/23	70,000	69,994
Pacific Gas & Electric Co.
1.37% 03/10/23	135,000	134,201
1.70% 11/15/23	15,000	14,992
3.25% 06/01/31	110,000	110,499
4.20% 06/01/41	115,000	116,843
PacifiCorp
4.15% 02/15/50	50,000	59,291
6.25% 10/15/37	53,000	73,706
Packaging Corp. of America
3.05% 10/01/51	45,000	44,784
Parker-Hannifin Corp.
4.00% 06/14/49	20,000	23,386
PayPal Holdings Inc.
2.40% 10/01/24	35,000	36,217
2.85% 10/01/29	30,000	31,603
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	25,839
PepsiCo Inc.
2.25% 03/19/25	100,000	103,456
2.75% 03/01/23	50,000	51,225
2.88% 10/15/49	25,000	26,210
3.00% 10/15/27	100,000	107,463
3.38% 07/29/49	35,000	39,476
3.45% 10/06/46	50,000	56,470
PerkinElmer Inc.
2.25% 09/15/31	35,000	34,089
3.30% 09/15/29	15,000	15,967
Pfizer Inc.
1.75% 08/18/31	100,000	97,806
4.00% 12/15/36	100,000	118,559
4.30% 06/15/43	100,000	122,986
Philip Morris International Inc.
3.13% 03/02/28	50,000	53,011
3.38% 08/15/29	50,000	53,938
3.88% 08/21/42	92,000	99,249
Phillips 66
3.70% 04/06/23	100,000	103,428
4.88% 11/15/44	45,000	56,904
Phillips 66 Partners LP
3.15% 12/15/29	50,000	51,757
3.75% 03/01/28	10,000	10,744
	Principal Amount	Fair Value
4.68% 02/15/45	$ 10,000	$ 11,728
Pioneer Natural Resources Co.
2.15% 01/15/31	150,000	144,835
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30	50,000	52,634
PNC Bank NA
3.10% 10/25/27	100,000	107,057
PPL Capital Funding Inc.
3.10% 05/15/26	50,000	52,443
President & Fellows of Harvard College
3.15% 07/15/46	50,000	56,800
Principal Financial Group Inc.
3.40% 05/15/25	50,000	52,844
Prologis LP
4.38% 02/01/29	65,000	74,615
Providence St Joseph Health Obligated Group
3.93% 10/01/48	20,000	23,569
Prudential Financial Inc. (3.70% fixed rate until 07/01/30; 3.04% + 5 year CMT Rate thereafter)
3.70% 10/01/50 (g)	80,000	80,931
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (g)	100,000	112,510
Public Service Company of Colorado
3.70% 06/15/28	50,000	54,983
4.10% 06/15/48	30,000	35,783
Public Service Electric & Gas Co.
3.20% 08/01/49	90,000	95,461
3.65% 09/01/28	25,000	27,495
Public Service Enterprise Group Inc.
2.88% 06/15/24	15,000	15,531
Public Storage
3.39% 05/01/29	30,000	32,723
Puget Energy Inc.
3.65% 05/15/25	50,000	52,865
QUALCOMM Inc.
3.25% 05/20/50	115,000	126,326
Quest Diagnostics Inc.
4.25% 04/01/24	50,000	52,884

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Raytheon Technologies Corp.
3.95% 08/16/25	$ 15,000	$ 16,262
4.45% 11/16/38	60,000	72,266
4.50% 06/01/42	158,000	195,305
4.63% 11/16/48	15,000	19,206
Realty Income Corp.
3.40% 01/15/28	100,000	107,933
4.60% 02/06/24	20,000	21,266
Regency Centers LP
4.13% 03/15/28	50,000	55,632
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	70,000	66,243
Reliance Steel & Aluminum Co.
1.30% 08/15/25	105,000	103,515
RELX Capital Inc.
3.50% 03/16/23	30,000	30,890
4.00% 03/18/29	25,000	27,723
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	27,132
Republic Services Inc.
2.38% 03/15/33	100,000	99,490
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	150,000	199,639
Rockwell Automation Inc.
3.50% 03/01/29	45,000	49,384
Rogers Communications Inc.
3.00% 03/15/23	50,000	50,946
Roper Technologies Inc.
3.80% 12/15/26	100,000	109,735
Royal Bank of Canada
0.50% 10/26/23	100,000	99,319
0.88% 01/20/26	100,000	97,348
1.60% 04/17/23	80,000	80,890
Royalty Pharma PLC
3.30% 09/02/40	50,000	49,849
RPM International Inc.
4.25% 01/15/48	50,000	57,559
Ryder System Inc.
1.75% 09/01/26	15,000	14,941
3.40% 03/01/23	50,000	51,349
Sabine Pass Liquefaction LLC
5.63% 03/01/25	135,000	149,935
Sabra Health Care LP
3.90% 10/15/29	25,000	26,124
Safehold Operating Partnership LP
2.85% 01/15/32	25,000	24,470
	Principal Amount	Fair Value
salesforce.com Inc.
0.63% 07/15/24	$ 55,000	$ 54,518
Salesforce.com Inc.
3.05% 07/15/61	25,000	25,745
San Diego Gas & Electric Co.
3.60% 09/01/23	100,000	103,646
Santander Holdings USA Inc.
3.40% 01/18/23	50,000	51,103
Santander UK Group Holdings PLC (1.53% fixed rate until 08/21/25; 1.25% + 1 year CMT Rate thereafter)
1.53% 08/21/26 (g)	100,000	98,436
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37% 01/05/24 (g)	100,000	102,172
Sempra Energy
3.80% 02/01/38	50,000	54,997
Shell International Finance BV
3.50% 11/13/23	90,000	94,328
4.00% 05/10/46	50,000	58,305
4.38% 05/11/45	100,000	121,860
6.38% 12/15/38	100,000	146,265
Simon Property Group LP
2.45% 09/13/29	100,000	101,428
3.25% 09/13/49	100,000	102,791
Snap-on Inc.
3.10% 05/01/50	15,000	15,822
Southern California Edison Co.
3.60% 02/01/45	125,000	127,502
4.20% 03/01/29	100,000	111,679
Southern California Gas Co.
2.55% 02/01/30	50,000	51,374
Southwest Airlines Co.
3.00% 11/15/26	100,000	104,853
Southwestern Electric Power Co.
3.25% 11/01/51	50,000	49,822
Southwestern Public Service Co.
3.15% 05/01/50	50,000	52,255
Spectra Energy Partners LP
3.50% 03/15/25	50,000	52,715
Spirit Realty LP
2.70% 02/15/32	55,000	54,559
SSM Health Care Corp.
3.69% 06/01/23	10,000	10,315

See Notes to Schedule of Investments and Notes to Financial Statements.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Stanley Black & Decker Inc.
2.30% 03/15/30	$ 50,000	$ 50,554
Starbucks Corp.
3.10% 03/01/23	50,000	51,268
3.35% 03/12/50	15,000	15,643
3.75% 12/01/47	35,000	38,501
Stryker Corp.
4.63% 03/15/46	100,000	128,268
Sumitomo Mitsui Financial Group Inc.
2.14% 09/23/30	100,000	96,147
2.70% 07/16/24	100,000	103,331
3.01% 10/19/26	100,000	105,180
3.35% 10/18/27	50,000	53,624
4.31% 10/16/28	100,000	113,166
Suncor Energy Inc.
3.10% 05/15/25	75,000	78,487
6.85% 06/01/39	50,000	72,019
Suzano Austria GmbH
3.75% 01/15/31	55,000	55,947
Synchrony Financial
3.95% 12/01/27	100,000	107,519
4.38% 03/19/24	35,000	36,978
Sysco Corp.
6.60% 04/01/40	100,000	145,698
Takeda Pharmaceutical Company Ltd.
5.00% 11/26/28	250,000	293,715
Tampa Electric Co.
4.30% 06/15/48	50,000	61,445
Tapestry Inc.
3.05% 03/15/32	25,000	25,102
Target Corp.
2.25% 04/15/25	100,000	103,183
Teck Resources Ltd.
6.25% 07/15/41	100,000	133,158
Telefonica Emisiones S.A.
7.05% 06/20/36	50,000	71,608
TELUS Corp.
4.60% 11/16/48	50,000	63,883
Texas Instruments Inc.
3.88% 03/15/39	100,000	118,055
Textron Inc.
3.90% 09/17/29	50,000	54,882
The Allstate Corp.
4.20% 12/15/46	100,000	120,497
	Principal Amount	Fair Value
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (g)	$ 50,000	$ 52,005
The Asian Infrastructure Investment Bank
0.25% 09/29/23	135,000	133,869
The Bank of New York Mellon Corp.
0.85% 10/25/24	50,000	49,628
3.00% 02/24/25	105,000	110,302
3.50% 04/28/23	100,000	103,637
The Bank of Nova Scotia
1.30% 09/15/26	25,000	24,557
2.70% 08/03/26	100,000	104,353
The Boeing Co.
1.43% 02/04/24	65,000	64,930
2.20% 02/04/26	200,000	199,968
3.20% 03/01/29	50,000	51,697
3.75% 02/01/50	50,000	51,811
5.71% 05/01/40	100,000	128,500
5.81% 05/01/50	100,000	135,372
The Charles Schwab Corp.
1.95% 12/01/31	100,000	98,221
3.85% 05/21/25	50,000	53,887
The Coca-Cola Co.
2.25% 01/05/32	50,000	50,795
2.50% 06/01/40 - 03/15/51	170,000	166,574
The Dayton Power & Light Co.
3.95% 06/15/49	15,000	17,112
The Dow Chemical Co.
3.60% 11/15/50	100,000	108,429
The Estee Lauder Companies Inc.
1.95% 03/15/31	45,000	44,401
2.38% 12/01/29	20,000	20,477
3.13% 12/01/49	30,000	32,770
The Georgetown University
2.94% 04/01/50	10,000	10,049
The Goldman Sachs Group Inc.
2.60% 02/07/30	95,000	96,584
3.50% 04/01/25	100,000	105,840
3.63% 02/20/24	100,000	104,889
4.80% 07/08/44	100,000	127,575
6.25% 02/01/41	50,000	72,626
6.75% 10/01/37	100,000	141,792

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (0.66% fixed rate until 09/10/23; 0.51% + SOFR thereafter)
0.66% 09/10/24 (g)	$ 150,000	$ 148,833
The Goldman Sachs Group Inc. (0.93% fixed rate until 10/21/23; 0.49% + SOFR thereafter)
0.93% 10/21/24 (g)	35,000	34,851
The Goldman Sachs Group Inc. (1.09% fixed rate until 12/09/25; 0.79% + SOFR thereafter)
1.09% 12/09/26 (g)	100,000	97,430
The Goldman Sachs Group Inc. (2.65% fixed rate until 10/21/31; 1.26% + SOFR thereafter)
2.65% 10/21/32 (g)	30,000	30,199
The Goldman Sachs Group Inc. (3.69% fixed rate until 06/05/27; 1.51% + SOFR thereafter)
3.69% 06/05/28 (g)	150,000	161,889
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (g)	250,000	277,812
The Hershey Co.
3.38% 05/15/23	50,000	51,698
The Home Depot Inc.
1.50% 09/15/28	50,000	49,281
1.88% 09/15/31	20,000	19,677
2.38% 03/15/51	50,000	46,075
2.75% 09/15/51	50,000	49,636
3.30% 04/15/40	100,000	108,318
3.90% 12/06/28	100,000	112,890
4.20% 04/01/43	50,000	60,240
The Interpublic Group of Companies Inc.
4.65% 10/01/28	10,000	11,484
The JM Smucker Co.
3.38% 12/15/27	100,000	107,679
The Kroger Co.
4.50% 01/15/29	50,000	57,536
The New York & Presbyterian Hospital
2.26% 08/01/40	25,000	23,685
3.95% 08/01/19	35,000	42,275
	Principal Amount	Fair Value
The PNC Financial Services Group Inc.
3.45% 04/23/29	$ 100,000	$ 108,836
The Procter & Gamble Co.
2.45% 11/03/26	100,000	104,879
The Sherwin-Williams Co.
2.20% 03/15/32	15,000	14,833
2.90% 03/15/52	15,000	14,666
3.95% 01/15/26	100,000	108,698
The Southern Co.
4.25% 07/01/36	200,000	226,010
The Timken Co.
4.50% 12/15/28	20,000	22,327
The Toronto-Dominion Bank
0.75% 09/11/25	100,000	97,435
3.25% 03/11/24	100,000	104,718
The Travelers Companies Inc.
4.00% 05/30/47	100,000	119,862
The Walt Disney Co.
2.65% 01/13/31	60,000	62,368
3.35% 03/24/25	100,000	106,563
3.38% 11/15/26	100,000	107,576
6.65% 11/15/37	79,000	117,103
The Williams Companies Inc.
2.60% 03/15/31	150,000	149,556
3.70% 01/15/23	10,000	10,217
4.55% 06/24/24	40,000	42,865
5.75% 06/24/44	15,000	19,531
Thermo Fisher Scientific Inc.
1.75% 10/15/28	20,000	19,873
2.00% 10/15/31	35,000	34,501
2.80% 10/15/41	20,000	20,196
Time Warner Cable LLC
4.50% 09/15/42	150,000	163,054
T-Mobile USA Inc.
2.25% 11/15/31	100,000	97,022
2.40% 03/15/29 (d)	15,000	15,144
2.55% 02/15/31	40,000	39,814
2.70% 03/15/32 (d)	30,000	30,211
3.40% 10/15/52 (d)	50,000	49,857
3.60% 11/15/60	45,000	44,826
3.75% 04/15/27	50,000	54,140
3.88% 04/15/30	175,000	191,497
Total Capital International S.A.
3.46% 02/19/29	100,000	108,754
TotalEnergies Capital International S.A.
3.39% 06/29/60	125,000	133,225

See Notes to Schedule of Investments and Notes to Financial Statements.
102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Toyota Motor Credit Corp.
0.45% 01/11/24	$ 100,000	$ 99,132
2.70% 01/11/23	100,000	102,158
3.65% 01/08/29	100,000	111,404
Trane Technologies Luxembourg Finance S.A.
4.50% 03/21/49	50,000	62,082
TransCanada PipeLines Ltd.
1.00% 10/12/24	30,000	29,791
5.10% 03/15/49	50,000	66,340
7.63% 01/15/39	50,000	77,847
Transcontinental Gas Pipe Line Company LLC
3.95% 05/15/50	50,000	56,162
Truist Bank
3.00% 02/02/23	100,000	102,243
3.20% 04/01/24	50,000	52,347
Truist Financial Corp.
1.95% 06/05/30	85,000	83,946
Tucson Electric Power Co.
4.85% 12/01/48	50,000	64,735
TWDC Enterprises 18 Corp.
3.00% 07/30/46	60,000	61,294
4.13% 06/01/44	100,000	118,732
Tyson Foods Inc.
4.00% 03/01/26	15,000	16,275
4.88% 08/15/34	70,000	85,183
U.S. Bancorp
3.95% 11/17/25	100,000	109,334
U.S. Bancorp (2.49% fixed rate until 11/03/31; 0.95% + 5 year CMT Rate thereafter)
2.49% 11/03/36 (g)	100,000	99,717
U.S. Bank NA
2.80% 01/27/25	50,000	52,189
UDR Inc.
4.40% 01/26/29	50,000	56,532
Unilever Capital Corp.
0.38% 09/14/23	100,000	99,362
2.90% 05/05/27	100,000	106,109
Union Electric Co.
2.95% 06/15/27	100,000	105,426
3.50% 03/15/29	25,000	27,178
3.65% 04/15/45	35,000	39,027
Union Pacific Corp.
2.38% 05/20/31	20,000	20,422
2.89% 04/06/36	95,000	99,424
2.97% 09/16/62	15,000	14,817
3.50% 06/08/23	50,000	51,800
3.55% 08/15/39	15,000	16,603
	Principal Amount	Fair Value
3.84% 03/20/60	$ 105,000	$ 123,458
3.95% 08/15/59	20,000	23,742
United Airlines 2020-1 Class A Pass Through Trust
5.88% 04/15/29	153,561	167,853
United Parcel Service Inc.
3.05% 11/15/27	50,000	53,906
3.75% 11/15/47	50,000	59,480
3.90% 04/01/25	100,000	108,029
UnitedHealth Group Inc.
2.88% 08/15/29	75,000	79,384
3.10% 03/15/26	50,000	53,451
3.50% 02/15/24	10,000	10,531
3.70% 12/15/25 - 08/15/49	75,000	85,928
3.75% 10/15/47	100,000	114,957
3.88% 12/15/28	15,000	16,831
4.45% 12/15/48	10,000	12,784
4.63% 07/15/35	45,000	55,974
6.88% 02/15/38	100,000	153,480
University of Notre Dame du Lac
3.39% 02/15/48	25,000	29,138
Unum Group
4.50% 12/15/49	30,000	32,134
Vale Overseas Ltd.
6.25% 08/10/26	100,000	116,095
6.88% 11/10/39	100,000	134,285
Valero Energy Corp.
2.85% 04/15/25	25,000	25,972
6.63% 06/15/37	50,000	67,627
Valero Energy Partners LP
4.38% 12/15/26	52,000	57,389
Ventas Realty LP
4.00% 03/01/28	50,000	55,316
VeriSign Inc.
2.70% 06/15/31	80,000	80,542
Verisk Analytics Inc.
4.13% 03/15/29	60,000	66,902
Verizon Communications Inc.
0.75% 03/22/24	35,000	34,890
1.75% 01/20/31	100,000	94,648
2.63% 08/15/26	100,000	104,168
2.85% 09/03/41	150,000	148,105
3.38% 02/15/25	100,000	106,288
3.70% 03/22/61	145,000	156,961
3.88% 02/08/29	5,000	5,546
4.02% 12/03/29	100,000	112,089
4.33% 09/21/28	109,000	123,968
4.40% 11/01/34	50,000	58,211

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
4.81% 03/15/39	$ 89,000	$ 111,717
4.86% 08/21/46	150,000	193,222
VF Corp.
2.95% 04/23/30	30,000	31,136
ViacomCBS Inc.
4.00% 01/15/26	50,000	54,047
5.85% 09/01/43	100,000	135,163
Virginia Electric & Power Co.
2.88% 07/15/29	150,000	158,269
4.60% 12/01/48	60,000	76,840
Visa Inc.
4.30% 12/14/45	100,000	125,858
VMware Inc.
4.50% 05/15/25	100,000	109,022
Vodafone Group PLC
4.38% 05/30/28	55,000	61,967
5.00% 05/30/38	100,000	124,388
5.25% 05/30/48	50,000	65,296
Vornado Realty LP
3.50% 01/15/25	50,000	52,441
Vulcan Materials Co.
4.70% 03/01/48	50,000	63,020
Walgreens Boots Alliance Inc.
0.95% 11/17/23	50,000	49,958
Walmart Inc.
1.80% 09/22/31	200,000	198,056
3.25% 07/08/29	40,000	44,090
3.40% 06/26/23	50,000	52,044
Waste Connections Inc.
3.50% 05/01/29	50,000	54,127
Waste Management Inc.
2.00% 06/01/29	25,000	24,862
WEC Energy Group Inc.
2.20% 12/15/28	100,000	99,988
Wells Fargo & Co.
4.15% 01/24/29	100,000	111,811
4.40% 06/14/46	50,000	59,183
4.65% 11/04/44	50,000	60,581
4.75% 12/07/46	100,000	124,382
5.61% 01/15/44	69,000	93,149
Wells Fargo & Co. (2.16% fixed rate until 02/11/25; 0.75% + 3 month USD LIBOR thereafter)
2.16% 02/11/26 (g)	165,000	167,727
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (g)	50,000	50,945
	Principal Amount	Fair Value
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (g)	$ 120,000	$ 121,990
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 1.09% + SOFR thereafter)
2.41% 10/30/25 (g)	90,000	92,224
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.43% + SOFR thereafter)
2.88% 10/30/30 (g)	100,000	103,967
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (g)	65,000	66,500
Welltower Inc.
2.75% 01/15/32	100,000	101,206
3.63% 03/15/24	25,000	26,293
Western Digital Corp.
3.10% 02/01/32	55,000	55,396
Westinghouse Air Brake Technologies Corp.
3.45% 11/15/26	100,000	106,085
Westlake Chemical Corp.
4.38% 11/15/47	50,000	58,907
Westpac Banking Corp.
1.95% 11/20/28	25,000	24,906
3.30% 02/26/24	250,000	262,410
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32% 11/23/31 (g)	100,000	108,188
Whirlpool Corp.
3.70% 05/01/25	50,000	53,584
Willis North America Inc.
4.50% 09/15/28	50,000	55,931
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	12,248
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	21,505
WP Carey Inc.
3.85% 07/15/29	50,000	55,275
WR Berkley Corp.
4.00% 05/12/50	20,000	23,040
Xcel Energy Inc.
0.50% 10/15/23	80,000	79,454
3.30% 06/01/25	50,000	52,534

See Notes to Schedule of Investments and Notes to Financial Statements.
104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
Xilinx Inc.
2.38% 06/01/30	$ 50,000	$ 50,654
Zoetis Inc.
3.00% 05/15/50	70,000	73,136
		84,421,731
Non-Agency Collateralized Mortgage Obligations - 0.2%
BANK 2017-BNK5
3.13% 06/15/60	250,000	263,900
BANK 2019-BNK20
3.01% 09/15/62	50,000	53,165
BANK 2019-BNK22
2.98% 11/15/62	50,000	53,050
BBCMS Mortgage Trust
4.31% 12/15/51	50,000	56,827
BBCMS Mortgage Trust 2021-C12
2.69% 11/15/54	150,000	154,944
Benchmark Mortgage Trust
2.58% 04/15/54	150,000	154,962
4.51% 05/15/53 (g)	200,000	230,088
CD 2017-CD6 Mortgage Trust
3.46% 11/13/50	150,000	162,093
Citigroup Commercial Mortgage Trust
4.03% 05/10/47	100,000	104,622
Comm 2014-UBS2 Mortgage Trust
3.96% 03/10/47	400,000	419,273
COMM 2015-LC19 Mortgage Trust
3.18% 02/10/48	150,000	156,171
CSAIL 2021-C20 Commercial Mortgage Trust
2.80% 03/15/54	250,000	261,575
GS Mortgage Securities Trust
2.78% 10/10/49	67,849	69,838
3.97% 02/10/52	50,000	55,905
JPMBB Commercial Mortgage Securities Trust
3.41% 03/15/50	143,741	151,275
3.80% 09/15/47	75,000	79,056
Morgan Stanley Bank of America Merrill Lynch Trust
2.86% 09/15/49	250,000	259,939
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	161,167
UBS Commercial Mortgage Trust
4.07% 12/15/51	100,000	109,040
	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust
2.34% 08/15/54	$ 350,000	$ 353,482
3.73% 05/15/52	175,000	193,244
WFRBS Commercial Mortgage Trust
4.02% 12/15/46	35,000	36,597
WF-RBS COMMERCIAL MORTGAGE TRUST
3.75% 09/15/57	250,000	263,029
		3,803,242
Sovereign Bonds - 0.3%
Export Development Canada
2.50% 01/24/23	100,000	102,081
Export-Import Bank of Korea
1.13% 12/29/26	200,000	196,096
FMS Wertmanagement
2.75% 01/30/24	100,000	103,970
Government of Canada
0.75% 05/19/26	200,000	195,598
Government of Chile
3.50% 01/25/50	100,000	104,218
Government of Hungary
5.38% 03/25/24	100,000	108,713
Government of Indonesia
3.05% 03/12/51	100,000	99,165
4.75% 02/11/29	100,000	116,473
Government of Israel
3.88% 07/03/50	100,000	117,269
Government of Italy
2.88% 10/17/29	100,000	102,213
5.38% 06/15/33	150,000	185,821
Government of Mexico
4.35% 01/15/47	100,000	104,081
4.75% 03/08/44	102,000	111,502
5.75% 10/12/10	172,000	198,517
6.05% 01/11/40	130,000	162,250
Government of Panama
3.75% 03/16/25	100,000	105,953
6.70% 01/26/36	150,000	200,958
Government of Peru
3.00% 01/15/34	29,000	28,942
3.55% 03/10/51	25,000	26,119
3.60% 01/15/72	25,000	24,545
6.55% 03/14/37	47,000	64,062
7.35% 07/21/25	100,000	119,129
Government of Philippines
2.46% 05/05/30	200,000	206,432

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Principal Amount	Fair Value
2.95% 05/05/45	$ 100,000	$ 99,101
3.70% 03/01/41	100,000	109,707
Government of Uruguay
4.38% 01/23/31	100,000	115,197
4.50% 08/14/24	100,000	105,913
5.10% 06/18/50	100,000	132,635
Japan Bank for International Cooperation
0.50% 04/15/24	200,000	197,908
2.88% 07/21/27	100,000	106,775
Korea International Bond
1.75% 10/15/31	100,000	100,449
2.50% 06/19/29	100,000	106,007
Province of Alberta Canada
2.95% 01/23/24	150,000	156,311
Province of Manitoba Canada
1.50% 10/25/28	115,000	113,632
Province of Ontario Canada
0.63% 01/21/26	100,000	97,234
1.80% 10/14/31	150,000	148,860
3.05% 01/29/24	150,000	156,719
Province of Quebec Canada
0.60% 07/23/25	200,000	195,624
Svensk Exportkredit AB
0.50% 11/10/23	225,000	223,690
The Korea Development Bank
2.13% 10/01/24	100,000	102,969
		5,052,838
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System
4.79% 08/15/46	100,000	135,135
Chicago O'Hare International Airport
4.47% 01/01/49	100,000	131,591
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90% 12/01/40	75,000	105,631
Commonwealth of Massachusetts
4.50% 08/01/31	100,000	118,838
Dallas Area Rapid Transit
5.02% 12/01/48	75,000	105,020
East Bay Municipal Utility District
5.87% 06/01/40	100,000	143,110
	Principal Amount	Fair Value
Los Angeles Department of Water & Power
6.60% 07/01/50	$ 90,000	$ 152,810
Los Angeles Unified School District
5.76% 07/01/29	110,000	132,699
Municipal Electric Authority of Georgia
6.64% 04/01/57	122,000	185,739
New York City Water & Sewer System
6.01% 06/15/42	50,000	75,404
New York State Dormitory Authority
3.14% 07/01/43	50,000	51,633
New York State Urban Development Corp.
3.90% 03/15/33	25,000	27,471
North Texas Tollway Authority
6.72% 01/01/49	100,000	168,964
Port Authority of New York & New Jersey
5.31% 08/01/46	200,000	218,896
Sales Tax Securitization Corp.
4.64% 01/01/40	25,000	30,074
South Carolina State Public Service Authority
6.45% 01/01/50	50,000	79,270
State of California
2.50% 10/01/29	100,000	104,616
7.60% 11/01/40	100,000	172,381
Texas Transportation Commission
2.56% 04/01/42	80,000	79,327
University of California
4.60% 05/15/31	100,000	116,419
6.58% 05/15/49	100,000	154,013
		2,489,041
Total Bonds and Notes (Cost $381,988,220)		397,395,755
	Number of Shares
Exchange Traded & Mutual Funds - 15.6%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,342,691	32,938,236
SPDR Bloomberg High Yield Bond ETF (i)	162,526	17,645,448
SPDR Portfolio Long Term Corporate Bond ETF (i)	2,247,586	70,754,007

See Notes to Schedule of Investments and Notes to Financial Statements.
106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
	Number of Shares	Fair Value
SPDR Portfolio Long Term Treasury ETF (i)	1,659,803	$ 69,960,696
Vanguard FTSE Europe ETF	1,328,226	90,638,142
Total Exchange Traded & Mutual Funds (Cost $282,380,318)		281,936,529
Total Investments in Securities (Cost $1,593,802,335)		1,733,517,324
Short-Term Investments - 4.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (i)(j) (Cost $81,590,671)	81,590,671	81,590,671
Total Investments (Cost $1,675,393,006)		1,815,107,995
Liabilities in Excess of Other Assets, net - (0.6)%		(11,467,030)
NET ASSETS - 100.0%		$ 1,803,640,965

Other Information:
The Fund had the following long futures contracts open at December 31, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2022	10	$ 1,103,118	$ 1,121,400	$ 18,282
S&P 500 Emini Index Futures	March 2022	5	1,150,921	1,189,625	38,704
MSCI EAFE Mini Index Futures	March 2022	90	10,296,709	10,448,100	151,391
MSCI Emerging Markets Index Futures	March 2022	13	798,067	797,095	(972)
S&P/Toronto Stock Exchange 60 Index	March 2022	5	993,383	1,014,052	20,669
					$ 228,074
During the year ended December 31, 2021, the average notional value related to long futures contracts was $10,893,009.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to $11,545,760 or 0.64% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(e)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	Step coupon bond.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SPDR - Standard and Poor's Depositary Receipt
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 632,003,594	$ 803	$ —(a)	$ 632,004,397
Foreign Equity	422,158,224	17,055	5,364	422,180,643
U.S. Treasuries	—	204,921,916	—	204,921,916
Agency Mortgage Backed	—	93,186,355	—	93,186,355
Agency Collateralized Mortgage Obligations	—	2,443,782	—	2,443,782
Asset Backed	—	1,076,850	—	1,076,850
Corporate Notes	—	84,421,731	—	84,421,731
Non-Agency Collateralized Mortgage Obligations	—	3,803,242	—	3,803,242
Sovereign Bonds	—	5,052,838	—	5,052,838
Municipal Bonds and Notes	—	2,489,041	—	2,489,041
Exchange Traded & Mutual Funds	281,936,529	—	—	281,936,529
Short-Term Investments	81,590,671	—	—	81,590,671
Total Investments in Securities	$ 1,417,689,018	$ 397,413,613	$ 5,364	$ 1,815,107,995
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 229,046	$ —	$ —	$ 229,046
Long Futures Contracts - Unrealized Depreciation	(972)	—	—	(972)
Total Other Financial Instruments	$ 228,074	$ —	$ —	$ 228,074

(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2021.
See Notes to Schedule of Investments and Notes to Financial Statements.
108	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
The Fund was invested in the following countries/territories at December 31, 2021 (Unaudited)
Country/Territory	Percentage (based on Fair Value)
United States	75.53%
Japan	3.42%
United Kingdom	2.14%
Canada	2.00%
China	1.82%
Switzerland	1.71%
France	1.60%
Germany	1.36%
Australia	1.12%
Netherlands	1.04%
Taiwan	0.94%
South Korea	0.78%
India	0.74%
Sweden	0.59%
Ireland	0.55%
Hong Kong	0.52%
Denmark	0.40%
Spain	0.36%
Italy	0.32%
Supranational	0.25%
Brazil	0.24%
Russian Federation	0.20%
Saudi Arabia	0.20%
Finland	0.19%
Singapore	0.19%
South Africa	0.18%
Mexico	0.17%
Israel	0.13%
Norway	0.12%
Belgium	0.12%
Thailand	0.11%
Indonesia	0.10%
Malaysia	0.08%
Bermuda	0.08%
Country/Territory	Percentage (based on Fair Value)
Philippines	0.07%
UAE	0.06%
Luxembourg	0.06%
Austria	0.05%
Poland	0.05%
Qatar	0.05%
Chile	0.04%
New Zealand	0.04%
Cayman Islands	0.04%
Kuwait	0.04%
Peru	0.03%
Uruguay	0.03%
Puerto Rico	0.02%
Portugal	0.02%
Hungary	0.02%
Panama	0.02%
Cyprus	0.01%
Turkey	0.01%
Isle Of Man	0.01%
Greece	0.01%
Czech	0.01%
Colombia	0.01%
Jersey	0.00%
Macau	0.00%
Monaco	0.00%
Jordan	0.00%
Egypt	0.00%
Guernsey	0.00%
Romania	0.00%
Bahamas	0.00%
Republic of Korea	0.00%
100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2021 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	15.53%	0.00%	15.53%
Diversified Banks	0.74%	2.48%	3.22%
Pharmaceuticals	1.08%	1.32%	2.40%
Semiconductors	1.61%	0.74%	2.35%
Technology Hardware, Storage & Peripherals	1.82%	0.43%	2.25%
Interactive Media & Services	1.67%	0.41%	2.08%
Systems Software	2.01%	0.04%	2.05%
Application Software	1.29%	0.33%	1.62%
Internet & Direct Marketing Retail	1.01%	0.50%	1.51%
Biotechnology	1.17%	0.19%	1.36%
Automobile Manufacturers	0.67%	0.63%	1.30%
Healthcare Equipment	0.81%	0.35%	1.16%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	109

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
Industry	Domestic	Foreign	Total
Data Processing & Outsourced Services	0.93%	0.14%	1.07%
Regional Banks	0.97%	0.04%	1.01%
Integrated Oil & Gas	0.32%	0.63%	0.95%
Packaged Foods & Meats	0.28%	0.60%	0.88%
Electric Utilities	0.48%	0.35%	0.83%
Industrial Machinery	0.46%	0.37%	0.83%
Life Sciences Tools & Services	0.62%	0.17%	0.79%
Semiconductor Equipment	0.32%	0.45%	0.77%
Specialty Chemicals	0.34%	0.34%	0.68%
Apparel, Accessories & Luxury Goods	0.06%	0.59%	0.65%
IT Consulting & Other Services	0.19%	0.46%	0.65%
Life & Health Insurance	0.15%	0.48%	0.63%
Integrated Telecommunication Services	0.25%	0.35%	0.60%
Aerospace & Defense	0.43%	0.17%	0.60%
Asset Management & Custody Banks	0.38%	0.20%	0.58%
Industrial Conglomerates	0.25%	0.29%	0.54%
Electrical Components & Equipment	0.34%	0.18%	0.52%
Oil & Gas Exploration & Production	0.39%	0.12%	0.51%
Restaurants	0.40%	0.10%	0.50%
Movies & Entertainment	0.44%	0.06%	0.50%
Household Products	0.38%	0.11%	0.49%
Managed Healthcare	0.47%	0.01%	0.48%
Building Products	0.25%	0.23%	0.48%
Financial Exchanges & Data	0.31%	0.17%	0.48%
Multi-Sector Holdings	0.35%	0.10%	0.45%
Trading Companies & Distributors	0.18%	0.26%	0.44%
Specialized REITs	0.44%	0.00%	0.44%
Property & Casualty Insurance	0.23%	0.20%	0.43%
Personal Products	0.10%	0.33%	0.43%
Diversified Metals & Mining	0.02%	0.40%	0.42%
Railroads	0.20%	0.22%	0.42%
Research & Consulting Services	0.18%	0.24%	0.42%
Home Improvement Retail	0.40%	0.01%	0.41%
Soft Drinks	0.36%	0.05%	0.41%
Investment Banking & Brokerage	0.33%	0.06%	0.39%
Communications Equipment	0.32%	0.07%	0.39%
Hypermarkets & Super Centers	0.32%	0.06%	0.38%
Multi-Utilities	0.22%	0.16%	0.38%
Multi-Line Insurance	0.06%	0.29%	0.35%
Internet Services & Infrastructure	0.19%	0.15%	0.34%
Healthcare Services	0.30%	0.04%	0.34%
Wireless Telecommunication Services	0.05%	0.28%	0.33%
Electronic Components	0.11%	0.23%	0.34%
Construction Machinery & Heavy Trucks	0.19%	0.14%	0.33%
Electronic Equipment & Instruments	0.16%	0.16%	0.32%
Air Freight & Logistics	0.19%	0.13%	0.32%
Food Retail	0.05%	0.27%	0.32%
Construction & Engineering	0.14%	0.16%	0.30%
Tobacco	0.16%	0.14%	0.30%
Industrial REITs	0.21%	0.07%	0.28%
Cable & Satellite	0.24%	0.02%	0.26%
Consumer Finance	0.23%	0.03%	0.26%
Steel	0.08%	0.17%	0.25%
Auto Parts & Equipment	0.11%	0.15%	0.26%
See Notes to Schedule of Investments and Notes to Financial Statements.
110	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
Industry	Domestic	Foreign	Total
Distillers & Vintners	0.04%	0.21%	0.25%
Oil & Gas Refining & Marketing	0.10%	0.15%	0.25%
Healthcare Supplies	0.13%	0.11%	0.24%
Commodity Chemicals	0.08%	0.17%	0.25%
Oil & Gas Storage & Transportation	0.10%	0.14%	0.24%
Interactive Home Entertainment	0.07%	0.16%	0.23%
Hotels, Resorts & Cruise Lines	0.19%	0.04%	0.23%
Retail REITs	0.18%	0.06%	0.24%
Home Building	0.17%	0.06%	0.23%
Apparel Retail	0.16%	0.07%	0.23%
Casinos & Gaming	0.11%	0.11%	0.22%
General Merchandise Stores	0.13%	0.07%	0.20%
Footwear	0.17%	0.03%	0.20%
Gold	0.04%	0.16%	0.20%
Consumer Electronics	0.02%	0.18%	0.20%
Construction Materials	0.05%	0.14%	0.19%
Trucking	0.18%	0.02%	0.20%
Residential REITs	0.18%	0.00%	0.18%
Gas Utilities	0.07%	0.11%	0.18%
Human Resource & Employment Services	0.08%	0.09%	0.17%
Automotive Retail	0.15%	0.02%	0.17%
Thrifts & Mortgage Finance	0.12%	0.05%	0.17%
Insurance Brokers	0.14%	0.02%	0.16%
Healthcare Technology	0.14%	0.02%	0.16%
Healthcare Facilities	0.12%	0.04%	0.16%
Environmental & Facilities Services	0.13%	0.02%	0.15%
Brewers	0.01%	0.14%	0.15%
Diversified Capital Markets	0.00%	0.15%	0.15%
Diversified REITs	0.09%	0.06%	0.15%
Office REITs	0.11%	0.03%	0.14%
Fertilizers & Agricultural Chemicals	0.06%	0.08%	0.14%
Specialty Stores	0.11%	0.02%	0.13%
Real Estate Operating Companies	0.01%	0.12%	0.13%
Diversified Real Estate Activities	0.01%	0.12%	0.13%
Agricultural & Farm Machinery	0.08%	0.04%	0.12%
Health Care REITs	0.12%	0.00%	0.12%
Diversified Chemicals	0.01%	0.11%	0.12%
Industrial Gases	0.04%	0.07%	0.11%
Mortgage REITs	0.11%	0.00%	0.11%
Leisure Products	0.07%	0.04%	0.11%
Oil & Gas Equipment & Services	0.10%	0.01%	0.11%
Marine	0.01%	0.09%	0.10%
Advertising	0.05%	0.06%	0.11%
Airlines	0.08%	0.03%	0.11%
Reinsurance	0.01%	0.09%	0.10%
Real Estate Services	0.09%	0.01%	0.10%
Electronic Manufacturing Services	0.04%	0.06%	0.10%
Healthcare Distributors	0.08%	0.02%	0.10%
Diversified Support Services	0.07%	0.02%	0.09%
Water Utilities	0.06%	0.03%	0.09%
Paper Packaging	0.06%	0.03%	0.09%
Real Estate Development	0.00%	0.08%	0.08%
Heavy Electrical Equipment	0.01%	0.07%	0.08%
Broadcasting	0.06%	0.01%	0.07%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	111

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
Industry	Domestic	Foreign	Total
Copper	0.04%	0.04%	0.08%
Hotel & Resort REITs	0.07%	0.00%	0.07%
Food Distributors	0.06%	0.01%	0.07%
Other Diversified Financial Services	0.01%	0.06%	0.07%
Tires & Rubber	0.02%	0.05%	0.07%
Metal & Glass Containers	0.06%	0.01%	0.07%
Agricultural Products	0.05%	0.02%	0.07%
Paper Products	0.01%	0.05%	0.06%
Education Services	0.05%	0.01%	0.06%
Leisure Facilities	0.03%	0.03%	0.06%
Independent Power Producers & Energy Traders	0.03%	0.03%	0.06%
Renewable Electricity	0.02%	0.04%	0.06%
Department Stores	0.03%	0.02%	0.05%
Aluminum	0.02%	0.03%	0.05%
Household Appliances	0.03%	0.02%	0.05%
Highways & Railtracks	0.00%	0.05%	0.05%
Technology Distributors	0.04%	0.01%	0.05%
Coal & Consumable Fuels	0.01%	0.03%	0.04%
Alternative Carriers	0.04%	0.00%	0.04%
Airport Services	0.00%	0.04%	0.04%
Drug Retail	0.03%	0.01%	0.04%
Distributors	0.04%	0.00%	0.04%
Publishing	0.02%	0.01%	0.03%
Home Furnishing Retail	0.03%	0.01%	0.04%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Security & Alarm Services	0.01%	0.02%	0.03%
Home Furnishings	0.03%	0.00%	0.03%
Precious Metals & Minerals	0.00%	0.03%	0.03%
Office Services & Supplies	0.03%	0.00%	0.03%
Specialized Consumer Services	0.02%	0.00%	0.02%
Commercial Printing	0.01%	0.01%	0.02%
Forest Products	0.00%	0.02%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Oil & Gas Drilling	0.01%	0.00%	0.01%
Silver	0.01%	0.00%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Textiles	0.00%	0.00%	0.00%***
			73.61%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	11.29%
Agency Mortgage Backed	5.13%
Corporate Notes	4.65%
Sovereign Bonds	0.28%
Non-Agency Collateralized Mortgage Obligations	0.21%
Municipal Bonds and Notes	0.14%
Agency Collateralized Mortgage Obligations	0.13%
Sector	Percentage (based on Fair Value)
Asset Backed	0.06%
21.89%
Short-Term Investments	4.50%
100.00%

***	Less than 0.005%.

See Notes to Schedule of Investments and Notes to Financial Statements.
112	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2021
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
SPDR Bloomberg High Yield Bond ETF	829,249	$ 90,338,386	$141,555,881	$213,400,443	$3,297,077	$(4,145,453)	162,526	$ 17,645,448	$2,529,692
SPDR Bloomberg International Treasury Bond ETF	1,143,138	35,700,200	1,194,104	36,212,733	558,734	(1,240,305)	—	—	26,409
SPDR Dow Jones REIT ETF	54,355	4,712,578	—	5,854,498	1,550,420	(408,500)	—	—	74,268
SPDR Portfolio Long Term Corporate Bond ETF	546,231	18,080,246	62,279,602	8,435,394	(162,468)	(1,007,979)	2,247,586	70,754,007	1,177,811
SPDR Portfolio Long Term Treasury ETF	—	—	89,747,841	23,487,320	1,172,919	2,527,256	1,659,803	69,960,696	621,518
State Street Institutional U.S. Government Money Market Fund - Class G Shares	84,964,250	84,964,250	619,738,584	623,112,163	—	—	81,590,671	81,590,671	12,277
TOTAL		$233,795,660	$914,516,012	$910,502,551	$6,416,682	$(4,274,981)		$239,950,822	$4,441,975
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	113

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Class 1
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date					7/1/85
Net asset value, beginning of period	$ 16.63	$ 15.91	$ 14.06	$ 19.94	$ 18.08
Income/(loss) from investment operations:
Net investment income	0.40 (a)	0.27 (a)	0.34 (a)	0.40 (a)	0.36 (a)
Net realized and unrealized gains/(losses) on investments	1.84	0.75	1.88	(1.69)	2.46
Total income/(loss) from investment operations	2.24	1.02	2.22	(1.29)	2.82
Contribution from Advisor	0.00 (b)	—	—	—	—
Contribution from Affiliate	0.00 (b)	—	—	—	—
Less distributions from:
Net investment income	0.39	0.30	0.37	0.45	0.41
Net realized gains	2.42	—	—	4.14	0.55
Total distributions	2.81	0.30	0.37	4.59	0.96
Net asset value, end of period	$ 16.06	$ 16.63	$ 15.91	$ 14.06	$ 19.94
Total Return(c)	13.45% (d)	6.44%	15.81%	(6.34)%	15.58%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$768,504	$743,820	$764,667	$733,417	$856,665
Ratios to average net assets:
Net expenses	0.62%	0.60%	0.61%	0.62%	0.62%
Gross expenses	0.62%	0.60%	0.61%	0.62%	0.62%
Net investment income	2.22%	1.77%	2.24%	2.01%	1.83%
Portfolio turnover rate	118% (e)	92% (e)	81%	97%	15%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	The contribution from an Affiliate and the Adviser had no impact on total return.
(e)	The portfolio turnover calculated for the years ended 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
114	Financial Highlights

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Class 3
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date					5/1/06
Net asset value, beginning of period	$ 16.57	$ 15.86	$ 14.01	$ 19.88	$ 18.03
Income/(loss) from investment operations:
Net investment income	0.35 (a)	0.23 (a)	0.30 (a)	0.35 (a)	0.31 (a)
Net realized and unrealized gains/(losses) on investments	1.84	0.74	1.88	(1.69)	2.44
Total income/(loss) from investment operations	2.19	0.97	2.18	(1.34)	2.75
Contribution from Advisor	0.00 (b)	—	—	—	—
Contribution from Affiliate	0.00 (b)	—	—	—	—
Less distributions from:
Net investment income	0.34	0.26	0.33	0.39	0.35
Net realized gains	2.42	—	—	4.14	0.55
Total distributions	2.76	0.26	0.33	4.53	0.90
Net asset value, end of period	$ 16.00	$ 16.57	$ 15.86	$ 14.01	$ 19.88
Total Return(c)	13.20% (d)	6.14%	15.57%	(6.61)%	15.26%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,035,137	$1,063,931	$1,156,437	$1,165,809	$1,464,061
Ratios to average net assets:
Net expenses	0.87%	0.85%	0.86%	0.87%	0.87%
Gross expenses	0.87%	0.85%	0.86%	0.87%	0.87%
Net investment income	1.95%	1.52%	1.99%	1.76%	1.59%
Portfolio turnover rate	118% (e)	92% (e)	81%	97%	15%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	The contribution from an Affiliate and the Adviser had no impact on total return.
(e)	The portfolio turnover calculated for the years ended 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	115

State Street Total Return V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2021
Assets
Investments in securities, at fair value (cost $1,437,174,971)	$ 1,575,157,173
Investments in affiliated securities, at fair value (cost $156,627,364)	158,360,151
Short-term affiliated investments, at fair value	81,590,671
Net cash collateral on deposit with broker for future contracts	557,672
Foreign currency (cost $1,068,670)	1,076,748
Receivable for investments sold	20,601,906
Income receivables	3,928,708
Receivable for fund shares sold	19,828
Income receivable from affiliated investments	1,195
Receivable for accumulated variation margin on futures contracts	228,408
Other assets	10,485
Total assets	1,841,532,945
Liabilities
Due to custodian	17,707
Payable for investments purchased	35,295,621
Payable for fund shares redeemed	259,338
Payable to the Adviser	528,874
Payable for custody, fund accounting and sub-administration fees	133,452
Accrued other expenses	236,212
Distribution and service fees	1,131,567
Accrued foreign capital gains tax	289,209
Total liabilities	37,891,980

Net Assets	$ 1,803,640,965
Net Assets Consist of:
Capital paid in	$ 1,645,256,730
Total distributable earnings (loss)	158,384,235
Net Assets	$ 1,803,640,965

Class 1:
Net Assets	$ 768,503,962
Shares outstanding ($0.01 par value, unlimited shares authorized)	47,843,178
Net asset value, offering and redemption price per share	$ 16.06

Class 3:
Net Assets	$ 1,035,137,003
Shares outstanding ($0.01 par value, unlimited shares authorized)	64,685,913
Net asset value per share	$ 16.00
The accompanying Notes are an integral part of these financial statements.
116	Statement of Assets and Liabilities

State Street Total Return V.I.S. Fund
Statement of Operations — For the year ended December 31, 2021
Investment Income
Income
Dividend	$ 37,489,183
Interest	11,077,462
Income from affiliated investments	4,441,975
Less: Foreign taxes withheld	(1,165,022)
Total income	51,843,598
Expenses
Advisory and administration fees	6,423,070
Distribution and service fees
Class 1	1,536,058
Class 3	4,802,103
Directors' fees	29,544
Custody, fund accounting and sub-administration fees	795,374
Professional fees	103,687
Interest expense on forward sale commitments	1,108
Other expenses	302,013
Total expenses	13,992,957
Net investment income	$ 37,850,641
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 259,452,466(a)
Affiliated investments	6,416,682
Futures	1,110,359
Foreign currency transactions	(338,845)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(70,783,403) (b)
Affiliated investments	(4,274,981)
Futures	16,226
Foreign currency translations	(73,137)
Net realized and unrealized gain (loss) on investments	191,525,367
Net Increase in Net Assets Resulting from Operations	$ 229,376,008
(a)	Includes $(231,511) of net realized gains from foreign capital tax gain.
(b)	Includes change in deferred foreign capital gains tax amounted to $(121,197).
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	117

State Street Total Return V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2021	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 37,850,641	$ 27,665,107
Net realized gain (loss) on investments, futures and foreign currency transactions	266,640,662	2,332,524
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	(75,115,295)	68,395,776
Net increase (decrease) from operations	229,376,008	98,393,407
Distributions to shareholders:
Total distributions
Class 1	(114,700,350)	(13,378,166)
Class 3	(152,682,537)	(16,628,981)
Total distributions	(267,382,887)	(30,007,147)
Increase (decrease) in assets from operations and distributions	(38,006,879)	68,386,260
Share transactions:
Proceeds from sale of shares
Class 1	2,179,160	4,111,457
Class 3	12,802,243	18,262,784
Value of distributions reinvested
Class 1	114,663,018	13,378,166
Class 3	152,719,869	16,628,981
Cost of shares redeemed
Class 1	(74,103,725)	(67,099,035)
Class 3	(174,367,829)	(167,021,825)
Net increase (decrease) from share transactions	33,892,736	(181,739,472)
Contribution from Advisor	2,165	—
Contribution from Affiliate	2,165	—
Total increase (decrease) in net assets	(4,109,813)	(113,353,212)
Net Assets
Beginning of year	1,807,750,778	1,921,103,990
End of year	$ 1,803,640,965	$ 1,807,750,778
Changes in Fund Shares
Class 1
Shares sold	116,074	270,371
Issued for distributions reinvested	7,126,353	806,886
Shares redeemed	(4,126,451)	(4,414,312)
Net increase (decrease) in fund shares	3,115,976	(3,337,055)
Class 3
Shares sold	719,039	1,247,259
Issued for distributions reinvested	9,527,128	1,006,597
Shares redeemed	(9,749,748)	(10,989,224)
Net increase (decrease) in fund shares	496,419	(8,735,368)
The accompanying Notes are an integral part of these financial statements.
118	Statements of Changes in Net Assets

State Street Total Return V.I.S. Fund
Notes to Financial Statements — December 31, 2021
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
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State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
120	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the fiscal year ended December 31, 2021, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or
Notes to Financial Statements	121

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021 when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2021, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 228,408	$ —	$ 228,408

122	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	1,110,359	$ —	$ 1,110,359

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 16,226	$ —	$ 16,226
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.
Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Notes to Financial Statements	123

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2021 are disclosed in the Schedule of Investments.
The Adviser and State Street each reimbursed the Fund $2,165 for a total amount of $4,330 during the fiscal year related to a trading matter.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2021 were as follows:
U.S. Government Securities
Purchases	Sales
$ 707,063,685	$ 649,710,152
Non-U.S. Government Securities
Purchases	Sales
$ 1,877,248,826	$ 2,117,841,475
8.Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, REITs, TIPS adjustments, premium amortization, contributions from the advisor, investments in futures, passive foreign investment company gains and losses, paydown gains and losses and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2021 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 118,609,316	$ 148,773,571	$ 267,382,887
124	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 30,007,147	$ —	$ 30,007,147
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 12,739,937	$ —	$ —	$ 14,086,307	$ 131,557,991	$ —	$ 158,384,235
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 1,683,751,826	$ 188,872,844	$ 57,288,601	$ 131,584,243
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2021.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets
Notes to Financial Statements	125

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021 may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
11.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
126	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2021
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	127

State Street Total Return V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Total Return V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements and Schedule of Investments in Securities
We have audited the accompanying statement of assets and liabilities of State Street Total Return V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the summary schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and schedule of investments in securities present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements and schedule of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of investments in securities are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedule of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedule of investments in securities. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedule of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
To the Shareholders of State Street Total Return V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 17, 2022
128	Report of Independent Registered Public Accounting Firm

State Street Total Return V.I.S. Fund
Other Information — December 31, 2021 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividend.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2021 in the amount of $148,773,571.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported Fund’s ability to honor redemption requests timely and SSGA FM’s management of Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	129

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	63	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
130	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	63	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008,
Chairman, Board Member and
December 2008 to present,
Investment Committee
Member, Healthcare Georgia
Foundation (private
foundation); September 2002
to 2012, Lead Director and
Board Member, Amerigroup
Corp. (managed health care);
1999 to 2013, Board Member
and (2001 to 2017) Investment
Committee Member, Woodruff
Arts Center; and 2003 to 2009,
Trustee, Gettysburg College;
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).
Other Information	131

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	63	None.
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Indefinite Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

(1)	The individual listed above is a Director who is an “interested person,” as defined in the 1940 Act, of the Company (“Interested Director”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
132	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Controller of GE Asset Management Incorporated (April 2011 – July 2016).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*
Other Information	133

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2021 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

Timothy Collins SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 – present); Vice President and Managing Counsel, State Street Corporation (March 2020 – August 2021); Vice President and Senior Counsel (April 2018 – March 2020); Counsel, Sutton Place Investments (January 2010 – March 2018).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
134	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
Timothy Collins, Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISTRAR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Variable Insurance Series Funds, Inc. (the “Company,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Company’s Board of Directors (the “Board”) has determined that the Company has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Company’s principal accountant, for the audit of the Company’s annual financial statements or services normally provided by E&Y in connection with the Company’s statutory and regulatory filings and engagements were $190,678 and $190,678, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Company’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $33,513 and $47,874, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Company, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Company that (i) relate directly to the operations and financial reporting of the Company and (ii) were pre-approved by the Audit Committee were approximately $8,904,469 and $7,019,005, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Company’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•	To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate non-audit fees billed by E&Y for services rendered to the Company and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Company were approximately $38,000,000 and $36,534,447, respectively.

(h)

E&Y notified the Company’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Company, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Company’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	February 25, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	February 25, 2022